UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21864
                                     -------------------------------------------

                                WisdomTree Trust
--------------------------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

    48 Wall Street, 11th Floor                         New York, NY  10005
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(Address of principal executive offices)                      (Zip code)

                                 Marc J. Ruskin

                           48 Wall Street, 11th Floor

                               New York, NY 10005
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-918-4580

Date of fiscal year end: 3/31
                         ------

Date of reporting period: 6/30/06
                          -------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
Consumer Discretionary - 6.4%
Abercrombie & Fitch Co. Class A                            110       $     6,097
Advance Auto Parts, Inc.                                   170             4,913
American Eagle Outfitters, Inc.                            200             6,808
Barnes & Noble, Inc.                                       170             6,205
Beazer Homes USA, Inc.                                     140             6,422
Belo Corp. Class A                                         370             5,772
Best Buy Co., Inc.                                         280            15,355
Black & Decker Corp. (The)                                 130            10,980
BorgWarner Inc.                                            100             6,510
Boyd Gaming Corp.                                          150             6,054
Brinker International, Inc.                                170             6,171
Brunswick Corp.                                            180             5,985
CBS Corp. Class A                                          240             6,494
CBS Corp. Class B                                        1,890            51,124
Centex Corp.                                               140             7,042
Choice Hotels International, Inc.                          120             7,272
Circuit City Stores, Inc.                                  220             5,988
Citadel Broadcasting Corp.                                 730             6,497
Claire's Stores, Inc.                                      240             6,122
Clear Channel Communications, Inc.                       1,340            41,473
D.R. Horton, Inc.                                          370             8,813
Darden Restaurants, Inc.                                   180             7,092
Dillard's Inc. Class A                                     220             7,007
Dollar General Corp.                                       420             5,872
Dow Jones & Co., Inc.                                      190             6,652
E.W. Scripps Co. (The) Class A                             130             5,608
Eastman Kodak Co.                                          500            11,890
Family Dollar Stores, Inc.                                 260             6,352
Federated Department Stores, Inc.                          770            28,182
Foot Locker, Inc.                                          260             6,367
Ford Motor Co.                                           9,040            62,647
Fortune Brands, Inc.                                       260            18,463

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Gannett Co., Inc.                                          460       $    25,728
Gap, Inc. (The)                                          1,460            25,404
General Motors Corp.                                     2,660            79,241
Gentex Corp.                                               440             6,160
Genuine Parts Co.                                          530            22,080
GTECH Holdings Corp.                                       180             6,260
H&R Block, Inc.                                            760            18,134
Harley-Davidson, Inc.                                      370            20,309
Harrah's Entertainment, Inc.                               340            24,201
Harte-Hanks, Inc.                                          240             6,154
Hasbro, Inc.                                               400             7,244
Hilton Hotels Corp.                                        240             6,787
Home Depot, Inc.                                         3,010           107,728
International Game Technology                              470            17,832
International Speedway Corp. Class A                       130             6,028
JC Penney Co., Inc.                                        270            18,228
John Wiley & Sons, Inc. Class A                            180             5,976
Johnson Controls, Inc.                                     280            23,022
Jones Apparel Group, Inc.                                  190             6,040
KB Home                                                    140             6,419
Leggett & Platt, Inc.                                      480            11,990
Lennar Corp. Class A                                       140             6,212
Limited Brands, Inc.                                       970            24,822
Liz Claiborne, Inc.                                        170             6,300
Lowe's Cos., Inc.                                          290            17,594
Marriott International Inc. Class A                        240             9,149
Mattel, Inc.                                             1,070            17,666
McClatchy Co. Class A                                      221             8,866
McDonald's Corp.                                         2,450            82,320
McGraw-Hill Cos., Inc. (The)                               460            23,106
MDC Holdings, Inc.                                         120             6,232
Men's Wearhouse, Inc. (The)                                190             5,757
Meredith Corp.                                             130             6,440
Michaels Stores, Inc.                                      160             6,598

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
New York Times Co. Class A                                 370       $     9,080
Newell Rubbermaid, Inc.                                    920            23,764
News Corp. Class A                                       1,580            30,304
News Corp. Class B                                         590            11,906
Nike Inc. Class B                                          280            22,680
Nordstrom, Inc.                                            280            10,220
OfficeMax, Inc.                                            150             6,112
Omnicom Group, Inc.                                        210            18,709
OSI Restaurant Partners, Inc.                              170             5,882
PetSmart, Inc.                                             230             5,888
Polaris Industries, Inc.                                   140             6,062
Polo Ralph Lauren Corp.                                    110             6,039
Pool Corp.                                                 150             6,544
Pulte Homes, Inc.                                          230             6,622
RadioShack Corp.                                           420             5,880
Regal Entertainment Group Class A                          410             8,331
Ross Stores, Inc.                                          230             6,451
Ryland Group, Inc. (The)                                   150             6,535
Service Corp. International                                780             6,349
ServiceMaster Co. (The)                                    980            10,123
Sherwin-Williams Co. (The)                                 270            12,820
Snap-On, Inc.                                              160             6,467
Standard-Pacific Corp.                                     250             6,425
Stanley Works  (The)                                       190             8,972
Staples, Inc.                                              630            15,322
Station Casinos, Inc.                                       90             6,127
Target Corp.                                               680            33,232
Thor Industries, Inc.                                      140             6,783
Tiffany & Co.                                              190             6,274
Time Warner, Inc.                                        5,280            91,344
TJX Cos., Inc.                                             440            10,058
Tribune Co.                                                800            25,944
United Auto Group, Inc.                                    300             6,405
VF Corp.                                                   220            14,942

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                    1,870       $    56,100
Warner Music Group Corp.                                   350            10,318
Weight Watchers International, Inc.                        150             6,133
Wendy's International, Inc.                                120             6,995
Whirlpool Corp.                                            140            11,571
Yum! Brands, Inc.                                          260            13,070
                                                                     -----------
Total Consumer Discretionary                                           1,635,039
                                                                     -----------

Consumer Staples - 11.7%
Alberto-Culver Co.                                         130             6,334
Altria Group, Inc.                                       9,450           693,913
Anheuser-Busch Cos., Inc.                                1,960            89,356
Archer-Daniels-Midland Co.                                 780            32,198
Avon Products, Inc.                                      1,010            31,310
Brown-Forman Corp. Class A                                  80             5,744
Brown-Forman Corp. Class B                                  90             6,430
Campbell Soup Co.                                          910            33,770
Church & Dwight Co., Inc.                                  170             6,191
Clorox Co. (The)                                           290            17,681
Coca-Cola Co. (The)                                      7,040           302,861
Coca-Cola Enterprises, Inc.                                560            11,407
Colgate-Palmolive Co.                                    1,160            69,484
ConAgra Foods, Inc.                                      1,750            38,692
Corn Products International, Inc.                          250             7,650
Costco Wholesale Corp.                                     400            22,852
CVS Corp.                                                  420            12,894
Del Monte Foods Co.                                        540             6,064
Estee Lauder Cos., Inc. (The) Class A                      160             6,187
Flowers Foods, Inc.                                        210             6,014
General Mills, Inc.                                        960            49,594
H.J. Heinz Co. Ltd.                                      1,060            43,693
Hershey Co. (The)                                          330            18,173
Hormel Foods Corp.                                         230             8,542
JM Smucker Co. (The)                                       160             7,152
Kellogg Co.                                              1,020            49,399

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                     1,560       $    96,252
Kraft Foods, Inc. Class A                                1,480            45,732
Kroger Co. (The)                                           930            20,330
Loews Corp./Carolina Group                                 300            15,411
Longs Drug Stores Corp.                                    140             6,387
McCormick & Co., Inc.                                      250             8,387
Molson Coors Brewing Co. Class B                           120             8,146
Pepsi Bottling Group, Inc.                                 340            10,931
PepsiAmericas, Inc.                                        290             6,412
PepsiCo, Inc.                                            2,990           179,520
Pilgrim's Pride Corp.                                      240             6,192
Procter & Gamble Co.                                     7,100           394,760
Reynolds American, Inc.                                    700            80,710
Safeway, Inc.                                              360             9,360
Sara Lee Corp.                                           3,360            53,827
Seaboard Corp.                                              10            12,800
Supervalu, Inc.                                            480            14,736
SYSCO Corp.                                              1,310            40,034
Tyson Foods, Inc. Class A                                  410             6,093
UST, Inc.                                                  890            40,219
Vector Group Ltd.                                          420             6,825
Walgreen Co.                                               620            27,801
Wal-Mart Stores, Inc.                                    5,920           285,166
Whole Foods Market, Inc.                                   120             7,757
WM. Wrigley Jr. Co.                                        470            21,319
                                                                     -----------
Total Consumer Staples                                                 2,988,692
                                                                     -----------

Energy - 7.5%
Anadarko Petroleum Corp.                                   330            15,738
Apache Corp.                                               200            13,650
Arch Coal, Inc.                                            150             6,355
Baker Hughes, Inc.                                         260            21,281
BJ Services Co.                                            190             7,079
Chesapeake Energy Corp.                                    240             7,260
Chevron Corp.                                            6,940           430,696

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
ConocoPhillips                                           3,440       $   225,423
Consol Energy, Inc.                                        160             7,475
Devon Energy Corp.                                         320            19,331
Diamond Offshore Drilling, Inc.                             80             6,714
El Paso Corp.                                              880            13,200
ENSCO International, Inc.                                  140             6,443
EOG Resources, Inc.                                        100             6,934
Exxon Mobil Corp.                                       12,890           790,801
Halliburton Co.                                            420            31,168
Hess Corp.                                                 230            12,155
Kerr-McGee Corp.                                           120             8,322
Kinder Morgan, Inc.                                        500            49,945
Marathon Oil Corp.                                         640            53,312
Murphy Oil Corp.                                           170             9,496
Noble Energy, Inc.                                         150             7,029
Occidental Petroleum Corp.                                 670            68,708
Patterson-UTI Energy, Inc.                                 230             6,511
Peabody Energy Corp.                                       120             6,690
Pioneer Natural Resources Co.                              160             7,426
Smith International, Inc.                                  170             7,560
Sunoco, Inc.                                               170            11,779
Tesoro Corp.                                               100             7,436
Valero Energy Corp.                                        250            16,630
Williams Cos., Inc.                                        840            19,622
XTO Energy, Inc.                                           260            11,510
                                                                     -----------
Total Energy                                                           1,913,679
                                                                     -----------

Financials - 33.4%
21st Century Insurance Group                               430             6,192
Aames Investment Corp.                                   1,480             7,385
Advance America Cash Advance Centers, Inc.                 420             7,367
Advanta Corp. Class B                                      170             6,111
Aflac, Inc.                                                580            26,883
AG Edwards, Inc.                                           120             6,638
Alabama National Bancorp.                                   90             6,133

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                       70       $     6,208
Alfa Corp.                                                 390             6,458
Allstate Corp. (The)                                     1,740            95,230
AMB Property Corp.                                         290            14,660
AMBAC Financial Group, Inc.                                 80             6,488
American Capital Strategies Ltd.                         1,160            38,837
American Express Co.                                     1,130            60,139
American Financial Group, Inc.                             150             6,435
American Financial Realty Trust                          1,200            11,616
American Home Mortgage Investment Corp.                    580            21,379
American International Group, Inc.                       2,360           139,358
American National Insurance Co.                             70             9,080
Ameriprise Financial, Inc.                                 240            10,721
AmerUs Group Co.                                           110             6,441
AmSouth Bancorp.                                         1,330            35,179
Annaly Mortgage Management, Inc.                           490             6,277
Anthracite Capital, Inc.                                   590             7,174
AON Corp.                                                  460            16,017
Apartment Investment & Management Co. Class A              490            21,291
Apollo Investment Corp.                                    800            14,784
Archstone-Smith Trust                                      760            38,661
Arthur J. Gallagher & Co.                                  410            10,389
Associated Banc-Corp                                       430            13,558
Assurant, Inc.                                             130             6,292
Astoria Financial Corp.                                    320             9,744
AvalonBay Communities, Inc.                                210            23,230
BancorpSouth, Inc.                                         250             6,813
Bank of America Corp.                                   20,500           986,050
Bank of Hawaii Corp.                                       140             6,944
Bank of New York Co., Inc. (The)                         1,800            57,960
BankUnited Financial Corp. Class A                         200             6,104
BB&T Corp.                                               2,120            88,171
Bear Stearns Cos., Inc. (The)                              100            14,008
BioMed Realty Trust, Inc.                                  220             6,587

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
BlackRock, Inc. Class A                                     50       $     6,959
BOK Financial Corp.                                        130             6,457
Boston Private Financial Holdings, Inc.                    210             5,859
Boston Properties, Inc.                                    330            29,832
Brandywine Realty Trust                                    480            15,442
BRE Properties, Inc. Class A                               190            10,450
Brown & Brown, Inc.                                        210             6,136
Camden Property Trust                                      190            13,975
Capital One Financial Corp.                                 80             6,836
CapitalSource, Inc.                                      1,350            31,671
Capitol Federal Financial                                  460            15,773
Cathay General Bancorp                                     170             6,185
CBL & Associates Properties, Inc.                          270            10,511
Central Pacific Financial Corp.                            160             6,192
Charles Schwab Corp. (The)                                 750            11,985
Chicago Mercantile Exchange Holdings, Inc.                  20             9,823
Chittenden Corp.                                           230             5,946
Chubb Corp. (The)                                          870            43,413
Cincinnati Financial Corp.                                 550            25,856
CIT Group, Inc.                                            300            15,687
Citigroup, Inc.                                         20,800         1,003,392
Citizens Banking Corp.                                     230             5,614
City National Corp.                                        100             6,509
Colonial BancGroup, Inc. (The)                             420            10,786
Colonial Properties Trust                                  240            11,856
Comerica, Inc.                                             670            34,833
Commerce Bancorp, Inc.                                     240             8,561
Commerce Bancshares, Inc.                                  130             6,507
Commerce Group, Inc.                                       220             6,499
Compass Bancshares, Inc.                                   390            21,684
Corporate Office Properties Trust                          150             6,312
Corus Bankshares, Inc.                                     230             6,021
Countrywide Financial Corp.                                990            37,699
Cousins Properties, Inc.                                   220             6,805

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Crescent Real Estate Equities Co.                          730       $    13,549
Cullen/Frost Bankers, Inc.                                 120             6,876
CVB Financial Corp.                                        390             6,107
Delphi Financial Group, Inc. Class A                       180             6,545
Developers Diversified Realty Corp.                        470            24,525
DiamondRock Hospitality Co.                                410             6,072
Downey Financial Corp.                                      90             6,107
Duke Realty Corp.                                          670            23,551
East West Bancorp, Inc.                                    160             6,066
EastGroup Properties, Inc.                                 140             6,535
Eaton Vance Corp.                                          240             5,990
Entertainment Properties Trust                             170             7,319
Equity Lifestyle Properties, Inc.                          140             6,136
Equity Office Properties Trust                           1,460            53,305
Equity One, Inc.                                           370             7,733
Equity Residential                                       1,100            49,203
Erie Indemnity Co. Class A                                 160             8,320
Essex Property Trust, Inc.                                  70             7,816
Federal Realty Investment Trust                            160            11,200
Federated Investors, Inc. Class B                          190             5,985
FelCor Lodging Trust, Inc.                                 300             6,522
Fidelity National Financial, Inc.                          490            19,086
Fidelity National Title Group, Inc. Class A                300             5,901
Fieldstone Investment Corp.                                800             7,328
Fifth Third Bancorp                                      2,150            79,443
First American Corp.                                       180             7,609
First Citizens BancShares, Inc. Class A                     30             6,015
First Community Bancorp                                    110             6,499
First Horizon National Corp.                               540            21,708
First Industrial Realty Trust, Inc.                        290            11,003
First Marblehead Corp. (The)                               140             7,972
First Midwest Bancorp, Inc.                                170             6,304
First Niagara Financial Group, Inc.                        440             6,169
First Republic Bank                                        140             6,412

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
FirstMerit Corp.                                           360       $     7,538
Flagstar Bancorp, Inc.                                     390             6,224
Forest City Enterprises, Inc. Class A                      140             6,987
Forest City Enterprises, Inc. Class B                      140             6,968
Franklin Resources, Inc.                                   130            11,285
Franklin Street Properties Corp.                           350             6,888
Freddie Mac                                              2,130           121,431
Fremont General Corp.                                      310             5,754
Friedman Billings Ramsey Group, Inc. Class A             1,370            15,029
Frontier Financial Corp.                                   180             6,118
Fulton Financial Corp.                                     590             9,393
GAMCO Investors, Inc. Class A                              170             6,249
General Growth Properties, Inc.                            800            36,048
Genworth Financial, Inc. Class A                           410            14,284
Glimcher Realty Trust                                      250             6,203
Global Signal, Inc.                                        290            13,433
Golden West Financial Corp.                                140            10,388
Goldman Sachs Group, Inc.                                  390            58,668
Greater Bay Bancorp                                        210             6,038
Greenhill & Co., Inc.                                      110             6,684
Hancock Holding Co.                                        110             6,160
Hartford Financial Services Group, Inc. (The)              610            51,606
HCC Insurance Holdings, Inc.                               210             6,182
Health Care Property Investors, Inc.                       820            21,927
Health Care REIT, Inc.                                     380            13,281
Healthcare Realty Trust, Inc.                              330            10,511
Heritage Property Investment Trust, Inc.                   250             8,730
Highwoods Properties, Inc.                                 270             9,769
Hilb Rogal & Hobbs Co.                                     160             5,963
Home Properties, Inc.                                      160             8,882
Hospitality Properties Trust                               480            21,082
Host Hotels & Resorts, Inc.                              1,010            22,089
HRPT Properties Trust                                    1,500            17,340
Hudson City Bancorp, Inc.                                1,320            17,596

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Huntington Bancshares, Inc.                              1,030       $    24,287
IMPAC Mortgage Holdings, Inc.                              790             8,832
IndyMac Bancorp, Inc.                                      280            12,838
International Bancshares Corp.                             210             5,771
International Securities Exchange, Inc.                    170             6,472
Investors Financial Services Corp.                         140             6,286
iStar Financial, Inc.                                      910            34,353
Janus Capital Group, Inc.                                  340             6,086
Jefferies Group, Inc.                                      230             6,815
Jones Lang LaSalle, Inc.                                    80             7,004
JPMorgan Chase & Co.                                    11,420           479,640
Kearny Financial Corp.                                     440             6,512
KeyCorp                                                  1,520            54,234
Kilroy Realty Corp.                                         90             6,503
Kimco Realty Corp.                                         740            27,003
KKR Financial Corp.                                        580            12,070
LandAmerica Financial Group, Inc.                          100             6,460
LaSalle Hotel Properties                                   150             6,945
Legg Mason, Inc.                                            70             6,966
Lehman Brothers Holdings, Inc.                             350            22,803
Leucadia National Corp.                                    200             5,838
Lexington Corporate Properties Trust                       370             7,992
Liberty Property Trust                                     460            20,332
Lincoln National Corp.                                     930            52,489
Loews Corp.                                                330            11,699
Longview Fibre Co.                                         250             4,773
M&T Bank Corp.                                             170            20,046
Macerich Co. (The)                                         260            18,252
Mack-Cali Realty Corp.                                     320            14,694
MAF Bancorp, Inc.                                          150             6,426
Maguire Properties, Inc.                                   200             7,034
Marsh & McLennan Cos., Inc.                              1,270            34,150
Marshall & Ilsley Corp.                                    530            24,242
MB Financial, Inc.                                         170             6,011

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
MBIA, Inc.                                                 270       $    15,809
MCG Capital Corp.                                          640            10,176
Mellon Financial Corp.                                     930            32,020
Mercantile Bankshares Corp.                                330            11,771
Mercury General Corp.                                      190            10,710
Merrill Lynch & Co., Inc.                                1,200            83,472
Metlife, Inc.                                              820            41,992
MGIC Investment Corp.                                      130             8,450
Mid-America Apartment Communities, Inc.                    110             6,133
Mills Corp. (The)                                          500            13,375
Moody's Corp.                                              120             6,535
Morgan Stanley                                           1,820           115,042
Municipal Mortgage & Equity LLC                            280             7,605
National City Corp.                                      2,610            94,456
National Financial Partners Corp.                          140             6,203
National Retail Properties, Inc.                           320             6,384
Nationwide Financial Services, Inc. Class A                140             6,171
Nationwide Health Properties, Inc.                         480            10,805
New Century Financial Corp.                                860            39,345
New Plan Excel Realty Trust, Inc.                          500            12,345
New York Community Bancorp, Inc.                         1,540            25,425
NewAlliance Bancshares, Inc.                               440             6,296
Newcastle Investment Corp.                                 460            11,647
North Fork Bancorp., Inc.                                1,600            48,272
Northern Trust Corp.                                       380            21,014
Northwest Bancorp, Inc.                                    250             6,625
NovaStar Financial, Inc.                                   540            17,069
Nuveen Investments, Inc. Class A                           150             6,458
Odyssey Re Holdings Corp.                                  250             6,588
Ohio Casualty Corp.                                        210             6,243
Old National Bancorp                                       320             6,390
Old Republic International Corp.                           590            12,608
optionsXpress Holdings, Inc.                               220             5,128
Pacific Capital Bancorp                                    180             5,602

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                        150       $    10,406
Park National Corp.                                         60             5,929
Pennsylvania Real Estate Investment Trust                  190             7,670
People's Bank                                              380            12,483
Phoenix Cos., Inc. (The)                                   450             6,336
Plum Creek Timber Co., Inc.                                800            28,400
PMI Group, Inc. (The)                                      140             6,241
PNC Financial Services Group, Inc.                         880            61,750
Post Properties, Inc.                                      170             7,708
Potlatch Corp.                                             180             6,795
Principal Financial Group, Inc.                            370            20,591
Progressive Corp. (The)                                    230             5,913
Prologis                                                   740            38,569
Prosperity Bancshares, Inc.                                190             6,249
Protective Life Corp.                                      140             6,527
Provident Bankshares Corp.                                 170             6,186
Provident Financial Services, Inc.                         340             6,103
Prudential Financial, Inc.                                 510            39,627
PS Business Parks, Inc.                                    110             6,490
Public Storage, Inc.                                       320            24,288
Radian Group, Inc.                                         100             6,178
Raymond James Financial, Inc.                              220             6,659
Rayonier, Inc.                                             310            11,752
Realty Income Corp.                                        510            11,169
Reckson Associates Realty Corp.                            310            12,828
Redwood Trust, Inc.                                        160             7,813
Regency Centers Corp.                                      240            14,916
Regions Financial Corp.                                  1,820            60,278
Reinsurance Group of America, Inc.                         130             6,390
RLI Corp.                                                  130             6,263
Safeco Corp.                                               240            13,524
Saxon Capital, Inc.                                        960            10,982
SEI Investments Co.                                        140             6,843
Selective Insurance Group, Inc.                            110             6,146

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Senior Housing Properties Trust                            500       $     8,955
Shurgard Storage Centers, Inc. Class A                     160            10,000
Simon Property Group, Inc.                                 800            66,352
Sky Financial Group, Inc.                                  370             8,736
SL Green Realty Corp.                                      100            10,947
SLM Corp.                                                  710            37,573
South Financial Group, Inc. (The)                          230             6,074
Sovereign Bancorp, Inc.                                    580            11,780
Spirit Finance Corp.                                       560             6,306
St. Joe Co. (The)                                          140             6,516
St. Paul Travelers Cos., Inc. (The)                      1,520            67,762
Stancorp Financial Group, Inc.                             130             6,618
State Auto Financial Corp.                                 180             5,857
State Street Corp.                                         420            24,398
Sterling Financial Corp.                                   210             6,407
Strategic Hotels & Resorts, Inc.                           310             6,429
Student Loan Corp.                                          40             8,080
Sunstone Hotel Investors, Inc.                             240             6,974
SunTrust Banks, Inc.                                     1,220            93,037
Susquehanna Bancshares, Inc.                               270             6,453
Synovus Financial Corp.                                    900            24,102
T. Rowe Price Group, Inc.                                  380            14,368
Taubman Centers, Inc.                                      160             6,544
TCF Financial Corp.                                        470            12,432
TD Banknorth Inc.                                          690            20,321
Texas Regional Bancshares, Inc. Class A                    180             6,826
Thornburg Mortgage, Inc.                                 1,080            30,100
Torchmark Corp.                                            110             6,679
Transatlantic Holdings, Inc.                               110             6,149
Trizec Properties, Inc.                                    480            13,747
Trustmark Corp.                                            200             6,194
Trustreet Properties Inc.                                  590             7,782
UCBH Holdings, Inc.                                        350             5,789
UMB Financial Corp.                                        190             6,335

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Umpqua Holdings Corp.                                      230       $     5,900
UnionBanCal Corp.                                          330            21,315
United Bankshares, Inc.                                    170             6,227
United Dominion Realty Trust, Inc.                         590            16,526
Unitrin, Inc.                                              260            11,333
UnumProvident Corp.                                        430             7,796
US Bancorp                                               7,820           241,482
Valley National Bancorp                                    400            10,284
Ventas, Inc.                                               490            16,601
Vornado Realty Trust                                       470            45,849
W.R. Berkley Corp.                                         190             6,485
Wachovia Corp.                                           5,940           321,235
Waddell & Reed Financial, Inc. Class A                     290             5,962
Washington Federal, Inc.                                   290             6,725
Washington Mutual, Inc.                                  4,670           212,859
Washington Real Estate Investment Trust                    190             6,973
Webster Financial Corp.                                    130             6,167
Weingarten Realty Investors                                410            15,695
Wells Fargo & Co.                                        5,480           367,598
Wesco Financial Corp.                                       20             7,620
Westamerica Bancorp.                                       130             6,366
Whitney Holding Corp.                                      190             6,720
Wilmington Trust Corp.                                     190             8,014
Wintrust Financial Corp.                                   120             6,102
Zenith National Insurance Corp.                            160             6,347
Zions Bancorp.                                             180            14,029
                                                                     -----------
Total Financials                                                       8,545,553
                                                                     -----------

Health Care - 9.5%
Abbott Laboratories                                      4,290           187,087
Aetna, Inc.                                                150             5,990
Allergan, Inc.                                              60             6,436
AmerisourceBergen Corp.                                    150             6,288
Applera Corp./Applied Biosystems Group                     210             6,794
Baxter International, Inc.                                 970            35,657

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Becton Dickinson & Co.                                     340       $    20,784
Biomet, Inc.                                               180             5,632
Bristol-Myers Squibb Co.                                 8,970           231,964
Brookdale Senior Living, Inc.                              240            10,738
C.R. Bard, Inc.                                             90             6,593
Cardinal Health, Inc.                                      130             8,363
Cigna Corp.                                                 70             6,896
DENTSPLY International Inc.                                100             6,060
Eli Lilly & Co.                                          3,270           180,733
HCA, Inc.                                                  580            25,027
Health Management Associates Inc. Class A                  300             5,913
IMS Health, Inc.                                           230             6,176
Johnson & Johnson                                        6,660           399,067
Manor Care, Inc.                                           130             6,100
McKesson Corp.                                             140             6,619
Medtronic, Inc.                                            920            43,166
Merck & Co., Inc.                                        9,460           344,628
Mylan Laboratories, Inc.                                   300             6,000
Omnicare, Inc.                                             140             6,639
Pfizer, Inc.                                            28,450           667,722
Pharmaceutical Product Development, Inc.                   170             5,970
Quest Diagnostics, Inc.                                    150             8,988
Schering-Plough Corp.                                    1,720            32,732
Stryker Corp.                                              140             5,895
UnitedHealth Group, Inc.                                   140             6,269
Wyeth                                                    2,770           123,016
                                                                     -----------
Total Health Care                                                      2,425,942
                                                                     -----------

Industrials - 10.3%
3M Co.                                                   1,840           148,617
American Power Conversion Corp.                            340             6,627
American Standard Cos., Inc.                               340            14,712
Ametek, Inc.                                               150             7,107
Aramark Corp. Class B                                      190             6,291
Avery Dennison Corp.                                       290            16,837

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Boeing Co. (The)                                         1,230       $   100,749
Brink's Co. (The)                                          120             6,769
Burlington Northern Santa Fe Corp.                         360            28,530
C.H. Robinson Worldwide, Inc.                              180             9,594
Carlisle Cos., Inc.                                         80             6,344
Caterpillar, Inc.                                          940            70,011
Cendant Corp.                                            2,560            41,702
Cintas Corp.                                               150             5,964
Con-way Inc.                                               110             6,372
Crane Co.                                                  160             6,656
CSX Corp.                                                  190            13,384
Cummins, Inc.                                               60             7,335
Deere & Co.                                                460            38,405
Deluxe Corp.                                               310             5,419
Donaldson Co., Inc.                                        200             6,774
Dover Corp.                                                280            13,840
Eaton Corp.                                                280            21,112
Emerson Electric Co.                                       880            73,753
Equifax, Inc.                                              180             6,181
Expeditors International Washington, Inc.                  140             7,841
Fastenal Co.                                               160             6,446
FedEx Corp.                                                 90            10,517
Fluor Corp.                                                 80             7,434
General Dynamics Corp.                                     580            37,967
General Electric Co.                                    30,070           991,107
Goodrich Corp.                                             220             8,864
Graco, Inc.                                                140             6,437
Harsco Corp.                                                80             6,237
HNI Corp.                                                  130             5,896
Honeywell International, Inc.                            1,770            71,331
Hubbell Inc. Class B                                       130             6,195
IDEX Corp.                                                 140             6,608
Illinois Tool Works, Inc.                                  770            36,575
ITT Industries, Inc.                                       140             6,930

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
JB Hunt Transport Services, Inc.                           260       $     6,477
Joy Global, Inc.                                           130             6,772
Kennametal, Inc.                                           110             6,848
L-3 Communications Holdings, Inc.                          110             8,296
Laidlaw International, Inc.                                250             6,300
Landstar System, Inc.                                      140             6,612
Lincoln Electric Holdings, Inc.                            110             6,892
Lockheed Martin Corp.                                      710            50,935
Manitowoc Co., Inc. (The)                                  160             7,120
Manpower, Inc.                                             100             6,460
Masco Corp.                                              1,130            33,493
MSC Industrial Direct Co. Class A                          140             6,660
Norfolk Southern Corp.                                     510            27,142
Northrop Grumman Corp.                                     530            33,952
Oshkosh Truck Corp.                                        120             5,702
Paccar, Inc.                                               240            19,771
Pall Corp.                                                 220             6,160
Parker Hannifin Corp.                                      140            10,864
Pentair, Inc.                                              190             6,496
Pitney Bowes, Inc.                                         680            28,084
Precision Castparts Corp.                                  120             7,171
Raytheon Co.                                               940            41,896
Republic Services, Inc.                                    180             7,261
Robert Half International, Inc.                            160             6,720
Rockwell Automation, Inc.                                  220            15,842
Rockwell Collins, Inc.                                     150             8,381
Roper Industries, Inc.                                     140             6,545
RR Donnelley & Sons Co.                                    690            22,046
Ryder System, Inc.                                         110             6,427
Southwest Airlines Co.                                     400             6,548
SPX Corp.                                                  120             6,714
Steelcase Inc. Class A                                     360             5,922
Teleflex, Inc.                                             110             5,942
Textron, Inc.                                              210            19,358

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Timken Co. (The)                                           220       $     7,372
Toro Co. (The)                                             130             6,071
Trinity Industries, Inc.                                   180             7,272
Union Pacific Corp.                                        340            31,606
United Parcel Service Inc. Class B                       1,240           102,089
United Technologies Corp.                                1,540            97,667
W.W. Grainger, Inc.                                        110             8,275
Waste Management, Inc.                                   1,360            48,797
                                                                     -----------
Total Industrials                                                      2,652,428
                                                                     -----------

Information Technology - 4.5%
Amphenol Corp. Class A                                     120             6,715
Analog Devices, Inc.                                       620            19,927
Applied Materials, Inc.                                  1,820            29,630
Automatic Data Processing, Inc.                            940            42,629
CA, Inc.                                                   340             6,987
CDW Corp.                                                  110             6,012
Diebold, Inc.                                              150             6,093
Electronic Data Systems Corp.                              380             9,143
Fidelity National Information Services, Inc.               170             6,018
First Data Corp.                                           390            17,566
Global Payments, Inc.                                      140             6,797
Harris Corp.                                               160             6,642
Hewlett-Packard Co.                                      2,750            87,120
Intel Corp.                                             12,210           231,380
International Business Machines Corp.                    1,520           116,766
Intersil Corp. Class A                                     270             6,278
KLA -Tencor Corp.                                          200             8,314
Linear Technology Corp.                                    520            17,415
Maxim Integrated Products, Inc.                            430            13,807
Microchip Technology, Inc.                                 440            14,762
Microsoft Corp.                                         13,720           319,676
Molex, Inc.                                                180             6,043
MoneyGram International, Inc.                              180             6,111
Motorola, Inc.                                           1,750            35,263

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
National Semiconductor Corp.                               260       $     6,201
Paychex, Inc.                                              590            22,998
Qualcomm, Inc.                                           1,180            47,283
Sabre Holdings Corp. Class A                               290             6,380
Symbol Technologies, Inc.                                  560             6,042
Texas Instruments, Inc.                                    600            18,174
Total System Services, Inc.                                340             6,545
Xilinx, Inc.                                               380             8,607
                                                                     -----------
Total Information Technology                                           1,149,324
                                                                     -----------

Materials - 4.3%
Air Products & Chemicals, Inc.                             450            28,764
Airgas, Inc.                                               170             6,333
Albemarle Corp.                                            140             6,703
Alcoa, Inc.                                              1,720            55,659
Allegheny Technologies, Inc.                               100             6,924
Ashland, Inc.                                              110             7,337
Ball Corp.                                                 170             6,297
Bemis Co.                                                  250             7,655
Cabot Corp.                                                190             6,559
Carpenter Technology Corp.                                  60             6,930
Celanese Corp. Series A                                    330             6,739
Chemtura Corp.                                             690             6,445
Commercial Metals Co.                                      280             7,196
Cytec Industries, Inc.                                     110             5,903
Dow Chemical Co. (The)                                   3,590           140,118
E.I. du Pont de Nemours & Co.                            3,230           134,368
Eagle Materials, Inc.                                      150             7,125
Eastman Chemical Co.                                       280            15,120
Ecolab, Inc.                                               270            10,957
Florida Rock Industries, Inc.                              130             6,457
FMC Corp.                                                  100             6,439
Freeport-McMoRan Copper & Gold Inc. Class B                390            21,610
International Flavors & Fragrances, Inc.                   190             6,696
International Paper Co.                                  1,420            45,866

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                    280       $     6,132
Lubrizol Corp.                                             160             6,376
Lyondell Chemical Co.                                    1,120            25,379
Martin Marietta Materials, Inc.                             70             6,380
MeadWestvaco Corp.                                         610            17,037
Monsanto Co.                                               250            21,047
Newmont Mining Corp.                                       340            17,996
Nucor Corp.                                                240            13,020
Packaging Corp. of America                                 460            10,129
Phelps Dodge Corp.                                         190            15,610
PPG Industries, Inc.                                       490            32,340
Praxair, Inc.                                              590            31,860
Reliance Steel & Aluminum Co.                               80             6,636
Rohm & Haas Co.                                            520            26,062
RPM International, Inc.                                    420             7,560
Scotts Miracle-Gro Co. (The) Class A                       150             6,348
Sealed Air Corp.                                           120             6,250
Sigma-Aldrich Corp.                                         90             6,538
Sonoco Products Co.                                        270             8,545
Southern Copper Corp.                                    1,920           171,130
Steel Dynamics, Inc.                                       120             7,889
Temple-Inland, Inc.                                        250            10,717
United States Steel Corp.                                  100             7,012
Valhi, Inc.                                                260             6,383
Valspar Corp.                                              230             6,074
Vulcan Materials Co.                                       170            13,260
Weyerhaeuser Co.                                           680            42,330
                                                                     -----------
Total Materials                                                        1,096,240
                                                                     -----------

Telecommunication Services - 5.4%
AT&T, Inc.                                              19,160           534,372
ALLTEL Corp.                                               930            59,362
BellSouth Corp.                                          6,030           218,286
CenturyTel, Inc.                                           170             6,316
Citizens Communications Co.                              2,480            32,364

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.                   190       $     6,300
Consolidated Communications Holdings, Inc.                  30               499
Iowa Telecommunications Services, Inc.                     350             6,622
PanAmSat Holding Corp.                                     850            21,233
Sprint Nextel Corp.                                      1,100            21,989
Telephone & Data Systems, Inc.                             160             6,624
Telephone & Data Systems, Inc. Special Shares              160             6,224
Verizon Communications, Inc.                            13,970           467,855
                                                                     -----------
Total Telecommunication Services                                       1,388,046
                                                                     -----------

Utilities - 6.9%
AGL Resources, Inc.                                        320            12,198
ALLETE, Inc.                                               130             6,155
Alliant Energy Corp.                                       420            14,406
Ameren Corp.                                             1,050            53,025
American Electric Power Co., Inc.                        1,720            58,910
Aqua America Inc.                                          290             6,609
Atmos Energy Corp.                                         380            10,606
Avista Corp.                                               280             6,392
Black Hills Corp.                                          180             6,179
CenterPoint Energy, Inc.                                 1,560            19,500
Cleco Corp.                                                280             6,510
Consolidated Edison, Inc.                                1,300            57,772
Constellation Energy Group, Inc.                           490            26,715
Dominion Resources, Inc.                                 1,390           103,958
DPL, Inc.                                                  470            12,596
DTE Energy Co.                                             920            37,481
Duke Energy Corp.                                        4,390           128,934
Duquesne Light Holdings, Inc.                              470             7,727
Edison International                                       860            33,540
Energen Corp.                                              180             6,914
Energy East Corp.                                          710            16,990
Entergy Corp.                                              660            46,695
Equitable Resources, Inc.                                  270             9,045
Exelon Corp.                                             2,020           114,797

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
FirstEnergy Corp.                                        1,210       $    65,594
FPL Group, Inc.                                          1,470            60,829
Great Plains Energy, Inc.                                  440            12,258
Hawaiian Electric Industries, Inc.                         370            10,327
IDACORP, Inc.                                              180             6,172
KeySpan Corp.                                              800            32,320
MDU Resources Group, Inc.                                  270             9,885
National Fuel Gas Co.                                      300            10,542
New Jersey Resources Corp.                                 140             6,549
Nicor, Inc.                                                210             8,715
NiSource, Inc.                                           1,240            27,082
Northeast Utilities                                        550            11,368
Northwest Natural Gas Co.                                  180             6,665
NorthWestern Corp.                                         180             6,183
NSTAR                                                      450            12,870
OGE Energy Corp.                                           410            14,362
ONEOK, Inc.                                                400            13,616
Ormat Technologies, Inc.                                   180             6,867
Peoples Energy Corp.                                       230             8,259
PG&E Corp.                                               1,170            45,958
Piedmont Natural Gas Co. Inc.                              300             7,290
Pinnacle West Capital Corp.                                500            19,955
PNM Resources, Inc.                                        250             6,240
PPL Corp.                                                1,420            45,866
Progress Energy, Inc.                                    1,390            59,589
Public Service Enterprise Group, Inc.                      900            59,508
Puget Energy, Inc.                                         540            11,599
Questar Corp.                                              110             8,854
SCANA Corp.                                                490            18,904
Sempra Energy                                              680            30,926
Southern Co.                                             3,380           108,329
Southern Union Co.                                         250             6,765
Southwest Gas Corp.                                        210             6,581
TECO Energy, Inc.                                          980            14,641

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
TXU Corp.                                                1,700       $   101,643
UGI Corp.                                                  330             8,125
UniSource Energy Corp.                                     200             6,230
Vectren Corp.                                              350             9,537
Westar Energy, Inc.                                        410             8,630
Wisconsin Energy Corp.                                     270            10,881
WPS Resources Corp.                                        180             8,928
Xcel Energy, Inc.                                        1,920            36,826
                                                                     -----------
Total Utilities                                                        1,775,922
                                                                     -----------

TOTAL COMMON STOCKS (Cost:  $24,702,099)                              25,570,865
                                                                     ===========

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
Columbia Cash Reserves Fund, 4.71%* (Cost: $11,703)     11,703            11,703
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $24,713,802)**         25,582,568
                                                                     ===========

Cash and Other Assets in Excess of Liabilities - 0.1%                     26,727
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $25,609,295
================================================================================

*Rate shown represents annualized 7-day yield as of June 30, 2006. **Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE HIGH-YIELDING EQUITY(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Consumer Discretionary - 1.8%
American Axle & Manufacturing Holdings, Inc.               300       $     5,133
Bandag, Inc. Class A                                        60             1,860
Bassett Furniture Industries, Inc.                          80             1,481
Carmike Cinemas, Inc.                                       60             1,265
Cherokee, Inc.                                              90             3,722
Citadel Broadcasting Corp.                               1,230            10,947
Cooper Tire & Rubber Co.                                   300             3,342
Entercom Communications Corp.                              300             7,848
Ford Motor Co.                                          15,220           105,475
General Motors Corp.                                     4,480           133,459
Genuine Parts Co.                                          900            37,494
Kimball International, Inc. Class B                        180             3,548
Lone Star Steakhouse & Saloon, Inc.                        100             2,623
Mattel, Inc.                                             1,810            29,883
Newell Rubbermaid, Inc.                                  1,540            39,778
Pier 1 Imports, Inc.                                       500             3,490
Pre-Paid Legal Services, Inc.                               90             3,105
Regal Entertainment Group Class A                          700            14,224
Russ Berrie & Co., Inc.                                     90             1,103
ServiceMaster Co. (The)                                  1,660            17,148
Sinclair Broadcast Group, Inc. Class A                     390             3,338
Snap-On, Inc.                                              280            11,318
Sturm Ruger & Co., Inc.                                    230             1,437
Superior Industries International, Inc.                    150             2,743
Tuesday Morning Corp.                                      240             3,156
Tupperware Brands Corp.                                    430             8,467
Westwood One, Inc.                                         530             3,975
World Wrestling Entertainment, Inc.                        210             3,547
Xerium Technologies, Inc.                                  710             6,688
                                                                     -----------
Total Consumer Discretionary                                             471,597
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE HIGH-YIELDING EQUITY(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Consumer Staples - 9.5%
Altria Group, Inc.                                      15,910       $ 1,168,271
Coca-Cola Co. (The)                                     11,840           509,357
ConAgra Foods, Inc.                                      2,940            65,003
H.J. Heinz Co. Ltd.                                      1,790            73,784
Ingles Markets, Inc. Class A                                70             1,190
Kimberly-Clark Corp.                                     2,640           162,888
Kraft Foods, Inc. Class A                                2,500            77,250
Lance, Inc.                                                140             3,223
Loews Corp./Carolina Group                                 500            25,685
Reddy Ice Holdings, Inc.                                   250             5,087
Reynolds American Inc.                                   1,180           136,054
Sara Lee Corp.                                           5,660            90,673
Universal Corp.                                            200             7,444
UST, Inc.                                                1,490            67,333
Vector Group Ltd.                                          710            11,537
WD-40 Co.                                                   80             2,686
                                                                     -----------
Total Consumer Staples                                                 2,407,465
                                                                     -----------

Energy - 3.2%
Chevron Corp.                                           11,670           724,240
Crosstex Energy, Inc.                                       60             5,705
Kinder Morgan, Inc.                                        860            85,905
NGP Capital Resources Co.                                  140             2,048
                                                                     -----------
Total Energy                                                             817,898
                                                                     -----------

Financials - 43.7%
First Indiana Corp.                                         80             2,082
Aames Investment Corp.                                   2,500            12,475
Acadia Realty Trust                                        170             4,020
Advance America, Cash Advance Centers, Inc.                420             7,367
Agree Realty Corp.                                          80             2,718
Alexandria Real Estate Equities, Inc.                      110             9,755
AMB Property Corp.                                         500            25,275
American Campus Communities, Inc.                          150             3,727
American Capital Strategies, Ltd.                        1,960            65,621

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE HIGH-YIELDING EQUITY(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
American Financial Realty Trust                          2,020       $    19,554
American Home Mortgage Investment Corp.                    980            36,123
American Land Lease, Inc.                                   50             1,225
AmSouth Bancorp.                                         2,240            59,248
Annaly Mortgage Management, Inc.                           760             9,736
Anthracite Capital, Inc.                                   980            11,917
Apartment Investment & Management Co. Class A              840            36,498
Apollo Investment Corp.                                  1,340            24,763
Arbor Realty Trust, Inc.                                   300             7,515
Archstone-Smith Trust                                    1,280            65,114
Ares Capital Corp.                                         530             8,973
Arrow Financial Corp.                                       60             1,646
Arthur J. Gallagher & Co.                                  700            17,738
Ashford Hospitality Trust, Inc.                            610             7,698
Associated Banc-Corp                                       730            23,017
Astoria Financial Corp.                                    550            16,747
AvalonBay Communities, Inc.                                350            38,717
BancorpSouth, Inc.                                         420            11,445
Bank of America Corp.                                   34,480         1,658,488
Bank of Granite Corp.                                       60             1,250
Bank of Hawaii Corp.                                       240            11,904
BB&T Corp.                                               3,500           145,565
Beverly Hills Bancorp, Inc.                                170             1,635
BioMed Realty Trust, Inc.                                  310             9,281
Boston Properties, Inc.                                    560            50,624
Brandywine Realty Trust                                    810            26,058
BRE Properties, Inc. Class A                               320            17,600
Camden Property Trust                                      320            23,536
Capital Lease Funding, Inc.                                340             3,879
Capital Trust, Inc. Class A                                200             7,124
CapitalSource, Inc.                                      2,280            53,489
Capitol Federal Financial                                  780            26,746
CBL & Associates Properties, Inc.                          460            17,908
Cedar Shopping Centers, Inc.                               280             4,122

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE HIGH-YIELDING EQUITY(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
CentraCore Properties Trust                                140       $     3,465
Charter Financial Corp.                                    160             6,314
Chemical Financial Corp.                                   140             4,284
Cincinnati Financial Corp.                                 940            44,189
Citigroup, Inc.                                         34,990         1,687,918
Citizens Banking Corp.                                     300             7,323
City Holding Co.                                            90             3,253
Colonial Properties Trust                                  410            20,254
Comerica Inc.                                            1,120            58,229
Commerce Group, Inc.                                       380            11,225
Community Bank System, Inc.                                170             3,429
Community Banks, Inc.                                      120             3,120
Community Trust Bancorp, Inc.                               80             2,794
Compass Bancshares, Inc.                                   670            37,252
Cousins Properties Inc.                                    380            11,753
Crescent Real Estate Equities Co.                        1,220            22,643
Developers Diversified Realty Corp.                        790            41,222
DiamondRock Hospitality Co.                                580             8,590
Digital Realty Trust, Inc.                                 170             4,197
Dime Community Bancshares                                  240             3,257
Duke Realty Corp.                                        1,130            39,719
EastGroup Properties, Inc.                                 150             7,002
Education Realty Trust, Inc.                               340             5,661
Entertainment Properties Trust                             290            12,484
Equity Inns, Inc.                                          430             7,121
Equity Office Properties Trust                           2,460            89,815
Equity One, Inc.                                           630            13,167
Equity Residential                                       1,860            83,198
Erie Indemnity Co. Class A                                 280            14,560
Essex Property Trust, Inc.                                 120            13,399
Extra Space Storage, Inc.                                  460             7,470
Federal Realty Investment Trust                            260            18,200
FelCor Lodging Trust, Inc.                                 290             6,305
Fidelity National Financial, Inc.                          830            32,328

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE HIGH-YIELDING EQUITY(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Fidelity National Title Group, Inc. Class A                270       $     5,311
Fieldstone Investment Corp.                              1,340            12,274
Fifth Third Bancorp                                      3,620           133,759
First Bancorp                                               80             1,680
First Busey Corp.                                          110             2,252
First Charter Corp.                                        160             3,925
First Commonwealth Financial Corp.                         560             7,112
First Community Bancshares, Inc.                            60             1,979
First Financial Bancorp                                    250             3,727
First Financial Bankshares, Inc.                           100             3,654
First Financial Corp.                                       60             1,801
First Financial Holdings, Inc.                              60             1,920
First Horizon National Corp.                               930            37,386
First Industrial Realty Trust, Inc.                        490            18,591
First Merchants Corp.                                      110             2,674
First Midwest Bancorp, Inc.                                250             9,270
First Niagara Financial Group, Inc.                        570             7,991
First Potomac Realty Trust                                 150             4,468
FirstMerit Corp.                                           620            12,983
Flagstar Bancorp, Inc.                                     420             6,703
FNB Corp.                                                  540             8,516
Franklin Street Properties Corp.                           600            11,808
Freddie Mac                                              3,590           204,666
Friedman, Billings, Ramsey Group, Inc. Class A           2,310            25,341
Fulton Financial Corp.                                     990            15,761
General Growth Properties, Inc.                          1,350            60,831
Getty Realty Corp.                                         260             7,394
Gladstone Capital Corp.                                    140             2,995
Gladstone Reaty Investment Corp.                           150             2,250
Glenborough Realty Trust Inc.                              350             7,539
Glimcher Realty Trust                                      410            10,172
Global Signal, Inc.                                        500            23,160
GMH Communities Trust                                      530             6,985
Gramercy Capital Corp.                                     310             8,029

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE HIGH-YIELDING EQUITY(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                            120       $     4,457
Harleysville National Corp.                                150             3,181
Health Care Property Investors, Inc.                     1,370            36,634
Health Care REIT, Inc.                                     650            22,717
Healthcare Realty Trust, Inc.                              570            18,154
Heritage Property Investment Trust                         420            14,666
Highland Hospitality Corp.                                 500             7,040
Highwoods Properties, Inc.                                 460            16,643
Home Properties, Inc.                                      260            14,433
HomeBanc Corp.                                           1,220             9,687
Hospitality Properties Trust                               810            35,575
HRPT Properties Trust                                    2,530            29,247
Huntington Bancshares, Inc.                              1,740            41,029
IMPAC Mortgage Holdings, Inc.                            1,330            14,869
Independent Bank Corp.                                     100             2,630
IndyMac Bancorp, Inc.                                      460            21,091
Inland Real Estate Corp.                                   670             9,970
Innkeepers USA Trust                                       250             4,320
Integra Bank Corp.                                          80             1,740
Investors Real Estate Trust                                550             4,966
iStar Financial, Inc.                                    1,530            57,757
JER Investors Trust Inc.                                   340             5,287
JPMorgan Chase & Co.                                    19,220           807,240
KeyCorp                                                  2,560            91,341
Kilroy Realty Corp.                                        140            10,115
Kimco Realty Corp.                                       1,240            45,248
Kite Realty Group Trust                                    220             3,430
KKR Financial Corp.                                        970            20,186
LaSalle Hotel Properties                                   190             8,797
Lexington Corporate Properties Trust                       630            13,608
Liberty Property Trust                                     780            34,476
Lincoln National Corp.                                   1,570            88,611
Longview Fibre Co.                                         330             6,300
LTC Properties, Inc.                                       240             5,364

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE HIGH-YIELDING EQUITY(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Macerich Co. (The)                                         440       $    30,888
Mack-Cali Realty Corp.                                     560            25,715
Maguire Properties, Inc.                                   340            11,958
MainSource Financial Group, Inc.                            70             1,220
MBT Financial Corp.                                        120             1,920
MCG Capital Corp.                                        1,070            17,013
Medallion Financial Corp.                                  140             1,814
Medical Properties Trust, Inc.                             530             5,851
Mercury General Corp.                                      320            18,038
MFA Mortgage Investments, Inc.                             420             2,890
Mid-America Apartment Communities, Inc.                    160             8,920
Mills Corp. (The)                                          850            22,737
Mission West Properties, Inc.                              170             1,884
MortgageIT Holdings, Inc.                                  440             5,306
Municipal Mortgage & Equity, LLC                           470            12,765
MVC Capital, Inc.                                          130             1,747
National City Corp.                                      4,400           159,236
National Health Investors, Inc.                            350             9,411
National Penn Bancshares, Inc.                             240             4,766
National Retail Properties, Inc.                           530            10,574
Nationwide Health Properties, Inc.                         820            18,458
NBT Bancorp, Inc.                                          190             4,414
New Century Financial Corp.                              1,450            66,338
New Plan Excel Realty Trust, Inc.                          850            20,987
New York Community Bancorp, Inc.                         2,610            43,091
Newcastle Investment Corp.                                 780            19,750
Newkirk Realty Trust, Inc.                                 290             5,034
North Fork Bancorp., Inc.                                2,710            81,761
NorthStar Realty Finance Corp.                             500             6,005
NovaStar Financial, Inc.                                   920            29,081
OceanFirst Financial Corp.                                  70             1,555
Old National Bancorp.                                      440             8,787
Omega Financial Corp.                                       80             2,505
Omega Healthcare Investors, Inc.                           640             8,461

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE HIGH-YIELDING EQUITY(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                        250       $    17,343
Park National Corp.                                         80             7,905
Parkway Properties, Inc.                                   140             6,370
Pennsylvania Real Estate Investment Trust                  320            12,918
Peoples Bancorp, Inc.                                       50             1,492
Plum Creek Timber Co., Inc.                              1,340            47,570
PNC Financial Services Group, Inc.                       1,470           103,150
Post Properties, Inc.                                      280            12,695
Potlatch Corp.                                             300            11,325
ProLogis                                                 1,230            64,108
Provident Bankshares Corp.                                 170             6,186
RAIT Investment Trust                                      400            11,680
Ramco-Gershenson Properties Trust                          170             4,578
Rayonier, Inc.                                             540            20,471
Realty Income Corp.                                        870            19,053
Reckson Associates Realty Corp.                            510            21,104
Redwood Trust, Inc.                                        270            13,184
Regency Centers Corp.                                      400            24,860
Regions Financial Corp.                                  3,070           101,678
Republic Bancorp, Inc.                                     460             5,699
S&T Bancorp, Inc.                                          140             4,652
Saul Centers, Inc.                                         110             4,486
Saxon Capital, Inc.                                      1,620            18,533
Senior Housing Properties Trust                            860            15,403
Shurgard Storage Centers, Inc. Class A                     260            16,250
Simon Property Group, Inc.                               1,340           111,140
Sky Financial Group, Inc.                                  640            15,110
Sovran Self Storage, Inc.                                  130             6,603
Spirit Finance Corp.                                       950            10,697
Sterling Bancorp                                           120             2,340
Strategic Hotels & Resorts, Inc.                           390             8,089
Sun Communities, Inc.                                      210             6,831
Sunstone Hotel Investors, Inc.                             400            11,624
SunTrust Banks, Inc.                                     2,050           156,333

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE HIGH-YIELDING EQUITY(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Susquehanna Bancshares, Inc.                               290       $     6,931
Synovus Financial Corp.                                  1,520            40,706
Tanger Factory Outlet Centers, Inc.                        190             6,150
Taubman Centers, Inc.                                      250            10,225
TCF Financial Corp.                                        810            21,425
TD Banknorth Inc.                                        1,150            33,868
Technology Investment Capital Corp.                        270             3,956
Thornburg Mortgage, Inc.                                 1,820            50,723
Trizec Properties, Inc.                                    830            23,771
Trustco Bank Corp.                                         670             7,383
Trustreet Properties Inc.                                  990            13,058
U.S. Bancorp                                            13,170           406,690
United Bankshares, Inc.                                    200             7,326
United Community Financial Corp.                           150             1,800
United Dominion Realty Trust, Inc.                         990            27,730
Unitrin, Inc.                                              430            18,744
Universal Health Realty Income Trust                       120             3,762
Univest Corp. of Pennsylvania                               60             1,657
Urstadt Biddle Properties Inc. Class A                     160             2,606
U-Store-It Trust                                           560            10,562
Valley National Bancorp                                    680            17,483
Ventas, Inc.                                               840            28,459
Vornado Realty Trust                                       800            78,040
Wachovia Corp.                                          10,010           541,341
Washington Federal, Inc.                                   480            11,131
Washington Mutual, Inc.                                  7,860           358,259
Washington Real Estate Investment Trust                    310            11,377
Weingarten Realty Investors                                690            26,413
Wells Fargo & Co.                                        9,210           617,807
WesBanco, Inc.                                             120             3,719
West Bancorp., Inc.                                         90             1,680
Whitney Holding Corp.                                      320            11,318
Willow Grove Bancorp, Inc.                                  70             1,114
Wilmington Trust Corp.                                     310            13,076

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE HIGH-YIELDING EQUITY(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Windrose Medical Properties Trust                          180       $     2,628
Winston Hotels, Inc.                                       240             2,940
                                                                     -----------
Total Financials                                                      11,108,977
                                                                     -----------

Health Care - 10.8%
Abbott Laboratories                                      7,210           314,428
Bristol-Myers Squibb Co.                                15,100           390,486
Brookdale Senior Living, Inc.                              400            17,896
Computer Programs & Systems, Inc.                           50             1,998
Eli Lilly & Co.                                          5,510           304,538
Merck & Co., Inc.                                       15,930           580,330
Pfizer, Inc.                                            47,860         1,123,274
                                                                     -----------
Total Health Care                                                      2,732,950
                                                                     -----------

Industrials - 7.1%
American Ecology Corp.                                      90             2,385
BlueLinx Holdings, Inc.                                    160             2,085
Deluxe Corp.                                               530             9,264
Ennis, Inc.                                                140             2,755
General Electric Co.                                    50,610         1,668,106
Horizon Lines, Inc. Class A                                190             3,044
Hubbell, Inc. Class A                                       40             1,744
LSI Industries, Inc.                                        90             1,529
Macquarie Infrastructure Co. Trust                         280             7,725
Pitney Bowes, Inc.                                       1,140            47,082
RR Donnelley & Sons Co.                                  1,160            37,062
Standard Register Co. (The)                                240             2,844
Synagro Technologies, Inc.                                 990             3,891
UAP Holding Corp.                                          290             6,325
                                                                     -----------
Total Industrials                                                      1,795,841
                                                                     -----------

Information Technology - 0.1%
Landauer, Inc.                                              50             2,395
Spectralink Corp.*                                         100               882
Startek, Inc.                                              150             2,243
United Online, Inc.                                        670             8,040
                                                                     -----------
Total Information Technology                                              13,560
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE HIGH-YIELDING EQUITY(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Materials - 4.2%
Chesapeake Corp.                                           210       $     3,446
Compass Minerals International, Inc.                       260             6,487
Dow Chemical Co. (The)                                   6,030           235,351
E.I. du Pont de Nemours & Co.                            5,440           226,304
Eastman Chemical Co.                                       470            25,380
Ferro Corp.                                                200             3,192
Great Northern Iron Ore Properties                          10             1,111
International Paper Co.                                  2,400            77,520
Kronos Worldwide, Inc.                                     270             7,898
Lyondell Chemical Co.                                    1,890            42,827
MeadWestvaco Corp.                                       1,030            28,768
Mesabi Trust                                               180             3,339
NL Industries, Inc.                                        380             4,085
Olin Corp.                                                 450             8,068
Packaging Corp. of America                                 780            17,176
PPG Industries, Inc.                                       830            54,780
Quaker Chemical Corp.                                       60             1,122
RPM International, Inc.                                    710            12,780
Sensient Technologies Corp.                                260             5,437
Southern Copper Corp.                                    3,230           287,890
Stepan Co.                                                  40             1,263
Wellman, Inc.                                              170               687
Worthington Industries, Inc.                               500            10,475
                                                                     -----------
Total Materials                                                        1,065,386
                                                                     -----------

Telecommunication Services - 8.6%
Alaska Communications Systems Group, Inc.                  490             6,198
AT&T, Inc.                                              32,230           898,895
BellSouth Corp.                                         10,160           367,792
Citizens Communications Co.                              4,180            54,549
Commonwealth Telephone Enterprises, Inc.                   210             6,964
Consolidated Communications Holdings, Inc.                 470             7,816
CT Communications, Inc.                                     90             2,058
FairPoint Communications, Inc.                             680             9,792

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE HIGH-YIELDING EQUITY(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc.                     440       $     8,325
North Pittsburgh Systems, Inc.                              80             2,205
PanAmSat Holding Corp.                                   1,420            35,472
SureWest Communications                                    100             1,932
Verizon Communications, Inc.                            23,510           787,350
                                                                     -----------
Total Telecommunication Services                                       2,189,348
                                                                     -----------

Utilities - 10.8%
AGL Resources, Inc.                                        540            20,585
Allete, Inc.                                               160             7,576
Alliant Energy Corp.                                       730            25,039
Ameren Corp.                                             1,760            88,880
American Electric Power Co., Inc.                        2,890            98,982
Atmos Energy Corp.                                         660            18,421
Black Hills Corp.                                          220             7,553
Cascade Natural Gas Corp.                                   90             1,898
CenterPoint Energy, Inc.                                 2,640            33,000
Central Vermont Public Service Corp.                        90             1,663
CH Energy Group, Inc.                                      120             5,760
Cleco Corp.                                                340             7,905
Connecticut Water Service, Inc.                             40               937
Consolidated Edison, Inc.                                2,190            97,324
Constellation Energy Group, Inc.                           830            45,252
Dominion Resources, Inc.                                 2,340           175,009
DPL, Inc.                                                  790            21,172
DTE Energy Co.                                           1,540            62,740
Duke Energy Corp.                                        6,660           195,604
Duquesne Light Holdings, Inc.                              800            13,152
Empire District Electric Co. (The)                         250             5,137
Energy East Corp.                                        1,190            28,477
Entergy Corp.                                            1,100            77,825
Exelon Corp.                                             3,400           193,222
FirstEnergy Corp.                                        2,050           111,130
FPL Group, Inc.                                          2,490           103,036
Great Plains Energy, Inc.                                  750            20,895

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE HIGH-YIELDING EQUITY(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Hawaiian Electric Industries, Inc.                         630       $    17,583
IDACORP, Inc.                                              260             8,915
ITC Holdings Corp.                                         220             5,848
KeySpan Corp.                                            1,340            54,136
Laclede Group, Inc. (The)                                  150             5,154
MGE Energy, Inc.                                           140             4,361
Middlesex Water Co.                                         70             1,324
National Fuel Gas Co.                                      500            17,570
New Jersey Resources Corp.                                 150             7,017
Nicor, Inc.                                                350            14,525
NiSource, Inc.                                           2,090            45,646
Northeast Utilities                                        930            19,223
Northwest Natural Gas Co.                                  180             6,665
NorthWestern Corp.                                         240             8,244
NSTAR                                                      770            22,022
OGE Energy Corp.                                           700            24,521
ONEOK, Inc.                                                690            23,488
Otter Tail Corp.                                           200             5,466
Peoples Energy Corp.                                       390            14,005
PG&E Corp.                                               1,980            77,774
Piedmont Natural Gas Co.                                   510            12,393
Pinnacle West Capital Corp.                                860            34,323
PNM Resources, Inc.                                        410            10,234
PPL Corp.                                                2,400            77,520
Progress Energy, Inc.                                    2,340           100,316
Public Service Enterprise Group, Inc.                    1,500            99,180
Puget Energy, Inc.                                         920            19,762
SCANA Corp.                                                830            32,021
South Jersey Industries, Inc.                              160             4,382
Southern Co.                                             5,690           182,365
Southwest Gas Corp.                                        190             5,955
TECO Energy, Inc.                                        1,660            24,800
TXU Corp.                                                2,880           172,195
UGI Corp.                                                  570            14,033

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE HIGH-YIELDING EQUITY(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
UIL Holdings Corp.                                         140       $     7,881
Vectren Corp.                                              600            16,350
Westar Energy, Inc.                                        710            14,946
WPS Resources Corp.                                        310            15,376
Xcel Energy Inc.                                         3,230            61,951
                                                                     -----------
Total Utilities                                                        2,757,644
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $24,709,406)                               25,360,666
                                                                     ===========

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
Columbia Cash Reserves Fund, 4.71%** (Cost: $5,555)      5,555             5,555
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost:  $24,714,961)***       25,366,221
                                                                     ===========

Cash and Other Assets in Excess of Liabilities - 0.2%                     42,470
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $25,408,691
================================================================================

* Non-income producing securities.
** Rate shown represents annualized 7-day yield as of June 30, 2006. ***Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
Consumer Discretionary - 5.3%
Best Buy Co., Inc.                                         204          $ 11,187
CBS Corp. Class B                                        1,374            37,167
Centex Corp.                                                24             1,207
Clear Channel Communications, Inc.                         966            29,898
D.R. Horton, Inc.                                          270             6,431
Eastman Kodak Co.                                          366             8,703
Federated Department Stores, Inc.                          558            20,423
Ford Motor Co.                                           6,552            45,405
Fortune Brands, Inc.                                       186            13,208
Gannett Co., Inc.                                          330            18,457
Gap, Inc. (The)                                          1,062            18,479
General Motors Corp.                                     1,932            57,554
Genuine Parts Co.                                          390            16,247
Harley-Davidson, Inc.                                      270            14,820
Harrah's Entertainment, Inc.                               246            17,510
Hilton Hotels Corp.                                        174             4,921
Home Depot, Inc. (The)                                   2,184            78,165
International Game Technology                              342            12,975
J.C. Penney Co., Inc.                                      198            13,367
Johnson Controls, Inc.                                     204            16,773
Lennar Corp. Class A                                        96             4,259
Limited Brands, Inc.                                       702            17,964
Lowe's Cos., Inc.                                          210            12,741
Marriott International Inc. Class A                        180             6,862
McDonald's Corp.                                         1,776            59,674
McGraw-Hill Cos., Inc. (The)                               336            16,877
News Corp. Class A                                       1,152            22,095
News Corp. Class B                                         426             8,597
NIKE, Inc. Class B                                         204            16,524
Nordstrom, Inc.                                            204             7,446
Omnicom Group, Inc.                                        156            13,898
Pulte Homes, Inc.                                           78             2,246
Staples, Inc.                                              456            11,090
Target Corp.                                               492            24,044
Time Warner Inc.                                         3,822            66,121

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
TJX Cos., Inc.                                             324       $     7,407
Tribune Co.                                                576            18,680
Walt Disney Co. (The)                                    1,356            40,680
Yum! Brands, Inc.                                          186             9,350
                                                               -----------------
Total Consumer Discretionary                                             809,452
                                                               -----------------

Consumer Staples - 13.1%
Altria Group, Inc.                                       6,846           502,702
Anheuser-Busch Cos., Inc.                                1,422            64,829
Archer-Daniels-Midland Co.                                 564            23,282
Avon Products, Inc.                                        732            22,692
Campbell Soup Co.                                          660            24,493
Clorox Co. (The)                                           210            12,804
Coca-Cola Co. (The)                                      5,094           219,144
Coca-Cola Enterprises, Inc.                                408             8,311
Colgate-Palmolive Co.                                      840            50,316
ConAgra Foods, Inc.                                      1,266            27,991
Costco Wholesale Corp.                                     288            16,453
CVS Corp.                                                  306             9,394
General Mills, Inc.                                        696            35,955
H.J. Heinz Co. Ltd.                                        768            31,657
Hershey Co. (The)                                          240            13,217
Kellogg Co.                                                744            36,032
Kimberly-Clark Corp.                                     1,140            70,338
Kraft Foods, Inc. Class A                                1,074            33,187
Kroger Co. (The)                                           672            14,690
PepsiCo, Inc.                                            2,166           130,047
Procter & Gamble Co.                                     5,142           285,895
Reynolds American, Inc.                                    510            58,803
Safeway, Inc.                                              258             6,708
Sara Lee Corp.                                           2,436            39,025
Sysco Corp.                                                954            29,154
Walgreen Co.                                               444            19,909
Wal-Mart Stores, Inc.                                    4,290           206,649
Whole Foods Market, Inc.                                    90             5,817
Wm. Wrigley Jr. Co.                                        342            15,513
                                                               -----------------
Total Consumer Staples                                                 2,015,007
                                                               -----------------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Energy - 8.8%
Anadarko Petroleum Corp.                                   234       $    11,159
Apache Corp.                                               144             9,828
Baker Hughes, Inc.                                         186            15,224
BJ Services Co.                                            138             5,142
Chesapeake Energy Corp.                                    174             5,263
Chevron Corp.                                            5,022           311,665
ConocoPhillips                                           2,484           162,776
Devon Energy Corp.                                         234            14,136
Diamond Offshore Drilling, Inc.                             54             4,532
El Paso Corp.                                              636             9,540
ENSCO International, Inc.                                   24             1,104
EOG Resources, Inc.                                         60             4,160
Exxon Mobil Corp.                                        9,330           572,395
Halliburton Co.                                            306            22,708
Hess Corp.                                                 168             8,879
Kerr-McGee Corp.                                            36             2,497
Kinder Morgan, Inc.                                        366            36,560
Marathon Oil Corp.                                         462            38,485
Murphy Oil Corp.                                           120             6,703
Noble Energy, Inc.                                          60             2,812
Occidental Petroleum Corp.                                 486            49,839
Peabody Energy Corp.                                        90             5,017
Smith International, Inc.                                  126             5,603
Sunoco, Inc.                                               126             8,730
Valero Energy Corp.                                        180            11,974
Williams Cos., Inc. (The)                                  606            14,156
XTO Energy, Inc.                                           192             8,500
                                                                     -----------
Total Energy                                                           1,349,387
                                                                     -----------

Financials - 29.8%
Aflac, Inc.                                                420            19,467
Allstate Corp. (The)                                     1,260            68,960
AMBAC Financial Group, Inc.                                 60             4,866
American Express Co.                                       822            43,747
American International Group, Inc.                       1,710           100,976
Ameriprise Financial, Inc.                                 174             7,773
AmSouth Bancorp.                                           960            25,392

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
AON Corp.                                                  336       $    11,700
Archstone-Smith Trust                                      552            28,080
AvalonBay Communities, Inc.                                150            16,593
Bank of America Corp.                                   14,838           713,708
Bank of New York Co., Inc. (The)                         1,308            42,118
BB&T Corp.                                               1,506            62,635
Bear, Stearns & Co., Inc.                                   72            10,086
Boston Properties, Inc.                                    234            21,154
Capital One Financial Corp.                                 30             2,564
Charles Schwab Corp. (The)                                 546             8,725
Chicago Mercantile Exchange Holdings Inc.                   12             5,894
Chubb Corp. (The)                                          630            31,437
CIT Group, Inc.                                            216            11,295
Citigroup Inc.                                          15,048           725,916
Comerica, Inc.                                             486            25,267
Countrywide Financial Corp.                                714            27,189
Equity Office Properties Trust                           1,056            38,555
Equity Residential                                         798            35,695
Fifth Third Bancorp                                      1,560            57,642
Franklin Resources, Inc.                                    96             8,334
Freddie Mac                                              1,542            87,909
General Growth Properties, Inc.                            582            26,225
Genworth Financial, Inc. Class A                           294            10,243
Golden West Financial Corp.                                102             7,568
Goldman Sachs Group, Inc.                                  282            42,421
Hartford Financial Services Group, Inc. (The)              438            37,055
Host Hotels & Resorts, Inc.                                732            16,009
Hudson City Bancorp, Inc.                                  960            12,797
JPMorgan Chase & Co.                                     8,268           347,256
KeyCorp                                                  1,104            39,391
Kimco Realty Corp.                                         540            19,704
Legg Mason, Inc.                                            54             5,374
Lehman Brothers Holdings, Inc.                             258            16,809
Lincoln National Corp.                                     672            37,928
Loews Corp.                                                240             8,508
M&T Bank Corp.                                             126            14,858
Marsh & McLennan Cos., Inc.                                918            24,685

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                    372       $    17,015
MBIA, Inc.                                                 198            11,593
Mellon Financial Corp.                                     678            23,343
Merrill Lynch & Co., Inc.                                  870            60,517
Metlife, Inc.                                              594            30,419
Moody's Corp.                                               84             4,574
Morgan Stanley                                           1,314            83,058
National City Corp.                                      1,896            68,616
North Fork Bancorp., Inc.                                1,164            35,118
Northern Trust Corp.                                       276            15,263
PNC Financial Services Group, Inc. (The)                   636            44,628
Principal Financial Group, Inc.                            264            14,691
Progressive Corp. (The)                                     66             1,697
Prologis                                                   534            27,832
Prudential Financial, Inc.                                 366            28,438
Public Storage, Inc.                                       228            17,305
Regions Financial Corp.                                  1,320            43,718
Simon Property Group, Inc.                                 582            48,271
SLM Corp.                                                  510            26,989
Sovereign Bancorp, Inc.                                    420             8,530
St. Paul Travelers Cos., Inc. (The)                      1,104            49,216
State Street Corp.                                         306            17,775
SunTrust Banks, Inc.                                       882            67,261
Synovus Financial Corp.                                    654            17,514
T. Rowe Price Group, Inc.                                  276            10,435
U.S. Bancorp                                             5,658           174,719
UnionBanCal Corp.                                          246            15,889
Vornado Realty Trust                                       342            33,362
W.R. Berkley Corp.                                          60             2,048
Wachovia Corp.                                           4,308           232,976
Washington Mutual, Inc.                                  3,378           153,969
Wells Fargo & Co.                                        3,960           265,637
Zions Bancorp.                                             132            10,288
                                                                     -----------
Total Financials                                                       4,573,212
                                                                     -----------

Health Care - 11.0%
Abbott Laboratories                                      3,102           135,278
Aetna, Inc.                                                 18               719

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Allergan, Inc.                                              42       $     4,505
AmerisourceBergen Corp.                                     30             1,258
Baxter International, Inc.                                 708            26,026
Becton Dickinson & Co.                                     246            15,038
Biomet, Inc.                                               126             3,943
Bristol-Myers Squibb Co.                                 6,498           168,038
Cardinal Health, Inc.                                       96             6,176
Cigna Corp.                                                  6               591
Eli Lilly & Co.                                          2,370           130,990
HCA, Inc.                                                  420            18,123
Johnson & Johnson                                        4,812           288,335
McKesson Corp.                                             102             4,823
Medtronic, Inc.                                            666            31,249
Merck & Co., Inc.                                        6,858           249,837
Pfizer, Inc.                                            20,604           483,576
Quest Diagnostics, Inc.                                    114             6,831
Schering-Plough Corp.                                    1,248            23,749
Stryker Corp.                                               72             3,032
UnitedHealth Group, Inc.                                    54             2,418
Wyeth                                                    2,016            89,531
                                                                     -----------
Total Health Care                                                      1,694,066
                                                                     -----------

Industrials - 11.0%
3M Co.                                                   1,332           107,586
American Standard Cos., Inc.                               246            10,644
Boeing Co.                                                 894            73,228
Burlington Northern Santa Fe Corp.                         258            20,446
C.H. Robinson Worldwide, Inc.                              132             7,036
Caterpillar, Inc.                                          678            50,497
Cendant Corp.                                            1,854            30,202
CSX Corp.                                                  138             9,721
Deere & Co.                                                336            28,053
Dover Corp.                                                204            10,084
Eaton Corp.                                                204            15,382
Emerson Electric Co.                                       636            53,303
Expeditors International Washington, Inc.                   48             2,688
FedEx Corp.                                                 60             7,012
Fluor Corp.                                                 60             5,576

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
General Dynamics Corp.                                     420       $    27,493
General Electric Co.                                    21,786           718,066
Honeywell International, Inc.                            1,284            51,745
Illinois Tool Works, Inc.                                  558            26,505
ITT Industries, Inc.                                       102             5,049
Joy Global, Inc.                                            66             3,438
L-3 Communications Holdings, Inc.                           78             5,883
Lockheed Martin Corp.                                      510            36,587
Masco Corp.                                                816            24,186
Norfolk Southern Corp.                                     372            19,798
Northrop Grumman Corp.                                     390            24,983
Paccar, Inc.                                               174            14,334
Parker Hannifin Corp.                                       96             7,450
Pitney Bowes, Inc.                                         492            20,320
Precision Castparts Corp.                                   18             1,076
Raytheon Co.                                               678            30,218
Rockwell Automation, Inc.                                  162            11,666
Rockwell Collins, Inc.                                     108             6,034
Southwest Airlines Co.                                      60               982
Textron, Inc.                                              156            14,380
Union Pacific Corp.                                        246            22,868
United Parcel Service Inc. Class B                         900            74,097
United Technologies Corp.                                1,116            70,777
Waste Management, Inc.                                     990            35,521
                                                                     -----------
Total Industrials                                                      1,684,914
                                                                     -----------

Information Technology - 5.1%
Analog Devices, Inc.                                       444            14,270
Applied Materials, Inc.                                  1,320            21,490
Automatic Data Processing, Inc.                            684            31,019
CA, Inc.                                                   246             5,055
Electronic Data Systems Corp.                              276             6,641
Fidelity National Information Services, Inc.                66             2,336
First Data Corp.                                           282            12,701
Hewlett-Packard Co.                                      1,998            63,297
Intel Corp.                                              8,838           167,480
International Business Machines Corp.                    1,104            84,809
KLA-Tencor Corp.                                           144             5,986

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Linear Technology Corp.                                    384       $    12,860
Maxim Integrated Products, Inc.                            312            10,018
Microchip Technology, Inc.                                 324            10,870
Microsoft Corp.                                          9,930           231,369
Motorola, Inc.                                           1,272            25,631
National Semiconductor Corp.                               102             2,433
Paychex, Inc.                                              426            16,606
Qualcomm, Inc.                                             852            34,140
Texas Instruments, Inc.                                    432            13,085
Xilinx, Inc.                                               276             6,252
                                                                     -----------
Total Information Technology                                             778,348
                                                                     -----------

Materials - 3.9%
Air Products & Chemicals, Inc.                             324            20,710
Alcoa, Inc.                                              1,242            40,191
Dow Chemical Co. (The)                                   2,592           101,166
E.I. du Pont de Nemours & Co.                            2,340            97,344
Ecolab, Inc.                                               192             7,791
Freeport-McMoRan Copper & Gold Inc. Class B                282            15,626
International Paper Co.                                  1,032            33,334
Monsanto Co.                                               186            15,659
Newmont Mining Corp.                                       246            13,021
Nucor Corp.                                                174             9,440
Phelps Dodge Corp.                                         138            11,338
PPG Industries, Inc.                                       354            23,364
Praxair, Inc.                                              426            23,004
Rohm & Haas Co.                                            384            19,246
Southern Copper Corp.                                    1,392           124,069
Vulcan Materials Co.                                       126             9,828
Weyerhaeuser Co.                                           492            30,627
                                                                     -----------
Total Materials                                                          595,758
                                                                     -----------

Telecommunication Services - 6.1%
Alltel Corp.                                               672            42,894
AT&T, Inc.                                              13,866           386,723
BellSouth Corp.                                          4,368           158,122
Sprint Nextel Corp.                                        798            15,952
Verizon Communications, Inc.                            10,110           338,584
                                                                     -----------
Total Telecommunication Services                                         942,275
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Utilities - 5.8%
Ameren Corp.                                               756       $    38,178
American Electric Power Co., Inc.                        1,248            42,744
Consolidated Edison, Inc.                                  942            41,862
Constellation Energy Group, Inc.                           354            19,300
Dominion Resources, Inc.                                 1,008            75,388
Duke Energy Corp.                                        3,174            93,220
Edison International                                       624            24,336
Entergy Corp.                                              474            33,536
Exelon Corp.                                             1,464            83,199
FirstEnergy Corp.                                          882            47,813
FPL Group, Inc.                                          1,068            44,194
PG&E Corp.                                                 852            33,467
PPL Corp.                                                1,032            33,334
Progress Energy, Inc.                                    1,008            43,213
Public Service Enterprise Group, Inc.                      648            42,846
Sempra Energy                                              492            22,376
Southern Co.                                             2,448            78,458
TXU Corp.                                                1,242            74,259
Xcel Energy, Inc.                                        1,392            26,699
                                                                     -----------
Total Utilities                                                          898,422
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $14,966,507)                               15,340,841
                                                                     ===========

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
Columbia Cash Reserves Fund, 4.71%* (Cost: $5,012)       5,012             5,012
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $14,971,519)**         15,345,853
                                                                     ===========

Other Assets in Excess of Liabilities - 0.1%                               9,523
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $15,355,376
================================================================================
* Rate shown represents annualized 7-day yield as of June 30, 2006.
**Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIVIDEND TOP 100(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
Consumer Discretionary - 7.1%
CBS Corp. Class B                                        2,367       $    64,027
Clear Channel Communications, Inc.                       1,899            58,774
Ford Motor Co.                                          13,248            91,809
General Motors Corp.                                     4,806           143,171
Genuine Parts Co.                                        1,512            62,990
Limited Brands, Inc.                                     2,166            55,428
Tribune Co.                                              2,055            66,644
                                                                     -----------
Total Consumer Discretionary                                             542,843
                                                                     -----------

Consumer Staples - 10.8%
Altria Group, Inc.                                       1,353            99,351
Anheuser-Busch Cos., Inc.                                1,272            57,990
Coca-Cola Co. (The)                                      1,509            64,917
ConAgra Foods, Inc.                                      3,390            74,953
General Mills, Inc.                                      1,143            59,047
H.J. Heinz Co. Ltd.                                      1,809            74,567
Kellogg Co.                                              1,227            59,424
Kimberly-Clark Corp.                                     1,254            77,372
Kraft Foods, Inc. Class A                                2,166            66,929
Reynolds American, Inc.                                    957           110,342
Sara Lee Corp.                                           5,271            84,441
                                                                     -----------
Total Consumer Staples                                                   829,333
                                                                     -----------

Energy - 2.1%
Chevron Corp.                                            1,146            71,121
Kinder Morgan, Inc.                                        888            88,702
                                                                     -----------
Total Energy                                                             159,823
                                                                     -----------

Financials - 35.7%
Allstate Corp. (The)                                     1,113            60,915
AmSouth Bancorp.                                         3,054            80,778
Archstone-Smith Trust                                    1,584            80,578
AvalonBay Communities, Inc.                                570            63,053
Bank of America Corp.                                    2,076            99,856
Bank of New York Co., Inc. (The)                         1,398            45,016

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIVIDEND TOP 100(SM) FUND June 30, (2006)
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
BB&T Corp.                                               2,130       $    88,587
Boston Properties, Inc.                                    648            58,579
Citigroup, Inc.                                          1,890            91,174
Comerica, Inc.                                           1,512            78,609
Equity Office Properties Trust                           2,508            91,567
Equity Residential                                       1,743            77,964
Fifth Third Bancorp                                      2,112            78,038
Freddie Mac                                              1,062            60,545
General Growth Properties, Inc.                          1,458            65,697
Host Hotels & Resorts, Inc.                              2,646            57,868
JPMorgan Chase & Co.                                     1,689            70,938
KeyCorp                                                  2,181            77,818
Kimco Realty Corp.                                       1,731            63,164
Lincoln National Corp.                                   2,361           133,255
Marsh & McLennan Cos., Inc.                              1,701            45,740
Mellon Financial Corp.                                   1,371            47,204
National City Corp.                                      2,622            94,890
North Fork Bancorp., Inc.                                2,583            77,929
PNC Financial Services Group, Inc. (The)                   954            66,942
ProLogis                                                 1,209            63,013
Public Storage, Inc.                                       651            49,411
Regions Financial Corp.                                  2,442            80,879
Simon Property Group, Inc.                                 924            76,637
SunTrust Banks, Inc.                                       987            75,269
Synovus Financial Corp.                                  2,295            61,460
U.S. Bancorp                                             3,042            93,937
UnionBanCal Corp.                                          726            46,892
Vornado Realty Trust                                       753            73,455
Wachovia Corp.                                           1,401            75,766
Washington Mutual, Inc.                                  2,388           108,845
Wells Fargo & Co.                                        1,089            73,050
                                                                     -----------
Total Financials                                                       2,735,318
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIVIDEND TOP 100(SM) FUND June 30, (2006)
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Health Care - 5.2%
Abbott Laboratories                                      1,404       $    61,228
Bristol-Myers Squibb Co.                                 3,927           101,552
Eli Lilly & Co.                                          1,107            61,184
Merck & Co., Inc.                                        2,610            95,082
Pfizer, Inc.                                             3,288            77,169
                                                                     -----------
Total Health Care                                                        396,215
                                                                     -----------

Industrials - 4.4%
3M Co.                                                     684            55,247
Cendant Corp.                                            3,174            51,705
General Electric Co.                                     1,788            58,933
Masco Corp.                                              1,809            53,619
Pitney Bowes, Inc.                                       1,494            61,702
Waste Management, Inc.                                   1,536            55,112
                                                                     -----------
Total Industrials                                                        336,318
                                                                     -----------

Materials - 8.8%
Dow Chemical Co. (The)                                   1,932            75,406
E.I. du Pont de Nemours & Co.                            1,773            73,757
International Paper Co.                                  1,800            58,140
PPG Industries, Inc.                                     1,011            66,726
Rohm & Haas Co.                                          1,050            52,626
Southern Copper Corp.                                    3,315           295,466
Weyerhaeuser Co.                                           816            50,796
                                                                     -----------
Total Materials                                                          672,917
                                                                     -----------

Telecommunication Services - 4.4%
Alltel Corp.                                               795            50,745
AT&T, Inc.                                               3,915           109,189
BellSouth Corp.                                          2,082            75,368
Verizon Communications, Inc.                             2,970            99,465
                                                                     -----------
Total Telecommunication Services                                         334,767
                                                                     -----------

Utilities - 21.4%
Ameren Corp.                                             2,181           110,141
American Electric Power Co., Inc.                        2,733            93,605
Consolidated Edison, Inc.                                2,601           115,588

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIVIDEND TOP 100(SM) FUND June 30, (2006)
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.                         1,083       $    59,045
Dominion Resources, Inc.                                 1,236            92,440
Duke Energy Corp.                                        3,093            90,841
Edison International                                     1,347            52,533
Entergy Corp.                                              972            68,769
Exelon Corp.                                             1,224            69,560
FirstEnergy Corp.                                        1,584            85,869
FPL Group, Inc.                                          2,001            82,801
PG&E Corp.                                               1,854            72,825
PPL Corp.                                                2,715            87,695
Progress Energy, Inc.                                    2,685           115,106
Public Service Enterprise Group, Inc.                    1,188            78,551
Sempra Energy                                            1,197            54,440
Southern Co.                                             3,021            96,823
TXU Corp.                                                1,740           104,035
Xcel Energy Inc.                                         5,634           108,060
                                                                     -----------
Total Utilities                                                        1,638,727
                                                                     -----------
TOTAL COMMON STOCKS (Cost:  $7,418,571)                                7,646,261
                                                                     ===========

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
Columbia Cash Reserves Fund, 4.71%* (Cost: $5,000)       5,000             5,000
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $7,423,571)**           7,651,261
                                                                     ===========

Other Assets in Excess of Liabilities - 0.1%                               8,757
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $ 7,660,018
================================================================================
*Rate shown represents annualized 7-day yield as of June 30, 2006.
**Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Consumer Discretionary - 11.6%
Abercrombie & Fitch Co. Class A                            258       $    14,301
Advance Auto Parts, Inc.                                   156             4,508
American Eagle Outfitters                                  372            12,663
Applebees International, Inc.                              150             2,883
Barnes & Noble, Inc.                                       213             7,775
Beazer Homes USA, Inc.                                      60             2,752
Bebe Stores, Inc.                                          195             3,007
Belo Corp. Class A                                         453             7,067
Black & Decker Corp.                                       333            28,125
Borders Group, Inc.                                        261             4,818
BorgWarner, Inc.                                           150             9,765
Boyd Gaming Corp.                                          222             8,960
Brinker International, Inc.                                201             7,296
Brunswick Corp.                                            357            11,870
CBRL Group, Inc.                                           138             4,681
Choice Hotels International, Inc.                          183            11,090
Circuit City Stores, Inc.                                  126             3,430
Claire's Stores, Inc.                                      255             6,505
Darden Restaurants, Inc.                                   366            14,420
Dillard's Inc. Class A                                     111             3,535
Dollar General Corp.                                       882            12,330
Domino's Pizza, Inc.                                       279             6,902
Dow Jones & Co., Inc.                                      396            13,864
E.W. Scripps Co. (The) Class A                             306            13,201
Family Dollar Stores, Inc.                                 603            14,731
Foot Locker, Inc.                                          576            14,106
Gentex Corp.                                               780            10,920
GTECH Holdings Corp.                                       312            10,851
H&R Block, Inc.                                          1,872            44,666
Harte-Hanks, Inc.                                          177             4,538
Hasbro, Inc.                                               999            18,092
John Wiley & Sons, Inc. Class A                            108             3,586
Jones Apparel Group, Inc.                                  384            12,207
KB Home                                                    351            16,093
Leggett & Platt, Inc.                                    1,182            29,526
Lennar Corp. Class B                                        93             3,793

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                        144       $     5,337
Mattel, Inc.                                             2,646            43,685
McClatchy Co. Class A                                      198             7,946
MDC Holdings, Inc.                                         171             8,880
Men's Wearhouse, Inc. (The)                                 72             2,182
Meredith Corp.                                             111             5,499
Michaels Stores, Inc.                                      345            14,228
New York Times Co. (The) Class A                           930            22,822
Newell Rubbermaid, Inc.                                  2,259            58,350
OfficeMax, Inc.                                            345            14,059
OSI Restaurant Partners, Inc.                              219             7,577
PetSmart, Inc.                                             150             3,840
Phillips-Van Heusen                                         39             1,488
Polaris Industries, Inc.                                   234            10,132
Polo Ralph Lauren Corp.                                     48             2,635
Pool Corp.                                                  99             4,319
RadioShack Corp.                                           435             6,090
Ross Stores, Inc.                                          291             8,163
Ruby Tuesday, Inc.                                          21               513
Ryland Group, Inc. (The)                                    78             3,398
Service Corp. International                                933             7,595
ServiceMaster Co. (The)                                  2,424            25,040
Sherwin-Williams Co. (The)                                 675            32,049
Snap-On, Inc.                                              408            16,491
Speedway Motorsports, Inc.                                  90             3,397
Standard-Pacific Corp.                                      78             2,005
Stanley Works (The)                                        471            22,241
Station Casinos, Inc.                                      207            14,093
Thor Industries, Inc.                                       72             3,488
Tiffany & Co.                                              300             9,906
United Auto Group, Inc.                                    258             5,508
VF Corp.                                                   552            37,492
Warner Music Group Corp.                                   879            25,913
Weight Watchers International, Inc.                        336            13,739
Wendy's International, Inc.                                309            18,012
Whirlpool Corp.                                            354            29,258
                                                                     -----------
Total Consumer Discretionary                                             896,227
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Consumer Staples - 4.9%
Alberto-Culver Co.                                         237       $    11,547
Brown-Forman Corp. Class A                                 201            14,432
Brown-Forman Corp. Class B                                 234            16,719
Church & Dwight Co., Inc.                                  102             3,715
Corn Products International, Inc.                          198             6,059
Del Monte Foods Co.                                        666             7,479
Estee Lauder Cos., Inc. (The) Class A                      336            12,993
Flowers Foods, Inc.                                        201             5,757
Hormel Foods Corp.                                         564            20,947
J.M. Smucker Co. (The)                                     393            17,567
Loews Corp./Carolina Group                                 741            38,065
Longs Drug Stores Corp.                                    111             5,064
McCormick & Co., Inc.                                      621            20,835
Molson Coors Brewing Co. Class B                           288            19,549
Pepsi Bottling Group, Inc.                                 846            27,199
PepsiAmericas, Inc.                                        669            14,792
Seaboard Corp.                                               3             3,840
Supervalu, Inc.                                            708            21,736
Tyson Foods, Inc. Class A                                  729            10,833
UST, Inc.                                                2,190            98,966
                                                                     -----------
Total Consumer Staples                                                   378,094
                                                                     -----------

Energy - 1.3%
Arch Coal, Inc.                                            135             5,720
Cabot Oil & Gas Corp.                                       39             1,911
Cimarex Energy Co.                                          75             3,225
Consol Energy, Inc.                                        339            15,838
Foundation Coal Holdings, Inc.                              54             2,534
Frontier Oil Corp.                                          72             2,333
Helmerich & Payne, Inc.                                     60             3,616
Holly Corp.                                                 78             3,760
Massey Energy Co.                                           87             3,132
Overseas Shipholding Group, Inc.                           144             8,518
Patterson-UTI Energy, Inc.                                 213             6,030
Pioneer Natural Resources Co.                              174             8,075
Pogo Producing Co.                                          84             3,872
Range Resources Corp.                                       93             2,529
St. Mary Land & Exploration Co.                             33             1,328

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Tesoro Corp.                                                99       $     7,362
Tidewater, Inc.                                            156             7,675
W&T Offshore, Inc.                                          48             1,867
Western Gas Resources, Inc.                                114             6,823
                                                                     -----------
Total Energy                                                              96,148
                                                                     -----------

Financials - 47.2%
AG Edwards, Inc.                                           297            16,430
Alexandria Real Estate Equities, Inc.                      165            14,632
AMB Property Corp.                                         732            37,003
American Capital Strategies Ltd.                         2,865            95,920
American Financial Group, Inc.                             255            10,940
American National Insurance                                177            22,960
AmerUs Group Co.                                            63             3,689
Apartment Investment & Management Co. Class A            1,218            52,922
Arthur J. Gallagher & Co.                                1,017            25,771
Associated Banc-Corp                                     1,065            33,579
Assurant, Inc.                                             210            10,164
Astoria Financial Corp.                                    795            24,208
Bancorpsouth, Inc.                                         621            16,922
Bank of Hawaii Corp.                                       348            17,261
BlackRock, Inc. Class A                                     57             7,933
BOK Financial Corp.                                        141             7,003
Brandywine Realty Trust                                  1,185            38,121
BRE Properties, Inc. Class A                               468            25,740
Brown & Brown, Inc.                                        207             6,049
Camden Property Trust                                      471            34,642
CapitalSource, Inc.                                      3,342            78,403
Capitol Federal Financial                                1,134            38,885
Cathay General Bancorp                                     117             4,256
CBL & Associates Properties, Inc.                          681            26,511
Cincinnati Financial Corp.                               1,368            64,310
City National Corp.                                        261            16,988
Colonial BancGroup, Inc. (The)                           1,035            26,579
Colonial Properties Trust                                  603            29,788
Commerce Bancorp, Inc.                                     585            20,867
Commerce Bancshares, Inc.                                  312            15,616
Commerce Group, Inc.                                       570            16,838
Compass Bancshares, Inc.                                   978            54,377

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Corporate Office Properties Trust                          243       $    10,225
Corus Bankshares, Inc.                                     372             9,739
Cousins Properties, Inc.                                   552            17,073
Crescent Real Estate Equities Co.                        1,785            33,130
Cullen/Frost Bankers, Inc.                                 300            17,190
Developers Diversified Realty Corp.                      1,158            60,424
Downey Financial Corp.                                      39             2,646
Duke Realty Corp.                                        1,647            57,892
East West Bancorp, Inc.                                     72             2,730
Eaton Vance Corp.                                          465            11,606
Equity One, Inc.                                           915            19,124
Erie Indemnity Co. Class A                                 408            21,216
Essex Property Trust, Inc.                                 174            19,429
Federal Realty Investment Trust                            387            27,090
Federated Investors Inc. Class B                           405            12,758
Fidelity National Financial, Inc.                        1,209            47,091
First American Corp.                                       435            18,387
First Citizens BancShares Inc. Class A                      12             2,406
First Horizon National Corp.                             1,353            54,391
First Industrial Realty Trust, Inc.                        717            27,203
First Marblehead Corp. (The)                               174             9,908
First Midwest Bancorp, Inc.                                366            13,571
First Niagara Financial Group, Inc.                        825            11,567
FirstMerit Corp.                                           897            18,783
Forest City Enterprises, Inc. Class A                       93             4,642
Fremont General Corp.                                      390             7,238
Fulton Financial Corp.                                   1,446            23,020
Global Signal, Inc.                                        732            33,906
Greenhill & Co., Inc.                                       69             4,192
HCC Insurance Holdings, Inc.                               237             6,977
Health Care Property Investors, Inc.                     2,010            53,747
Health Care REIT, Inc.                                     942            32,923
Healthcare Realty Trust, Inc.                              831            26,467
Heritage Property Investment Trust                         627            21,895
Highwoods Properties, Inc.                                 672            24,313
Home Properties, Inc.                                      387            21,482
Hospitality Properties Trust                             1,188            52,177
HRPT Properties Trust                                    3,705            42,830

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Huntington Bancshares, Inc.                              2,541       $    59,917
IndyMac Bancorp, Inc.                                      684            31,361
International Bancshares Corp.                             348             9,563
Investors Financial Services Corp.                          30             1,347
iStar Financial, Inc.                                    2,244            84,711
Janus Capital Group, Inc.                                   90             1,611
Jefferies Group, Inc.                                      300             8,889
Jones Lang LaSalle, Inc.                                    57             4,990
Kilroy Realty Corp.                                        201            14,522
KKR Financial Corp.                                      1,416            29,467
LaSalle Hotel Properties                                   285            13,196
Leucadia National Corp.                                    222             6,480
Liberty Property Trust                                   1,143            50,521
Macerich Co. (The)                                         648            45,490
Mack-Cali Realty Corp.                                     804            36,920
Maguire Properties, Inc.                                   495            17,409
Mercantile Bankshares Corp.                                822            29,321
Mercury General Corp.                                      471            26,550
MGIC Investment Corp.                                      324            21,060
Mills Corp. (The)                                        1,242            33,224
National Financial Partners Corp.                           96             4,254
Nationwide Financial Services, Inc. Class A                297            13,092
New Century Financial Corp.                              2,127            97,310
New Plan Excel Realty Trust                              1,242            30,665
New York Community Bancorp, Inc.                         3,804            62,804
NewAlliance Bancshares, Inc.                               414             5,924
Nuveen Investments, Inc. Class A                           339            14,594
Ohio Casualty Corp.                                        177             5,262
Old Republic International Corp.                         1,455            31,093
optionsXpress Holdings, Inc.                               105             2,448
Pacific Capital Bancorp                                    300             9,336
Pan Pacific Retail Properties, Inc.                        366            25,389
Pennsylvania Real Estate Investment Trust                  468            18,893
People's Bank                                              942            30,945
Phoenix Cos., Inc. (The)                                   273             3,844
Plum Creek Timber Co., Inc.                              1,971            69,971
PMI Group, Inc. (The)                                       99             4,413
Post Properties, Inc.                                      420            19,043

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Protective Life Corp.                                      270       $    12,587
Radian Group, Inc.                                          27             1,668
Raymond James Financial, Inc.                              300             9,081
Rayonier, Inc.                                             777            29,456
Realty Income Corp.                                      1,266            27,725
Reckson Associates Realty Corp.                            759            31,407
Regency Centers Corp.                                      594            36,917
Reinsurance Group of America, Inc.                         114             5,603
Safeco Corp.                                               603            33,979
SEI Investments Co.                                        135             6,599
Shurgard Storage Centers, Inc. Class A                     390            24,375
Sky Financial Group, Inc.                                  930            21,957
SL Green Realty Corp.                                      249            27,258
South Financial Group, Inc. (The)                          480            12,677
St. Joe Co. (The)                                          189             8,796
Stancorp Financial Group, Inc.                             156             7,942
Student Loan Corp.                                          90            18,180
Sunstone Hotel Investors, Inc.                             588            17,087
Taubman Centers, Inc.                                      369            15,092
TCF Financial Corp.                                      1,176            31,105
TD Banknorth, Inc.                                       1,686            49,653
Texas Regional Bancshares, Inc. Class A                    255             9,670
Thornburg Mortgage, Inc.                                 2,649            73,828
Torchmark Corp.                                            195            11,840
Transatlantic Holdings, Inc.                               135             7,547
Trizec Properties, Inc.                                  1,206            34,540
Trustmark Corp.                                            366            11,335
UCBH Holdings, Inc.                                        147             2,431
United Bankshares, Inc.                                    291            10,659
United Dominion Realty Trust, Inc.                       1,452            40,671
Unitrin, Inc.                                              642            27,985
UnumProvident Corp.                                      1,077            19,526
Valley National Bancorp                                    990            25,453
Ventas, Inc.                                             1,218            41,266
Waddell & Reed Financial, Inc. Class A                     537            11,041
Washington Federal, Inc.                                   711            16,488
Webster Financial Corp.                                    270            12,809
Weingarten Realty Investors                              1,008            38,586

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Wesco Financial Corp.                                        6       $     2,286
Westamerica Bancorp.                                       192             9,402
Whitney Holding Corp.                                      477            16,871
Wilmington Trust Corp.                                     465            19,614
Zenith National Insurance Corp.                            213             8,450
                                                                     -----------
Total Financials                                                       3,633,966
                                                                     -----------

Health Care - 2.1%
Applera Corp./Applied Biosystems Group                     282             9,123
Bausch & Lomb, Inc.                                        108             5,296
Beckman Coulter, Inc.                                      171             9,499
Brookdale Senior Living, Inc.                              594            26,576
C.R. Bard, Inc.                                            198            14,505
Cooper Cos., Inc. (The)                                     12               531
Dade Behring Holdings, Inc.                                123             5,122
Dentsply International, Inc.                                93             5,636
Health Management Associates Inc. Class A                  660            13,009
Hillenbrand Industries, Inc.                               309            14,987
IMS Health, Inc.                                           228             6,122
Manor Care, Inc.                                           282            13,231
Medicis Pharmaceutical Corp. Class A                        48             1,152
Mentor Corp.                                               174             7,569
Mylan Laboratories, Inc.                                   531            10,620
Omnicare, Inc.                                              48             2,276
PerkinElmer, Inc.                                          375             7,838
Pharmaceutical Product Development, Inc.                    81             2,845
STERIS Corp.                                               108             2,469
Universal Health Services, Inc. Class B                     78             3,920
                                                                     -----------
Total Health Care                                                        162,326
                                                                     -----------

Industrials - 7.6%
Actuant Corp. Class A                                        9               450
Acuity Brands, Inc.                                        168             6,537
Adesa, Inc.                                                249             5,538
Alexander & Baldwin, Inc.                                  207             9,164
American Power Conversion Corp.                            837            16,313
Ametek, Inc.                                                93             4,406
Aramark Corp. Class B                                      279             9,238
Avery Dennison Corp.                                       723            41,977
Brady Corp. Class A                                        156             5,747

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                                    318       $     9,893
Brink's Co. (The)                                           27             1,523
Carlisle Cos., Inc.                                         90             7,137
Cintas Corp.                                               339            13,479
Clarcor, Inc.                                               96             2,860
Con-way Inc.                                               102             5,909
Crane Co.                                                  183             7,613
Cummins, Inc.                                              132            16,137
Donaldson Co., Inc.                                        192             6,503
DRS Technologies, Inc.                                      21             1,024
Equifax, Inc.                                              138             4,739
Fastenal Co.                                               315            12,691
Florida East Coast Industries, Inc.                         36             1,884
GATX Corp.                                                 255            10,838
Goodrich Corp.                                             555            22,361
Graco, Inc.                                                216             9,932
Granite Construction Inc.                                   84             3,803
Harsco Corp.                                               162            12,630
Heartland Express, Inc.                                     87             1,556
Herman Miller, Inc.                                        165             4,252
HNI Corp.                                                  156             7,075
Hubbell, Inc. Class B                                      330            15,725
IDEX Corp.                                                 123             5,806
IKON Office Solutions, Inc.                                369             4,649
JB Hunt Transport Services, Inc.                           564            14,049
JLG Industries, Inc.                                        18               405
Kennametal, Inc.                                           123             7,657
Knight Transportation, Inc.                                 84             1,697
Laidlaw International, Inc.                                546            13,759
Landstar System, Inc.                                       33             1,559
Lennox International, Inc.                                 258             6,832
Lincoln Electric Holdings, Inc.                            147             9,210
Manitowoc Co., Inc. (The)                                   90             4,005
Manpower, Inc.                                             204            13,178
MSC Industrial Direct Co., Inc. Class A                    117             5,566
Nordson Corp.                                              108             5,311
Oshkosh Truck Corp.                                        114             5,417
Pall Corp.                                                 435            12,180

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Pentair, Inc.                                              342       $    11,693
Republic Services, Inc.                                    447            18,032
Robert Half International, Inc.                            348            14,616
Roper Industries, Inc.                                     102             4,769
RR Donnelley & Sons Co.                                  1,695            54,155
Ryder System, Inc.                                         240            14,023
Simpson Manufacturing Co., Inc.                             87             3,136
Skywest, Inc.                                               60             1,488
SPX Corp.                                                  276            15,442
Teleflex, Inc.                                             144             7,779
Timken Co. (The)                                           429            14,376
Toro Co. (The)                                              78             3,643
Trinity Industries, Inc.                                    96             3,878
W.W. Grainger, Inc.                                        282            21,215
Wabtec Corp.                                                15               561
Walter Industries, Inc.                                     24             1,384
Watsco, Inc.                                                66             3,948
                                                                     -----------
Total Industrials                                                        584,352
                                                                     -----------

Information Technology - 1.6%
Acxiom Corp.                                               165             4,125
Adtran, Inc.                                               261             5,854
Amphenol Corp. Class A                                      51             2,854
AVX Corp.                                                  360             5,684
CDW Corp.                                                  147             8,034
Diebold, Inc.                                              351            14,258
Factset Research Systems, Inc.                              54             2,554
Fair Isaac Corp.                                            33             1,198
Global Payments, Inc.                                       30             1,456
Harris Corp.                                               225             9,340
Intersil Corp. Class A                                     240             5,580
Jack Henry & Associates, Inc.                              216             4,247
Molex, Inc.                                                150             5,035
Molex, Inc. Class A                                        141             4,051
MoneyGram International, Inc.                              108             3,667
National Instruments Corp.                                 144             3,946
Plantronics, Inc.                                           66             1,466
Reynolds & Reynolds Co. (The) Class A                      237             7,269
Sabre Holdings Corp. Class A                               552            12,144

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Symbol Technologies, Inc.                                  117       $     1,262
Tektronix, Inc.                                            135             3,972
Total System Services, Inc.                                585            11,261
                                                                     -----------
Total Information Technology                                             119,257
                                                                     -----------

Materials - 7.0%
Airgas, Inc.                                               117             4,358
Albemarle Corp.                                            171             8,187
Allegheny Technologies, Inc.                               162            11,217
Aptargroup, Inc.                                           126             6,251
Ashland, Inc.                                              270            18,009
Ball Corp.                                                 234             8,667
Bemis Co.                                                  624            19,107
Bowater, Inc.                                              375             8,531
Cabot Corp.                                                294            10,149
Carpenter Technology Corp.                                  39             4,504
Celanese Corp. Series A                                    297             6,065
Chemtura Corp.                                           1,005             9,387
Cleveland-Cliffs, Inc.                                      48             3,806
Commercial Metals Co.                                      216             5,551
Cytec Industries, Inc.                                      75             4,024
Eagle Materials, Inc.                                      138             6,555
Eastman Chemical Co.                                       693            37,422
Florida Rock Industries, Inc.                              174             8,643
FMC Corp.                                                  111             7,147
International Flavors & Fragrances, Inc.                   483            17,021
Louisiana-Pacific Corp.                                    576            12,614
Lubrizol Corp.                                             411            16,378
Lyondell Chemical Co.                                    2,760            62,542
Martin Marietta Materials, Inc.                             96             8,750
MeadWestvaco Corp.                                       1,500            41,895
Packaging Corp. of America                               1,143            25,169
Quanex Corp.                                                99             4,264
Reliance Steel & Aluminum Co.                               33             2,737
RPM International, Inc.                                  1,035            18,630
Scotts Miracle-Gro Co. (The) Class A                       183             7,745
Sealed Air Corp.                                           210            10,937
Sigma-Aldrich Corp.                                        210            15,254
Sonoco Products Co.                                        663            20,984

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                        93       $     6,114
Temple-Inland, Inc.                                        615            26,365
United States Steel Corp.                                  177            12,411
Valhi, Inc.                                                648            15,908
Valspar Corp. (The)                                        396            10,458
Westlake Chemical Corp.                                     51             1,520
Worthington Industries, Inc.                               738            15,461
                                                                     -----------
Total Materials                                                          540,737
                                                                     -----------

Telecommunication Services - 1.9%
CenturyTel, Inc.                                           183             6,798
Citizens Communications Co.                              6,108            79,709
PanAmSat Holding Corp.                                   2,079            51,933
Telephone & Data Systems, Inc.                             117             4,844
Telephone & Data Systems, Inc. Special Shares              141             5,485
                                                                     -----------
Total Telecommunication Services                                         148,769
                                                                     -----------

Utilities - 14.3%
AGL Resources, Inc.                                        789            30,077
Alliant Energy Corp.                                     1,056            36,221
Aqua America Inc.                                          489            11,144
Atmos Energy Corp.                                         957            26,710
CenterPoint Energy, Inc.                                 3,858            48,225
DPL, Inc.                                                1,158            31,034
DTE Energy Co.                                           2,253            91,787
Energen Corp.                                              228             8,757
Energy East Corp.                                        1,740            41,638
Equitable Resources, Inc.                                  681            22,813
Great Plains Energy, Inc.                                1,086            30,256
Hawaiian Electric Industries, Inc.                         915            25,538
KeySpan Corp.                                            1,959            79,144
MDU Resources Group, Inc.                                  672            24,602
National Fuel Gas Co.                                      738            25,933
Nicor, Inc.                                                513            21,289
NiSource, Inc.                                           3,063            66,896
Northeast Utilities                                      1,359            28,091
NSTAR                                                    1,116            31,918
OGE Energy Corp.                                         1,023            35,836
ONEOK, Inc.                                              1,005            34,210
Piedmont Natural Gas Co., Inc.                             753            18,298

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Pinnacle West Capital Corp.                              1,251       $    49,927
PNM Resources, Inc.                                        612            15,276
Puget Energy, Inc.                                       1,350            28,998
Questar Corp.                                              270            21,732
SCANA Corp.                                              1,215            46,875
Southern Union Co.                                         444            12,015
TECO Energy, Inc.                                        2,424            36,215
UGI Corp.                                                  828            20,385
Vectren Corp.                                              870            23,707
Westar Energy, Inc.                                      1,029            21,660
Wisconsin Energy Corp.                                     666            26,840
WPS Resources Corp.                                        456            22,618
                                                                     -----------
Total Utilities                                                        1,096,665
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $7,381,626)                                 7,656,541
                                                                     ===========

SHORT-TERM INVESTMENT - 0.3%
MONEY MARKET FUND - 0.3%
Columbia Cash Reserves Fund, 4.71%* (Cost: $20,505)     20,505            20,505
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $7,402,131)**           7,677,046
                                                                     ===========

Cash and Other Assets in Excess of Liabilities - 0.2%                     15,159
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $ 7,692,205
================================================================================
* Rate shown represents annualized 7-day yield as of June 30, 2006.
**Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Consumer Discretionary - 11.9%
Aaron Rents, Inc.                                           51       $     1,371
Advo, Inc.                                                 255             6,276
Aldila, Inc.                                                57             1,443
Ambassadors Group, Inc.                                    165             4,765
American Axle & Manufacturing Holdings, Inc.             1,053            18,017
American Greetings Corp. Class A                           519            10,904
Ameristar Casinos, Inc.                                    480             9,336
Arbitron, Inc.                                             216             8,279
Arctic Cat, Inc.                                            87             1,697
ArvinMeritor, Inc.                                       1,116            19,184
Bandag, Inc.                                               174             6,367
Bandag, Inc. Class A                                       207             6,417
Bassett Furniture Industries, Inc.                         279             5,164
Big 5 Sporting Goods Corp.                                 192             3,744
Blair Corp.                                                 66             1,964
Blyth, Inc.                                                531             9,802
Bob Evans Farms, Inc.                                      342            10,263
Bon-Ton Stores, Inc. (The)                                  27               591
Books-A-Million, Inc.                                      270             4,504
Brookfield Homes Corp.                                     126             4,152
Brown Shoe Co., Inc.                                       150             5,112
Buckle, Inc. (The)                                         192             8,039
Building Material Holding Corp.                            192             5,351
Cadmus Communications Corp.                                 78             1,363
Callaway Golf Co.                                          735             9,548
Carmike Cinemas, Inc.                                      210             4,427
Catalina Marketing Corp.                                   366            10,416
Cato Corp. (The) Class A                                   393            10,159
CBS Corp. Class A                                        1,017            27,520
Cherokee, Inc.                                             309            12,780
Christopher & Banks Corp.                                  147             4,263
Churchill Downs, Inc.                                      102             3,820

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Citadel Broadcasting Corp.                               4,293       $    38,208
CKE Restaurants, Inc.                                      324             5,382
Coachmen Industries, Inc.                                  195             2,328
Collegiate Pacific, Inc.                                    54               581
Cooper Tire & Rubber Co.                                 1,059            11,797
Courier Corp.                                               78             3,122
CPI Corp.                                                  147             4,513
CSS Industries, Inc.                                        90             2,588
Cutter & Buck, Inc.                                        147             1,686
DEB Shops, Inc.                                            144             3,472
Delta Apparel, Inc.                                         45               771
Dover Downs Gaming & Entertainment, Inc.                    94             1,846
Entercom Communications Corp.                            1,074            28,096
Escalade, Inc.                                             138             1,794
Ethan Allen Interiors, Inc.                                333            12,171
Finish Line Class A                                        153             1,810
Fred's, Inc.                                               144             1,922
Frisch's Restaurants, Inc.                                  63             1,495
Furniture Brands International, Inc.                       765            15,943
Gray Television, Inc.                                      363             2,102
Group 1 Automotive, Inc.                                   156             8,789
Handleman Co.                                              396             3,227
Haverty Furniture Cos., Inc.                               201             3,154
Hearst-Argyle Television, Inc.                             363             8,008
Hollinger International, Inc. Class A                    1,068             8,576
IHOP Corp.                                                 225            10,818
International Speedway Corp. Class A                        21               974
Jackson Hewitt Tax Service, Inc.                           210             6,584
Journal Communications, Inc. Class A                       543             6,103
Journal Register Co.                                       156             1,398
Kellwood Co.                                               309             9,044
Kenneth Cole Productions, Inc. Class A                     186             4,153
Kimball International, Inc. Class B                        624            12,299
K-Swiss, Inc. Class A                                      102             2,723
Landry's Restaurants, Inc.                                  72             2,336

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
La-Z-Boy Inc.                                              789       $    11,046
Lee Enterprises, Inc.                                      498            13,421
Levitt Corp. Class A                                        39               624
Lifetime Brands, Inc.                                       66             1,430
Lithia Motors, Inc. Class A                                129             3,911
Lone Star Steakhouse & Saloon, Inc.                        354             9,285
M/I Homes, Inc.                                             18               631
Marcus Corp.                                               195             4,072
Marine Products Corp.                                      408             3,970
Matthews International Corp. Class A                        99             3,413
McClatchy Co. Class A                                      180             7,222
Media General, Inc. Class A                                261            10,933
Modine Manufacturing Co.                                   468            10,932
Monaco Coach Corp.                                         315             4,001
Monro Muffler, Inc.                                         45             1,465
Movado Group, Inc.                                          93             2,134
National Presto Industries, Inc.                            75             3,921
Nautilus, Inc.                                             519             8,153
Noble International Ltd.                                   132             1,890
Oakley, Inc.                                               384             6,470
Orleans Homebuilders, Inc.                                  42               683
Oxford Industries, Inc.                                    123             4,847
PEP Boys-Manny, Moe & Jack (The)                           570             6,686
Pier 1 Imports, Inc.                                     1,764            12,313
Pre-Paid Legal Services, Inc.                              303            10,454
Reader's Digest Association, Inc. (The)                  1,551            21,652
Regal Entertainment Group Class A                        2,439            49,560
Regis Corp.                                                126             4,487
Russ Berrie & Co., Inc.                                    324             3,972
Russell Corp.                                              228             4,140
Sauer-Danfoss, Inc.                                        690            17,540
Sinclair Broadcast Group, Inc. Class A                   1,371            11,736
Skyline Corp.                                               84             3,594
Sonic Automotive, Inc.                                     309             6,854
Spartan Motors, Inc.                                       144             2,215

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Stage Stores, Inc.                                          51       $     1,683
Standard Motor Products, Inc.                              441             3,678
Stanley Furniture Co., Inc.                                 78             1,870
Stein Mart, Inc.                                           372             5,506
Stewart Enterprises, Inc. Class A                        1,089             6,262
Stride Rite Corp.                                          360             4,748
Sturm Ruger & Co., Inc.                                    795             4,969
Superior Industries International, Inc.                    519             9,493
Talbots, Inc.                                              567            10,461
Tarragon Corp.                                              84             1,163
Technical Olympic USA, Inc.                                105             1,508
Triarc Cos., Inc. Class A                                  246             4,017
Triarc Cos., Inc. Class B                                  636             9,941
Tuesday Morning Corp.                                      846            11,125
Tupperware Brands Corp.                                  1,530            30,126
Unifirst Corp.                                              24               828
Value Line, Inc.                                           159             6,789
Westwood One, Inc.                                       1,836            13,770
Weyco Group, Inc.                                           66             1,533
Winnebago Industries                                       228             7,077
Wolverine World Wide, Inc.                                 435            10,148
World Wrestling Entertainment, Inc.                        747            12,617
Xerium Technologies, Inc.                                2,475            23,314
Yankee Candle Co., Inc.                                    234             5,852
                                                                     -----------
Total Consumer Discretionary                                             924,986
                                                                     -----------

Consumer Staples - 3.5%
Alico, Inc.                                                 93             5,125
American Italian Pasta Co. Class A                       1,305            11,171
Andersons Inc. (The)                                        42             1,748
Arden Group, Inc. Class A                                   21             2,377
Cal-Maine Foods, Inc.                                       84               577
Casey's General Stores, Inc.                               234             5,852
Chiquita Brands International, Inc.                        591             8,144
Coca-Cola Bottling Co. Consolidated                         84             4,265
Delta & Pine Land Co.                                      420            12,348

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Farmer Bros. Co.                                           180       $     3,902
Imperial Sugar Co.                                          48             1,139
Ingles Markets, Inc. Class A                               264             4,488
Inter Parfums, Inc.                                         99             1,705
J&J Snack Foods Corp.                                       99             3,274
Lancaster Colony Corp.                                     489            19,301
Lance, Inc.                                                507            11,671
Mannatech, Inc.                                            288             3,632
MGP Ingredients, Inc.                                       87             2,020
Nash Finch Co.                                             189             4,024
Nu Skin Enterprises, Inc. Class A                          945            14,033
Pilgrim's Pride Corp.                                      165             4,257
Premium Standard Farms, Inc.                               255             4,139
Reddy Ice Holdings, Inc.                                   882            17,949
Reliv' International, Inc.                                  57               563
Ruddick Corp.                                              507            12,427
Sanderson Farms, Inc.                                      252             7,053
Spartan Stores, Inc.                                       192             2,809
Tootsie Roll Industries, Inc.                              219             6,379
Topps Co., Inc. (The)                                      429             3,526
Universal Corp.                                            711            26,463
Vector Group Ltd.                                        2,472            40,170
WD-40 Co.                                                  279             9,366
Weis Markets, Inc.                                         414            17,057
                                                                     -----------
Total Consumer Staples                                                   272,954
                                                                     -----------

Energy - 1.0%
Adams Resources & Energy, Inc.                              33             1,081
Alon USA Energy, Inc.                                      180             5,665
Barnwell Industries, Inc.                                   42             1,007
Berry Petroleum Co. Class A                                189             6,265
CARBO Ceramics, Inc.                                       102             5,011
Crosstex Energy, Inc.                                      219            20,823
Gulf Island Fabrication, Inc.                              105             2,104
Lufkin Industries, Inc.                                     69             4,101
Maritrans, Inc.                                            129             3,212

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
MarkWest Hydrocarbon, Inc.                                 153       $     3,787
NGP Capital Resources Co.                                  483             7,066
Panhandle Royalty Co. Class A                               33               619
Penn Virginia Corp.                                         69             4,822
RPC, Inc.                                                  336             8,158
World Fuel Services Corp.                                   60             2,741
                                                                     -----------
Total Energy                                                              76,462
                                                                     -----------

Financials - 58.9%
1st Source Corp.                                           228             7,713
1st State Bancorp., Inc.                                   126             2,996
21st Century Holding Co.                                   123             1,609
21st Century Insurance Group                             1,026            14,774
Aames Investment Corp.                                   8,745            43,638
Abington Community Bancorp, Inc.                           138             2,067
Acadia Realty Trust                                        588            13,906
Advance America, Cash Advance Centers, Inc.              1,488            26,100
Advanta Corp. Class A                                       75             2,459
Advanta Corp. Class B                                      165             5,932
Affirmative Insurance Holdings, Inc.                        51               798
Agree Realty Corp.                                         276             9,376
Alabama National Bancorp.                                  222            15,129
Alfa Corp.                                               1,107            18,332
AMCORE Financial, Inc.                                     342            10,024
American Bancorp of New Jersey, Inc.                       123             1,462
American Campus Communities, Inc.                          528            13,121
American Equity Investment Life Holding Co.                 90               959
American Financial Realty Trust                          7,074            68,476
American First Apartment Investors, Inc.                   450             6,696
American Home Mortgage Investment Corp.                  3,420           126,061
American Land Lease, Inc.                                  168             4,116
American Mortgage Acceptance Co.                           489             7,208
American River Bankshares                                   69             1,865
Ameris Bancorp                                             183             4,235
Anchor Bancorp Wisconsin, Inc.                             270             8,146
Annaly Mortgage Management, Inc.                         2,646            33,895
Anthracite Capital, Inc.                                 3,429            41,697

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Anworth Mortgage Asset Corp.                               270       $     2,241
Apollo Investment Corp.                                  4,683            86,542
Arbor Realty Trust, Inc.                                 1,047            26,227
Ares Capital Corp.                                       1,848            31,287
Arrow Financial Corp.                                      216             5,925
Ashford Hospitality Trust, Inc.                          2,133            26,918
Associated Estates Realty Corp.                            609             7,552
Asta Funding, Inc.                                          39             1,461
Baldwin & Lyons, Inc. Class B                              108             2,754
BancFirst Corp.                                            135             6,041
Bancorp Rhode Island, Inc.                                  48             1,915
BancTrust Financial Group, Inc.                            156             3,661
Bank Mutual Corp.                                          867            10,595
Bank of Granite Corp.                                      210             4,374
Bank of the Ozarks, Inc.                                   108             3,596
BankAtlantic Bancorp, Inc. Class A                         354             5,253
Bankunited Financial Corp. Class A                          15               458
Banner Corp.                                               153             5,897
Berkshire Hills Bancorp, Inc.                               81             2,874
Beverly Hills Bancorp, Inc.                                594             5,714
BioMed Realty Trust, Inc.                                1,083            32,425
BKF Capital Group, Inc.                                    189             1,181
BNP Residential Properties, Inc.                           381             6,496
Boston Private Financial Holdings, Inc.                    195             5,441
Bristol West Holdings, Inc.                                261             4,176
Brooke Corp.                                               432             5,184
Brookline Bancorp, Inc.                                    798            10,988
BRT Realty Trust                                           378             9,696
Bryn Mawr Bank Corp.                                       102             2,260
BWC Financial Corp.                                         27             1,198
Cadence Financial Corp.                                    210             4,677
Calamos Asset Management, Inc. Class A                     132             3,827
Camden National Corp.                                      102             4,070
Capital Bank Corp.                                         105             1,706
Capital City Bank Group, Inc.                              201             6,070

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Capital Corp of the West                                    33       $     1,056
Capital Lease Funding, Inc.                              1,185            13,521
Capital Southwest Corp.                                     18             1,880
Capital Title Group, Inc.                                  180             1,327
Capital Trust, Inc. Class A                                699            24,898
Capitol Bancorp Ltd.                                       162             6,310
Capstead Mortgage Corp.                                    129               979
Cardinal Financial Corp.                                    42               488
Cash America International, Inc.                            57             1,824
Cedar Shopping Centers, Inc.                             1,005            14,794
Center Bancorp, Inc.                                       240             3,475
Center Financial Corp.                                      63             1,489
CentraCore Properties Trust                                477            11,806
Central Pacific Financial Corp.                            411            15,906
CFS Bancorp, Inc.                                          225             3,339
Charter Financial Corp.                                    555            21,900
Chemical Financial Corp.                                   507            15,514
Chittenden Corp.                                           690            17,837
Citizens Banking Corp.                                   1,077            26,290
Citizens First Bancorp, Inc.                                63             1,683
City Holding Co.                                           324            11,709
Clark, Inc.                                                210             2,772
Clifton Savings Bancorp, Inc.                              336             3,639
CoBiz, Inc.                                                129             2,905
Cogdell Spencer Inc.                                       300             5,853
Cohen & Steers, Inc.                                       381             8,992
Columbia Banking System, Inc.                              147             5,495
Commercial Bankshares, Inc.                                 81             2,995
Commercial Capital Bancorp, Inc.                           741            11,671
Commonwealth Bankshares                                     23               599
Community Bancorp, Inc.                                     48             2,031
Community Bank System, Inc.                                600            12,102
Community Banks, Inc.                                      774            20,124
Community Trust Bancorp, Inc.                              270             9,431
Consolidated-Tomoka Land Co.                                18               993

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Crawford & Co. Class B                                     582       $     4,179
CVB Financial Corp.                                        759            11,886
Delphi Financial Group, Inc. Class A                       195             7,090
Delta Financial Corp.                                      252             2,482
Desert Community Bank                                       24               444
DiamondRock Hospitality Co.                              2,016            29,857
Digital Realty Trust, Inc.                                 606            14,962
Dime Community Bancshares                                  849            11,521
Direct General Corp.                                       114             1,929
Donegal Group, Inc. Class A                                129             2,504
Eagle Hospitality Properties Trust, Inc.                   714             6,876
EastGroup Properties, Inc.                                 537            25,067
Education Realty Trust, Inc.                             1,212            20,180
EMC Insurance Group, Inc.                                  186             5,349
Entertainment Properties Trust                           1,017            43,782
Equity Inns, Inc.                                        1,509            24,989
Equity Lifestyle Properties, Inc.                           81             3,550
Extra Space Storage, Inc.                                1,617            26,260
FBL Financial Group, Inc. Class A                          222             7,193
FelCor Lodging Trust, Inc.                               1,008            21,914
Feldman Mall Properties, Inc.                              552             6,050
Fidelity Bankshares, Inc.                                  141             4,487
Fidelity National Title Group Inc. Class A                 936            18,411
Fidelity Southern Corp.                                     99             1,760
Fieldstone Investment Corp.                              4,686            42,924
Financial Federal Corp.                                    219             6,090
Financial Institutions, Inc.                               114             2,378
First Bancorp                                              270             5,670
First Busey Corp.                                          384             7,860
First Charter Corp.                                        561            13,761
First Commonwealth Financial Corp.                       1,929            24,498
First Community Bancorp                                    258            15,243
First Community Bancshares, Inc.                           216             7,126
First Defiance Financial Corp.                             156             4,111
First Financial Bancorp                                    900            13,419

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
First Financial Bankshares, Inc.                           357       $    13,045
First Financial Corp.                                      222             6,662
First Financial Holdings, Inc.                             216             6,912
First Indiana Corp.                                        288             7,497
First Merchants Corp.                                      378             9,189
First Oak Brook Bancshares, Inc.                           156             5,772
First Place Financial Corp.                                201             4,625
First Potomac Realty Trust                                 531            15,818
First Republic Bank                                        207             9,481
First Security Group, Inc.                                  93             1,079
First United Corp.                                         120             2,478
Firstbank Corp.                                            138             3,186
FirstBank NW Corp.                                          75             1,970
Flag Financial Corp.                                       135             2,626
Flagstar Bancorp, Inc.                                   1,482            23,653
Flushing Financial Corp.                                   288             5,172
F.N.B. Corp.                                             1,866            29,427
FNB Corp.                                                  102             3,774
FNB Financial Services Corp.                               126             1,910
FNB United Corp.                                           111             2,020
Forest City Enterprises, Inc. Class B                       78             3,882
Franklin Street Properties Corp.                         2,070            40,738
Friedman Billings Ramsey Group, Inc. Class A             8,079            88,627
Frontier Financial Corp.                                   375            12,746
GAMCO Investors, Inc. Class A                                9               331
Gateway Financial Holdings, Inc.                            42               637
GB&T Bancshares, Inc.                                      117             2,546
German American Bancorp, Inc.                              270             3,499
Getty Realty Corp.                                         912            25,937
Glacier Bancorp, Inc.                                      393            11,503
Gladstone Capital Corp.                                    504            10,781
Gladstone Investment Corp.                                 543             8,145
Glenborough Realty Trust, Inc.                           1,227            26,430
Glimcher Realty Trust                                    1,461            36,247

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
GMH Communities Trust                                    1,830       $    24,119
Government Properties Trust, Inc.                          768             7,288
Gramercy Capital Corp.                                   1,080            27,972
Great American Financial Resources, Inc.                   141             2,951
Great Southern Bancorp, Inc.                               159             4,854
Greater Bay Bancorp                                        672            19,320
Greene County Bancshares, Inc.                              93             2,879
Hancock Holding Co.                                        324            18,144
Hanmi Financial Corp.                                      384             7,465
Harbor Florida Bancshares, Inc.                            411            15,265
Harleysville Group, Inc.                                   426            13,513
Harleysville National Corp.                                543            11,517
Heartland Financial USA, Inc.                              150             3,998
Hercules Technology Growth Capital, Inc.                   606             7,333
Heritage Commerce Corp.                                     54             1,339
Heritage Financial Corp.                                   102             2,687
Hersha Hospitality Trust                                   885             8,222
Highland Hospitality Corp.                               1,755            24,710
Hilb Rogal & Hobbs Co.                                     237             8,833
HMN Financial, Inc.                                         72             2,506
Home Federal Bancorp                                        60             1,680
Home Federal Bancorp, Inc.                                 144             1,967
HomeBanc Corp.                                           4,257            33,801
Horace Mann Educators Corp.                                567             9,611
Horizon Financial Corp.                                    135             3,703
IBERIABANK Corp.                                           114             6,560
IMPAC Mortgage Holdings, Inc.                            4,659            52,088
Independence Holding Co.                                    18               403
Independent Bank Corp./MA                                  180             5,845
Independent Bank Corp./MI                                  360             9,468
Infinity Property & Casualty Corp.                          87             3,567
Inland Real Estate Corp.                                 2,346            34,908
Innkeepers USA Trust                                       897            15,500
Integra Bank Corp.                                         288             6,264
Interchange Financial Services Corp.                       252             5,670

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
International Securities Exchange, Inc.                    108       $     4,112
Investors Real Estate Trust                              1,890            17,067
Irwin Financial Corp.                                      384             7,446
ITLA Capital Corp.                                          39             2,051
JER Investors Trust, Inc.                                1,203            18,707
Kearny Financial Corp.                                     624             9,235
K-Fed Bancorp                                              189             2,739
Kite Realty Group Trust                                    792            12,347
KNBT Bancorp, Inc.                                         297             4,906
Lakeland Bancorp, Inc.                                     321             5,030
Lakeland Financial Corp.                                   141             3,425
LandAmerica Financial Group, Inc.                          111             7,171
Leesport Financial Corp.                                    87             2,001
Legacy Bancorp, Inc.                                        48               743
Lexington Corporate Properties Trust                     2,184            47,174
LNB Bancorp, Inc.                                          144             2,668
Longview Fibre Co.                                       1,167            22,278
LTC Properties, Inc.                                       849            18,975
Luminent Mortgage Capital, Inc.                            597             5,528
Macatawa Bank Corp.                                        185             4,315
MAF Bancorp, Inc.                                          459            19,664
MainSource Financial Group, Inc.                           252             4,392
MB Financial, Inc.                                         285            10,078
MBT Financial Corp.                                        408             6,528
MCG Capital Corp.                                        3,750            59,625
Medallion Financial Corp.                                  483             6,260
Medical Properties Trust, Inc.                           1,833            20,236
Mercantile Bancorp                                          45             1,004
Mercantile Bank Corp.                                       57             2,271
Merchants Bancshares, Inc.                                 171             4,130
MetroCorp Bancshares, Inc.                                  39             1,142
MFA Mortgage Investments, Inc.                           1,488            10,237
Mid-America Apartment Communities, Inc.                    570            31,778
Midland Co. (The)                                           78             2,962
Mid-State Bancshares                                       324             9,072

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Midwest Banc Holdings, Inc.                                240       $     5,340
Mission West Properties, Inc.                              594             6,582
Monmouth REIT Class A                                      816             6,577
MortgageIT Holdings, Inc.                                1,569            18,922
Municipal Mortgage & Equity, LLC                         1,674            45,466
MVC Capital, Inc.                                          441             5,927
Nara Bancorp, Inc.                                          93             1,744
National Health Investors, Inc.                          1,239            33,317
National Health Realty, Inc.                               393             7,447
National Penn Bancshares, Inc.                             852            16,921
National Retail Properties, Inc.                         1,836            36,628
Nationwide Health Properties, Inc.                       2,859            64,356
NBT Bancorp, Inc.                                          663            15,401
Netbank, Inc.                                              306             2,029
Newcastle Investment Corp.                               2,709            68,592
Newkirk Realty Trust, Inc.                               1,011            17,551
NorthStar Realty Finance Corp.                           1,779            21,366
Northwest Bancorp, Inc.                                    765            20,272
Novastar Financial, Inc.                                 3,222           101,847
NYMAGIC, Inc.                                               42             1,220
Oak Hill Financial, Inc.                                    81             2,064
OceanFirst Financial Corp.                                 243             5,399
Odyssey Re Holdings Corp.                                  234             6,166
Old National Bancorp                                     1,548            30,914
Old Second Bancorp, Inc.                                   126             3,906
Omega Financial Corp.                                      273             8,548
Omega Healthcare Investors, Inc.                         2,217            29,309
One Liberty Properties, Inc.                               390             7,410
Opteum, Inc. Class A                                       708             6,386
Origen Financial, Inc.                                     594             3,813
Pacific Continental Corp.                                  120             1,980
Park National Corp.                                        285            28,161
Parkway Properties, Inc.                                   498            22,659
Partners Trust Financial Group, Inc.                       705             8,044
Patriot Capital Funding, Inc.                              663             7,359

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Peapack Gladstone Financial Corp.                          108       $     2,796
Pennfed Financial Services, Inc.                           114             2,126
Peoples Bancorp, Inc.                                      165             4,924
PFF Bancorp, Inc.                                          288             9,550
Placer Sierra Bancshares                                   150             3,479
PMC Commercial Trust                                       558             7,098
Potlatch Corp.                                           1,044            39,411
Preferred Bank                                              60             3,217
Presidential Life Corp.                                    273             6,710
PrivateBancorp, Inc.                                        72             2,982
Prospect Energy Corp.                                      306             5,199
Prosperity Bancshares, Inc.                                216             7,104
Provident Bankshares Corp.                                 609            22,162
Provident Financial Holdings, Inc.                          72             2,160
Provident Financial Services, Inc.                         810            14,540
Provident New York Bancorp                                 390             5,156
Prudential Bancorp, Inc. of Pennsylvania                    87             1,140
PS Business Parks, Inc.                                    261            15,399
Public Storage, Inc. Class A                               465            12,416
Pulaski Financial Corp.                                    108             1,799
Rainier Pacific Financial Group, Inc.                       57             1,056
RAIT Investment Trust                                    1,422            41,522
Ramco-Gershenson Properties                                588            15,835
Redwood Trust, Inc.                                        948            46,291
Renasant Corp.                                             153             6,174
Republic Bancorp, Inc.                                   1,614            19,997
Republic Bancorp, Inc. Class A                             168             3,461
Republic Cos. Group, Inc.                                  228             4,038
Resource America, Inc. Class A                             126             2,400
Riverview Bancorp, Inc.                                     87             2,279
RLI Corp.                                                  180             8,672
Rome Bancorp, Inc.                                         147             1,895
Royal Bancshares of Pennsylvania Class A                   282             6,847
S&T Bancorp, Inc.                                          492            16,349
S.Y. Bancorp, Inc.                                         183             5,029
Safety Insurance Group, Inc.                               147             6,990

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc.                          126       $     1,904
Sandy Spring Bancorp, Inc.                                 201             7,248
Saul Centers, Inc.                                         378            15,415
Saxon Capital, Inc.                                      5,655            64,693
SCBT Financial Corp.                                       102             3,636
Seacoast Banking Corp. of Florida                          207             5,512
Security Bank Corp.                                        102             2,272
Selective Insurance Group, Inc.                            276            15,420
Senior Housing Properties Trust                          2,994            53,622
Sierra Bancorp                                             117             3,068
Simmons First National Corp. Class A                       180             5,222
Sizeler Property Investors, Inc.                           345             5,541
Sound Federal Bancorp, Inc.                                108             2,245
Southern Community Financial Corp.                         135             1,309
Southside Bancshares, Inc.                                 150             3,348
Southwest Bancorp, Inc.                                    126             3,213
Sovran Self Storage, Inc.                                  462            23,465
Spirit Finance Corp.                                     3,327            37,462
State Auto Financial Corp.                                 255             8,298
State Bancorp, Inc.                                        255             4,401
State National Bancshares, Inc.                            105             4,001
Sterling Bancorp                                           408             7,956
Sterling Bancshares, Inc.                                  417             7,819
Sterling Financial Corp./PA                                435             9,526
Sterling Financial Corp./WA                                171             5,217
Stewart Information Services Corp.                         162             5,882
Strategic Hotels & Resorts, Inc.                         1,377            28,559
Suffolk Bancorp                                            156             5,109
Summit Bancshares, Inc.                                    123             2,609
Summit Bank Corp.                                          111             1,738
Sun Communities, Inc.                                      759            24,690
Susquehanna Bancshares, Inc.                             1,029            24,593
SWS Group, Inc.                                            174             4,197
Synergy Financial Group, Inc.                               93             1,395

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                        681       $    22,044
Taylor Capital Group, Inc.                                  39             1,591
Technology Investment Capital Corp.                        942            13,800
Texas United Bancshares, Inc.                               81             2,280
Thomas Properties Group, Inc.                              150             1,764
TIB Financial Corp.                                         54             1,728
TierOne Corp.                                               75             2,533
Tompkins Trustco, Inc.                                     147             6,321
Tower Group, Inc.                                           51             1,543
Trico Bancshares                                           159             4,353
TrustCo Bank Corp                                        2,322            25,588
Trustreet Properties Inc.                                3,456            45,585
UMB Financial Corp.                                        360            12,002
UMH Properties, Inc.                                       375             5,700
Umpqua Holdings Corp.                                      525            13,466
Union Bankshares Corp.                                     102             4,400
United Community Financial Corp.                           546             6,552
United Fire & Casualty Co.                                 204             6,146
United Security Bancshares                                 135             2,888
Universal Health Realty Income Trust                       426            13,355
Univest Corp. of Pennsylvania                              228             6,297
Urstadt Biddle Properties, Inc. Class A                    555             9,041
USB Holding Co., Inc.                                      315             7,087
U-Store-It Trust                                         1,938            36,551
Vineyard National Bancorp                                   60             1,614
Virginia Financial Group, Inc.                              93             3,926
Washington Real Estate Investment Trust                  1,104            40,517
Washington Trust Bancorp, Inc.                             213             5,904
WesBanco, Inc.                                             417            12,923
West Bancorp, Inc.                                         318             5,937
West Coast Bancorp                                         132             3,890
Westfield Financial, Inc.                                  141             4,089
Willow Grove Bancorp, Inc.                                 237             3,771
Wilshire Bancorp, Inc.                                     183             3,298
Windrose Medical Properties Trust                          624             9,110
Winston Hotels, Inc.                                       834            10,216

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Wintrust Financial Corp.                                    66       $     3,356
WSFS Financial Corp.                                        18             1,106
Yardville National Bancorp                                  78             2,787
                                                                     -----------
Total Financials                                                       4,581,961
                                                                     -----------

Health Care - 1.6%
Alpharma, Inc. Class A                                     168             4,039
Analogic Corp.                                              48             2,237
Arrow International, Inc.                                  549            18,046
Cambrex Corp.                                               99             2,062
Chemed Corp.                                                63             3,435
Clinical Data, Inc.                                         36               577
CNS, Inc.                                                   93             2,279
Computer Programs & Systems, Inc.                          183             7,313
Datascope Corp.                                             60             1,850
Diagnostic Products Corp.                                  105             6,108
Invacare Corp.                                              30               746
LCA-Vision Inc.                                            117             6,190
Meridian Bioscience, Inc.                                  261             6,512
National Healthcare Corp.                                  111             4,945
Option Care, Inc.                                          111             1,330
Owens & Minor, Inc.                                        432            12,355
Perrigo Co.                                                573             9,225
PolyMedica Corp.                                           192             6,904
Utah Medical Products, Inc.                                 51             1,531
Valeant Pharmaceuticals International                    1,071            18,121
Vital Signs, Inc.                                           39             1,932
West Pharmaceutical Services, Inc.                         261             9,469
Young Innovations, Inc.                                     24               846
                                                                     -----------
Total Health Care                                                        128,052
                                                                     -----------

Industrials - 7.0%
A.O. Smith Corp.                                           159             7,371
AAON, Inc.                                                 123             3,156
ABM Industries, Inc.                                       666            11,389
Aceto Corp.                                                294             2,034
Administaff, Inc.                                          108             3,867
Alamo Group, Inc.                                           60             1,263
Albany International Corp. Class A                         159             6,740

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Ambassadors International, Inc.                            141       $     3,278
American Ecology Corp.                                     309             8,189
American Woodmark Corp.                                     33             1,156
Ameron International Corp.                                  57             3,820
Ampco-Pittsburgh Corp.                                     117             3,352
Angelica Corp.                                             120             2,105
Apogee Enterprises, Inc.                                   252             3,704
Applied Industrial Technologies, Inc.                      351             8,533
Applied Signal Technology, Inc.                            174             2,965
Arkansas Best Corp.                                        228            11,448
Badger Meter, Inc.                                          84             2,268
Baldor Electric Co.                                        369            11,546
Banta Corp.                                                198             9,173
Barnes Group, Inc.                                         621            12,389
BlueLinx Holdings, Inc.                                    561             7,310
Bowne & Co., Inc.                                          252             3,604
Bucyrus International, Inc. Class A                         57             2,879
C&D Technologies, Inc.                                      87               654
Cascade Corp.                                               81             3,204
CDI Corp.                                                  165             4,785
Central Parking Corp.                                       69             1,104
CIRCOR International, Inc.                                  48             1,464
Comfort Systems USA, Inc.                                  246             3,515
Cubic Corp.                                                120             2,353
Curtiss-Wright Corp.                                       186             5,744
Deluxe Corp.                                             1,839            32,146
EDO Corp.                                                   45             1,095
ElkCorp.                                                    69             1,916
Ennis, Inc.                                                477             9,387
Federal Signal Corp.                                       369             5,587
Forward Air Corp.                                          141             5,743
Franklin Electric Co., Inc.                                 99             5,112
Freightcar America, Inc.                                    15               833
G&K Services, Inc. Class A                                  21               720
Gorman-Rupp Co. (The)                                      147             3,910

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Greenbrier Cos., Inc.                                       72       $     2,357
Hardinge Inc.                                               39               603
Healthcare Services Group Inc.                             273             5,719
Heico Corp.                                                 15               425
Heico Corp. Class A                                         24               569
Horizon Lines, Inc. Class A                                672            10,765
Hubbell, Inc. Class A                                      144             6,277
Insteel Industries, Inc.                                    42             1,016
International Aluminum Corp.                                72             2,736
Interpool, Inc.                                            264             5,866
John H. Harland Co.                                        243            10,571
Kaman Corp.                                                279             5,078
Kaydon Corp.                                               198             7,387
Kelly Services, Inc. Class A                               279             7,580
Knoll, Inc.                                                588            10,796
Lawson Products                                            105             4,139
Lindsay Manufacturing Co.                                   60             1,627
LSI Industries, Inc.                                       333             5,658
Macquarie Infrastructure Co. Trust                         981            27,066
McGrath Rentcorp                                           315             8,760
Met-Pro Corp.                                              126             1,576
Mine Safety Appliances Co.                                 285            11,457
Mueller Industries, Inc.                                   243             8,026
Multi-Color Corp.                                           24               720
NACCO Industries, Inc. Class A                              45             6,183
Pacer International, Inc.                                  405            13,195
Portec Rail Products, Inc.                                  84             1,179
Preformed Line Products Co.                                 78             2,956
PW Eagle, Inc.                                              72             2,177
Quixote Corp.                                               75             1,352
Raven Industries, Inc.                                      99             3,119
Regal-Beloit Corp.                                         222             9,801
Robbins & Myers, Inc.                                       87             2,274
Rollins, Inc.                                              501             9,840
Schawk, Inc.                                                75             1,313
Standard Register Co. (The)                                843             9,990

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Standex International Corp.                                195       $     5,918
Steelcase Inc. Class A                                     885            14,558
Sun Hydraulics Corp.                                       123             2,556
Synagro Technologies, Inc.                               3,468            13,629
Sypris Solutions, Inc.                                     138             1,304
Tennant Co.                                                 90             4,525
Titan International, Inc.                                   12               225
Todd Shipyards Corp.                                        60             1,380
Tredegar, Corp.                                            228             3,607
Twin Disc, Inc.                                             48             1,469
UAP Holding Corp.                                        1,038            22,639
United Industrial Corp.                                     42             1,901
Universal Forest Products, Inc.                             18             1,129
Valmont Industries, Inc.                                   120             5,579
Viad Corp.                                                  60             1,878
Vicor Corp.                                                108             1,790
Wabash National Corp.                                      168             2,580
Waste Industries USA, Inc.                                  60             1,361
Watts Water Technologies, Inc. Class A                     147             4,932
Werner Enterprises, Inc.                                   411             8,331
Woodward Governor Co.                                      243             7,414
                                                                     -----------
Total Industrials                                                        541,669
                                                                     -----------

Information Technology - 2.0%
Agilysys, Inc.                                             144             2,592
American Software, Inc. Class A                            471             3,165
Bel Fuse, Inc. Class B                                      30               984
Belden CDT, Inc.                                           186             6,147
Black Box Corp.                                             51             1,955
Blackbaud, Inc.                                            339             7,695
Cognex Corp.                                               300             7,809
Cohu, Inc.                                                 150             2,632
CTS Corp.                                                  189             2,814
Daktronics, Inc.                                            60             1,732
Frequency Electronics, Inc.                                 72               935
Gevity HR, Inc.                                            231             6,133
Imation Corp.                                              231             9,482

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Integral Systems, Inc.                                      48       $     1,288
Inter-Tel, Inc.                                            231             4,865
Keithley Instruments, Inc.                                  81             1,031
Landauer, Inc.                                             192             9,197
MAXIMUS, Inc.                                              141             3,264
Methode Electronics, Inc.                                  405             4,257
MTS Systems Corp.                                          111             4,386
Park Electrochemical Corp.                                 129             3,322
QAD, Inc.                                                  255             1,976
Renaissance Learning, Inc.                                 198             2,683
Richardson Electronics Ltd.                                144             1,058
Spectralink Corp.*                                         363             3,202
Startek, Inc.                                              528             7,894
Syntel, Inc.                                               309             6,322
Talx Corp.                                                 108             2,362
Technitrol, Inc.                                           351             8,126
TheStreet.com, Inc.                                        207             2,654
United Online, Inc.                                      2,328            27,936
Woodhead Industries, Inc.                                  177             3,388
X-Rite, Inc.                                                93             1,022
                                                                     -----------
Total Information Technology                                             154,308
                                                                     -----------

Materials - 4.1%
A. Schulman, Inc.                                          426             9,751
AMCOL International Corp.                                  267             7,035
American Vanguard Corp.                                     69             1,068
Arch Chemicals, Inc.                                       372            13,411
Balchem Corp.                                               27               608
Calgon Carbon Corp.                                        459             2,795
CF Industries Holdings, Inc.                               153             2,182
Chesapeake Corp.                                           741            12,160
Compass Minerals International, Inc.                       918            22,904
Deltic Timber Corp.                                         36             2,029
Empire Resources, Inc.                                      42               555
Ferro Corp.                                                717            11,443
Georgia Gulf Corp.                                         249             6,230
Gibraltar Industries, Inc.                                 120             3,480

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Great Northern Iron Ore Properties                          51       $     5,667
Greif, Inc. Class A                                         93             6,971
H.B. Fuller Co.                                            165             7,189
Hawkins, Inc.                                              171             2,395
Kronos Worldwide, Inc.                                     951            27,817
MacDermid, Inc.                                            135             3,888
Mesabi Trust                                               633            11,742
Metal Management, Inc.                                     144             4,409
Minerals Technologies, Inc.                                 39             2,028
Myers Industries, Inc.                                     258             4,435
Neenah Paper, Inc.                                         108             3,289
NewMarket Corp.                                            108             5,298
NL Industries                                            1,347            14,480
NN, Inc.                                                   252             3,112
Olin Corp.                                               1,587            28,455
Olympic Steel, Inc.                                         24               849
P.H. Glatfelter Co.                                        513             8,141
Penford Corp.                                               78             1,318
Quaker Chemical Corp.                                      228             4,264
Rock-Tenn Co. Class A                                      519             8,278
Royal Gold, Inc.                                            84             2,337
Ryerson, Inc.                                              114             3,078
Schnitzer Steel Industries, Inc. Class A                    21               745
Schweitzer-Mauduit International, Inc.                     228             4,936
Sensient Technologies Corp.                                906            18,945
Silgan Holdings, Inc.                                      261             9,660
Spartech Corp.                                             393             8,882
Steel Technologies, Inc.                                    93             1,808
Stepan Co.                                                 156             4,927
Texas Industries, Inc.                                      66             3,505
Tronox, Inc. Class A                                       126             1,636
Wausau Paper Corp.                                         723             9,001
Wellman, Inc.                                              606             2,448
                                                                     -----------
Total Materials                                                          321,584
                                                                     -----------


                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Telecommunication Services - 2.2%
Alaska Communications Systems Group, Inc.                1,746       $    22,087
Commonwealth Telephone Enterprises, Inc.                   750            24,870
Consolidated Communications Holdings, Inc.               1,677            27,889
CT Communications, Inc.                                    330             7,547
D&E Communications, Inc.                                   378             4,098
FairPoint Communications, Inc.                           2,379            34,258
Hector Communications Corp.                                 33             1,156
HickoryTech Corp.                                          441             3,087
Iowa Telecommunications Services, Inc.                   1,569            29,685
North Pittsburgh Systems, Inc.                             288             7,937
Shenandoah Telecom Co.                                      45             2,115
SureWest Communications                                    357             6,897
Warwick Valley Telephone Co.                               117             2,281
                                                                     -----------
Total Telecommunication Services                                         173,907
                                                                     -----------

Utilities - 7.2%
Allete, Inc.                                               555            26,279
American States Water Co.                                  237             8,449
Avista Corp.                                               777            17,739
Black Hills Corp.                                          762            26,159
California Water Service Group                             276             9,864
Cascade Natural Gas Corp.                                  330             6,960
Central Vermont Public Service Corp.                       315             5,821
CH Energy Group, Inc.                                      417            20,016
Chesapeake Utilities Corp.                                 129             3,880
Cleco Corp.                                              1,191            27,691
Connecticut Water Service, Inc.                            156             3,653
Duquesne Light Holdings, Inc.                            2,793            45,917
Empire District Electric Co. (The)                         891            18,310
EnergySouth, Inc.                                          126             3,935
Green Mountain Power Corp.                                 120             4,079
Idacorp, Inc.                                              921            31,581
ITC Holdings Corp.                                         786            20,892
Laclede Group, Inc. (The)                                  519            17,833
MGE Energy, Inc.                                           504            15,700
Middlesex Water Co.                                        246             4,654
New Jersey Resources Corp.                                 519            24,279

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares             Value
--------------------------------------------------------------------------------
Northwest Natural Gas Co.                                  633       $    23,440
NorthWestern Corp.                                         834            28,648
Ormat Technologies, Inc.                                    57             2,175
Otter Tail Corp.                                           699            19,104
Pennichuck Corp.                                            63             1,288
Peoples Energy Corp.                                     1,383            49,663
SJW Corp.                                                  225             5,726
South Jersey Industries, Inc.                              564            15,448
Southwest Gas Corp.                                        687            21,531
Southwest Water Co.                                        174             2,083
UIL Holdings Corp.                                         477            26,850
UniSource Energy Corp.                                     567            17,662
Unitil Corp.                                               177             4,259
York Water Co.                                             105             2,508
                                                                     -----------
Total Utilities                                                          564,076
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $7,426,242)                                 7,739,959
                                                                     ===========

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
Columbia Cash Reserves Fund, 4.71%** (Cost: $6,624)      6,624             6,624
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $7,432,866)***          7,746,583
                                                                     ===========

Cash and Other Assets in Excess of Liabilities - 0.5%                     39,942
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $ 7,786,525
================================================================================
*  Non-income producing.
** Rate shown represents annualized 7-day yield as of June 30, 2006. ***Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
Australia - 8.0%
Alumina Ltd.                                                5,248    $    26,318
Amcor Ltd.                                                  5,362         26,611
AMP Ltd.                                                    5,964         40,455
Aristocrat Leisure Ltd.                                     2,614         25,014
Australia & New Zealand Banking Group Ltd.                  7,528        148,716
Australian Gas Light Co., Ltd.                              1,924         25,029
Australian Stock Exchange Ltd.                              1,116         27,013
AXA Asia Pacific Holdings Ltd.                              5,892         27,447
BHP Billiton Ltd.                                           5,040        108,590
Billabong International Ltd.                                2,470         28,169
BlueScope Steel Ltd.                                        4,448         26,272
Brambles Industries Ltd.                                    3,236         26,446
Caltex Australia Ltd.                                       1,706         29,912
Coca-Cola Amatil Ltd.                                       4,876         25,684
Coles Myer Ltd.                                             4,040         34,097
Commonwealth Bank of Australia                              5,796        191,236
CSL Ltd.                                                      650         25,957
Foster's Group Ltd.                                         7,250         29,464
Harvey Norman Holdings Ltd.                                 8,816         25,806
Insurance Australia Group Ltd.                              8,098         32,188
John Fairfax Holdings Ltd.                                  9,144         25,476
Leighton Holdings Ltd.                                      1,970         25,394
Lend Lease Corp., Ltd.                                      2,476         25,735
Lion Nathan Ltd.                                            4,510         26,135
Macquarie Bank Ltd.                                           618         31,681
National Australia Bank Ltd.                                6,808        177,839
Newcrest Mining Ltd.                                        1,754         27,470
Orica Ltd.                                                  1,596         28,328
Perpetual Ltd.                                                518         28,152
Promina Group Ltd.                                          6,178         25,795
Publishing & Broadcasting Ltd.                              1,930         26,111
Qantas Airways Ltd.                                        11,988         26,363

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                    2,090    $    31,832
Rinker Group Ltd.                                           2,086         25,401
Rio Tinto Ltd.                                                604         34,912
Santos Ltd.                                                 3,172         28,515
Sonic Healthcare Ltd.                                       2,496         26,333
St.George Bank Ltd.                                         2,384         51,949
Suncorp-Metway Ltd.                                         2,586         37,177
TABCORP Holdings Ltd.                                       2,822         31,868
Telstra Corp., Ltd.                                        43,018        117,614
Toll Holdings Ltd.                                          2,374         24,781
Wesfarmers Ltd.                                             2,032         53,337
Westpac Banking Corp.                                       7,646        132,244
Woodside Petroleum Ltd.                                     1,408         46,027
Woolworths Ltd.                                             3,352         50,181
                                                                     -----------
Total Australia                                                        2,097,074
                                                                     -----------

Austria - 0.4%
Andritz AG                                                     14          2,314
AT&S Austria Technologie & Systemtechnik AG                    64          1,287
Bank Austria Creditanstalt AG                                 248         29,894
B'OEHLER-UDDEHOLM AG                                           92          5,029
Erste Bank der oesterreichischen Sparkassen AG                226         12,715
Flughafen Wien AG                                              46          3,513
oesterreichische Elektrizitatswirtschafts AG Class A          130          6,250
OMV AG                                                        214         12,738
Semperit AG Holding                                            46          1,250
Telekom Austria AG                                            442          9,839
UNIQA Versicherungen AG                                        68          2,208
voestalpine AG                                                 36          5,469
Wiener Staedtische AG                                          82          4,823
Wienerberger AG                                               158          7,505
                                                                     -----------
Total Austria                                                            104,834
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
Belgium - 2.0%
Ackermans & van Haaren N.V.                                    88    $     6,402
Agfa-Gevaert N.V.                                             320          7,750
Almancora SCA                                                 118         15,390
Barco N.V.                                                     72          6,652
Bekaert S.A.                                                   66          6,338
Belgacom S.A.                                               1,492         49,468
Compagnie Maritime Belge S.A.                                 356         10,338
Delhaize Group                                                142          9,841
Dexia N.V.                                                  2,266         54,472
Euronav N.V.                                                  290          8,922
Fortis N.V.                                                 4,980        169,508
Groep Colruyt S.A.                                             50          7,806
Groupe Bruxelles Lambert S.A.                                 208         21,782
InBev N.V.                                                    532         26,087
KBC Groep N.V.                                                742         79,601
Mobistar S.A.                                                 172         13,647
Solvay S.A.                                                   174         20,013
UCB S.A.                                                      216         11,683
Umicore                                                        46          6,141
                                                                     -----------
Total Belgium                                                            531,841
                                                                     -----------

Denmark - 0.5%
Amagerbanken A/S                                               50          3,124
Auriga Industries A/S Class B                                 100          2,426
Bang & Olufsen A/S Class B                                     20          2,211
Codan A/S                                                      50          3,613
D/S Torm A/S                                                  202          9,626
Danske Bank A/S                                             1,818         69,183
DSV A/S                                                        50          8,357
FLSmidth & Co. A/S                                            100          3,771
GN Store Nord                                                 404          4,640
H. Lundbeck A/S                                               202          4,605
Novo-Nordisk A/S Class B                                      302         19,232

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
Spar Nord Bank A/S                                            100    $     2,228
Sydbank A/S                                                   100          3,317
                                                                     -----------
Total Denmark                                                            136,333
                                                                     -----------

Finland - 1.7%
Amer Sports Oyj                                               302          6,306
Elisa Oyj Class A                                             504          9,596
Finnair Oyj                                                   404          6,276
Fortum Oyj                                                  3,638         93,035
Huhtamaki Oyj                                                 302          5,364
KCI Konecranes Oyj                                            302          5,437
Kemira Oyj                                                    404          6,638
Kesko Oyj Class B                                             202          7,743
Metso Oyj                                                     202          7,328
Nokia Oyj                                                   6,366        129,913
Nokian Renkaat Oyj                                            404          5,310
OKO Bank PLC Class A                                          606          8,911
Orion Oyj Class B                                             202          4,011
Outokumpu Oyj                                                 404          9,453
Perlos Oyj                                                    606          5,742
Rautaruukki Oyj                                               606         18,302
Sampo Oyj Class A                                           1,616         30,829
Sanoma-WSOY Oyj                                               524         12,610
Sponda Oyj                                                    404          4,133
Stora Enso Oyj Class R                                      1,616         22,564
TietoEnator Corp.                                             202          5,832
UPM-Kymmene Corp.                                           1,616         34,817
Uponor Corp.                                                  202          5,463
Wartsila Oyj Class B                                          202          8,523
YIT Oyj                                                       202          4,951
                                                                     -----------
Total Finland                                                            459,087
                                                                     -----------

France - 12.4%
Accor S.A.                                                    736         44,786

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
Assurances Generales de France                                462    $    54,495
AXA S.A.                                                    5,572        182,818
BNP Paribas                                                 2,248        215,149
Bouygues S.A.                                                 802         41,224
Carrefour S.A.                                              1,460         85,575
Casino Guichard Perrachon S.A.                                538         40,896
Christian Dior S.A.                                           436         42,732
Cie de Saint-Gobain                                           746         53,321
CNP Assurances S.A.                                           436         41,449
Compagnie Generale des Etablissements Michelin Class B        662         39,784
Credit Agricole S.A.                                        1,642         62,461
France Telecom S.A.                                        14,164        304,442
Gaz de France                                               1,202         40,345
Gecina S.A.                                                   340         44,517
Groupe Danone                                                 448         56,911
Hermes International                                          484         42,795
Lafarge S.A.                                                  406         50,953
Lagardere SCA                                                 544         40,135
L'Air Liquide S.A.                                            266         51,800
L'Oreal S.A.                                                  886         83,663
LVMH Moet Hennessy Louis Vuitton S.A.                         658         65,289
Natexis Banques Populaires                                    168         38,645
Peugeot S.A.                                                  656         40,807
PPR S.A.                                                      356         45,383
Renault S.A.                                                  714         76,688
Sanofi-Aventis                                              2,030        198,049
Schneider Electric S.A.                                       568         59,191
Societe Des Autoroutes Paris-Rhin-Rhone                       496         33,994
Societe Generale                                            1,090        160,279
Suez S.A.                                                   3,950        164,147
Total S.A.                                                  7,176        472,084
Vallourec S.A.                                                 40         48,077
Veolia Environnement S.A.                                     728         37,616
VINCI S.A.                                                    558         57,471

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
Vivendi S.A.                                                3,782    $   132,502
                                                                     -----------
Total France                                                           3,250,473
                                                                     -----------

Germany - 6.4%
Adidas AG                                                     442         21,126
Allianz AG                                                    450         71,072
Altana AG                                                     362         20,163
AMB Generali Holding AG                                       148         21,006
BASF AG                                                     1,094         87,819
Bayer AG                                                    1,412         64,888
Bayerische Motoren Werke AG                                   684         34,162
Beiersdorf AG                                                 150         22,596
Commerzbank AG                                                762         27,710
Continental AG                                                208         21,255
DaimlerChrysler AG                                          2,592        128,030
Deutsche Bank AG                                              664         74,714
Deutsche Boerse AG                                            166         22,605
Deutsche Lufthansa AG                                       1,180         21,727
Deutsche Post AG                                            2,780         74,505
Deutsche Postbank AG                                          314         22,588
Deutsche Telekom AG                                        16,466        264,862
E.ON AG                                                     1,518        174,728
Fraport AG Frankfurt Airport Services Worldwide               320         22,811
Fresenius Medical Care AG & Co. KGaA                          188         21,606
Hypo Real Estate Holding AG                                   354         21,496
Linde AG                                                      266         20,492
MAN AG                                                        316         22,878
Metro AG                                                      506         28,675
Muenchener Rueckversicherungs AG                              456         62,277
RWE AG                                                        990         82,344
SAP AG                                                        192         40,508
Siemens AG                                                  1,204        104,732
ThyssenKrupp AG                                               954         32,655
T-Online International AG*                                  2,348         21,016
Volkswagen AG                                                 410         28,744
                                                                     -----------
Total Germany                                                          1,685,790
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
Hong Kong - 3.4%
Bank of East Asia Ltd.                                      4,446    $    18,289
BOC Hong Kong (Holdings) Ltd.                              33,352         65,270
Cheung Kong (Holdings) Ltd.                                 4,042         43,792
China Merchants Holdings (International) Co., Ltd.          4,042         12,308
China Mobile Ltd.                                          29,312        167,562
China Overseas Land & Investment Ltd.*                      8,084          4,918
China Resources Enterprise, Ltd.                            4,042          8,248
China Resources Power Holdings Co.                          4,042          3,383
China Travel International Investment Hong Kong Ltd.       16,170          3,893
China Unicom Ltd.                                          12,128         10,852
CITIC International Financial Holdings Ltd.                14,150          7,970
CITIC Pacific Ltd.                                          6,064         17,879
CLP Holdings Ltd.                                           8,084         47,305
CNOOC Ltd.                                                 36,386         29,045
Dah Sing Financial Holdings Ltd.                              808          5,919
Denway Motors Ltd.                                         12,128          4,060
Guangdong Investment Ltd.                                  12,128          4,645
Guangzhou Investment Co., Ltd.                             16,170          2,998
Hang Lung Group Ltd.                                        4,042          8,743
Hang Lung Properties Ltd.                                   8,084         14,467
Hang Seng Bank Ltd.                                         6,872         87,150
Henderson Investment Ltd.                                   4,042          6,921
Henderson Land Development Co., Ltd.                        2,020         10,494
Hong Kong & China Gas Co. Ltd. (The)                        4,042          8,873
Hong Kong Aircraft Engineering Co. Ltd.                       808          9,467
Hongkong Electric Holdings Ltd.                             6,064         27,443
Hopewell Holdings Ltd.                                      2,020          5,696
Hutchison Whampoa Ltd.                                      6,064         55,354
Hysan Development Co., Ltd.                                 4,042         11,397
Industrial & Commercial Bank of China Ltd.                  4,042          5,959
Lenovo Group Ltd.                                          12,128          4,021
MTR Corp.                                                   8,084         19,515
New World Development Ltd.                                  6,064          9,993
PCCW Ltd.                                                  14,150         10,111

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
Shanghai Industrial Holdings Ltd.                           2,020    $     3,940
Shun TAK Holdings Ltd.                                      4,042          5,282
Singamas Container Holdings Ltd.                            8,084          5,620
Sino Land Co.                                               4,042          6,453
Sun Hung Kai Properties Ltd.                                4,042         41,216
Swire Pacific Ltd. Class A                                  2,020         20,845
Swire Pacific Ltd. Class B                                  5,054          9,695
Television Broadcasts Ltd.                                  2,020         12,484
Wharf Holdings Ltd.                                         4,042         14,363
Wheelock & Co., Ltd.                                        4,042          6,791
Wing Hang Bank Ltd.                                         1,012          8,860
Wing Lung Bank Ltd.                                           808          6,970
                                                                     -----------
Total Hong                                                               896,459
                                                                     -----------

Ireland - 0.6%
Allied Irish Banks PLC                                      2,174         52,399
Anglo Irish Bank Corp. PLC                                    530          8,234
Bank of Ireland                                             2,226         39,706
C&C Group PLC                                                 484          4,202
CRH PLC                                                       548         17,861
DCC PLC                                                       116          2,786
FBD Holdings PLC                                               42          1,960
Fyffes PLC                                                  1,244          2,197
Greencore Group PLC                                           448          2,095
IAWS Group PLC                                                108          1,882
Independent News & Media PLC                                2,186          6,387
Irish Life & Permanent PLC                                    556         13,309
Kerry Group PLC Class A                                       102          2,191
Kingspan Group PLC                                            118          2,038
McInerney Holdings PLC                                        124          1,751
United Drug PLC                                               438          1,871
                                                                     -----------
Total Ireland                                                            160,869
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
Italy - 7.2%
AEM SpA                                                    10,124    $    23,508
Alleanza Assicurazioni SpA                                  2,194         24,855
Assicurazioni Generali SpA                                  1,336         48,652
Autostrade SpA                                                822         23,092
Banca Carige SpA                                            4,434         23,925
Banca Fideuram SpA                                          4,500         26,180
Banca Intesa SpA                                           19,960        116,890
Banca Lombarda e Piemontese SpA                             1,388         22,380
Banca Monte dei Paschi di Siena SpA                         4,058         24,387
Banca Popolare di Milano S.c.r.l.                           1,942         24,744
Banca Popolare di Verona e Novara S.c.r.l.                    850         22,770
Banche Popolari Unite S.c.r.l.                                898         23,229
Capitalia SpA                                               5,652         46,361
Enel SpA                                                   22,710        195,717
ENI SpA                                                    16,112        474,455
Finmeccanica SpA                                            1,070         23,751
Fondiaria-Sai SpA                                             644         26,317
Ifil-Investments SpA                                        4,228         24,003
Italcementi SpA                                             1,020         25,798
Luxottica Group SpA                                           928         25,203
Mediaset SpA                                                2,762         32,562
Mediobanca SpA                                              1,636         32,027
Mediolanum SpA                                              3,480         24,429
RAS Holding SpA                                             1,818         45,190
RCS MediaGroup SpA                                          4,378         22,420
Saipem SpA                                                  1,094         24,885
Sanpaolo IMI SpA                                            3,484         61,610
Snam Rete Gas SpA                                           7,496         32,948
Telecom Italia SpA                                         59,598        165,936
Terna SpA                                                   8,356         22,277
UniCredito Italiano SpA                                    23,580        184,521
                                                                     -----------
Total Italy                                                            1,895,022
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
Japan - 9.3%
Aeon Co., Ltd.                                              1,400    $    30,740
Asahi Glass Co., Ltd.                                       2,000         25,386
Astellas Pharma, Inc.                                         800         29,392
Bridgestone Corp.                                           1,400         27,004
Canon Inc.                                                  1,200         58,890
Chubu Electric Power Co., Inc.                              1,200         32,437
Chugai Pharmaceutical Co., Ltd.                             1,400         28,596
Dai Nippon Printing Co., Ltd.                               2,000         30,967
Daiwa Securities Group, Inc.                                2,000         23,864
Denso Corp.                                                   800         26,173
East Japan Railway Co.                                          4         29,742
Eisai Co., Ltd.                                               600         27,031
Fanuc Ltd.                                                    400         35,971
Fuji Photo Film Co., Ltd.                                     800         26,873
Hitachi Ltd.                                                4,000         26,453
Honda Motor Co., Ltd.                                       1,200         38,105
Hoya Corp.                                                    800         28,483
Itochu Corp.                                                4,000         35,166
Japan Tobacco, Inc.                                             8         29,183
JFE Holdings, Inc.                                            800         33,941
Kansai Electric Power Co., Inc. (The)                       1,400         31,352
Kao Corp.                                                   2,000         52,399
Kirin Brewery Co., Ltd.                                     2,000         31,474
Komatsu Ltd.                                                2,000         39,802
Kyocera Corp.                                                 400         31,002
Kyushu Electric Power Co., Inc.                             1,400         32,577
Matsushita Electric Industrial Co., Ltd.                    2,000         42,252
Mitsubishi Corp.                                            1,600         31,982
Mitsubishi Electric Corp.                                   4,000         32,087
Mitsubishi Estate Co., Ltd.                                 2,000         42,514
Mitsubishi Heavy Industries Ltd.                            8,000         34,571
Mitsubishi UFJ Financial Group, Inc.                            4         55,986
Mitsui & Co., Ltd.                                          2,000         28,273
Mitsui Fudosan Co., Ltd.                                    2,000         43,476
Mitsui Sumitomo Insurance Co., Ltd.                         2,000         25,141

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
Mizuho Financial Group, Inc.                                    4    $    33,906
Nippon Oil Corp.                                            4,000         29,253
Nippon Steel Corp.                                          8,000         30,302
Nippon Telegraph & Telephone Corp.                             12         58,890
Nissan Motor Co., Ltd.                                      5,800         63,421
Nitto Denko Corp.                                             400         28,518
Nomura Holdings, Inc.                                       1,600         30,022
NTT DoCoMo, Inc.                                               54         79,360
ORIX Corp.                                                    120         29,340
Ricoh Co., Ltd.                                             2,000         39,277
Secom Co., Ltd.                                             1,000         47,325
Sega Sammy Holdings Inc.                                      800         29,672
Sekisui House, Ltd.                                         2,000         27,485
Sharp Corp.                                                 2,000         31,632
Shin-Etsu Chemical Co., Ltd.                                  600         32,647
Sony Corp.                                                    600         26,506
Sumitomo Chemical Co., Ltd.                                 4,000         33,381
Sumitomo Corp.                                              2,000         26,401
Sumitomo Metal Industries Ltd.                              8,000         33,032
Sumitomo Mitsui Financial Group, Inc.                           2         21,170
Sumitomo Trust & Banking Co., Ltd. (The)                    4,000         43,739
Suzuki Motor Corp.                                          1,400         30,311
T&D Holdings, Inc.                                            400         32,367
Takeda Pharmaceutical Co., Ltd.                               800         49,827
Tohoku Electric Power Co., Inc.                             1,400         30,740
Tokyo Electric Power Co., Inc. (The)                        1,800         49,757
Tokyo Gas Co., Ltd.                                         6,000         28,290
Toshiba Corp.                                               4,000         26,138
Toyota Industries Corp.                                       800         31,632
Toyota Motor Corp.                                          3,000        157,197
Yahoo Japan Corp.                                              62         32,867
                                                                     -----------
Total Japan                                                            2,423,690
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
Netherlands - 4.2%
ABN AMRO Holding N.V.                                       6,064    $   165,852
Aegon N.V.                                                  3,774         64,519
Akzo Nobel N.V.                                               556         29,973
Buhrmann N.V.                                                 834         12,093
Corio N.V.                                                    246         15,296
CSM N.V.                                                      428         11,908
Eurocommercial Properties N.V.                                316         12,105
Euronext N.V.                                                 452         42,364
European Aeronautic Defence & Space Co. N.V.                1,374         39,459
Heineken Holding N.V.                                         328         12,091
Heineken N.V.                                                 420         17,803
Hunter Douglas N.V.                                           176         11,848
ING Groep N.V.                                              5,720        224,755
Koninklijke DSM N.V.                                          416         17,319
Koninklijke Philips Electronics N.V.                        1,644         51,354
Mittal Steel Co. N.V.                                         384         11,877
Randstad Holdings N.V.                                        206         12,074
Reed Elsevier N.V.                                          1,634         24,570
Rodamco Europe N.V.                                           270         26,462
Royal KPN N.V.                                              7,420         83,396
STMicroelectronics N.V.                                     2,620         42,177
TNT N.V.                                                      716         25,616
Unilever N.V.                                               4,132         93,674
Vedior N.V.                                                   576         12,093
Wereldhave N.V.                                               126         12,252
Wolters Kluwer N.V.                                           630         14,879
                                                                     -----------
Total Netherlands                                                      1,087,809
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
New Zealand - 0.4%
Air New Zealand Ltd.                                        4,082    $     2,939
Auckland International Airport Ltd.                         4,892          6,477
CanWest MediaWorks NZ Ltd.                                  1,452          1,276
Contact Energy Ltd.                                         1,496          6,499
Fisher & Paykel Appliances Holdings Ltd.                    1,116          3,139
Fisher & Paykel Healthcare Corp.                            1,300          3,419
Fletcher Building Ltd.                                      1,842         10,284
Freightways Ltd.                                              626          1,413
Infratil Ltd.                                                 576          1,441
Mainfreight Ltd.                                              430          1,456
New Zealand Refining Co., Ltd. (The)                        1,176          4,736
Nuplex Industries Ltd.                                        360          1,393
PGG Wrightson Ltd.                                          1,230          1,666
Port of Tauranga Ltd.                                         510          1,665
Pumpkin Patch Ltd.                                            570          1,506
Sanford Ltd.                                                  458          1,397
Sky City Entertainment Group Ltd.                           1,926          6,346
Steel & Tube Holdings Ltd.                                    614          1,742
Telecom Corp. of New Zealand Ltd.                          16,326         40,244
Vector Ltd.                                                 2,276          3,388
                                                                     -----------
Total New Zealand                                                        102,426
                                                                     -----------

Norway - 1.2%
Acta Holding ASA                                            2,020          6,428
Aker ASA Class A                                              122          6,401
Aker Yards AS                                                  40          2,816
Aktiv Kapital ASA                                             202          3,538
DNB NOR ASA                                                 4,042         50,179
EDB Business Partner ASA                                      404          3,214
Ekornes ASA                                                   202          3,912
Norsk Hydro ASA                                             2,222         58,919
Norske Skogindustrier ASA                                     808         11,849
Orkla ASA                                                     364         16,876

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
Schibsted ASA                                                 100    $     2,668
Sparebanken Midt-Norge                                        404          4,853
Statoil ASA                                                 2,828         80,214
Storebrand ASA                                              1,012         10,449
Telenor ASA                                                 2,222         26,871
Tomra Systems ASA                                             404          3,279
Wilh Wilhelmsen ASA Class A                                   100          3,262
Yara International ASA                                        606          8,083
                                                                     -----------
Total Norway                                                             303,811
                                                                     -----------

Portugal - 0.7%
Banco BPI S.A.                                              1,090          8,279
Banco Comercial Portugues S.A. Class R                      7,770         22,056
Banco Espirito Santo, S.A.                                  1,144         15,418
Brisa-Auto-estradas de Portugal S.A.                        1,222         12,750
CIMPOR - Cimentos de Portugal, SGPS, S.A.                   1,572         10,472
EDP - Energias de Portugal, S.A                             8,842         34,709
Jeronimo Martins, SGPS, S.A.                                  268          4,575
Mota Engil, SGPS, S.A.                                        436          2,302
Portucel-Empresa Produtora De Pasta E Papel, S.A.           1,300          3,624
Portugal Telecom, SGPS, S.A.                                3,920         47,316
PT Multimedia-Servicos de Telecomunicacoes e
  Multimedia, SGPS, S.A.                                      662          7,661
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.               942          2,204
Semapa-Sociedade de Investimento e Gestao, SGPS               418          4,409
Sonae, SGPS, S.A.                                           2,702          4,042
                                                                     -----------
Total Portugal                                                           179,817
                                                                     -----------

Singapore - 1.5%
Ascendas Real Estate Investment Trust                       4,000          4,857
CapitaCommercial Trust                                      4,000          4,199
CapitaLand Ltd.                                             2,000          5,691
CapitaMall Trust Management Ltd.                            4,000          5,363
City Developments Ltd.                                      2,000         11,825
ComfortDelgro Corp., Ltd.                                   6,000          5,805

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
Cosco Corp. (Singapore) Ltd.                                6,000    $     4,781
DBS Group Holdings Ltd.                                     4,000         45,784
Guocoland Ltd.                                              2,000          3,061
Haw Par Corp., Ltd.                                         2,000          7,209
Hi-P International Ltd.                                     8,000          4,199
Jaya Holdings Ltd.                                          6,000          5,084
Keppel Land Ltd.                                            2,000          5,110
Keppel Telecommunications & Transportation Ltd.             4,000          3,971
Labroy Marine Ltd.                                          6,000          5,122
MobileOne Ltd.                                              4,000          5,236
Oversea-Chinese Banking Corp. Ltd.                          8,000         33,389
Parkway Holdings Ltd.                                       4,000          6,248
SBS Transit Ltd.                                            3,000          4,117
SembCorp Industries Ltd.                                    2,000          4,098
SembCorp Marine Ltd.                                        2,000          3,794
SIA Engineering Co., Ltd.                                   2,000          4,654
Singapore Airlines Ltd.                                     2,000         16,062
Singapore Airport Terminal Services Ltd.                    4,000          5,388
Singapore Exchange Ltd.                                     2,000          4,452
Singapore Land Ltd.                                         2,000          7,968
Singapore Post Ltd.                                         8,000          5,464
Singapore Press Holdings Ltd.                               4,000         10,421
Singapore Technologies Engineering Ltd.                     2,000          3,655
Singapore Telecommunications Ltd.                          34,000         54,612
SMRT Corp., Ltd.                                            6,000          4,250
StarHub Ltd.                                                6,000          8,651
Straits Trading Co., Ltd.                                   2,000          3,465
Suntec Real Estate Investment Trust                         6,000          4,705
United Industrial Corp., Ltd.                               6,000          5,615
United Overseas Bank Ltd.                                   4,000         39,460
UOL Group Ltd.                                              2,000          3,617
Venture Corp., Ltd.                                         2,000         13,406
Want Want Holdings Ltd.                                     4,000          5,400
Wheelock Properties (Singapore) Ltd.                        6,000          5,464
                                                                     -----------
Total Singapore                                                          385,652
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
Spain - 4.7%
Abertis Infraestructuras S.A.                                 994    $    23,272
Acciona S.A.                                                  100         15,529
Acerinox S.A.                                                 902         15,639
ACS, Actividades Construccion y Servicios, S.A.               386         16,095
Altadis, S.A.                                                 472         22,306
Antena 3 de Television, S.A.                                  638         14,570
Banco Bilbao Vizcaya Argentaria, S.A.                       7,540        155,028
Banco Popular Espanol, S.A.                                 2,656         39,564
Banco Sabadell S.A.                                           514         17,975
Banco Santander Central Hispano S.A.                       15,640        228,378
Bankinter S.A.                                                226         14,564
Cia Espanola De Petroleos, S.A.                               426         30,395
Enagas                                                        716         15,271
Endesa S.A.                                                 2,148         74,678
Fadesa Inmobiliaria S.A.                                      468         16,049
Fomento de Construcciones y Contratas S.A.                    214         16,267
Gas Natural SDG S.A.                                        1,000         30,521
Gestevision Telecinco S.A.                                  1,080         25,893
Grupo Ferrovial S.A.                                          216         16,488
Iberdrola S.A.                                              2,034         70,039
Inditex S.A.                                                  408         17,205
Inmobiliaria Colonial, S.A.                                   186         14,769
Metrovacesa, S.A.                                             154         13,902
Repsol YPF, S.A.                                            2,258         64,644
Sacyr Vallehermoso, S.A.                                      506         16,906
Telefonica Moviles, S.A.                                    5,618         78,802
Telefonica Publicidad e Informacion S.A.                    1,354         14,664
Telefonica S.A.                                             6,972        116,070
Union Fenosa S.A.                                             452         17,489
Zardoya-Otis S.A.                                             448         12,717
                                                                     -----------
Total Spain                                                            1,225,689
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
Sweden - 3.1%
Alfa Laval AB                                                 404    $    12,086
Assa Abloy AB Class B                                         808         13,572
Atlas Copco AB Class A                                        808         22,434
Atlas Copco AB Class B                                        404         10,488
Axfood AB                                                     302          8,678
Electrolux AB Series B                                        808         11,666
Fabege AB                                                     606         11,273
ForeningsSparbanken AB                                      1,414         37,100
Gambro AB  Class A                                            404          6,366
H&M Hennes & Mauritz AB Class B                             1,818         70,414
Holmen AB Class B                                             202          8,160
Industrivarden AB Class A                                     404         11,329
Investment AB Kinnevik Class B                                808          9,927
Investor AB Class A                                           404          7,375
Investor AB Class B                                           808         14,806
JM AB                                                         808         12,843
L E Lundbergforetagen AB Class B                              202         10,460
Nordea Bank AB                                              7,074         84,455
Ratos AB Class B                                              808         11,834
Sandvik AB                                                  2,424         28,182
Scania AB Class A                                             404         18,143
Scania AB Class B                                             404         18,340
Securitas AB Class B                                          808         15,479
Skandinaviska Enskilda Banken AB                            1,214         28,903
Skanska AB Class B                                          1,214         18,707
SKF AB Class B                                                808         12,731
SSAB Svenskt Stal AB Series A                                 606         12,072
Svenska Cellulosa Aktiebolaget SCA Class B                    404         16,685
Svenska Handelsbanken Class A                               1,616         41,615
Swedish Match AB                                              404          6,506
Tele2 AB Class B                                            1,012         10,221
Telefonaktiebolaget LM Ericsson Class A                     4,042         13,355
Telefonaktiebolaget LM Ericsson Class B                    20,216         66,793
TeliaSonera AB                                              9,094         51,634

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
Volvo AB Class A                                              404    $    19,461
Volvo AB Class B                                            1,012         49,733
                                                                     -----------
Total Sweden                                                             803,826
                                                                     -----------

Switzerland - 4.1%
Adecco S.A.                                                   220         12,984
Ciba Specialty Chemicals Holding Inc.                         232         12,907
Credit Suisse Group                                         2,420        135,125
Givaudan S.A.                                                  16         12,571
Holcim Ltd.                                                   272         20,805
Julius Baer Holding Ltd.                                      160         13,871
Kuehne + Nagel International AG                               184         13,368
Nestle S.A.                                                   694        217,548
Novartis AG                                                 3,176        171,634
Pargesa Holding S.A.                                          142         13,435
Roche Holding AG                                              634        104,597
Serono S.A.                                                    20         13,788
SGS S.A.                                                       14         13,257
Swatch Group Ltd. (The)                                        82         13,823
Swiss Reinsurance Co.                                         688         47,992
Swisscom AG                                                   170         55,857
UBS AG                                                      1,720        188,147
                                                                     -----------
Total Switzerland                                                      1,061,709
                                                                     -----------

United Kingdom - 27.9%
Anglo American PLC                                          2,704        110,926
AstraZeneca PLC                                             2,970        179,297
Aviva PLC                                                   6,720         95,144
BAA PLC                                                     5,092         87,869
BAE SYSTEMS PLC                                            13,330         91,160
Barclays PLC                                               21,448        243,767
BG Group PLC                                                6,990         93,407
BHP Billiton PLC                                            5,052         98,018
BP PLC                                                     49,186        573,578
British American Tobacco PLC                                5,650        142,328

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
British Sky Broadcasting PLC                                8,450    $    89,631
BT Group PLC                                               30,780        136,203
Cable & Wireless PLC                                       19,078         40,579
Cadbury Schweppes PLC                                       9,392         90,590
Centrica PLC                                               16,938         89,362
Diageo PLC                                                  7,482        125,860
GlaxoSmithKline PLC                                        12,986        362,916
GUS PLC                                                     5,338         95,372
HBOS PLC                                                   11,686        203,170
HSBC Holdings PLC                                          36,120        635,657
Imperial Tobacco Group PLC                                  2,874         88,718
Kingfisher PLC                                             21,430         94,532
Land Securities Group PLC                                   2,750         91,248
Legal & General Group PLC                                  38,892         92,254
Lloyds TSB Group PLC                                       29,248        287,518
Man Group PLC                                               2,070         97,552
Marks & Spencer Group PLC                                   8,774         95,258
National Grid PLC                                           9,232         99,889
Old Mutual PLC                                             30,786         92,955
Pearson PLC                                                 6,616         90,123
Prudential PLC                                              8,550         96,621
Reckitt Benckiser PLC                                       2,406         89,890
Reed Elsevier PLC                                           8,904         89,918
Rio Tinto PLC                                               1,830         96,768
Royal Bank of Scotland Group (The) PLC                      8,658        284,718
Royal Dutch Shell PLC Class A                               9,738        327,474
Royal Dutch Shell PLC Class B                               6,838        239,159
SABMiller PLC                                               5,102         91,958
Sage Group PLC                                             22,132         94,456
Scottish & Southern Energy PLC                              4,192         89,241
Scottish Power PLC                                          8,434         90,943
Smiths Group PLC                                            5,604         92,351
Standard Chartered PLC                                      3,808         92,969
Tesco PLC                                                  14,652         90,513
Unilever PLC                                                4,112         92,481

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA(SM) FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                                Shares     US $ Value
--------------------------------------------------------------------------------
Vodafone Group PLC                                        164,724    $   351,127
Wolseley PLC                                                4,290         94,659
WPP Group PLC                                               7,412         89,725
Xstrata PLC                                                 2,602         98,657
                                                                     -----------
Total United Kingdom                                                   7,308,509
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $24,300,743)                               26,100,720
                                                                     ===========

RIGHTS** - 0.0%
France - 0.0%
AXA S.A., expiring on 7/01/06                               5,572          4,702
                                                                     -----------
Germany - 0.0%
Linde AG, expiring on 7/10/06                                 266          1,027
                                                                     -----------
Spain - 0.0%
Zardoya-Otis S.A., expiring on 6/30/06                        448          1,249
                                                                     -----------

TOTAL RIGHTS (Cost: $0)                                                    6,978
                                                                     -----------
TOTAL LONG-TERM INVESTMENTS (Cost: $24,300,743)                       26,107,698
                                                                     ===========

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
United States - 0.2%
Columbia Cash Reserves Fund, 4.71%*** (Cost: $51,656)      51,656         51,656
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $24,352,399)****       26,159,354
                                                                     ===========

Foreign Cash and Other Assets in Excess of Liabilities - 0.1%             31,245
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $26,190,599
================================================================================
* 1,010 warrants attached, expiring on 7/18/07 with a cost of $0.
** Non-income producing security.
*** Rate shown represents annualized 7-day yield as of June 30, 2006. ****Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

                          Portfolio Holdings by Sector
                            WisdomTree DIEFA(SM) Fund
                            June 30, 2006 (unaudited)

Sector Breakdown*                                  US $ Value   % Net of Assets
-------------------------------------------------------------------------------
Financials                                        $ 8,712,872              33.3%
Consumer Discretionary                              2,665,004              10.2
Energy                                              2,644,390              10.1
Telecommunication Services                          2,421,853               9.3
Industrials                                         2,326,991               8.9
Consumer Staples                                    1,907,610               7.3
Utilities                                           1,816,774               6.9
Materials                                           1,599,464               6.1
Health Care                                         1,321,259               5.0
Information Technology                                691,481               2.6
Short-Term Investment                                  51,656               0.2
Foreign Cash and Other Assets in Excess
  of Liabilities                                       31,245               0.1
                                                  -----------             -----
                                                  $26,190,599             100.0%
                                                  ===========             =====

----------
* A sector may comprise several industries.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Australia - 11.7%
Alinta Ltd.                                                2,092     $    16,211
Alumina Ltd.                                               4,120          20,661
Amcor Ltd.                                                 4,292          21,301
AMP Ltd.                                                   7,748          52,556
APN News & Media Ltd.                                      4,448          16,788
Aristocrat Leisure Ltd.                                    1,684          16,115
Australia & New Zealand Banking Group Ltd.                 9,792         193,441
Australian Gas Light Co., Ltd.                             2,128          27,683
Australian Stock Exchange Ltd.                               720          17,428
Baycorp Advantage Ltd.                                     6,988          16,665
Billabong International Ltd.                               1,592          18,156
BlueScope Steel Ltd.                                       5,244          30,973
Boral Ltd.                                                 2,740          16,570
Brambles Industries Ltd.                                   2,696          22,033
Caltex Australia Ltd.                                      1,100          19,287
Coates Hire Ltd.                                           3,704          17,585
Coca-Cola Amatil Ltd.                                      4,348          22,903
Coles Myer Ltd.                                            5,252          44,326
Commonwealth Bank of Australia                             7,532         248,514
CSR Ltd.                                                   6,500          16,178
Downer EDI Ltd.                                            2,860          15,809
Foster's Group Ltd.                                        9,424          38,299
Futuris Corp., Ltd.                                       10,200          15,914
Iluka Resources Ltd.                                       3,420          16,643
Insurance Australia Group Ltd.                            10,528          41,847
John Fairfax Holdings Ltd.                                 5,892          16,415
Leighton Holdings Ltd.                                     1,268          16,345
Lend Lease Corp. Ltd.                                      2,164          22,492
Lion Nathan Ltd.                                           2,912          16,875
Macquarie Bank Ltd.                                          804          41,216
National Australia Bank Ltd.                               8,848         231,128
Nufarm Ltd.                                                2,180          16,439
OneSteel Ltd.                                              5,960          18,022
Orica Ltd.                                                 1,032          18,317
Origin Energy Ltd.                                         3,256          17,804
Perpetual Ltd.                                               336          18,261
Promina Group Ltd.                                         5,360          22,380
Publishing & Broadcasting Ltd.                             2,484          33,606
Qantas Airways Ltd.                                       15,584          34,271

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                   2,716     $    41,366
Record Investments Ltd.                                    2,068          18,975
Rural Press Ltd.                                           2,092          16,537
Santos Ltd.                                                2,552          22,942
Seven Network Ltd.                                         2,680          16,128
SFE Corp., Ltd.                                            1,404          17,211
Sigma Pharmaceuticals Ltd.                                 8,924          17,238
Sims Group Ltd.                                            1,240          18,425
Sonic Healthcare Ltd.                                      1,608          16,964
St.George Bank Ltd.                                        3,100          67,551
Suncorp-Metway Ltd.                                        3,364          48,361
TABCORP Holdings Ltd.                                      3,672          41,467
Telstra Corp Ltd.                                         55,924         152,899
UNiTAB Ltd.                                                1,508          16,537
United Group Ltd.                                          1,688          18,059
Washington H. Soul Pattinson & Co., Ltd.                   2,676          15,885
Wesfarmers Ltd.                                            2,644          69,401
West Australian Newspapers Holdings Ltd.                   2,596          16,838
Westpac Banking Corp.                                      9,940         171,921
Woodside Petroleum Ltd.                                    1,832          59,888
Woolworths Ltd.                                            4,356          65,211
                                                                     -----------
Total Australia                                                        2,437,261
                                                                     -----------

Austria - 0.1%
BOEHLER-UDDEHOLM AG                                          120           6,559
Flughafen Wien AG                                             60           4,582
Semperit AG Holding                                           52           1,413
Wienerberger AG                                              204           9,690
                                                                     -----------
Total Austria                                                             22,244
                                                                     -----------

Belgium - 2.7%
Agfa-Gevaert N.V.                                            368           8,912
Almancora SCA                                                152          19,824
Belgacom S.A.                                              1,936          64,189
Compagnie Maritime Belge S.A.                                460          13,358
Cumerio N.V.                                                 180           3,604
Dexia N.V.                                                 2,948          70,866
Euronav N.V.                                                 376          11,567
Fortis N.V.                                                6,472         220,292
GIMV N.V.                                                    136           7,907
KBC Groep N.V.                                               968         103,846

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Melexis N.V.                                                 228     $     3,898
Mobistar SA                                                  224          17,772
Tessenderlo Chemie N.V.                                      112           3,983
                                                                     -----------
Total Belgium                                                            550,018
                                                                     -----------

Denmark - 0.5%
D/S Torm A/S                                                 404          19,252
Danske Bank A/S                                            2,424          92,244
                                                                     -----------
Total Denmark                                                            111,496
                                                                     -----------

Finland - 1.8%
Amer Sports Oyj                                              404           8,436
Elisa Oyj  Class A                                           608          11,576
Fortum Oyj                                                 4,852         124,080
Kesko Oyj  Class B                                           404          15,487
OKO Bank PLC  Class A                                        808          11,881
Orion Oyj  Class B                                           404           8,022
Rautaruukki Oyj                                              808          24,403
Sampo Oyj  Class A                                         2,020          38,536
Sanoma-WSOY Oyj                                              688          16,556
Sponda Oyj                                                   808           8,265
Stora Enso Oyj Class R                                     2,424          33,846
TietoEnator Oyj                                              244           7,045
UPM-Kymmene Corp.                                          2,020          43,521
Uponor Corp.                                                 404          10,926
                                                                     -----------
Total Finland                                                            362,580
                                                                     -----------

France - 12.1%
Assurances Generales de France                               604          71,245
AXA S.A.                                                   7,244         237,677
Bail Investissement                                          260          16,380
BNP Paribas                                                2,924         279,847
Casino Guichard Perrachon S.A.                               400          30,406
Credit Agricole S.A.                                       2,136          81,253
Euler Hermes S.A.                                            164          18,097
France Telecom S.A.                                       18,412         395,749
Gecina S.A.                                                  284          37,185
Klepierre                                                    168          19,451
M6-Metropole Television                                      632          19,774
PagesJaunes Groupe S.A.                                    1,684          52,862
Rallye S.A.                                                  384          17,062

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Societe Generale                                           1,416     $   208,215
Suez S.A.                                                  5,132         213,266
Total S.A.                                                 9,324         613,394
Unibail Holding                                              164          28,582
Vivendi S.A.                                               4,920         172,372
                                                                     -----------
Total France                                                           2,512,817
                                                                     -----------

Germany - 5.0%
AWD Holding AG                                               220           7,376
BASF AG                                                    1,424         114,310
DaimlerChrysler AG                                         3,372         166,557
Deutsche Euroshop AG                                         100           6,956
Deutsche Lufthansa AG                                      1,496          27,545
Deutsche Post AG                                           3,612          96,803
Deutsche Telekom AG                                       21,404         344,292
E.ON AG                                                    1,972         226,985
MVV Energie AG                                               264           7,089
Norddeutsche Affinerie AG                                    304           7,440
TUI AG                                                     1,088          21,549
Vossloh AG                                                   132           6,691
                                                                     -----------
Total Germany                                                          1,033,593
                                                                     -----------

Hong Kong - 2.2%
Bank of East Asia Ltd.                                     5,660          23,283
BOC Hong Kong (Holdings) Ltd.                             44,480          87,047
China Netcom Group Corp., Ltd.                             2,020           3,537
China Travel International Investment Hong Kong Ltd.      24,260           5,841
CITIC International Financial Holdings Ltd.               12,132           6,834
CITIC Pacific Ltd.                                         8,084          23,835
CLP Holdings Ltd.                                         10,108          59,149
Dah Sing Banking Group Ltd.                                1,616           2,934
Dah Sing Financial Holdings Ltd.                           1,616          11,839
Fountain SET Holdings                                      8,084           2,758
Hang Lung Group Ltd.                                       4,044           8,747
Hang Lung Properties Ltd.                                 12,132          21,712
Hang Seng Bank Ltd.                                        8,892         112,767
Hongkong Electric Holdings Ltd.                            8,084          36,585
Hopewell Holdings Ltd.                                     4,044          11,403
i-CABLE Communications Ltd.                               16,172           3,602
Industrial & Commercial Bank of China Ltd.                 4,044           5,962
Liu Chong Hing Bank Ltd.                                   4,044           7,836

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Oriental Press Group Ltd.                                 16,172     $     3,227
PCCW Ltd.                                                 20,220          14,448
Shenzhen Investment Ltd.                                   8,084           2,186
Wing Lung Bank Ltd.                                          808           6,970
                                                                     -----------
Total Hong Kong                                                          462,502
                                                                     -----------

Ireland - 0.7%
Abbey PLC                                                     84           1,010
Allied Irish Banks PLC                                     2,824          68,066
Bank of Ireland                                            2,896          51,656
Fyffes PLC                                                 1,616           2,854
Greencore Group PLC                                          588           2,750
Independent News & Media PLC                               2,840           8,298
Irish Life & Permanent PLC                                   724          17,330
                                                                     -----------
Total Ireland                                                            151,964
                                                                     -----------

Italy - 10.2%
ACEA SpA                                                   1,080          14,942
AEM SpA                                                    6,344          14,731
Alleanza Assicurazioni SpA                                 2,852          32,310
Arnoldo Mondadori Editore SpA                              1,644          15,850
Autostrada Torino-Milano SpA                                 716          14,639
Banca Fideuram SpA                                         3,128          18,198
Banca Intesa SpA                                          25,944         151,934
Banca Lombarda e Piemontese SpA                              880          14,189
Banca Popolare di Verona e Novara S.c.r.l                    760          20,359
Banca Popolare Italiana                                    1,580          15,021
Banche Popolari Unite S.c.r.l                              1,020          26,384
Benetton Group SpA                                         1,020          15,233
Capitalia SpA                                              7,344          60,239
Enel SpA                                                  29,524         254,441
ENI SpA                                                   20,948         616,862
Fondiaria-Sai SpA                                            404          16,510
Mediaset SpA                                               3,592          42,347
Milano Assicurazioni SPA                                   2,020          14,735

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Pirelli & C. Real Estate SpA                                 224     $    15,046
Ras Holding SpA                                            2,364          58,762
Reti Bancarie Holding SpA                                    304          14,654
Sanpaolo IMI SpA                                           4,528          80,072
Snam Rete Gas SpA                                          9,744          42,828
Societa Cattolica di Assicurazioni-Societa Cooperativa       284          14,990
Telecom Italia SpA                                        77,472         215,702
Terna SpA                                                 10,224          27,257
Toro Assicurazioni SpA                                     1,192          31,809
UniCredito Italiano SpA                                   30,652         239,862
Unipol SpA                                                 6,088          19,578
                                                                     -----------
Total Italy                                                            2,119,484
                                                                     -----------

Japan - 0.4%
Hokuto Corp.                                                 400           6,526
Nikko Cordial Corp.                                        2,000          25,613
Oracle Corp. Japan                                           400          18,720
Takefuji Corp.                                               280          16,705
Yushiro Chemical Industry Co., Ltd.                          400           8,730
                                                                     -----------
Total Japan                                                               76,294
                                                                     -----------

Netherlands - 4.7%
ABN AMRO Holding N.V.                                      7,884         215,630
Aegon N.V.                                                 4,908          83,905
Corio N.V.                                                   320          19,898
CSM N.V.                                                     244           6,789
Eurocommercial Properties N.V.                               176           6,742
Heijmans N.V.                                                140           6,946
Hunter Douglas N.V.                                          100           6,732
ING Groep N.V.                                             7,432         292,025
Nieuwe Steen Investments N.V.                                268           7,196
Nutreco Holding N.V.                                         112           7,175
OCE N.V.                                                     444           6,517
Reed Elsevier N.V.                                         2,124          31,938
Rodamco Europe N.V.                                          352          34,499
Royal KPN N.V.                                             9,648         108,437
SBM Offshore N.V.                                            268           7,141
Unilever N.V.                                              5,368         121,695
VastNed Retail N.V.                                           84           6,820
Wereldhave N.V.                                               72           7,001
                                                                     -----------
Total Netherlands                                                        977,086
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
New Zealand - 0.6%
Air New Zealand Ltd.                                       5,304     $     3,819
Auckland International Airport Ltd.                        6,360           8,421
CanWest MediaWorks NZ Ltd.                                 1,260           1,107
Contact Energy Ltd.                                        1,944           8,445
Fisher & Paykel Appliances Holdings Ltd.                   1,452           4,084
Fisher & Paykel Healthcare Corp.                           1,688           4,439
Fletcher Building Ltd.                                     2,392          13,354
Freightways Ltd.                                             760           1,716
Infratil Ltd.                                                728           1,821
New Zealand Refining Co., Ltd. (The)                       1,528           6,153
Nuplex Industries Ltd.                                       464           1,795
Sanford Ltd.                                                 568           1,733
Sky City Entertainment Group Ltd.                          2,508           8,263
Telecom Corp. of New Zealand Ltd.                         21,224          52,317
Vector Ltd.                                                2,960           4,407
                                                                     -----------
Total New Zealand                                                        121,874
                                                                     -----------

Norway - 0.6%
Acta Holding ASA                                           2,020           6,428
Aker Yards AS                                                 80           5,631
Aktiv Kapital ASA                                            404           7,077
DNB NOR ASA                                                5,256          65,250
Ekornes ASA                                                  404           7,823
Norske Skogindustrier ASA                                  1,212          17,773
Storebrand ASA                                             1,212          12,514
Veidekke ASA                                                 204           6,786
                                                                     -----------
Total Norway                                                             129,282
                                                                     -----------

Portugal - 1.0%
Banco Comercial Portugues S.A. Class R                    10,100          28,670
Banco Espirito Santo, S.A.                                 1,488          20,054
Brisa-Auto-estradas de Portugal S.A.                       1,588          16,569
CIMPOR - Cimentos de Portugal, SGPS, S.A.                  2,044          13,617
EDP - Energias de Portugal, S.A.                          11,496          45,127
Jeronimo Martins, SGPS, S.A.                                 348           5,940
Portugal Telecom, SGPS, S.A.                               5,096          61,511
PT Multimedia - Servicos de Telecomunicacoes
  e Multimedia, SGPS, S.A.                                   860           9,952
SAG Cest-Solucoes Automovel Globais, SGPS, S.A.            1,096           2,565
Semapa-Sociedade de Investimento e Gestao, SGPS              544           5,739
                                                                     -----------
Total Portugal                                                           209,744
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Singapore - 1.8%
Allgreen Properties Ltd.                                   4,000     $     3,187
Ascendas Real Estate Investment Trust                      4,000           4,857
CapitaCommercial Trust                                     4,000           4,199
CapitaMall Trust Management Ltd.                           4,000           5,363
Chuan Hup Holdings Ltd.                                   16,000           3,339
ComfortDelgro Corp. Ltd.                                   8,000           7,740
Creative Technology Ltd.                                     600           3,339
DBS Group Holdings Ltd.                                    4,000          45,784
Delong Holdings Ltd.                                      36,000           2,732
Elec & Eltek International Holdings Ltd.                   4,000           8,560
GES International Ltd.                                     4,000           2,605
Haw Par Corp., Ltd.                                        4,000          14,418
Hong Leong Finance Ltd.                                    4,000           8,297
Inter-Roller Engineering Ltd.                              4,000           4,806
Jaya Holdings Ltd.                                         4,000           3,390
Jurong Technologies Industrial Corp., Ltd.                 4,000           2,530
Macquarie MEAG Prime REIT                                  4,000           2,315
MobileOne Ltd.                                             4,000           5,236
Oversea-Chinese Banking Corp. Ltd.                         8,000          33,389
Parkway Holdings Ltd.                                      4,000           6,248
Robinson & Co., Ltd.                                       4,000          12,900
SembCorp Marine Ltd.                                       4,000           7,588
Singapore Airlines Ltd.                                    4,000          32,124
Singapore Airport Terminal Services Ltd.                   4,000           5,388
Singapore Post Ltd.                                        8,000           5,464
Singapore Press Holdings Ltd.                              4,000          10,421
Singapore Telecommunications Ltd.                         44,000          70,674
SMRT Corp., Ltd.                                           8,000           5,666
StarHub Ltd.                                               8,000          11,534
Suntec Real Estate Investment Trust                        8,000           6,273
United Overseas Bank Ltd.                                  4,000          39,460
UOB-Kay Hian Holdings Ltd.                                 4,000           3,010
                                                                     -----------
Total Singapore                                                          382,836
                                                                     -----------

Spain - 4.8%
Antena 3 de Television, S.A.                                 824          18,817
Banco Bilbao Vizcaya Argentaria, S.A.                      9,804         201,577
Banco Popular Espanol, S.A.                                3,456          51,482
Banco Santander Central Hispano S.A.                      20,332         296,892

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Endesa S.A.                                                2,792     $    97,068
Gas Natural SDG S.A.                                       1,296          39,556
Gestevision Telecinco S.A.                                 1,404          33,660
Iberdrola S.A.                                             2,644          91,044
Telefonica Publicidad e Informacion S.A.                   1,536          16,635
Telefonica S.A.                                            9,060         150,831
                                                                     -----------
Total Spain                                                              997,562
                                                                     -----------

Sweden - 2.7%
Axfood AB                                                    204           5,862
Cardo AB                                                     404          13,180
Castellum AB                                                 404           4,136
D Carnegie AB                                                404           7,403
Electrolux AB Series B                                       808          11,666
Fabege AB                                                    404           7,515
ForeningsSparbanken AB                                     2,020          53,000
H&M Hennes & Mauritz AB Class B                            2,424          93,885
Holmen AB Class B                                            404          16,321
Intrum Justitia AB                                           808           8,020
Klovern AB                                                 2,020           6,029
Kungsleden AB                                                404           4,739
Nordea Bank AB                                             8,084          96,513
Oresund Investment AB                                        404           8,188
Ratos AB Class B                                             808          11,834
Sandvik AB                                                 3,232          37,576
Scania AB Class A                                            404          18,143
Skanska AB Class B                                         1,616          24,901
SKF AB Class B                                             1,616          25,462
SkiStar AB                                                   108           1,514
Svenska Cellulosa Aktiebolaget SCA Class B                   808          33,370
Svenska Handelsbanken Class A                              2,020          52,018
Volvo AB Class A                                             404          19,461
                                                                     -----------
Total Sweden                                                             560,736
                                                                     -----------

Switzerland - 0.5%
Ciba Specialty Chemicals Holding Inc.                        260          14,465
EMS-Chemie Holding AG                                         68           7,383
Swisscom AG                                                  224          73,600
Vontobel Holding AG                                          200           6,996
                                                                     -----------
Total Switzerland                                                        102,444
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
United Kingdom - 35.4%
Alliance & Leicester PLC                                   2,356     $    50,809
Aviva PLC                                                  8,736         123,687
BAA PLC                                                    2,940          50,734
BAE SYSTEMS PLC                                            8,268          56,543
Barclays PLC                                              27,880         316,870
Boots Group PLC                                            3,768          53,627
BP PLC                                                    63,944         745,677
British American Tobacco PLC                               7,344         185,002
BT Group PLC                                              40,008         177,037
Cable & Wireless PLC                                      25,612          54,476
Centrica PLC                                              12,496          65,927
Compass Group PLC                                         11,748          56,983
Diageo PLC                                                 9,728         163,641
DSG International PLC                                     14,432          50,983
Friends Provident PLC                                     16,044          53,043
Gallaher Group PLC                                         3,356          52,450
GlaxoSmithKline PLC                                       16,876         471,629
GUS PLC                                                    3,080          55,029
Hanson PLC                                                 4,380          53,183
HBOS PLC                                                  15,196         264,194
HSBC Holdings PLC                                         46,948         826,213
Imperial Tobacco Group PLC                                 2,352          72,604
ITV PLC                                                   26,480          52,894
Kelda Group PLC                                            3,640          51,536
Kingfisher PLC                                            12,368          54,557
Ladbrokes PLC                                              7,172          54,055
Legal & General Group PLC                                 22,452          53,257
Liberty International PLC                                  2,716          53,499
Lloyds TSB Group PLC                                      38,020         373,750
LogicaCMG PLC                                             17,428          56,248
National Grid PLC                                         12,000         129,838
Northern Rock PLC                                          2,816          52,083
Old Mutual PLC                                            17,768          53,649
Pearson PLC                                                3,820          52,036
Persimmon PLC                                              2,480          56,602
Prudential PLC                                             6,380          72,099
Reed Elsevier PLC                                          5,140          51,907
Rentokil Initial PLC                                      19,172          55,317
Royal & Sun Alliance Insurance Group                      21,868          54,400
Royal Bank of Scotland Group (The) PLC                    11,256         370,154

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE DIEFA HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Royal Dutch Shell PLC Class A                             12,660     $   425,737
Scottish & Newcastle PLC                                   5,528          52,118
Scottish & Southern Energy PLC                             3,456          73,572
Scottish Power PLC                                         6,464          69,701
Severn Trent PLC                                           2,300          49,771
Smiths Group PLC                                           3,232          53,262
Standard Chartered PLC                                     3,384          82,617
Tesco PLC                                                 19,040         117,620
Tomkins PLC                                               10,492          55,839
Unilever PLC                                               4,804         108,045
United Utilities PLC                                       6,036          71,616
Vodafone Group PLC                                        14,120         456,420
Yell Group PLC                                             5,432          51,389
                                                                     -----------
Total United Kingdom                                                   7,365,929
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $19,498,929)                               20,687,746
                                                                     ===========

Right* - 0.0%
France - 0.0%
AXA S.A., expiring on 07/01/06                             7,244           6,113
                                                                     -----------
TOTAL LONG-TERM INVESTMENTS (Cost: $19,498,929)                       20,693,859
                                                                     ===========

SHORT-TERM INVESTMENT - 0.3%
MONEY MARKET FUND - 0.3%
United States - 0.3%
Columbia Cash Reserves Fund, 4.71%** (Cost: $55,684)      55,684          55,684
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $19,554,613)***        20,749,543
                                                                     ===========

Foreign Cash and Other Assets in Excess of Liabilities - 0.2%             32,583
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $20,782,126
================================================================================
* Non-income producing security.
** Rate shown represents annualized 7-day yield as of June 30, 2006. ***Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

                          Portfolio Holdings by Sector
                   WisdomTree DIEFA High-Yielding Equity Fund
                            June 30, 2006 (unaudited)

Sector Breakdown*                                 US $ Value     % of Net Assets
--------------------------------------------------------------------------------
Financials                                       $ 8,763,194              42.2%
Energy                                             2,565,705              12.3
Telecommunication Services                         2,452,191              11.8
Utilities                                          1,862,855               8.9
Consumer Discretionary                             1,573,632               7.6
Consumer Staples                                   1,232,914               5.9
Industrials                                          991,952               4.8
Materials                                            600,748               2.9
Health Care                                          524,540               2.5
Information Technology                               126,128               0.6
Short-Term Investment                                 55,684               0.3
Foreign Cash and Other Assets in Excess
  of Liabilities                                      32,583               0.2
                                                 -----------            ------
                                                 $20,782,126             100.0%
                                                 ===========            ======

----------
* A sector may comprise several industries.

================================================================================
Schedule of Investments  (unaudited)
WISDOMTREE EUROPE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
Austria - 0.5%
Andritz AG                                                  12       $     1,983
Bank Austria Creditanstalt AG                              195            23,505
B'OEHLER-UDDEHOLM AG                                        72             3,936
Erste Bank der oesterreichischen Sparkassen AG             177             9,958
Flughafen Wien AG                                           36             2,749
Oesterreichische Elektrizitatswirtschafts AG Class A        99             4,760
OMV AG                                                     168            10,000
Semperit AG Holding                                         51             1,386
Telekom Austria AG                                         345             7,680
UNIQA Versicherungen AG                                     54             1,754
voestalpine AG                                              27             4,101
Wiener Staedtische AG                                       63             3,706
Wienerberger AG                                            120             5,700
                                                                     -----------
Total Austria                                                             81,218
                                                                     -----------

Belgium - 2.6%
Ackermans & van Haaren N.V.                                 96             6,985
Agfa-Gevaert N.V.                                          351             8,500
Almancora SCA                                               90            11,738
Belgacom S.A.                                            1,161            38,493
Compagnie Maritime Belge S.A.                              276             8,015
Delhaize Group                                             111             7,693
Dexia N.V.                                               1,767            42,476
Euronav N.V.                                               273             8,399
Fortis N.V.                                              3,876           131,930
Groep Colruyt S.A.                                          45             7,026
Groupe Bruxelles Lambert S.A.                              162            16,965
InBev N.V.                                                 414            20,301
KBC Groep N.V.                                             579            62,114
Mobistar S.A.                                              132            10,473
Solvay S.A.                                                135            15,527
UCB S.A.                                                   171             9,249
Umicore                                                     51             6,808
                                                                     -----------
Total Belgium                                                            412,692
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments  (unaudited)
WISDOMTREE EUROPE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
Denmark - 0.6%
Auriga Industries A/S Class B                              150       $     3,638
Bang & Olufsen A/S  Class B                                 30             3,317
D/S Torm A/S                                               150             7,148
Danske Bank A/S                                          1,515            57,652
H. Lundbeck A/S                                            303             6,908
Novo-Nordisk A/S  Class B                                  303            19,295
Spar Nord Bank A/S                                         150             3,343
                                                                     -----------
Total Denmark                                                            101,301
                                                                     -----------

Finland - 2.3%
Elisa Oyj  Class A                                         453             8,625
Fortum Oyj                                               3,030            77,486
Kemira Oyj                                                 303             4,979
Metso Oyj                                                  303            10,991
Nokia Oyj                                                4,848            98,934
Nokian Renkaat Oyj                                         453             5,954
OKO Bank PLC Class A                                       303             4,455
Orion Oyj Class B                                          303             6,017
Outokumpu Oyj                                              606            14,180
Rautaruukki Oyj                                            453            13,681
Sampo Oyj Class A                                        1,212            23,122
Sanoma-WSOY Oyj                                            393             9,457
Sponda Oyj                                                 606             6,199
Stora Enso Oyj Class R                                   1,212            16,923
TietoEnator Corp.                                          243             7,016
UPM-Kymmene Corp.                                        1,212            26,113
Wartsila Oyj  Class B                                      303            12,785
YIT Oyj                                                    303             7,427
                                                                     -----------
Total Finland                                                            354,344
                                                                     -----------

France - 16.3%
Accor S.A.                                                 804            48,924
Assurances Generales de France                             384            45,295
AXA S.A.                                                 4,338           142,330
BNP Paribas                                              1,752           167,679
Bouygues S.A.                                              876            45,028
Carrefour S.A.                                           1,137            66,643

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments  (unaudited)
WISDOMTREE EUROPE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
Casino Guichard Perrachon S.A.                             588       $    44,697
Christian Dior S.A.                                        477            46,750
Cie de Saint-Gobain                                        699            49,962
Credit Agricole S.A.                                     1,278            48,615
France Telecom S.A.                                     11,025           236,972
Gaz de France                                            1,308            43,902
Groupe Danone                                              378            48,019
International Real Estate PLC*                             477            45,347
Lafarge S.A.                                               405            50,827
Lagardere SCA                                              594            43,824
L'Air Liquide S.A.                                         240            46,737
L'Oreal S.A.                                               690            65,156
LVMH Moet Hennessy Louis Vuitton S.A.                      513            50,902
Natexis Banques Populaires                                 183            42,095
Peugeot S.A.                                               717            44,602
PPR S.A.                                                   387            49,335
Renault S.A.                                               558            59,933
Sanofi-Aventis                                           1,581           154,244
Schneider Electric S.A.                                    468            48,770
Societe Generale                                           849           124,841
Suez S.A.                                                3,075           127,785
Total S.A.                                               5,583           367,286
Vallourec S.A.                                              42            50,481
VINCI S.A.                                                 483            49,747
Vivendi S.A.                                             2,946           103,213
                                                                     -----------
Total France                                                           2,559,941
                                                                     -----------

Germany - 8.4%
Adidas AG                                                  483            23,085
Allianz AG                                                 351            55,437
BASF AG                                                    852            68,393
Bayer AG                                                 1,101            50,596

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments  (unaudited)
WISDOMTREE EUROPE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                534       $    26,670
Beiersdorf AG                                              165            24,855
Commerzbank AG                                             669            24,328
Continental AG                                             228            23,299
DaimlerChrysler AG                                       2,019            99,727
Deutsche Bank AG                                           519            58,398
Deutsche Boerse AG                                         180            24,512
Deutsche Lufthansa AG                                    1,287            23,697
Deutsche Post AG                                         2,163            57,969
Deutsche Postbank AG                                       345            24,818
Deutsche Telekom AG                                     12,813           206,102
E.ON AG                                                  1,182           136,053
Fresenius Medical Care AG & Co. KGaA                       207            23,789
Hypo Real Estate Holding AG                                384            23,318
Linde AG                                                   291            22,418
MAN AG                                                     345            24,977
Metro AG                                                   408            23,121
Muenchener Rueckversicherungs AG                           354            48,347
RWE AG                                                     771            64,129
SAP AG                                                     147            31,014
Siemens AG                                                 939            81,680
ThyssenKrupp AG                                            744            25,467
Volkswagen AG                                              339            23,767
                                                                     -----------
Total Germany                                                          1,319,966
                                                                     -----------

Ireland - 0.8%
Allied Irish Banks PLC                                   1,695            40,854
Anglo Irish Bank Corp. PLC                                 414             6,432
Bank of Ireland                                          1,734            30,930
C&C Group PLC                                              378             3,282
CRH PLC                                                    426            13,885
DCC PLC                                                     84             2,017
FBD Holdings PLC                                            45             2,100
Greencore Group PLC                                        414             1,936
IAWS Group PLC                                             117             2,039

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments  (unaudited)
WISDOMTREE EUROPE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
Independent News & Media PLC                             1,704       $     4,979
Irish Life & Permanent PLC                                 432            10,340
Kerry Group PLC Class A                                     96             2,062
Kingspan Group PLC                                         126             2,177
McInerney Holdings PLC                                     132             1,864
                                                                     -----------
Total Ireland                                                            124,897
                                                                     -----------

Italy - 9.2%
AEM SpA                                                 11,031            25,614
Alleanza Assicurazioni SpA                               2,262            25,626
Assicurazioni Generali SpA                               1,038            37,800
Autostrade SpA                                             897            25,198
Banca Carige SpA                                         4,833            26,078
Banca Fideuram SpA                                       4,905            28,537
Banca Intesa SpA                                        15,534            90,970
Banca Lombarda e Piemontese SpA                          1,512            24,379
Banca Monte dei Paschi di Siena SpA                      4,425            26,593
Banca Popolare di Verona e Novara S.c.r.l.                 927            24,832
Banche Popolari Unite S.c.r.l.                             978            25,298
Capitalia SpA                                            4,398            36,075
Enel SpA                                                17,676           152,334
ENI SpA                                                 12,540           369,269
Finmeccanica SpA                                         1,167            25,904
Ifil - Investments SpA                                   4,605            26,144
Luxottica Group SpA                                      1,011            27,457
Mediaset SpA                                             2,253            26,561
Mediobanca SpA                                           1,293            25,312
RAS Holding SpA                                          1,416            35,197
Sanpaolo IMI SpA                                         2,712            47,958
Snam Rete Gas SpA                                        5,835            25,647
Telecom Italia SpA                                      46,383           129,142
Terna SpA                                                9,108            24,282
UniCredito Italiano SpA                                 18,351           143,603
                                                                     -----------
Total Italy                                                            1,455,810
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments  (unaudited)
WISDOMTREE EUROPE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
Netherlands - 5.3%
ABN AMRO Holding N.V.                                    4,719       $   129,066
Aegon N.V.                                               2,940            50,261
Akzo Nobel N.V.                                            432            23,288
Corio N.V.                                                 219            13,618
Euronext N.V.                                              495            46,394
European Aeronautic Defence & Space Co. N.V.             1,332            38,253
Heineken Holding N.V.                                      360            13,271
Heineken N.V.                                              327            13,861
Hunter Douglas N.V.                                        192            12,926
ING Groep N.V.                                           4,452           174,932
Koninklijke DSM N.V.                                       324            13,489
Koninklijke Philips Electronics N.V.                     1,281            40,015
Mittal Steel Co. N.V.                                      417            12,898
Randstad Holdings N.V.                                     225            13,188
Reed Elsevier N.V.                                       1,272            19,127
Rodamco Europe N.V.                                        213            20,876
Royal KPN N.V.                                           5,775            64,907
TNT N.V.                                                   558            19,963
Unilever N.V.                                            3,216            72,908
Vedior N.V.                                                627            13,164
Wereldhave N.V.                                            135            13,128
Wolters Kluwer N.V.                                        555            13,107
                                                                     -----------
Total Netherlands                                                        832,640
                                                                     -----------

Norway - 1.5%
Acta Holding ASA                                         1,515             4,821
Aker ASA  Class A                                           60             3,148
Aker Yards AS                                               60             4,223
Aktiv Kapital ASA                                          303             5,308
DNB NOR ASA                                              3,030            37,616
Ekornes ASA                                                150             2,905
Norsk Hydro ASA                                          1,665            44,150
Norske Skogindustrier ASA                                  606             8,887
Orkla ASA                                                  303            14,048
ProSafe ASA                                                 60             3,664

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments  (unaudited)
WISDOMTREE EUROPE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
Schibsted ASA                                              150       $     4,002
Statoil ASA                                              2,271            64,415
Storebrand ASA                                             909             9,386
Telenor ASA                                              1,818            21,985
Tomra Systems ASA                                          606             4,918
Yara International ASA                                     303             4,042
                                                                     -----------
Total Norway                                                             237,518
                                                                     -----------

Portugal - 0.9%
Banco BPI S.A.                                             849             6,448
Banco Comercial Portugues S.A., Class R                  6,048            17,168
Banco Espirito Santo, S.A.                                 891            12,008
Brisa-Auto-estradas de Portugal, S.A.                      951             9,923
CIMPOR Cimentos de Portugal, SGPS, S.A.                  1,224             8,154
EDP-Energias de Portugal, S.A.                           6,885            27,027
Jeronimo Martins, SGPS, S.A.                               210             3,585
Portucel-Empresa Produtora De Pasta E Papel, S.A.        1,011             2,818
Portugal Telecom, SGPS, S.A.                             3,054            36,863
PT Multimedia-Servicos de Telecomunicacoes
  e Multimedia, SGPS, S.A.                                 516             5,971
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.          1,026             2,401
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.      327             3,449
Sonae SGPS, S.A.                                         2,106             3,151
                                                                     -----------
Total Portugal                                                           138,966
                                                                     -----------

Spain - 6.0%
Abertis Infraestructuras S.A.                              774            18,121
Acciona S.A.                                               111            17,237
ACS, Actividades Construccion y Servicios, S.A.            420            17,513
Altadis, S.A.                                              369            17,439
Antena 3 de Television, S.A.                               696            15,894
Banco Bilbao Vizcaya Argentaria, S.A.                    5,868           120,650
Banco Popular Espano, S.A.                               2,070            30,835
Banco Sabadell S.A.                                        468            16,366
Banco Santander Central Hispano S.A.                    12,174           177,767
Bankinter S.A.                                             249            16,047
Cia Espanola De Petroleos, S.A.                            333            23,759

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments  (unaudited)
WISDOMTREE EUROPE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
Enagas                                                     783       $    16,700
Endesa S.A.                                              1,671            58,095
Fomento de Construcciones y Contratas S.A.                 228            17,332
Gas Natural SDG S.A.                                       777            23,715
Gestevision Telecinco S.A.                                 840            20,139
Grupo Ferrovial S.A.                                       234            17,862
Iberdrola S.A.                                           1,584            54,544
Inditex S.A.                                               423            17,838
Metrovacesa, S.A.                                          168            15,166
Repsol YPF, S.A.                                         1,758            50,330
Telefonica Moviles, S.A.                                 4,371            61,311
Telefonica Publicidad e Informacion, S.A.                1,476            15,985
Telefonica S.A.                                          5,427            90,349
Union Fenosa S.A.                                          414            16,018
                                                                     -----------
Total Spain                                                              947,012
                                                                     -----------

Sweden - 4.0%
Alfa Laval AB                                              303             9,065
Assa Abloy AB  Class B                                     606            10,179
Atlas Copco AB Class A                                     606            16,825
Atlas Copco AB  Class B                                    606            15,732
Electrolux AB Series B                                     909            13,124
Eniro AB                                                   909             9,559
ForeningsSparbanken AB                                   1,212            31,800
Gambro AB Class A                                          606             9,548
H&M Hennes & Mauritz AB Class B                          1,362            52,752
Hexagon AB  Class B                                        303            11,021
Industrivarden AB Class A                                  303             8,497
Investment AB Kinnevik Class B                             909            11,168
Investor AB Class A                                        606            11,063
Investor AB  Class B                                       606            11,105
L E Lundbergforetagen AB  Class B                          150             7,767
Nordea Bank AB                                           6,060            72,349
Sandvik AB                                               1,818            21,137
Scania AB Class A                                          303            13,607
Scania AB Class B                                          303            13,755

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments  (unaudited)
WISDOMTREE EUROPE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
Securitas AB Class B                                       606       $    11,609
Skandinaviska Enskilda Banken AB                         1,212            28,855
Skanska AB Class B                                         606             9,338
SKF AB Class B                                             606             9,548
SSAB Svenskt Stal AB Series A                              909            18,108
Svenska Cellulosa Aktiebolaget SCA Class B                 303            12,514
Svenska Handelsbanken Class A                            1,212            31,211
Swedish Match AB                                           606             9,759
Telefonaktiebolaget LM Ericsson Class A                  3,030            10,011
Telefonaktiebolaget LM Ericsson Class B                 15,150            50,055
TeliaSonera AB                                           7,575            43,010
Volvo AB Class A                                           303            14,596
Volvo AB Class B                                           606            29,781
                                                                     -----------
Total Sweden                                                             628,448
                                                                     -----------

Switzerland - 5.2%
Adecco S.A.                                                243            14,342
Ciba Specialty Chemicals Holding Inc.                      255            14,186
Credit Suisse Group                                      1,884           105,196
Givaudan S.A.                                               18            14,143
Holcim Ltd.                                                213            16,292
Julius Baer Holding Ltd.                                   177            15,345
Kuehne + Nagel International AG                            201            14,603
Nestle S.A.                                                543           170,214
Novartis AG                                              2,472           133,589
Roche Holding AG                                           495            81,665
Serono SA                                                   21            14,477
Swiss Reinsurance Co.                                      537            37,458
Swisscom AG                                                132            43,371
UBS AG                                                   1,338           146,361
                                                                     -----------
Total Switzerland                                                        821,242
                                                                     -----------

United Kingdom  - 36.2%
Anglo American PLC                                       2,790           114,454
AstraZeneca PLC                                          2,313           139,634
Aviva PLC                                                7,221           102,237

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments  (unaudited)
WISDOMTREE EUROPE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
BAA PLC                                                  5,547       $    95,721
BAE SYSTEMS PLC                                         14,526            99,339
Barclays PLC                                            16,692           189,713
BG Group PLC                                             7,617           101,786
BHP Billiton PLC                                         5,505           106,807
BP PLC                                                  38,283           446,434
British American Tobacco PLC                             4,395           110,714
British Sky Broadcasting PLC                             9,210            97,692
BT Group PLC                                            23,955           106,002
Centrica PLC                                            18,456            97,371
Diageo PLC                                               5,823            97,953
GlaxoSmithKline PLC                                     10,107           282,457
GUS PLC                                                  5,817           103,930
HBOS PLC                                                 9,099           158,193
HSBC Holdings PLC                                       28,110           494,693
Land Securities Group PLC                                3,000            99,543
Lloyds TSB Group PLC                                    22,764           223,778
Marks & Spencer Group PLC                                9,561           103,802
National Grid PLC                                        8,658            93,678
Nichols PLC                                                 96               399
Old Mutual PLC                                          33,543           101,279
Prudential PLC                                           9,321           105,334
Reckitt Benckiser PLC                                    2,625            98,072
Reed Elsevier PLC                                        9,705            98,006
Rio Tinto PLC                                            1,998           105,652
Royal Bank of Scotland Group (The) PLC                   6,741           221,678
Royal Dutch Shell PLC Class A                            7,581           254,938
Royal Dutch Shell PLC Class B                            5,322           186,137
SABMiller PLC                                            5,559           100,195
Sage Group PLC                                          24,117           102,927
Scottish & Southern Energy PLC                           4,569            97,266
Standard Chartered PLC                                   4,152           101,367
Tesco PLC                                               15,723            97,129
Unilever PLC                                             4,482           100,803
Vodafone Group PLC                                      28,202           273,276
Wolseley PLC                                             4,674           103,132

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments  (unaudited)
WISDOMTREE EUROPE TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
WPP Group PLC                                            8,079       $    97,799
                                                                     -----------
Total United Kingdom                                                   5,711,320
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $14,627,744)                               15,727,315
                                                                     ===========

RIGHTS* - 0.0%
France - 0.0%
AXA S.A., expiring on 7/01/06                            4,338             3,661
                                                                     -----------
Germany - 0.0%
Linde AG, expiring on 7/10/06                              291             1,124
                                                                     -----------

TOTAL RIGHTS (Cost: $0)                                                    4,785
                                                                     -----------
TOTAL LONG-TERM INVESTMENTS (Cost: $14,627,744)                       15,732,100
                                                                     ===========

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
United States - 0.2%
Columbia Cash Reserves Fund, 4.71%** (Cost: $27,955)    27,955            27,955
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $14,655,699)***        15,760,055
                                                                     ===========

Foreign Cash and Other Assets in Excess of Liabilities - 0.1%             16,779
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $15,776,834
================================================================================
* Non-income producing security.
** Rate shown represents annualized 7-day yield as of June 30, 2006. ***Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

                          Portfolio Holdings by Sector
                      WisdomTree Europe Total Dividend Fund
                            June 30, 2006 (unaudited)

Sector Breakdown*                                  US $ Value    % of Net Assets
--------------------------------------------------------------------------------
Financials                                        $ 5,233,829              33.1%
Energy                                              1,940,862              12.3
Consumer Discretionary                              1,474,510               9.3
Telecommunication Services                          1,429,562               9.1
Consumer Staples                                    1,223,129               7.8
Industrials                                         1,214,457               7.7
Utilities                                           1,166,406               7.4
Health Care                                           880,873               5.6
Materials                                             868,514               5.5
Information Technology                                299,958               1.9
Short-Term Investment                                  27,955               0.2
Foreign Cash and Other Assets in Excess
  of Liabilities                                       16,779               0.1
                                                  -----------            ------
                                                  $15,776,834             100.0%
                                                  ===========            ======

----------
* A sector may comprise several industries.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Austria - 0.1%
B'OEHLER-UDDEHOLM AG                                        135      $     7,380
                                                                     -----------

Belgium - 3.1%
Almancora SCA                                               174           22,693
Belgacom S.A.                                             2,202           73,008
Compagnie Maritime Belge S.A.                               525           15,245
Dexia N.V.                                                3,351           80,553
Euronav N.V.                                                429           13,198
Fortis N.V.                                               7,353          250,279
Gimv N.V.                                                   153            8,895
Mobistar S.A.                                               255           20,232
Tessenderlo Chemie N.V.                                     240            8,534
                                                                     -----------
Total Belgium                                                            492,637
                                                                     -----------

Denmark - 0.8%
D/S Torm A/S                                                303           14,439
Danske Bank A/S                                           2,724          103,660
                                                                     -----------
Total Denmark                                                            118,099
                                                                     -----------

Finland - 2.5%
Elisa Oyj  Class A                                          756           14,394
Fiskars Oyj Abp  Class A                                    453            5,862
Fortum Oyj                                                5,451          139,398
Kesko Oyj  Class B                                          303           11,615
OKO Bank PLC  Class A                                       909           13,366
Orion Oyj  Class B                                          303            6,017
Poyry Oyj                                                   606            6,509
Rautaruukki Oyj                                             909           27,453
Sampo Oyj  Class A                                        2,118           40,406
Sanoma-WSOY Oyj                                             756           18,193
Sponda Oyj                                                  606            6,199
Stora Enso Oyj  Class R                                   2,421           33,804
TietoEnator Oyj                                             303            8,748

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
UPM-Kymmene Corp.                                         2,421      $    52,161
Uponor Corp.                                                303            8,194
                                                                     -----------
Total Finland                                                            392,319
                                                                     -----------

France - 9.8%
Assurances Generales de France                              684           80,681
BNP Paribas                                               3,321          317,843
Casino Guichard Perrachon S.A.                              453           34,435
Euler Hermes S.A.                                           255           28,139
France Telecom S.A.                                      20,922          449,700
Gecina S.A.                                                 321           42,030
M6-Metropole Television                                     852           26,658
PagesJaunes Groupe S.A.                                   1,917           60,176
Rallye S.A.                                                 594           26,393
Societe Generale                                          1,611          236,889
Unibail                                                     189           32,939
Vivendi S.A.                                              5,589          195,811
                                                                     -----------
Total France                                                           1,531,694
                                                                     -----------

Germany - 4.2%
AWD Holding AG                                              357           11,969
DaimlerChrysler AG                                        3,831          189,229
Deutsche Lufthansa AG                                     1,701           31,320
Deutsche Telekom AG                                      24,318          391,165
Norddeutsche Affinerie AG                                   501           12,261
TUI AG                                                    1,236           24,481
                                                                     -----------
Total Germany                                                            660,425
                                                                     -----------

Ireland - 0.6%
Allied Irish Banks PLC                                    3,213           77,441
Fyffes PLC                                                1,839            3,248
Independent News & Media PLC                              3,231            9,440
                                                                     -----------
Total Ireland                                                             90,129
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Italy - 14.3%
AEM SpA                                                  16,689      $    38,752
Alleanza Assicurazioni SpA                                3,420           38,745
Arnoldo Mondadori Editore SpA                             4,332           41,765
Banca Fideuram SpA                                        7,422           43,180
Banca Intesa SpA                                         29,481          172,647
Banche Popolari Unite S.c.r.l                             1,479           38,257
Enel SpA                                                 33,543          289,077
ENI SpA                                                  23,799          700,816
Mediaset SpA                                              4,080           48,100
RAS Holding SpA                                           2,685           66,741
Sanpaolo IMI SpA                                          5,148           91,036
Snam Rete Gas SpA                                        11,073           48,670
Telecom Italia SpA                                       88,023          245,079
Terna SpA                                                13,776           36,727
Toro Assicurazioni SpA                                    1,977           52,757
UniCredito Italiano SpA                                  34,827          272,533
                                                                     -----------
Total Italy                                                            2,224,882
                                                                     -----------

Netherlands - 6.7%
ABN AMRO Holding N.V.                                     8,958          245,004
Aegon N.V.                                                5,577           95,342
Corio N.V.                                                  363           22,572
Eurocommercial Properties N.V.                              480           18,388
Heijmans N.V.                                               375           18,604
ING Groep N.V.                                            8,451          332,064
Rodamco Europe N.V.                                         402           39,399
Royal KPN N.V.                                           10,962          123,206
Unilever N.V.                                             6,102          138,335
Wereldhave N.V.                                             189           18,379
                                                                     -----------
Total Netherlands                                                      1,051,293
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Norway - 0.9%
ABG Sundal Collier ASA                                    3,027      $     4,612
Acta Holding ASA                                          3,027            9,632
Aker Yards AS                                                60            4,223
Camillo Eitzen & Co. AS                                     333            3,318
DnB NOR ASA                                               5,751           71,395
Ekornes ASA                                                 303            5,868
Norske Skogindustrier ASA                                 1,212           17,773
Sparebanken Midt-Norge                                      303            3,640
Storebrand ASA                                            1,515           15,643
Veidekke ASA                                                150            4,990
                                                                     -----------
Total Norway                                                             141,094
                                                                     -----------

Portugal - 0.9%
CIMPOR-Cimentos de Portugal, SGPS, S.A.                   2,325           15,489
EDP-Energias de Portugal, S.A.                           13,062           51,274
Portugal Telecom, SGPS, S.A.                              5,793           69,924
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.           1,248            2,920
Semapa-Sociedade de Investimento e Gestao, SGPS             618            6,519
                                                                     -----------
Total Portugal                                                           146,126
                                                                     -----------

Spain - 5.4%
Antena 3 de Television, S.A.                                936           21,375
Banco Santander Central Hispano S.A.                     23,100          337,310
Endesa S.A.                                               3,174          110,349
Gas Natural SDG S.A.                                      1,473           44,958
Gestevision Telecinco S.A.                                1,596           38,264
Iberdrola S.A.                                            3,006          103,509
Telefonica Publicidad e Informacion S.A.                  1,743           18,877
Telefonica S.A.                                          10,299          171,458
                                                                     -----------
Total Spain                                                              846,100
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Sweden - 3.5%
Axfood AB                                                   303      $     8,707
Castellum AB                                                909            9,306
Electrolux AB Series B                                    1,212           17,498
Fabege AB                                                   606           11,273
ForeningsSparbanken AB                                    2,118           55,571
H&M Hennes & Mauritz AB Class B                           2,724          105,504
Holmen AB Class B                                           303           12,240
Industrivarden AB Class C                                   303            7,971
Kungsleden AB                                               909           10,663
Nordea Bank AB                                           10,596          126,503
Ratos AB  Class B                                           606            8,875
Scania AB  Class A                                          606           27,215
Skanska AB  Class B                                       1,818           28,014
Svenska Cellulosa Aktiebolaget SCA Class B                  606           25,028
Svenska Handelsbanken Class A                             2,421           62,344
Volvo AB  Class A                                           606           29,192
                                                                     -----------
Total Sweden                                                             545,904
                                                                     -----------

Switzerland - 0.7%
Ciba Specialty Chemicals Holding Inc.                       297           16,523
EMS-Chemie Holding AG                                        75            8,143
Swisscom AG                                                 252           82,800
                                                                     -----------
Total Switzerland                                                        107,466
                                                                     -----------

United Kingdom - 46.3%
Alliance & Leicester PLC                                  5,706          123,054
Aviva PLC                                                 9,927          140,550
Barclays PLC                                             31,677          360,024
BP PLC                                                   72,651          847,213
British American Tobacco PLC                              8,346          210,243
BT Group PLC                                             45,459          201,158
Centrica PLC                                             23,661          124,832
Compass Group PLC                                        28,425          137,874

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Diageo PLC                                               11,055      $   185,963
Gallaher Group PLC                                        8,121          126,921
GUS PLC                                                   7,461          133,303
Hanson PLC                                                9,879          119,954
HBOS PLC                                                 17,262          300,113
HSBC Holdings PLC                                        53,349          938,861
Imperial Tobacco Group PLC                                4,017          124,001
Kingfisher PLC                                           29,940          132,071
Legal & General Group PLC                                54,336          128,888
Lloyds TSB Group PLC                                     43,194          424,613
National Grid PLC                                        13,638          147,561
Old Mutual PLC                                           43,008          129,858
Pearson PLC                                               9,246          125,948
Rentokil Initial PLC                                     46,410          133,907
Royal Bank of Scotland Group (The) PLC                   12,792          420,665
Royal Dutch Shell PLC  Class A                           14,385          483,746
Scottish & Southern Energy PLC                            5,859          124,728
Scottish Power PLC                                       11,790          127,130
Smiths Group PLC                                          7,833          129,084
Unilever PLC                                              5,745          129,208
Vodafone Group PLC                                      243,291          518,601
                                                                     -----------
Total United Kingdom                                                   7,230,072
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $14,670,535)                               15,585,620
                                                                     ===========

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
United States - 0.0%
Columbia Cash Reserves Fund, 4.71%* (Cost: $5,000)        5,000            5,000
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $14,675,535)**         15,590,620
                                                                     ===========

Foreign Cash and Other Assets in Excess of Liabilities - 0.2%             25,256
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $15,615,876
================================================================================
*Rate shown represents annualized 7-day yield as of June 30, 2006.
**Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

                          Portfolio Holdings by Sector
                   WisdomTree Europe High-Yielding Equity Fund
                            June 30, 2006 (unaudited)

Sector Breakdown*                                US $ Value     % of Net Assets
-------------------------------------------------------------------------------
Financials                                      $ 6,602,390               42.3%
Telecommunication Services                        2,360,724               15.1
Energy                                            2,059,413               13.2
Utilities                                         1,386,965                8.9
Consumer Discretionary                            1,359,216                8.7
Consumer Staples                                    999,070                6.4
Industrials                                         439,815                2.8
Materials                                           363,262                2.3
Information Technology                                8,748                0.1
Health Care                                           6,017                0.0#
Short-Term Investment                                 5,000                0.0#
Foregin Cash and Other Assets in Excess
  of Liabilities                                     25,256                0.2
                                                -----------             ------
                                                $15,615,876              100.0%
                                                ===========             ======

----------
* A sector may comprise several industries.
# Represents less than 0.05%.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
Austria - 0.8%
AT&S Austria Technologie & Systemtechnik AG                 912      $    18,343
Flughafen Wien AG                                         1,312          100,186
Schoeller-Bleckmann Oilfield Equipment AG                   312           11,809
Semperit AG Holding                                       1,172           31,845
                                                                     -----------
Total Austria                                                            162,183
                                                                     -----------

Belgium - 4.8%
Barco N.V.                                                  704           65,037
Compagnie Maritime Belge S.A.                            10,012          290,730
Cumerio                                                   1,756           35,162
Econocom Group S.A./N.V.                                  1,292           10,325
Euronav N.V.                                              8,176          251,529
EVS Broadcast Equipment S.A.                                748           36,918
Gimv N.V.                                                 2,964          172,328
Melexis N.V.                                              3,052           52,176
Tessenderlo Chemie N.V.                                   2,412           85,769
                                                                     -----------
Total Belgium                                                            999,974
                                                                     -----------

Denmark - 2.3%
Amagerbanken A/S                                            304           18,994
Auriga Industries Class B                                   808           19,598
Bang & Olufsen A/S Class B                                  404           44,668
D/S Torm A/S                                              6,456          307,653
NKT Holding A/S                                           1,008           62,981
Spar Nord Bank A/S                                        1,612           35,922
                                                                     -----------
Total Denmark                                                            489,816
                                                                     -----------

Finland - 5.2%
Amer Sports Oyj                                           4,236           88,449
Aspo Oyj                                                  3,028           24,237
CapMan Oyj Class B                                        4,036           12,644
Citycon Oyj                                              12,104           55,871

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Comptel PLC                                               4,540      $     9,869
Elcoteq SE                                                1,612           32,464
Elektrobit Group Oyj                                      7,668           21,766
Finnair Oyj                                               4,036           62,702
Finnlines Oyj                                             1,612           31,227
Fiskars Oyj Abp Class A                                   4,640           60,041
Hk-Ruokatalo Oyj Class A                                  1,612           19,602
KCI Konecranes Oyj                                        2,016           36,295
Kemira GrowHow Oyj                                        7,264           41,332
Kyro Oyj Abp                                              3,228           17,335
Lassila & Tikanoja Oyj                                    2,016           41,708
M-real Oyj Class B                                       16,140           79,867
Perlos Oyj                                                1,412           13,378
PKC Group Oyj                                             1,212           20,069
Ponsse Oyj                                                1,776           27,478
Poyry Oyj                                                 4,440           47,689
Raisio PLC Class V                                        8,068           17,125
Rakentajain Konevuokraam Class B                          1,212           20,844
Ramirent Oyj                                                808           32,028
Rapala VMC Oyj                                            1,212            9,515
Scanfil Oyj                                               3,632           12,864
Sponda Oyj                                                9,684           99,060
Stockmann Oyj Abp Class B                                 1,936           78,571
Talentum Oyj                                              7,668           31,767
Technopolis PLC                                           1,612           12,161
Vacon PLC                                                   404           11,396
Vaisala Oyj Class A                                         808           24,796
                                                                     -----------
Total Finland                                                          1,094,150
                                                                     -----------

France - 3.0%
Acanthe Developpement S.A.                               13,572           67,506
Alain Afflelou S.A.                                         824           36,771
Assystem                                                    708           19,862
Bacou Dalloz                                                128           15,237

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Canal Plus S.A.                                           9,420      $    93,227
CFF RECYCLING                                               772           28,133
FONCIA Groupe                                               812           35,810
Groupe Steria SCA                                           276           14,557
Haulotte Group                                              404           11,597
Ingenico                                                    524           11,524
Kaufman & Broad S.A.                                        804           43,794
Lectra                                                    2,136           14,339
Manitou BF S.A.                                           1,940           89,921
Oberthur Card Systems S.A.                                4,216           31,644
Provimi S.A.                                                520           17,221
Rodriguez Group                                             372           20,353
Ste Industrielle d'Aviation Latecoere S.A.                  656           23,872
Trigano S.A.                                                672           35,659
Viel et Compagnie                                         5,132           29,660
                                                                     -----------
Total France                                                             640,687
                                                                     -----------

Germany - 5.8%
AWD Holding AG                                            3,376          113,184
Balda AG                                                  1,644           19,529
BayWa AG                                                    792           21,327
Bechtle AG                                                  956           19,412
Comdirect Bank AG                                         7,748           74,897
Curanum AG                                                1,004           10,206
DAB Bank AG                                               3,612           31,036
Deutsche Beteiligungs AG                                    648           13,506
Deutsche Euroshop AG                                      1,228           85,418
ElringKlinger AG                                            772           37,856
Gerry Weber International AG                                868           19,145
Grammer AG                                                  960           23,936
H&R WASAG AG                                                520           19,063
IDS Scheer AG                                               672           13,250
Indus Holding AG                                          1,484           52,903
Kloeckner-Werke AG                                        7,952          120,489

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Krones AG                                                   268      $    33,576
Leoni AG                                                  1,124           42,268
Medion AG                                                 1,688           22,102
MPC Muenchmeyer Petersen Capital AG                       1,404          103,979
MVV Energie AG                                            3,468           93,122
Norddeutsche Affinerie AG                                 3,556           87,027
Sixt AG                                                     452           26,008
Software AG                                               1,060           55,136
Takkt AG                                                  1,720           27,381
Vossloh AG                                                  888           45,009
                                                                     -----------
Total Germany                                                          1,210,765
                                                                     -----------

Ireland - 1.2%
Abbey PLC                                                 1,836           22,073
Fyffes PLC                                               35,040           61,892
Glanbia PLC                                              12,620           36,630
Greencore Group PLC                                      12,660           59,207
McInerney Holdings PLC                                    1,244           17,567
Paddy Power PLC                                           1,456           25,208
United Drug PLC                                           6,212           26,541
                                                                     -----------
Totla Ireland                                                            249,118
                                                                     -----------

Italy - 6.8%
Aedes SPA                                                 6,080           40,076
AEM Torino SpA                                           16,864           43,514
Amga SpA                                                 12,164           26,441
Astaldi SpA                                               2,892           17,334
Azimut Holding SpA                                        1,648           17,174
Banca IFIS SpA                                            1,052           14,797
Banca Intermobiliare SpA                                  8,816           96,719
Banca Popolare dell'Etruria e del Lazio                   1,572           29,889
Banca Popolare di Intra                                   1,356           20,615
Banca Profilo SpA                                        14,968           43,828
Banco di Desio e della Brianza SpA                        2,892           23,260

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Brembo SpA                                                3,648      $    36,267
Caltagirone Editore SpA                                   6,960           59,048
Caltagirone SpA                                           1,428           16,324
Cam Finanziara SpA                                       11,308           25,101
Cementir SpA                                              4,464           32,906
Cofide SpA                                               19,512           25,348
Credito Artigiano SpA                                    10,384           43,816
Cremonini SpA                                            29,308           78,509
Ergo Previdenza SpA                                       6,176           34,904
Fiera Milano SpA                                          2,220           25,562
Gewiss SpA                                                2,876           22,947
GranitiFiandre SpA                                          996           10,717
IMMSI SpA                                                 7,128           20,006
Indesit Co., SpA                                          7,556           82,944
Industria Macchine Automatiche SpA                        2,588           33,588
Interpump SpA                                             3,500           30,656
Isagro SpA                                                1,000           10,204
Marzotto SpA                                              3,396           13,135
Mirato SpA                                                1,008           11,316
Mittel SpA                                                3,136           19,849
Monrif SpA                                                7,588           11,643
Navigazione Montanari SpA                                 5,092           21,811
Permasteelisa SpA                                         1,100           19,551
Piccolo Credito Valtellinese Scarl                        6,364           87,883
Premafin Finanziaria SpA                                  3,848           10,714
Premuda SpA                                              11,112           21,597
Recordati SpA                                             8,508           62,118
Societa Iniziative Autostradali e Servizi SpA             9,600          120,971
Sogefi SpA                                                6,668           46,637
Sol SpA                                                   2,560           14,403
Vittoria Assicurazioni SpA                                  836           11,491
                                                                     -----------
Total Italy                                                            1,435,613
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Netherlands - 5.6%
Arcadis N.V.                                                508      $    24,072
Beter BED Holdings N.V.                                   1,440           36,125
Binck N.V.                                                  764           13,315
Eurocommercial Properties N.V.                            3,680          140,975
Getronics N.V.                                            2,044           21,980
Heijmans N.V.                                             1,696           84,141
Imtech N.V.                                               1,436           69,406
Koninklijke Wessanen N.V.                                 7,992          108,730
Macintosh Retail Group N.V.                               1,012           33,747
Nieuwe Steen Investments N.V.                             4,776          128,243
OCE N.V.                                                  7,932          116,433
Smit Internationale N.V.                                    620           43,602
Telegraaf Media Groep N.V.                                2,044           55,251
Ten Cate N.V.                                             1,096           32,162
Univar N.V.                                               1,176           55,712
Van der Moolen Holding N.V.                               1,844           13,416
Vastned Offices                                           2,392           84,110
Vastned Retail N.V.                                       1,332          108,151
Wegener N.V.                                                872           12,990
                                                                     -----------
Total Netherlands                                                      1,182,561
                                                                     -----------

Norway - 3.8%
ABG Sundal Collier ASA                                   60,524           92,207
Acta Holding ASA                                         44,384          141,228
Aker Yards AS                                             1,612          113,466
Aktiv Kapital ASA                                         3,228           56,544
Camillo Eitzen & Co. AS                                   3,552           35,391
EDB Business Partner ASA                                  1,612           12,823
Ekornes ASA                                               4,440           85,980
Expert ASA                                                1,612           22,020
Hafslund ASA Class B                                      2,016           29,806
Leroy Seafood Group ASA                                     404            7,661
P4 Radio Hele Norge ASA                                   2,016            7,452

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Solstad Offshore ASA                                        404      $     7,661
Sparebanken Midt-Norge                                    7,264           87,260
Tomra Systems ASA                                         2,420           19,640
Veidekke ASA                                              2,420           80,503
                                                                     -----------
Total Norway                                                             799,642
                                                                     -----------

Portugal - 1.2%
Corticeira Amorim S.A.                                    6,880           17,506
Finibanco Holding SGPS S.A.                               4,856           13,660
Mota Engil SGPS S.A.                                      9,188           48,520
SAG GEST-Solucoes Automovel Globais SGPS S.A.            23,792           55,672
Semapa-Sociedade de Investimento e Gestao                11,800          124,477
                                                                     -----------
Total Portugal                                                           259,835
                                                                     -----------

Spain - 1.5%
Campofrio Alimentacion S.A.                               3,868           67,510
Dinamia                                                     668           17,125
Europistas Concesionaria Espanola S.A.                    5,932           38,607
Faes Farma S.A.                                           1,476           35,406
Grupo Duro Felguera S.A.                                  2,352           12,421
Grupo Empresarial Ence S.A.                               1,376           52,730
Miquel y Costas                                             368           10,822
Prosegur Cia de Seguridad S.A.                            1,928           48,072
Tubacex S.A.                                              2,124           12,683
Tubos Reunidos S.A.                                       1,164           17,816
                                                                     -----------
Total Spain                                                              313,192
                                                                     -----------

Sweden - 10.4%
AddTech AB Class B                                        1,612           24,392
Avanza AB                                                   808           15,143
Axfood AB                                                 4,840          139,083
Bergman & Beving AB Class B                                 808           16,657
Bilia AB Class A                                          3,228           44,364
Billerud AB                                               3,228           42,795

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Brostrom AB Class B                                       3,228      $    63,633
Cardo AB                                                  2,016           65,768
Castellum AB                                             12,912          132,195
Clas Ohlson AB Class B                                    2,016           41,980
Concordia Maritime AB Class B                             1,612           10,003
D Carnegie AB                                             8,876          162,649
Fabege AB                                                10,492          195,174
Gambro AB Class B                                         2,420           38,298
Gunnebo AB                                                1,612           17,903
Haldex AB                                                   808           17,386
HIQ International AB                                      5,648           30,735
Hoganas AB Class B                                        3,228           80,213
Hufvudstaden AB Class A                                  10,088           77,374
Industrivarden AB Class C                                 4,036          106,174
Intrum Justitia AB                                        4,840           48,041
Invik & Co. AB                                              808           13,068
JM AB                                                     3,232           51,373
Klovern AB                                               10,088           30,109
Kungsleden AB                                            12,912          151,464
Munters AB                                                1,008           33,654
NCC AB Class B                                            3,632           87,731
Nibe Industrier AB Class B                                1,616           16,937
Nolato AB Class B                                         1,612           17,679
Novestra AB                                               6,052           20,668
ORC Software AB                                           1,612           11,637
Oresund Investment AB                                     4,440           89,990
Peab AB                                                   4,036           65,554
Q-Med AB                                                  1,612           21,035
SkiStar AB                                                2,420           33,931
Ssab Svenskt Stal AB Series B                             3,636           68,647
Svenska Handelsbanken Class B                             1,212           31,547
Wallenstam Byggnads AB Class B                            2,420           33,091
WM-data AB Class B                                       12,104           37,303
                                                                     -----------
Total Sweden                                                           2,185,378
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Switzerland - 0.3%
Ascom Holding AG                                          1,084      $    11,327
Kudelski S.A.                                               924           22,289
Swiss Steel AG                                              400           19,592
                                                                     -----------
Totla Switzerland                                                         53,208
                                                                     -----------

United Kingdom - 47.0%
Abacus Group PLC                                          6,816           18,279
Abbot Group PLC                                           6,560           36,126
Aero Inventory PLC                                        2,824           15,826
Aga Foodservice Group PLC                                 6,216           44,320
Aggreko PLC                                              13,308           70,703
Alba PLC                                                  4,748           18,178
Alexon Group PLC                                          5,044           13,317
Alfred McAlpine PLC                                       6,180           50,979
Alphameric PLC                                            8,292           11,157
Amstrad PLC                                               6,684           22,994
Anglo Pacific Group PLC                                   6,612           15,745
Arla Foods UK PLC                                        34,616           32,812
Atkins WS PLC                                             3,444           53,029
Atrium Underwriting PLC                                   5,300           19,434
Babcock International Group PLC                           6,504           39,697
Beazley Group PLC                                        30,408           59,616
Bespak PLC                                                1,888           21,353
Big Yellow Group PLC                                      1,864           14,480
Blacks Leisure Group PLC                                  1,680           16,841
Body Shop International PLC                               9,416           52,159
Bodycote International PLC                               16,480           77,192
Bovis Homes Group PLC                                     7,228          107,349
BPP Holdings PLC                                          3,604           26,313
Brewin Dolphin Holdings PLC                              12,044           40,487
Brit Insurance Holdings PLC                              50,224          244,770
British Polythene Industries                              2,116           23,462

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
BSS Group PLC                                             3,400      $    19,903
Business Post Group PLC                                   6,332           49,363
Capital & Regional PLC                                    2,540           47,519
Carillion PLC                                            14,692           85,325
Carpetright PLC                                           5,504          129,081
Castings PLC                                              3,168           16,187
Centaur Media PLC                                         5,516           10,661
Charles Taylor Consulting PLC                             2,112           15,029
Chaucer Holdings PLC                                     30,748           34,122
Chemring Group PLC                                          716           15,487
Chesnara PLC                                             16,968           56,176
Chloride Group PLC                                       10,500           19,663
Christian Salvesen PLC                                   33,580           42,854
Clarkson PLC                                              1,044           16,509
Clinton Cards PLC                                        28,732           28,298
Communisis PLC                                           18,788           26,583
Computacenter PLC                                        14,124           61,846
Cranswick PLC                                             2,276           28,288
Crest Nicholson PLC                                       6,368           60,097
Croda Internationa PLC                                    7,396           59,334
Dairy Crest Group PLC                                    12,536          116,741
Dart Group PLC                                            1,360           10,074
Datamonitor PLC                                           2,520           17,805
Davis Service Group PLC                                  14,640          127,738
Dawson Holdings PLC                                       8,200           17,896
De La Rue PLC                                            12,836          129,744
De Vere Group PLC                                         3,128           50,102
Dechra Pharmaceuticals PLC                                2,676           11,879
Delta PLC                                                 8,820           19,331
Derwent Valley Holdings PLC                               1,004           29,117
Devro PLC                                                13,436           29,075
Diploma PLC                                               1,308           17,660
Domestic & General Group PLC                              2,368           42,352
Domino Printing Sciences PLC                              5,968           31,376

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Domino's Pizza UK & IRL PLC                               1,692      $    14,536
DS Smith PLC                                             47,852          132,757
DTZ Holdings PLC                                          1,448           18,211
DX Services PLC                                           2,408           14,630
E2V Technologies PLC                                      3,072           13,466
Elementis PLC                                            12,996           18,929
Ennstone PLC                                             18,480           16,663
Enterprise PLC                                            3,112           24,692
Erinaceous Group PLC                                      4,488           24,902
Euromoney Institutional Investor PLC                      7,928           63,528
European Motor Holdings PLC                               2,820           23,471
Expro International Group PLC                             2,432           30,565
Fenner PLC                                               10,296           37,848
Filtrona PLC                                             10,088           54,296
Findel PLC                                                5,612           58,801
FKI PLC                                                  52,728          104,350
Forth Ports PLC                                           2,564           86,973
French Connection Group PLC                               5,808           20,706
Future PLC                                               30,816           22,513
Galliford Try PLC                                        11,560           24,588
Game Group PLC                                           22,100           33,415
Games Workshop Group PLC                                  4,468           22,478
GCAP Media PLC                                           14,200           60,538
Genus PLC                                                 1,996           15,985
Go-Ahead Group PLC                                        3,168          115,195
Grainger Trust PLC                                        2,692           24,646
Great Portland Estates PLC                                8,548           79,050
Greggs PLC                                                  748           55,339
Halfords Group PLC                                       20,688          114,025
Halma PLC                                                28,724          105,058
Hardy Underwriting Group PLC                              3,060           12,013
Hardys & Hansons PLC                                      1,144           22,174
Headlam Group PLC                                         6,184           58,160
Helical Bar PLC                                           2,004           13,899

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Helphire PLC                                              4,632      $    32,898
Highway Insurance Holdings PLC                           32,404           44,650
Hill & Smith Holdings PLC                                 2,992           13,295
Hiscox PLC                                               22,292           85,965
Hitachi Capital UK PLC                                    4,668           18,433
HMV Group PLC                                            36,140          114,969
Holidaybreak PLC                                          3,872           47,624
Homeserve PLC                                             1,736           49,768
Hornby PLC                                                2,656           12,207
House Of Fraser PLC                                      23,112           56,853
Hunting PLC                                               3,996           28,732
Huntleigh Technology PLC                                  2,476           16,314
IG Group Holdings PLC                                     4,684           18,409
Interior Services Group PLC                               2,016            9,769
Intermediate Capital Group PLC                            5,112          127,357
Interserve PLC                                            8,900           62,552
iSOFT Group PLC                                          14,368           20,529
ITE Group PLC                                            11,800           25,589
J D Wetherspoon PLC                                       3,984           31,630
James Fisher & Sons PLC                                   2,212           17,838
James Halstead PLC                                        5,668           39,207
Jardine Lloyd Thompson Group PLC                         26,020          179,026
JJB Sports PLC                                           27,700           91,834
John Laing PLC                                            5,968           31,238
John Menzies PLC                                          4,448           38,008
Johnson Service Group PLC                                 5,708           43,496
Keller Group PLC                                          2,852           30,647
Kensington Group PLC                                      2,264           43,130
Kier Group PLC                                            1,212           33,782
Kiln PLC                                                 22,892           36,518
Laird Group PLC                                           9,432           68,035
Liontrust Asset Management PLC                            2,068           12,679
London Merchant Securities                               18,148           67,467
London Scottish Bank PLC                                 15,956           32,315
Lookers PLC                                               1,280           18,703

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Luminar PLC                                               4,704      $    48,200
Majestic Wine PLC                                         2,700           14,432
Marshalls PLC                                            11,968           68,620
Matalan PLC                                              45,988          143,746
Mcbride PLC                                              11,312           37,189
McCarthy & Stone PLC                                      5,636           95,745
McKay Securities PLC                                      2,668           20,466
Metal Bulletin PLC                                        2,316           13,054
Metalrax Group PLC                                       20,848           26,510
Minerva PLC                                               2,872           13,545
Mitie Group PLC                                          12,684           43,811
MJ Gleeson Group PLC                                      2,180           15,937
Morgan Sindall PLC                                        2,064           43,595
Morse PLC                                                15,816           22,963
Mothercare PLC                                            3,920           23,563
MP Evans Group PLC                                        3,492           16,260
N Brown Group PLC                                        17,796           70,437
Nichols PLC                                               3,588           14,911
Northern Foods PLC                                      102,216          150,298
Northgate PLC                                             2,984           57,729
Numis Corp PLC                                            2,232           11,229
Office2office PLC                                         2,960           12,729
Paragon Group of Cos. PLC                                 4,944           59,803
Pendragon PLC                                             6,556           72,451
Photo-Me International PLC                               19,104           37,454
Premier Farnell PLC                                      38,064          124,786
Premier Foods PLC                                        23,412          132,178
Primary Health Properties PLC                             1,528           11,382
Psion PLC                                                 4,140           11,792
PZ Cussons PLC                                            2,440           62,594
Quintain Estates & Development PLC                        4,872           58,211
RAB Capital PLC                                           8,372           12,929
Rathbone Brothers PLC                                     2,520           52,062
Redrow PLC                                                8,448           77,773

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Renishaw PLC                                              3,464      $    54,778
Rensburg Sheppards PLC                                    1,580           19,521
Restaurant Group PLC                                     10,872           40,770
Ricardo PLC                                               3,460           17,230
RM PLC                                                    5,172           15,592
Robert Walters PLC                                        2,148            9,694
Robert Wiseman Dairies PLC                                3,936           27,882
ROK PLC                                                   1,344           13,125
Rotork PLC                                                4,064           51,488
royalblue group PLC                                         780           10,863
RPC Group PLC                                             6,620           28,651
RPS Group PLC                                             4,724           18,916
Savills PLC                                               6,344           68,348
Schroders PLC                                             3,456           59,957
ScS Upholstery PLC                                        2,596           21,366
Senior PLC                                               22,688           24,024
Severfield-Rowen PLC                                      1,044           24,639
Shaftesbury PLC                                           2,884           27,417
Shanks Group PLC                                         17,740           55,779
SMG PLC                                                  19,472           29,442
Songbird Estates PLC Class B                             61,196          239,386
Spectris PLC                                              6,404           72,548
Speedy Hire PLC                                           1,500           24,275
Spirax-Sarco Engineering PLC                              3,984           66,944
SSL International PLC                                     8,988           49,414
St. Ives Group PLC                                       17,436           68,932
St. Modwen Properties PLC                                 4,916           41,098
Stanley Leisure PLC                                       3,792           45,167
T. Clarke PLC                                             3,588           16,076
TDG PLC                                                  11,596           48,149
Ted Baker PLC                                             2,068           19,182
Thorntons PLC                                             8,580           20,670
Titan Europe PLC                                          4,064           17,701
Topps Tiles PLC                                          20,812           85,454

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Tribal Group PLC                                          2,724      $     9,963
TT electronics PLC                                       21,372           73,128
Ultra Electronics Holdings PLC                            2,292           41,035
Umbro PLC                                                 9,260           24,149
Umeco PLC                                                 2,676           22,656
Uniq PLC                                                 13,076           36,519
UNITE Group PLC                                           1,608           11,933
UTV PLC                                                   3,512           22,085
Victrex PLC                                               3,264           46,484
Vitec Group (The) PLC                                     2,632           21,164
Vp PLC                                                    2,088           11,933
VT Group PLC                                              8,284           74,617
Wagon PLC                                                10,396           44,561
Warner Estate Holdings PLC                                3,360           42,507
Wellington Underwriting PLC                              43,092           69,539
WH Smith PLC                                             11,212          100,990
Whatman PLC                                               4,264           24,980
White Young Green PLC                                     1,752           11,520
Wilmington Group PLC                                      3,704           13,393
Wincanton PLC                                             9,404           54,006
Woolworths Group PLC                                    159,748           93,070
Workspace Group PLC                                       4,256           28,495
WSP Group PLC                                             2,024           15,723
Xansa PLC                                                30,080           41,309
XP Power PLC                                              1,528           11,071
Yule Catto & Co. PLC                                     14,608           61,399
Zetex PLC                                                 8,960           11,186
                                                                     -----------
Total United Kingdom                                                   9,891,976
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $19,974,972)                               20,968,098
                                                                     ===========

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE EUROPE SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
United States - 0.2%
Columbia Cash Reserves Fund, 4.71%* (Cost: $33,682)      33,682      $    33,682
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $20,008,654)**         21,001,780
                                                                     ===========

Cash, Foreign Cash and Other Assets in Excess of Liabilities - 0.1%       25,805
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $21,027,585
================================================================================
* Rate shown represents annualized 7-day yield as of June 30, 2006.
**Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

                          Portfolio Holdings by Sector
                    WisdomTree Europe SmallCap Dividend Fund
                            June 30, 2006 (unaudited)

Sector Breakdown*                                  US $ Value   % of Net Assets
-------------------------------------------------------------------------------
Financials                                        $ 5,686,443              27.0%
Industrials                                         5,094,486              24.2
Consumer Discretionary                              4,259,532              20.3
Information Technology                              1,592,855               7.6
Materials                                           1,552,644               7.4
Consumer Staples                                    1,474,008               7.0
Energy                                                786,169               3.7
Health Care                                           329,078               1.6
Utilities                                             192,883               0.9
Short-Term Investment                                  33,682               0.2
Cash, Foreign Cash and Other Assets in Excess
  of Liabilities                                       25,805               0.1
                                                  -----------            ------
                                                  $21,027,585             100.0%
                                                  ============           ======

----------
* A sector may comprise several industries.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
Japan - 100.0%
COMMON STOCKS - 100.0%
Consumer Discretionary - 22.9%
Aisin Seiki Co., Ltd.                                    1,200       $    35,691
Bridgestone Corp.                                        4,400            84,871
Canon Marketing Japan, Inc.                              1,600            33,032
Casio Computer Co., Ltd.                                 2,000            38,228
Daihatsu Motor Co., Ltd.                                 4,000            35,621
Daimaru, Inc.                                            4,000            53,046
Daito Trust Construction Co., Ltd.                         800            44,369
Daiwa House Industry Co., Ltd.                           4,000            64,034
Denso Corp.                                              4,800           157,040
Fast Retailing Co., Ltd.                                   800            65,433
Fuji Heavy Industries Ltd.                               8,000            46,818
Fuji Photo Film Co., Ltd.                                2,000            67,183
Hakuhodo DY Holdings, Inc.                                 400            29,462
Hikari Tsushin, Inc.                                       400            21,624
Honda Motor Co., Ltd.                                   11,200           355,649
Isetan Co., Ltd.                                         1,600            27,293
Isuzu Motors Ltd.                                       12,000            38,945
Makita Corp.                                             1,200            38,000
Marui Co., Ltd.                                          2,400            37,412
Matsushita Electric Industrial Co., Ltd.                12,000           253,510
Mazda Motor Corp.                                        4,000            25,089
NGK Spark Plug Co., Ltd.                                 4,000            80,479
NHK Spring Co., Ltd.                                     4,000            46,083
Nikon Corp.                                              4,000            69,912
Nippon Television Network Corp.                            240            32,689
Nissan Motor Co., Ltd.                                  49,600           542,361
Nitori Co., Ltd.                                           600            29,235
NOK Corp.                                                1,200            34,851
Onward Kashiyama Co., Ltd.                               4,000            61,619
Oriental Land Co., Ltd.                                    400            22,534
Pioneer Corp.                                            2,000            32,297
Sankyo Co., Ltd.                                           400            25,438
Sega Sammy Holdings, Inc.                                2,000            74,181
Sekisui Chemical Co., Ltd.                               4,000            34,571
Sekisui House Ltd.                                       4,000            54,971
Sharp Corp.                                              8,000           126,528
Shimamura Co., Ltd.                                        400            43,879
Sony Corp.                                               2,800           123,693
Stanley Electric Co., Ltd.                               1,600            33,032
Sumitomo Rubber Industries, Inc.                         2,800            30,838
Suzuki Motor Corp.                                       1,600            34,641

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
Takashimaya Co., Ltd.                                    4,000       $    50,247
Toho Co., Ltd.                                           2,000            39,977
Tokyo Broadcasting System, Inc.                          1,200            28,920
Toyoda Gosei Co., Ltd.                                   1,600            32,122
Toyota Boshoku Corp.                                     2,000            30,582
Toyota Industries Corp.                                  1,600            63,264
Toyota Motor Corp.                                      26,000         1,362,376
Yamada Denki Co., Ltd.                                     400            40,835
Yamaha Corp.                                             1,600            30,092
Yamaha Motor Co., Ltd.                                   1,200            31,387
                                                                     -----------
Total Consumer Discretionary                                           4,795,984
                                                                     -----------

Consumer Staples - 5.5%
Aeon Co., Ltd.                                           2,400            52,697
Ajinomoto Co., Inc.                                      4,000            44,334
Asahi Breweries Ltd.                                     3,200            44,984
Coca-Cola West Japan Co., Ltd.                           1,200            25,456
FamilyMart Co., Ltd.                                     1,200            34,641
ITO EN, Ltd.                                               800            29,322
Japan Tobacco, Inc.                                         40           145,913
Kao Corp.                                                4,000           104,798
Kikkoman Corp.                                           4,000            49,897
Kirin Brewery Co., Ltd.                                  4,000            62,949
Kose Corp.                                                 800            25,194
Lawson, Inc.                                             1,200            43,774
Lion Corp.                                               4,000            25,963
Meiji Dairies Corp.                                      4,000            27,958
Meiji Seika Kaisha Ltd.                                  8,000            40,799
Nippon Meat Packers, Inc.                                4,000            46,398
Nisshin Seifun Group, Inc.                               2,000            22,307
Nissin Food Products Co., Ltd.                             800            28,273
Shiseido Co., Ltd.                                       4,000            78,555
Toyo Suisan Kaisha Ltd.                                  4,000            62,704
UniCharm Corp.                                             400            22,114
UNY Co., Ltd.                                            4,000            59,030
Yakult Honsha Co., Ltd.                                  1,600            43,529
Yamazaki Baking Co., Ltd.                                4,000            35,866
                                                                     -----------
Total Consumer Staples                                                 1,157,455
                                                                     -----------

Energy - 1.6%
Cosmo Oil Co., Ltd.                                      4,000            18,020
Japan Petroleum Exploration Co.                            400            25,403
Nippon Mining Holdings, Inc.                             4,000            33,696
Nippon Oil Corp.                                        12,000            87,758
Showa Shell Sekiyu K.K.                                  4,800            56,392
TonenGeneral Sekiyu K.K.                                12,000           123,448
                                                                     -----------
Total Energy                                                             344,717
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
Financials - 15.8%
Acom Co., Ltd.                                           1,720       $    93,437
Aeon Credit Service Co., Ltd.                            1,200            29,183
Aiful Corp.                                                800            42,759
Aioi Insurance Co., Ltd.                                 4,000            30,022
Bank of Fukuoka Ltd. (The)                               4,000            30,442
Bank of Kyoto Ltd. (The)                                 4,000            43,214
Bank of Yokohama Ltd. (The)                              8,000            61,934
Chiba Bank Ltd. (The)                                    4,000            37,440
Chugoku Bank Ltd. (The)                                  4,000            54,586
Credit Saison Co., Ltd.                                    800            37,930
Daiwa Securities Group, Inc.                            12,000           143,183
Diamond Lease Co., Ltd.                                    800            39,820
Gunma Bank Ltd. (The)                                    4,000            29,742
Hachijuni Bank Ltd. (The)                                4,000            29,812
Hiroshima Bank Ltd. (The)                                4,000            24,389
Hokuhoku Financial Group, Inc.                           8,000            33,451
Iyo Bank Ltd. (The)                                      4,000            39,365
Joyo Bank Ltd. (The)                                     4,000            24,284
Leopalace21 Corp.                                          800            27,643
Mitsubishi Estate Co., Ltd.                              4,000            85,028
Mitsubishi UFJ Financial Group, Inc.                        32           447,885
Mitsubishi UFJ Securities Co.                            4,000            51,647
Mitsui Sumitomo Insurance Co., Ltd.                      8,000           100,564
Mitsui Trust Holdings, Inc.                              4,000            48,113
Mizuho Financial Group, Inc.                                28           237,344
Mizuho Trust & Banking Co., Ltd.                        12,000            29,498
Nikko Cordial Corp.                                     12,000           153,681
Nipponkoa Insurance Co., Ltd.                            4,000            34,571
Nishi-Nippon City Bank Ltd. (The)                        8,000            38,350
Nomura Holdings, Inc.                                   10,800           202,651
OMC Card, Inc.                                           2,000            28,518
ORIX Corp.                                                 120            29,340
Promise Co., Ltd.                                        1,200            69,597
SBI Holdings, Inc.                                          80            35,341
Shinko Securities Co., Ltd.                              8,000            33,871
Shinsei Bank Ltd.                                        4,000            25,369
Shizuoka Bank Ltd. (The)                                 4,000            43,249
Sompo Japan Insurance, Inc.                              4,000            55,986
Sumitomo Mitsui Financial Group, Inc.                       12           127,018
Sumitomo Trust & Banking Co., Ltd. (The)                16,000           174,955
Suruga Bank Ltd.                                         4,000            53,956
T&D Holdings, Inc.                                         800            64,733
Takefuji Corp.                                           2,000           119,319
Tokyo Tatemono Co., Ltd.                                 4,000            42,899

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
Tokyu Land Corp.                                         4,000       $    31,177
UFJ NICOS Co., Ltd.                                      4,000            32,402
Yamaguchi Bank Ltd. (The)                                4,000            57,945
                                                                     -----------
Total Financials                                                       3,307,643
                                                                     -----------

Health Care - 5.1%
Astellas Pharma, Inc.                                    3,600           132,266
Chugai Pharmaceutical Co., Ltd.                          3,200            65,363
Dainippon Sumitomo Pharma Co., Ltd.                      4,000            44,963
Eisai Co., Ltd.                                          2,400           108,122
Mediceo Paltac Holdings Co., Ltd.                        1,600            28,623
Olympus Corp.                                            4,000           107,073
Shionogi & Co., Ltd.                                     4,000            71,382
Taisho Pharmaceutical Co., Ltd.                          4,000            78,555
Takeda Pharmaceutical Co., Ltd.                          6,400           398,618
Terumo Corp.                                               800            26,733
                                                                     -----------
Total Health Care                                                      1,061,698
                                                                     -----------

Industrials - 16.8%
All Nippon Airways Co., Ltd.                             8,000            30,792
Amada Co., Ltd.                                          4,000            41,989
Asahi Glass Co., Ltd.                                    8,000           101,544
Chiyoda Corp.                                            4,000            81,879
Dai Nippon Printing Co., Ltd.                            4,000            61,934
Daikin Industries Ltd.                                     800            27,783
East Japan Railway Co.                                      20           148,712
Fanuc Ltd.                                                 800            71,942
Fuji Electric Holdings Co., Ltd.                         8,000            41,919
Fujikura Ltd.                                            4,000            44,194
Hankyu Holdings, Inc.                                    8,000            39,190
Hanshin Electric Railway Co., Ltd.                       4,000            28,518
Hino Motors Ltd.                                         4,000            23,304
Hitachi Construction Machinery Co., Ltd.                 1,600            38,560
Hitachi High-Technologies Corp.                          1,200            36,531
ITOCHU Corp.                                            12,000           105,498
Japan Steel Works Ltd. (The)                             4,000            27,433
JGC Corp.                                                4,000            68,897
JS Group Corp.                                           3,200            67,323
JTEKT Corp.                                              1,600            30,932
Kajima Corp.                                             8,000            36,741
Kamigumi Co., Ltd.                                       4,000            30,407
Kawasaki Heavy Industries Ltd.                          12,000            40,415
Kawasaki Kisen Kaisha Ltd.                               8,000            46,328
Keihin Electric Express Railway Co., Ltd.                4,000            28,343
Keio Corp.                                               4,000            25,928
Kintetsu Corp.                                           8,000            26,733
Kokuyo Co., Ltd.                                         2,000            33,486

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
Komatsu Ltd.                                             4,000       $    79,605
Kubota Corp.                                             8,000            75,931
Kurita Water Industries Ltd.                             1,600            32,892
Marubeni Corp.                                           8,000            42,689
Matsushita Electric Works Ltd.                           4,000            44,474
MINEBEA CO., LTD.                                        4,000            21,799
Mitsubishi Corp.                                        10,000           199,886
Mitsubishi Electric Corp.                                8,000            64,174
Mitsubishi Heavy Industries Ltd.                        16,000            69,142
Mitsubishi Logistics Corp.                               4,000            62,704
Mitsui & Co. Ltd.                                       12,000           169,637
Mitsui Engineering & Shipbuilding Co., Ltd.             12,000            36,741
Mitsui O.S.K. Lines Ltd.                                16,000           108,892
Nagoya Railroad Co., Ltd.                                8,000            26,033
NGK Insulators Ltd.                                      4,000            46,818
Nippon Express Co., Ltd.                                 8,000            43,249
Nippon Sheet Glass Co., Ltd.                             4,000            22,254
Nippon Yusen KK                                         16,000           104,133
NSK Ltd.                                                 4,000            33,206
NTN Corp.                                                4,000            31,667
Obayashi Corp.                                           4,000            27,538
Odakyu Electric Railway Co., Ltd.                        4,000            25,823
Secom Co., Ltd.                                          2,000            94,651
Seino Holdings Corp.                                     4,000            42,269
Shimizu Corp.                                            4,000            22,429
SMC Corp.                                                  400            56,650
Sumitomo Corp.                                           8,000           105,603
Sumitomo Electric Industries Ltd.                        2,800            41,051
Sumitomo Heavy Industries Ltd.                           4,000            37,021
Taisei Corp.                                             8,000            29,253
THK Co., Ltd.                                            1,200            35,796
Tobu Railway Co., Ltd.                                   8,000            38,210
Tokyu Corp.                                              4,000            23,374
Toppan Printing Co., Ltd.                                4,000            45,278
TOTO Ltd.                                                4,000            38,280
Toyota Tsusho Corp.                                      1,600            38,420
USHIO INC.                                               1,600            33,801
Yamato Holdings Co., Ltd.                                4,000            71,032
                                                                     -----------
Total Industrials                                                      3,509,660
                                                                     -----------

Information Technology - 9.8%
Advantest Corp.                                            400            40,800
Canon, Inc.                                              9,000           441,674
Citizen Watch Co., Ltd.                                  3,200            29,029
CSK Holdings Corp.                                         800            36,531
Fujitsu Ltd.                                             8,000            62,074

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
Hirose Electric Co., Ltd.                                  400       $    48,638
Hitachi Ltd.                                            28,000           185,173
Hoya Corp.                                               3,200           113,931
IBIDEN Co., Ltd.                                           800            38,490
Keyence Corp.                                              400           102,244
Konami Corp.                                             1,600            35,341
Kyocera Corp.                                            1,200            93,006
NEC Corp.                                               12,000            64,033
Nippon Electric Glass Co., Ltd.                          4,000            80,304
Nomura Research Institute Ltd.                             400            49,547
Oracle Corp. Japan                                       2,000            93,601
Otsuka Corp.                                               400            45,138
Ricoh Co., Ltd.                                          4,000            78,555
Seiko Epson Corp.                                        1,200            32,752
Sumco Corp.                                                400            22,814
TDK Corp.                                                  800            60,884
Tokyo Electron Ltd.                                        800            55,986
Toshiba Corp.                                           16,000           104,553
Trend Micro, Inc.                                        2,000            67,533
Yahoo Japan Corp.                                           64            33,927
Yokogawa Electric Corp.                                  2,400            34,242
                                                                     -----------
Total Information Technology                                           2,050,800
                                                                     -----------

Materials - 8.6%
Asahi Kasei Corp.                                        8,000            52,277
Daicel Chemical Industries Ltd.                          4,000            32,717
Daido Steel Co., Ltd.                                    4,000            31,422
Dainippon Ink & Chemicals, Inc.                          8,000            30,022
Hitachi Chemical Co., Ltd.                               1,200            31,492
Hitachi Metals Ltd.                                      4,000            39,365
JFE Holdings, Inc.                                       3,200           135,765
JSR Corp.                                                1,200            30,337
Kaneka Corp.                                             4,000            36,391
Kobe Steel Ltd.                                         16,000            50,107
Kuraray Co., Ltd.                                        2,000            22,394
Mitsubishi Gas Chemical Co., Inc.                        4,000            45,908
Mitsubishi Materials Corp.                               8,000            34,151
Mitsubishi Rayon Co., Ltd.                               4,000            32,612
Mitsui Chemicals, Inc.                                   4,000            26,138
Mitsui Mining & Smelting Co., Ltd.                       4,000            23,619
Nippon Steel Corp.                                      48,000           181,813
Nisshin Steel Co., Ltd.                                 12,000            38,630
Nitto Denko Corp.                                          800            57,035
OJI Paper Co., Ltd.                                     12,000            68,337
Shin-Etsu Chemical Co., Ltd.                             1,200            65,293
Showa Denko K.K.                                         8,000            35,621

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN TOTAL DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares        US $ Value
--------------------------------------------------------------------------------
Sumitomo Chemical Co., Ltd.                              8,000       $    66,763
Sumitomo Metal Industries Ltd.                          44,000           181,673
Sumitomo Metal Mining Co., Ltd.                          4,000            52,207
Taiheiyo Cement Corp.                                    8,000            29,533
Taiyo Nippon Sanso Corp.                                 4,000            31,772
Teijin Ltd.                                              4,000            25,403
Tokuyama Corp.                                           4,000            59,485
Tokyo Steel Manufacturing Co., Ltd.                      1,600            35,061
Toray Industries, Inc.                                   8,000            69,492
Tosoh Corp.                                              8,000            31,912
Toyo Seikan Kaisha Ltd.                                  1,600            29,043
Ube Industries Ltd.                                     12,000            34,746
Zeon Corp.                                               4,000            47,658
                                                                     -----------
Total Materials                                                        1,796,194
                                                                     -----------

Telecommunication Services - 5.6%
Nippon Telegraph & Telephone Corp.                         100           490,749
NTT DoCoMo, Inc.                                           460           676,027
                                                                     -----------
Total Telecommunication Services                                       1,166,776
                                                                     -----------

Utilities - 8.3%
Chubu Electric Power Co., Inc.                           9,200           248,681
Chugoku Electric Power Co., Inc. (The)                   4,800           101,614
Electric Power Development Co.                           1,600            61,024
Hokkaido Electric Power Co., Inc.                        2,400            57,000
Hokuriku Electric Power Co.                              2,400            55,636
Kansai Electric Power Co., Inc. (The)                   10,800           241,858
Kyushu Electric Power Co., Inc.                          6,800           158,229
Osaka Gas Co., Ltd.                                     20,000            64,384
Shikoku Electric Power Co., Inc.                         2,800            62,826
Toho Gas Co., Ltd.                                       8,000            34,921
Tohoku Electric Power Co., Inc.                          5,600           122,959
Tokyo Electric Power Co., Inc. (The)                    16,000           442,287
Tokyo Gas Co., Ltd.                                     20,000            94,301
                                                                     -----------
Total Utilities                                                        1,745,720
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $19,747,234)                               20,936,647
                                                                     ===========

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
Columbia Cash Reserves Fund, 4.71%* (Cost: $3,186)       3,186             3,186
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 100.0%  (Cost: $19,750,420)**       20,939,833
                                                                     ===========

Other Assets in Excess of Liabilities - 0.0%                               4,440
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $20,944,273
================================================================================
* Rate shown represents annualized 7-day yield as of June 30, 2006.
**Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Japan - 99.9%
COMMON STOCKS - 99.9%
Consumer Discretionary - 27.1%
Arnest One Corp.                                            400      $    11,337
Best Denki Co., Ltd.                                      8,000           28,133
Bosch Corp.                                               8,000           39,330
Cleanup Corp.                                             1,200           10,697
Daidoh Ltd.                                                 800           11,631
Daikoku Denki Co., Ltd.                                     400           12,527
Doshisha Co., Ltd.                                          400            7,593
France Bed Holdings Co., Ltd.                             4,000            8,748
Heiwa Corp.                                               1,600           22,226
Honda Motor Co., Ltd.                                    24,000          762,105
Ichikoh Industries Ltd.                                   4,000           11,302
Iida Home Max                                               800           11,652
Impact 21 Co., Ltd.                                         400            8,170
Inaba Seisakusho Co., Ltd.                                  400            6,967
Japan General Estate Co., Ltd. (The)                        400            8,240
Kanto Auto Works Ltd.                                     1,200           14,770
Kojima Co., Ltd.                                            800           10,847
Marui Co., Ltd.                                           5,200           81,060
MOS Food Services, Inc.                                     400            5,983
Nissan Motor Co., Ltd.                                  106,000        1,159,078
PanaHome Corp.                                            4,000           30,197
Paris Miki, Inc.                                          2,000           41,727
Plenus Co., Ltd.                                            800           27,293
Ryowa Life Create Co., Ltd.                               1,600            8,118
Sanden Corp.                                              4,000           17,146
Sangetsu Co., Ltd.                                        1,200           29,497
Sankyo Seiko Co., Ltd.                                    1,200            7,033
Sega Sammy Holdings, Inc.                                 4,000          148,362
Shaddy Co., Ltd.                                            400            5,686
T RAD Co., Ltd.                                           4,000           16,026
Touei Housing Corp.                                         800           15,501

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Toyo Tire & Rubber Co., Ltd.                              4,000      $    15,641
Toyobo Co., Ltd.                                         12,000           34,011
Toyota Auto Body Co., Ltd.                                2,000           33,854
Toyota Motor Corp.                                       56,000        2,934,348
Yokohama Rubber Co., Ltd. (The)                           8,000           35,411
                                                                     -----------
Total Consumer Discretionary                                           5,632,247
                                                                     -----------

Consumer Staples - 3.9%
Aderans Co., Ltd.                                           800           21,624
Arcs Co., Ltd.                                            1,200           15,672
Circle K Sunkus Co. Ltd.                                  1,600           34,641
Coca-Cola West Japan Co., Ltd.                            1,600           33,941
FamilyMart Co., Ltd.                                      1,600           46,188
Hokuto Corp.                                                800           13,052
Kao Corp.                                                12,000          314,394
Lawson, Inc.                                              2,400           87,548
Mandom Corp.                                                800           19,350
Mikuni Coca-Cola Bottling Co., Ltd.                       1,200           13,657
Ministop Co., Ltd.                                          800           15,256
Morinaga & Co., Ltd.                                      4,000           11,022
Nippon Beet Sugar Manufacturing Co., Ltd.                 4,000           12,212
Shiseido Co., Ltd.                                        8,000          157,110
Showa Sangyo Co., Ltd.                                    4,000           10,497
                                                                     -----------
Total Consumer Staples                                                   806,164
                                                                     -----------

Energy - 2.9%
Cosmo Oil Co., Ltd.                                      12,000           54,061
Itochu Enex Co., Ltd.                                     2,000           12,737
Mitsuuroko Co., Ltd.                                      1,200            8,618
Nippon Oil Corp.                                         28,000          204,768
Showa Shell Sekiyu K.K.                                  10,400          122,182
TonenGeneral Sekiyu K.K.                                 20,000          205,747
                                                                     -----------
Total Energy                                                             608,113
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Financials - 8.6%
Acom Co., Ltd.                                            3,720      $   202,084
Bank of Yokohama Ltd. (The)                              16,000          123,868
Daiwa Kosho Lease Co., Ltd.                               4,000           26,663
Daiwa Securities Group, Inc.                             24,000          286,367
Ehime Bank Ltd. (The)                                     4,000           16,796
Fuji Fire & Marine Insurance Co., Ltd. (The)              8,000           33,102
Hitachi Capital Corp.                                     2,800           48,987
Hokuetsu Bank Ltd. (The)                                  8,000           20,645
Ichiyoshi Securities Co., Ltd.                            1,200           18,171
Japan Securities Finance Co., Ltd.                        2,000           23,759
Marusan Securities Co., Ltd.                              1,200           18,276
Matsui Securities Co., Ltd.                               3,200           30,316
Meiwa Estate Co., Ltd.                                      400            6,361
Nikko Cordial Corp.                                      26,000          332,975
Nisshin Fire & Marine Insurance Co., Ltd. (The)           4,000           18,510
Okasan Holdings, Inc.                                     4,000           38,490
Promise Co., Ltd.                                         2,600          150,794
Sanyo Electric Credit Co., Ltd.                             800           16,901
Shinki Co., Ltd.                                          2,000           12,317
Shinko Securities Co., Ltd.                               8,000           33,871
SMBC Friend Securities Co., Ltd.                          4,000           33,591
Takefuji Corp.                                            4,280          255,344
Tokai Tokyo Securities Co., Ltd.                          4,000           23,444
Urban Corp.                                               1,200           14,507
                                                                     -----------
Total Financials                                                       1,786,139
                                                                     -----------

Health Care - 7.7%
Astellas Pharma, Inc.                                     7,600          279,228
Eisai Co., Ltd.                                           5,600          252,285
Kaken Pharmaceutical Co., Ltd.                            4,000           30,057
Nagaileben Co., Ltd.                                        400            9,028
Nihon Kohden Corp.                                          800           13,122
Paramount Bed Co., Ltd.                                     800           18,265
Seikagaku Corp.                                             800            8,839

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
SSP Co., Ltd.                                             4,000      $    23,024
Takeda Pharmaceutical Co., Ltd.                          14,800          921,804
Tanabe Seiyaku Co., Ltd.                                  4,000           49,267
                                                                     -----------
Total Health Care                                                      1,604,919
                                                                     -----------

Industrials - 10.9%
Advan Co., Ltd.                                             400            6,151
Aica Kogyo Co., Ltd.                                      1,200           15,326
Airport Facilities Co., Ltd.                              1,200            8,167
Amano Corp.                                               1,600           23,794
Central Glass Co., Ltd.                                   4,000           23,829
Daiichi Chuo Kisen Kaisha                                 8,000           14,416
Fukuyama Transporting Co., Ltd.                           4,000           13,821
Futaba Corp.                                                800           20,540
Hanwa Co., Ltd.                                           8,000           31,072
Hibiya Engineering Ltd.                                   4,000           40,100
Hino Motors Ltd.                                          8,000           46,608
Hitachi Plant Technologies Ltd.                           4,000           23,794
Idec Corp.                                                  800           13,339
Inaba Denki Sangyo Co., Ltd.                                400           13,472
Japan Pulp & Paper Co., Ltd.                              4,000           15,641
JS Group Corp.                                            7,200          151,476
Kawasaki Kisen Kaisha Ltd.                               20,000          115,820
Maruzen Showa Unyu Co., Ltd.                              4,000           14,136
Matsushita Electric Works Ltd.                            8,000           88,947
Meitec Corp.                                                800           26,103
Mitsui & Co. Ltd.                                        28,000          395,819
Mitsui O.S.K. Lines Ltd.                                 32,000          217,784
Miura Co., Ltd.                                             800           19,315
NEC Leasing Ltd.                                            400            8,835
Nippon Denwa Shisetsu Co., Ltd.                           4,000           15,046
Nippon Koei Co., Ltd.                                     4,000           11,512
Nippon Sharyo Ltd.                                        4,000            9,588
Nippon Yusen K.K.                                        36,000          234,300
Nishimatsu Construction Co., Ltd.                         8,000           29,882

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Nitto Kogyo Corp.                                           800      $    15,361
Nitto Kohki Co., Ltd.                                       400            8,608
Oiles Corp.                                                 400            8,188
Okumura Corp.                                             4,000           22,254
Onoken Co., Ltd.                                            400            5,711
Raito Kogyo Co., Ltd.                                     2,000            6,928
Sankyo-Tateyama Holdings, Inc.                            8,000           17,635
Sanwa Shutter Corp.                                       8,000           47,168
Senko Co., Ltd.                                           4,000           12,247
Shinmaywa Industries Ltd.                                 4,000           20,995
Shinwa Kaiun Kaisha Ltd.                                  4,000           10,252
Sumitomo Corp.                                           20,000          264,007
Taikisha Ltd.                                             1,200           15,095
Takara Standard Co., Ltd.                                 4,000           23,514
Toa Corp.                                                 4,000            5,074
Toda Corp.                                                4,000           19,350
Toenec Corp.                                              4,000           16,341
Tokyo Kikai Seisakusho Ltd.                               4,000           14,626
Tonami Transportation Co., Ltd.                           4,000           11,127
Toppan Forms Co., Ltd.                                    2,000           25,491
Toshiba Plant Systems & Services Corp.                    4,000           20,260
Trusco Nakayama Corp.                                       800           15,746
Tsubaki Nakashima Co., Ltd.                                 800           13,598
                                                                     -----------
Total Industrials                                                      2,268,209
                                                                     -----------

Information Technology - 8.0%
Canon, Inc.                                              19,800          971,684
Capcom Co., Ltd.                                          1,200           14,402
Daiwabo Information System Co., Ltd.                      2,000           32,192
Eizo Nanao Corp.                                            400           12,562
Hakuto Co., Ltd.                                            800           10,819
Hitachi Systems & Services Ltd.                             400            8,958
Information Services International-Dentsu, Ltd.             800            8,650
Kaga Electronics Co., Ltd.                                  400            8,118
Koei Co., Ltd.                                            1,600           28,553

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Konami Corp.                                              3,600      $    79,517
NEC Fielding Ltd.                                         1,200           14,224
Nidec Copal Electronics Corp.                             1,200            8,597
Nomura Research Institute Ltd.                              400           49,547
Oracle Corp.                                              4,000          187,202
Ryosan Co., Ltd.                                          1,200           31,492
Ryoyo Electro Corp.                                       1,200           15,379
Sanshin Electronics Co., Ltd.                             4,000           43,389
Square Enix Co., Ltd.                                     1,600           33,311
Sumida Corp.                                                400            8,433
Toa Corp.                                                 4,000           34,991
Toshiba TEC Corp.                                         4,000           19,840
Toyo Corp.                                                  400            5,529
Yamatake Corp.                                            1,200           29,183
                                                                     -----------
Total Information Technology                                           1,656,572
                                                                     -----------

Materials - 7.4%
Earth Chemical Co., Ltd.                                    400            9,133
Asahi Kasei Corp.                                        20,000          130,692
Asahi Organic Chemicals Industry Co., Ltd.                4,000           15,606
Chuetsu Pulp & Paper Co., Ltd.                            4,000            9,273
Daiken Corp.                                              4,000           15,011
Hokuetsu Paper Mills Ltd.                                 4,000           23,374
JFE Holdings, Inc.                                        7,200          305,472
Kobe Steel Ltd.                                          32,000          100,214
Kureha Corp.                                              4,000           19,105
Maruichi Steel Tube Ltd.                                  2,400           53,641
Nifco, Inc.                                               1,200           23,776
Nihon Yamamura Glass Co., Ltd.                            4,000           12,142
Nippon Kayaku Co., Ltd.                                   4,000           33,346
Nippon Light Metal Co., Ltd.                              8,000           21,904
Nippon Metal Industry Co., Ltd.                           4,000            9,168
Nippon Steel Corp.                                      100,000          378,778
Nisshin Steel Co., Ltd.                                  20,000           64,384
NOF Corp.                                                 4,000           23,444

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
OJI Paper Co., Ltd.                                      24,000      $   136,675
Okamoto Industries, Inc.                                  4,000           15,221
Sanyo Chemical Industries Ltd.                            4,000           29,602
Toagosei Co., Ltd.                                        4,000           15,641
Topy Industries Ltd.                                      4,000           14,206
Toyo Ink Manufacturing Co., Ltd.                          4,000           16,761
Wood One Co., Ltd.                                        4,000           28,518
Yodogawa Steel Works Ltd.                                 4,000           22,009
Yushiro Chemical Industry Co., Ltd.                         400            8,730
                                                                     -----------
Total Materials                                                        1,535,826
                                                                     -----------

Telecommunication Services - 6.9%
NTT DoCoMo, Inc.                                            980        1,440,231
                                                                     -----------

Utilities - 16.5%
Chubu Electric Power Co., Inc.                           20,000          540,611
Chugoku Electric Power Co., Inc. (The)                   10,000          211,696
Hokkaido Electric Power Co., Inc.                         5,200          123,501
Hokuriku Electric Power Co.                               5,600          129,817
Kansai Electric Power Co., Inc. (The)                    22,800          510,589
Kyushu Electric Power Co., Inc.                          14,800          344,382
Osaka Gas Co., Ltd.                                      44,000          141,644
Saibu Gas Co., Ltd.                                       8,000           17,566
Shikoku Electric Power Co., Inc.                          6,400          143,603
Toho Gas Co., Ltd.                                       12,000           52,382
Tohoku Electric Power Co., Inc.                          12,000          263,482
Tokyo Electric Power Co., Inc. (The)                     34,400          950,916
                                                                     -----------
Total Utilities                                                        3,430,189
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $19,784,966)*          20,768,609
                                                                     ===========

Cash and Other Assets in Excess of Liabilities - 0.1%                     10,056
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $20,778,665
================================================================================
*Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                             Shares       US $ Value
-------------------------------------------------------------------------------
Japan - 99.7%
COMMON STOCKS - 99.7%
Consumer Discretionary - 20.7%
ABC-Mart, Inc.                                           1,000      $    21,126
Aisan Industry Co., Ltd.                                 1,200           11,652
Akebono Brake Industry Co., Ltd.                         2,000           17,950
Alpine Electronics, Inc.                                 1,600           22,044
AOKI Holdings, Inc.                                        800           13,877
Arnest One Corp.                                           600           17,006
Asatsu-DK , Inc.                                           800           25,893
ASICS Corp.                                              2,000           20,400
Avex Group Holdings, Inc.                                1,000           23,663
Belluna Co., Ltd.                                          500            9,579
Best Denki Co., Ltd.                                    10,000           35,166
Bosch Corp.                                             12,000           58,995
Calsonic Kansei Corp.                                    4,000           25,543
Chiyoda Co., Ltd.                                        1,200           26,453
Chofu Seisakusho Co., Ltd.                                 600           12,308
Cleanup Corp.                                            1,600           14,262
Culture Convenience Club Co., Ltd.                         800            9,231
Daidoh Ltd.                                              1,000           14,539
Daikoku Denki Co., Ltd.                                    200            6,263
Don Quijote Co., Ltd.                                      600           13,594
Doshisha Co., Ltd.                                         400            7,593
Edion Corp.                                              1,400           27,800
Exedy Corp.                                                600           18,895
FCC Co., Ltd.                                              600           11,888
France Bed Holdings Co., Ltd.                            8,000           17,496
Futaba Industrial Co., Ltd.                              1,000           23,094
Gigas K's Denki Corp.                                      400           10,182
Goldcrest Co., Ltd.                                        360           17,667
Gulliver International Co., Ltd.                           260           23,495
Gunze Ltd.                                               4,000           23,864
Hankyu Department Stores, Inc.                           4,000           31,072

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                             Shares       US $ Value
-------------------------------------------------------------------------------
Heiwa Corp.                                              2,400      $    33,339
HIS Co., Ltd.                                              400           11,547
Hitachi Koki Co., Ltd.                                   2,000           30,530
Homac Corp.                                                800           13,178
Ichikoh Industries Ltd.                                  2,000            5,651
Iida Home Max                                            1,200           17,478
Impact 21 Co., Ltd.                                        800           16,341
Inaba Seisakusho Co., Ltd.                                 600           10,450
Japan General Estate Co., Ltd. (The)                       800           16,481
Japan Wool Textile Co., Ltd. (The)                       2,000           17,128
Kanto Auto Works Ltd.                                    1,800           22,155
Kato Sangyo Co., Ltd.                                    1,000           14,600
Kayaba Industry Co., Ltd.                                6,000           23,566
Keihin Corp.                                             1,000           21,476
Kenwood Corp.                                            6,000           11,232
Koito Manufacturing Co., Ltd.                            2,000           29,777
Kojima Co., Ltd.                                           800           10,847
Komeri Co., Ltd.                                           800           25,334
Konaka Co., Ltd.                                           400            7,786
Kurabo Industries Ltd.                                   6,000           19,053
Mars Engineering Corp.                                     400           12,772
Matsuzakaya Co., Ltd.                                    2,000           13,262
Mitsui Home Co., Ltd.                                    2,000           15,763
Mizuno Corp.                                             2,000           13,769
MOS Food Services, Inc.                                    800           11,967
Musashi Seimitsu Industry Co., Ltd.                        600           13,332
Nice Corp.                                               2,000            7,156
Nidec Copal Corp.                                        1,400           18,787
Nishimatsuya Chain Co., Ltd.                               600           11,626
Nissan Shatai Co., Ltd.                                  2,000           11,582
Nisshinbo Industries, Inc.                               4,000           43,809
Nissin Kogyo Co., Ltd.                                   1,000           18,458
Noritake Co., Ltd.                                       4,000           22,254
PanaHome Corp.                                           4,000           30,197
Parco Co., Ltd.                                          1,400           14,317

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                             Shares       US $ Value
-------------------------------------------------------------------------------
Paris Miki, Inc.                                         2,600      $    54,245
Pentax Corp.                                             2,000           11,355
Plenus Co., Ltd.                                         1,200           40,940
Point, Inc.                                                200           11,302
Press Kogyo Co., Ltd.                                    2,000           10,060
RESORTTRUST, Inc.                                          800           23,234
Right On Co., Ltd.                                         400           13,472
Riken Corp.                                              2,000           13,034
Rinnai Corp.                                               800           21,205
Ryowa Life Create Co., Ltd.                              2,200           11,162
Sanden Corp.                                             4,000           17,146
Sangetsu Co., Ltd.                                       1,800           44,246
Sankyo Seiko Co., Ltd.                                   2,000           11,722
Sanyo Shokai Ltd.                                        4,000           29,043
Seiko Corp.                                              2,000           18,930
Senshukai Co., Ltd.                                      2,000           21,415
Shaddy Co., Ltd.                                           600            8,529
Shimachu Co., Ltd.                                         600           15,693
Showa Corp.                                              1,200           20,060
Skylark Co., Ltd.                                        2,200           48,016
T RAD Co., Ltd.                                          2,000            8,013
Tenma Corp.                                                600           11,941
Toei Co., Ltd.                                           2,000           15,746
Tokai Rika Co., Ltd.                                     1,400           30,862
Tokai Rubber Industries, Inc.                            1,400           21,432
Tokyo Dome Corp.                                         2,000           12,404
Tokyo Style Co., Ltd.                                    2,000           23,811
Tokyotokeiba Co., Ltd.                                   4,000           12,632
TOMY Co., Ltd.                                           2,000           14,801
Touei Housing Corp.                                      1,000           19,376
Toyo Tire & Rubber Co., Ltd.                             6,000           23,461
Toyobo Co., Ltd.                                        18,000           51,017
Toyota Auto Body Co., Ltd.                               2,600           44,010
Unitika Ltd.                                             8,000           13,087
USS Co., Ltd.                                              500           33,067

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                             Shares       US $ Value
-------------------------------------------------------------------------------
Wacoal Holdings Corp.                                    2,000      $    28,063
Xebio Co., Ltd.                                            400           13,681
Yellow Hat Ltd.                                            800            8,426
Yokohama Reito Co., Ltd.                                 2,000           17,076
Yokohama Rubber Co., Ltd. (The)                         12,000           53,116
Zenrin Co., Ltd.                                           400            9,605
                                                                    -----------
Total Consumer Discretionary                                          2,140,025
                                                                    -----------

Consumer Staples - 11.8%
Aderans Co., Ltd.                                        1,000           27,031
Arcs Co., Ltd.                                           1,800           23,509
Ariake Japan Co., Ltd.                                     600           13,279
Asahi Soft Drinks Co., Ltd.                              1,000           14,959
Calpis Co., Ltd.                                         2,000           18,038
Circle K Sunkus Co. Ltd.                                 2,000           43,301
Coca-Cola West Japan Co., Ltd.                           2,000           42,427
Dydo Drinco, Inc.                                          200            8,800
Ezaki Glico Co., Ltd.                                    2,000           20,697
Fancl Corp.                                              1,000           16,096
Fuji Oil Co., Ltd.                                       2,000           19,175
Heiwado Co., Ltd.                                        1,000           18,108
Hokuto Corp.                                             1,200           19,577
House Foods Corp.                                        2,600           39,347
Inageya Co. Ltd.                                         2,000           14,364
Itoham Foods, Inc.                                       6,000           23,724
Izumiya Co., Ltd.                                        2,000           15,728
J-Oil Mills, Inc.                                        2,000            9,360
Kagome Co., Ltd.                                         1,600           21,904
Kasumi Co., Ltd.                                         2,000           12,439
Katokichi Co., Ltd.                                      3,400           34,204
Kobayashi Pharmaceutical Co., Ltd.                         600           24,564
Kose Corp.                                                 800           25,194
Life Corp.                                                 800           11,722
Lion Corp.                                               6,000           38,945
Mandom Corp.                                             1,000           24,188

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                             Shares       US $ Value
-------------------------------------------------------------------------------
Maruha Group, Inc.                                       6,000      $    15,116
Matsumotokiyoshi Co., Ltd.                               1,000           25,456
Meiji Dairies Corp.                                      4,000           27,958
Meiji Seika Kaisha Ltd.                                  8,000           40,800
Mercian Corp.                                            4,000           10,147
Mikuni Coca-Cola Bottling Co., Ltd.                      1,400           15,933
Ministop Co., Ltd.                                         800           15,256
Mitsui Sugar Co., Ltd.                                   2,000            7,576
Morinaga & Co., Ltd.                                     8,000           22,044
Morinaga Milk Industry Co., Ltd.                         6,000           23,199
Myojo Foods Co., Ltd.                                    2,000           11,180
Nagatanien Co., Ltd.                                     2,000           15,781
Nichirei Corp.                                           6,000           32,122
Nippon Beet Sugar Manufacturing Co., Ltd.                4,000           12,212
Nippon Flour Mills Co., Ltd.                             4,000           18,580
Nippon Suisan Kaisha Ltd.                                6,800           34,382
Nisshin Oillio Group Ltd. (The)                          2,000           12,772
Nosan Corp.                                              2,000            5,983
QP Corp.                                                 3,400           32,330
Ryoshoku Ltd.                                              400           10,952
Sakata Seed Corp.                                        1,200           15,505
Sapporo Holdings Ltd.                                    6,000           30,390
Showa Sangyo Co., Ltd.                                   6,000           15,746
Sundrug Co., Ltd.                                        1,000           24,581
T. Hasegawa Co., Ltd.                                    1,000           14,285
Takara Holdings, Inc.                                    4,000           23,409
Tokyu Store Chain Co., Ltd.                              2,000           14,259
Toyo Suisan Kaisha Ltd.                                  2,000           31,352
Valor Co., Ltd.                                            400            7,296
Yamazaki Baking Co., Ltd.                                4,000           35,866
Yaoko Co., Ltd.                                            400            9,325
York-Benimaru Co., Ltd.                                  1,000           28,605
                                                                    -----------
Total Consumer Staples                                                1,221,078
                                                                    -----------

Energy - 0.6%
AOC Holdings, Inc.                                         600           10,298

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                             Shares       US $ Value
-------------------------------------------------------------------------------
Itochu Enex Co., Ltd.                                    3,200      $    20,379
Mitsuuroko Co., Ltd.                                     2,000           14,364
San-Ai Oil Co., Ltd.                                     2,000            8,748
Sinanen Co., Ltd.                                        2,000           10,042
                                                                    -----------
Total Energy                                                             63,831
                                                                    -----------

Financials - 13.3%
Akita Bank Ltd. (The)                                    2,000           10,655
Aomori Bank Ltd. (The)                                   4,000           16,726
Awa Bank Ltd. (The)                                      4,000           25,089
Bank of Ikeda Ltd. (The)                                   400           19,945
Bank of Iwate Ltd. (The)                                   200           12,509
Bank of Nagoya Ltd. (The)                                2,000           13,769
Bank of Okinawa Ltd. (The)                                 400           16,971
Bank of Saga Ltd. (The)                                  4,000           14,486
Central Finance Co., Ltd.                                2,000           14,854
Century Leasing System, Inc.                             1,000           15,781
Chukyo Bank Ltd. (The)                                   4,000           12,247
Cosmo Securities Co., Ltd.                               8,000           15,326
Daisan Bank Ltd. (The)                                   4,000           13,787
Daishi Bank Ltd. (The)                                   8,000           35,691
Daiwa Kosho Lease Co., Ltd.                              4,000           26,663
Diamond City Co., Ltd.                                     800           31,632
Ehime Bank Ltd. (The)                                    4,000           16,796
Eighteenth Bank Ltd. (The)                               2,000           11,337
Fuji Fire & Marine Insurance Co., Ltd. (The)            10,000           41,377
Fukui Bank Ltd. (The)                                    4,000           14,486
Fuyo General Lease Co., Ltd.                               400           15,921
Heiwa Real Estate Co., Ltd.                              3,000           17,452
Higo Bank Ltd. (The)                                     4,000           29,637
Hitachi Capital Corp.                                    3,600           62,984
Hokkoku Bank Ltd. (The)                                  8,000           35,481
Hokuetsu Bank Ltd. (The)                                10,000           25,806
Hyakugo Bank Ltd. (The)                                  4,000           26,733
Hyakujushi Bank Ltd. (The)                               4,000           25,963

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                             Shares       US $ Value
-------------------------------------------------------------------------------
Ichiyoshi Securities Co., Ltd.                           1,400      $    21,199
Jaccs Co., Ltd.                                          2,000           20,732
Japan Securities Finance Co., Ltd.                       3,000           35,638
Juroku Bank Ltd. (The)                                   6,000           35,166
Kagoshima Bank Ltd. (The)                                2,000           14,784
Keiyo Bank Ltd. (The)                                    4,000           22,674
Marusan Securities Co., Ltd.                             1,600           24,368
Meiwa Estate Co., Ltd.                                     600            9,542
Michinoku Bank Ltd. (The)                                2,000            8,170
Mie Bank Ltd. (The)                                      2,000           10,917
Mito Securities Co., Ltd.                                2,000           12,142
Miyazaki Bank Ltd. (The)                                 2,000           10,252
Musashino Bank Ltd. (The)                                  400           21,135
Nisshin Fire & Marine Insurance Co., Ltd. (The)          4,000           18,510
Nissin Co., Ltd.                                        54,400           38,070
Ogaki Kyoritsu Bank, Ltd. (The)                          4,000           18,370
Oita Bank Ltd. (The)                                     2,000           15,886
Okasan Holdings, Inc.                                    4,000           38,490
Pocket Card Co., Ltd.                                    1,200           14,087
Ricoh Leasing Co., Ltd.                                    400           11,582
San-In Godo Bank Ltd. (The)                              2,000           19,018
Sanyo Electric Credit Co., Ltd.                          1,000           21,126
Sanyo Shinpan Finance Co., Ltd.                            780           39,711
Shiga Bank Ltd. (The)                                    2,000           12,894
Shikoku Bank Ltd. (The)                                  4,000           17,985
Shinki Co., Ltd.                                         2,800           17,244
Shoei Co., Ltd.                                            440           13,356
Sumisho Lease Co., Ltd.                                    400           22,219
Sumitomo Real Estate Sales Co., Ltd.                       280           21,285
TOC Co., Ltd.                                            2,000           10,602
Tochigi Bank Ltd. (The)                                  2,000           14,591
Toho Bank Ltd. (The)                                     4,000           18,230
Tokai Tokyo Securities Co., Ltd.                         6,000           35,166
Tokyo Tomin Bank Ltd. (The)                                800           34,081
Tomato Bank Ltd.                                         4,000            9,728

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                             Shares       US $ Value
-------------------------------------------------------------------------------
Towa Bank Ltd. (The)                                     4,000      $    10,952
Toyo Securities Co., Ltd.                                2,000           11,110
Yamagata Bank Ltd. (The)                                 2,000           10,882
Yamanashi Chuo Bank Ltd. (The)                           2,000           14,889
                                                                    -----------
Total Financials                                                      1,376,887
                                                                    -----------

Health Care - 4.6%
Alfresa Holdings Corp.                                     600           37,318
Fuso Pharmaceutical Industries, Ltd.                     2,000            6,683
Hitachi Medical Corp.                                    2,000           22,044
Hogy Medical Co., Ltd.                                     200           10,480
Kaken Pharmaceutical Co., Ltd.                           2,000           15,029
Kissei Pharmaceutical Co., Ltd.                          2,000           37,003
Miraca Holdings, Inc.                                      400            9,815
Mochida Pharmaceutical Co., Ltd.                         2,000           17,041
Nagaileben Co., Ltd.                                       800           18,055
Nichii Gakkan Co.                                          600           11,048
Nihon Kohden Corp.                                       1,200           19,682
Nikkiso Co., Ltd.                                        2,000           23,094
Nippon Shinyaku Co., Ltd.                                2,000           17,146
Nipro Corp.                                              2,000           35,953
Paramount Bed Co., Ltd.                                  1,200           27,398
Seikagaku Corp.                                          1,400           15,468
SSP Co., Ltd.                                            4,000           23,024
Sysmex Corp.                                               400           18,475
Toho Pharmaceutical Co., Ltd.                              400            7,086
Topcon Corp.                                               600           12,387
Torii Pharmaceutical Co., Ltd.                             600           10,424
Towa Pharmaceutical Co., Ltd.                              400            9,797
Tsumura & Co.                                            2,000           57,035
ZERIA Pharmaceutical Co., Ltd.                           2,000           18,563
                                                                    -----------
Total Health Care                                                       480,048
                                                                    -----------

Industrials - 24.7%
Advan Co., Ltd.                                            600            9,227
Aica Kogyo Co., Ltd.                                     1,800           22,989
Aichi Corp.                                              1,200           11,243

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                             Shares       US $ Value
-------------------------------------------------------------------------------
Aida Engineering Ltd.                                    2,000      $    13,559
Airport Facilities Co., Ltd.                             1,600           10,889
Amano Corp.                                              2,200           32,717
Asahi Diamond Industrial Co., Ltd.                       2,000           17,443
Asahi Pretec Corp.                                         400           12,772
Bando Chemical Industries Ltd.                           2,000            9,150
Bunka Shutter Co., Ltd.                                  2,000           13,542
Central Glass Co., Ltd.                                  6,000           35,743
Chudenko Corp.                                           1,200           19,147
CKD Corp.                                                1,000           15,536
COMSYS Holdings Corp.                                    2,000           24,704
Cosel Co., Ltd.                                            600           11,048
Daifuku Co., Ltd.                                        1,000           16,516
Daiichi Chuo Kisen Kaisha                               10,000           18,020
Ebara Corp.                                             10,000           42,689
Fujitec Co., Ltd.                                        2,000           13,244
Fukuyama Transporting Co., Ltd.                          8,000           27,643
Futaba Corp.                                             1,400           35,945
Goodwill Group, Inc. (The)                                  28           20,697
Hanwa Co., Ltd.                                         10,000           38,840
Hibiya Engineering Ltd.                                  2,000           20,050
Hitachi Cable Ltd.                                       8,000           37,091
Hitachi Plant Technologies Ltd.                          6,000           35,691
Hitachi Transport System Ltd.                            2,400           24,165
IBJ Leasing Co., Ltd.                                      400            9,972
Idec Corp.                                               1,200           20,008
Iino Kaiun Kaisha Ltd.                                   3,400           30,575
Inaba Denki Sangyo Co., Ltd.                               800           26,943
Iseki & Co., Ltd.                                        2,000            6,578
Iwatani International Corp.                              4,000           13,192
Japan Airport Terminal Co., Ltd.                         1,400           15,247
Japan Foundation Engineering Co., Ltd.                   2,600            9,825
Japan Pulp & Paper Co., Ltd.                             4,000           15,641
Kamigumi Co., Ltd.                                       4,000           30,407
Kandenko Co., Ltd.                                       4,000           29,742

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                             Shares       US $ Value
-------------------------------------------------------------------------------
Keisei Electric Railway Co., Ltd.                        4,000      $    22,604
Kintetsu World Express, Inc.                               400            9,518
Kitz Corp.                                               2,000           15,186
Kokuyo Co., Ltd.                                         1,800           30,138
Komori Corp.                                             2,000           42,602
Kyodo Printing Co., Ltd.                                 2,000            7,978
Kyowa Exeo Corp.                                         2,000           25,858
Kyudenko Corp.                                           2,000           11,897
Maeda Corp.                                              4,000           20,365
Maeda Road Construction Co., Ltd.                        2,000           15,274
Makino Milling Machine Co., Ltd.                         2,000           22,202
Maruzen Showa Unyu Co., Ltd.                             2,000            7,068
Max Co., Ltd.                                            2,000           27,993
Meidensha Corp.                                          4,000           14,801
Meitec Corp.                                             1,200           39,155
Minebea Co., Ltd.                                        6,000           32,699
MISUMI Group, Inc.                                       1,000           18,720
Mitsuboshi Belting Co., Ltd.                             2,000           12,299
Mitsui-Soko Co., Ltd.                                    2,000           10,410
Miura Co., Ltd.                                          1,000           24,144
Moshi Moshi Hotline, Inc.                                  200            7,068
Nabtesco Corp.                                           2,000           22,412
Nachi-Fujikoshi Corp.                                    4,000           22,569
Nagase & Co., Ltd.                                       2,000           26,471
NEC Leasing Ltd.                                           400            8,835
NEC Networks & System Integration Corp.                    800            9,832
Nichias Corp.                                            2,000           13,647
Nichiha Corp.                                              600           11,390
Nippo Corp.                                              2,000           17,006
Nippon Densetsu Kogyo Co., Ltd.                          2,000           13,297
Nippon Denwa Shisetsu Co., Ltd.                          2,000            7,523
Nippon Kanzai Co., Ltd.                                    400            8,520
Nippon Koei Co., Ltd.                                    2,000            5,756
Nippon Konpo Unyu Soko Co., Ltd.                         2,000           28,623
NIPPON SHARYO LTD.                                       4,000            9,588

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                             Shares       US $ Value
-------------------------------------------------------------------------------
Nippon Signal Co., Ltd. (The)                            2,000      $    19,175
Nippon Thompson Co., Ltd.                                2,000           23,496
Nishimatsu Construction Co., Ltd.                       10,000           37,353
Nishi-Nippon Railroad Co., Ltd.                          8,000           30,652
Nissan Diesel Motor Co., Ltd.                            2,000           10,182
Nissha Printing Co., Ltd.                                  600           22,412
Nissin Corp.                                             2,000            8,555
Nitto Boseki Co., Ltd.                                   4,000           11,687
Nitto Kogyo Corp.                                        1,000           19,201
Nitto Kohki Co., Ltd.                                      600           12,912
Nomura Co., Ltd.                                         2,000           11,285
Noritz Corp.                                             1,200           21,782
Oiles Corp.                                                400            8,188
Okamura Corp.                                            2,000           20,680
Okuma Holdings, Inc.                                     2,000           22,604
Okumura Corp.                                            6,000           33,381
Onoken Co., Ltd.                                           800           11,421
OSG Corp.                                                2,000           33,714
Raito Kogyo Co., Ltd.                                    2,400            8,314
Ryobi Ltd.                                               2,000           13,139
Sagami Railway Co., Ltd.                                10,000           33,941
Sanki Engineering Co., Ltd.                              2,000           14,189
Sankyo-Tateyama Holdings, Inc.                          12,000           26,453
Sankyu, Inc.                                             2,000           11,232
Sanwa Shutter Corp.                                      8,000           47,168
Sanyo Denki Co., Ltd.                                    2,000           14,294
Sato Corp.                                                 600           13,883
Secom Techno Service Co., Ltd.                           1,000           46,276
Seino Holdings Corp.                                     4,000           42,269
Senko Co., Ltd.                                          4,000           12,247
Shinmaywa Industries Ltd.                                2,000           10,497
Shinwa Kaiun Kaisha Ltd.                                 8,000           20,505
Sohgo Security Services Co., Ltd.                        2,400           45,348
Sumitomo Warehouse Co., Ltd. (The)                       4,000           29,567
Tadano Ltd.                                              2,000           16,813

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                             Shares       US $ Value
-------------------------------------------------------------------------------
Taikisha Ltd.                                            1,400      $    17,611
Takara Standard Co., Ltd.                                4,000           23,514
Takasago Thermal Engineering Co., Ltd.                   2,000           16,533
Takuma Co., Ltd.                                         2,000           13,454
Toa Corp.                                                6,000            7,611
Toda Corp.                                               8,000           38,700
Toenec Corp.                                             4,000           16,341
Tokyo Kikai Seisakusho Ltd.                              2,000            7,313
Tokyo Leasing Co., Ltd.                                  1,000           14,705
Tonami Transportation Co., Ltd.                          2,000            5,564
Toppan Forms Co., Ltd.                                   3,000           38,236
Toshiba Machine Co., Ltd.                                2,000           22,639
Toshiba Plant Systems & Services Corp.                   4,000           20,260
Trusco Nakayama Corp.                                    1,000           19,682
Tsubaki Nakashima Co., Ltd.                              1,400           23,796
Tsubakimoto Chain Co.                                    4,000           26,173
Tsukishima Kikai Co., Ltd.                               2,000           25,316
UFJ Central Leasing Co., Ltd.                              200           10,077
Union Tool Co.                                             200           10,130
Yurtec Corp.                                             2,000           10,567
                                                                    -----------
Total Industrials                                                     2,554,915
                                                                    -----------

Information Technology - 11.6%
Anritsu Corp.                                            2,000           10,655
Arisawa Manufacturing Co., Ltd.                          1,400           26,331
Canon Electronics, Inc.                                    600           20,890
Canon Finetech, Inc.                                       600           10,067
Capcom Co., Ltd.                                         1,800           21,603
CMK Corp.                                                  600            7,689
Daiwabo Information System Co., Ltd.                     1,000           16,096
Denki Kogyo Co., Ltd.                                    2,000           17,373
Disco Corp.                                                200           11,232
Eizo Nanao Corp.                                           600           18,843
Fuji Soft ABC, Inc.                                        400           13,192
Fujitsu Devices, Inc.                                    2,000           28,553
Hakuto Co., Ltd.                                         1,000           13,524

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                             Shares       US $ Value
-------------------------------------------------------------------------------
Hamamatsu Photonics K.K.                                 1,000      $    34,554
Hitachi Information Systems Ltd.                         1,000           23,881
Hitachi Kokusai Electric, Inc.                           2,000           22,884
Hitachi Maxell Ltd.                                      2,200           30,349
Hitachi Software Engineering Co., Ltd.                   1,200           20,386
Hitachi Systems & Services Ltd.                            400            8,958
Horiba Ltd.                                                400           13,227
Information Services International-Dentsu Ltd.           1,000           10,812
Invoice, Inc.                                              532           23,223
Japan Aviation Electronics Industry Ltd.                 2,000           28,063
Japan Digital Laboratory Co., Ltd.                         800           11,372
Kaga Electronics Co., Ltd.                                 800           16,236
Koei Co., Ltd.                                           2,200           39,260
Mimasu Semiconductor Industry Co., Ltd.                    400            7,611
Mitsumi Electric Co., Ltd.                               1,400           16,582
NEC Fielding Ltd.                                        2,000           23,706
NEC Mobiling Ltd.                                          600           10,734
Nichicon Corp.                                           1,600           19,791
Nidec Copal Electronics Corp.                            1,200            8,597
Nihon Unisys Ltd.                                          800           13,283
Nippon Chemi-Con Corp.                                   2,000           12,737
Nippon System Development Co., Ltd.                        400           13,891
NS Solutions Corp.                                         800           19,420
OBIC Business Consultants Ltd.                             400           23,654
Obic Co., Ltd.                                             100           20,242
Oki Electric Industry Co., Ltd.                         10,000           23,619
Roland DG Corp.                                            400           11,442
Ryoden Trading Co., Ltd.                                 2,000           15,833
Ryosan Co., Ltd.                                         1,400           36,741
Ryoyo Electro Corp.                                      1,600           20,505
Sanken Electric Co., Ltd.                                2,000           25,473
Sanshin Electronics Co., Ltd.                            2,000           21,694
Shimadzu Corp.                                           4,000           28,378
SMK Corp.                                                2,000           12,754
Star Micronics Co., Ltd.                                 2,000           40,502

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                             Shares       US $ Value
-------------------------------------------------------------------------------
Sumida Corp.                                               600      $    12,649
Sumisho Computer Systems Corp.                           1,200           22,044
Taiyo Yuden Co., Ltd.                                    2,000           25,421
TIS, Inc.                                                  800           22,394
TKC Corp.                                                  600           12,912
Toa Corp.                                                2,000           17,496
Tokyo Seimitsu Co., Ltd.                                   400           20,785
Toshiba TEC Corp.                                        8,000           39,680
Toyo Corp.                                                 800           11,057
Trans Cosmos, Inc.                                         600           14,854
ULVAC, Inc.                                                400           13,681
Uniden Corp.                                             2,000           22,114
Yamatake Corp.                                           1,600           38,910
                                                                    -----------
Total Information Technology                                          1,200,439
                                                                    -----------

Materials - 11.5%
Achilles Corp.                                           4,000            7,138
ADEKA Corp.                                              1,800           23,084
Aichi Steel Corp.                                        2,000           14,241
Air Water, Inc.                                          4,000           40,345
Asahi Organic Chemicals Industry Co., Ltd.               2,000            7,803
Chuetsu Pulp & Paper Co., Ltd.                           4,000            9,273
Daiken Corp.                                             4,000           15,011
Dainichiseika Color & Chemicals Manufacturing
  Co., Ltd.                                              2,000           10,865
Daio Paper Corp.                                         2,000           19,822
Denki Kagaku Kogyo K.K.                                 10,000           41,639
Earth Chemical Co., Ltd.                                   600           13,699
Fuji Seal International, Inc.                              400           10,532
Godo Steel Ltd.                                          4,000           23,934
Gun-Ei Chemical Industry Co., Ltd.                       2,000            6,351
Hokuetsu Paper Mills Ltd.                                6,000           35,061
Koatsu Gas Kogyo Co., Ltd.                               2,000           12,842
Kureha Corp.                                             6,000           28,658
Lintec Corp.                                               800           20,960
Maruichi Steel Tube Ltd.                                 3,000           67,052
Mitsubishi Plastics, Inc.                                4,000           13,122

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                             Shares       US $ Value
-------------------------------------------------------------------------------
Mitsubishi Steel Manufacturing Co., Ltd.                 2,000      $    10,935
Nakayama Steel Works Ltd.                                4,000           15,326
Nifco, Inc.                                              2,000           39,627
Nihon Parkerizing Co., Ltd.                              2,000           32,524
Nihon Yamamura Glass Co., Ltd.                           4,000           12,142
Nippon Denko Co., Ltd.                                   4,000           11,267
Nippon Kayaku Co., Ltd.                                  4,000           33,346
Nippon Light Metal Co., Ltd.                            12,000           32,857
Nippon Metal Industry Co., Ltd.                          6,000           13,751
Nippon Paint Co., Ltd.                                   8,000           37,930
Nippon Valqua Industries Ltd.                            4,000           14,346
NOF Corp.                                                4,000           23,444
Okamoto Industries, Inc.                                 4,000           15,221
Pacific Metals Co., Ltd.                                 4,000           26,663
Rengo Co., Ltd.                                          4,000           30,267
S.T. Chemical Co., Ltd.                                    800           11,596
Sanyo Chemical Industries Ltd.                           4,000           29,602
Sanyo Special Steel Co., Ltd.                            2,000           16,411
Shin-Etsu Polymer Co., Ltd.                                800           11,547
Sumitomo Bakelite Co., Ltd.                              4,000           37,580
Sumitomo Light Metal Industries Ltd.                     6,000           14,801
Sumitomo Osaka Cement Co., Ltd.                          8,000           24,634
Sumitomo Seika Chemicals Co., Ltd.                       2,000           12,614
Taiyo Ink Manufacturing Co., Ltd.                          200           10,200
Takasago International Corp.                             2,000            9,693
Toagosei Co., Ltd.                                       8,000           31,282
Toho Zinc Co., Ltd.                                      2,000           14,206
Tokai Carbon Co., Ltd.                                   2,000           11,215
Tokyo Ohka Kogyo Co., Ltd.                                 800           20,470
Tomoku Co., Ltd.                                         4,000            9,972
Topy Industries Ltd.                                     4,000           14,206
Toyo Ink Manufacturing Co., Ltd.                         8,000           33,521
Wood One Co., Ltd.                                       2,000           14,259
Yamato Kogyo Co., Ltd.                                   1,600           35,831
Yodogawa Steel Works Ltd.                                8,000           44,019

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE JAPAN SMALLCAP DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                             Shares       US $ Value
-------------------------------------------------------------------------------
Yushiro Chemical Industry Co., Ltd.                        600      $    13,095
                                                                    -----------
Total Materials                                                       1,191,832
                                                                    -----------

Utilities - 0.9%
Saibu Gas Co., Ltd.                                     12,000           26,348
Toho Gas Co., Ltd.                                      14,000           61,112
Tokai Corp.                                              2,000           10,060
                                                                    -----------
Total Utilities                                                          97,520
                                                                    -----------
TOTAL COMMON STOCKS (Cost: $9,629,017)                               10,326,575
                                                                    ===========

SHORT-TERM INVESTMENT - 0.3%
MONEY MARKET FUND - 0.3%
Columbia Cash Reserves Fund, 4.71%* (Cost: $27,956)     27,956           27,956
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $9,656,973)**        10,354,531
                                                                    ===========

Liabilities in Excess of Other Assets - (0.0)%                             (616)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $10,353,915
===============================================================================
* Rate shown represents annualized 7-day yield as of June 30, 2006.
**Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE PACIFIC EX-JAPAN TOTAL DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                              Shares      US $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
Australia - 60.2%
A.B.C. Learning Centres Ltd.                              9,612     $    45,704
Adelaide Bank Ltd.                                        5,236          50,493
Adelaide Brighton Ltd.                                   25,864          49,192
Alinta Ltd.                                               6,384          49,469
Alumina Ltd.                                             18,516          92,856
Amcor Ltd.                                               19,284          95,705
AMP Ltd.                                                 34,828         236,243
APN News & Media Ltd.                                    12,880          48,612
Aristocrat Leisure Ltd.                                   5,980          57,224
Australia & New Zealand Banking Group Ltd.               43,972         868,668
Australian Gas Light Co., Ltd. (The)                      9,556         124,315
Australian Pipeline Trust                                 3,440          10,913
Australian Stock Exchange Ltd.                            2,092          50,638
AXA Asia Pacific Holdings Ltd.                           17,280          80,495
Bank of Queensland Ltd.                                   4,844          50,384
Baycorp Advantage Ltd.                                   20,256          48,308
Bendigo Bank Ltd.                                         5,320          50,987
BHP Billiton Ltd.                                        29,432         634,128
Billabong International Ltd.                              4,616          52,642
BlueScope Steel Ltd.                                     23,552         139,109
Boral Ltd.                                               12,312          74,458
Brambles Industries Ltd.                                 12,116          99,017
Caltex Australia Ltd.                                     3,744          65,646
Challenger Financial Services Group Ltd.                 19,816          46,523
Coates Hire Ltd.                                         10,736          50,969
Coca-Cola Amatil Ltd.                                    19,540         102,927
Cochlear Ltd.                                             1,260          51,140
Coles Myer Ltd.                                          23,596         199,148
Commonwealth Bank of Australia                           33,844       1,116,663
Computershare Ltd.                                        8,364          48,780
Corporate Express Australia Ltd.                         10,556          46,899

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE PACIFIC EX-JAPAN TOTAL DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                              Shares      US $ Value
-------------------------------------------------------------------------------
CSL Ltd.                                                  1,216     $    48,559
CSR Ltd.                                                 18,836          46,881
David Jones Ltd.                                         22,756          50,213
Downer EDI Ltd.                                           8,288          45,812
Energy Resources of Australia Ltd.                        5,456          52,047
Foster's Group Ltd.                                      42,340         172,067
Futuris Corp., Ltd.                                      29,544          46,094
Harvey Norman Holdings Ltd.                              16,476          48,229
Iluka Resources Ltd.                                      9,908          48,216
Insurance Australia Group Ltd.                           47,300         188,007
John Fairfax Holdings Ltd.                               25,660          71,490
Leighton Holdings Ltd.                                    4,696          60,532
Lend Lease Corp. Ltd.                                     9,708         100,904
Lion Nathan Ltd.                                         11,868          68,775
Macquarie Bank Ltd.                                       3,612         185,164
Metcash Ltd.                                             15,376          42,724
National Australia Bank Ltd.                             39,756       1,038,511
Newcrest Mining Ltd.                                      3,280          51,369
Nufarm Ltd.                                               6,308          47,568
OneSteel Ltd.                                            17,272          52,227
Orica Ltd.                                                4,212          74,759
Origin Energy Ltd.                                       11,000          60,149
PaperlinX Ltd.                                           20,644          47,853
Perpetual Ltd.                                              972          52,825
Promina Group Ltd.                                       24,084         100,560
Publishing & Broadcasting Ltd.                           11,168         151,093
Qantas Airways Ltd.                                      70,004         153,948
QBE Insurance Group Ltd.                                 12,208         185,934
Record Investments Ltd.                                   6,000          55,053
Rinker Group Ltd.                                         6,704          81,634
Rio Tinto Ltd.                                            3,524         203,692
Rural Press Ltd.                                          6,068          47,967
Santos Ltd.                                              11,456         102,986
Seek Ltd.                                                14,636          58,175

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE PACIFIC EX-JAPAN TOTAL DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                              Shares      US $ Value
-------------------------------------------------------------------------------
Seven Network Ltd.                                        7,768     $    46,747
SFE Corp., Ltd.                                           4,064          49,819
Sigma Pharmaceuticals Ltd.                               25,864          49,961
Sims Group Ltd.                                           3,760          55,870
Sonic Healthcare Ltd.                                     4,664          49,205
St.George Bank Ltd.                                      13,924         303,414
Suncorp-Metway Ltd.                                      15,112         217,251
Symbion Health Ltd.                                      21,256          48,324
TABCORP Holdings Ltd.                                    16,496         186,287
Telstra Corp Ltd.                                       251,200         686,795
Ten Network Holdings Ltd.                                22,056          43,260
Toll Holdings Ltd.                                        4,432          46,263
Transfield Services Ltd.                                  8,528          54,489
UNiTAB Ltd.                                               4,360          47,811
United Group Ltd.                                         4,896          52,380
Washington H. Soul Pattinson & Co., Ltd.                  7,760          46,065
Wesfarmers Ltd.                                          11,876         311,726
West Australian Newspapers Holdings Ltd.                  7,512          48,722
Westpac Banking Corp.                                    44,652         772,295
Woodside Petroleum Ltd.                                   8,232         269,102
Woolworths Ltd.                                          19,580         293,121
WorleyParsons Ltd.                                        3,296          49,220
                                                                    -----------
Total Australia                                                      12,308,399
                                                                    -----------

Hong Kong - 25.7%
Bank of East Asia Ltd.                                   26,776         110,145
Beijing Enterprises Holdings Ltd.                         8,112          14,047
BOC Hong Kong (Holdings) Ltd.                           194,748         381,121
Cheung Kong (Holdings) Ltd.                              20,288         219,806
China Merchants Holdings (International) Co., Ltd.       16,228          49,413
China Mobile Ltd.                                       170,408         974,136
China National Aviation Co., Ltd.                        24,344           8,463
China Netcom Group Corp. Ltd.                             8,112          14,204

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE PACIFIC EX-JAPAN TOTAL DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                              Shares      US $ Value
-------------------------------------------------------------------------------
China Overseas Land & Investment Ltd.*                   40,572     $    24,682
China Resources Enterprise, Ltd.                         16,228          33,116
China Resources Power Holdings Co.                       24,344          20,373
China Travel International Investment Hong Kong Ltd.     81,144          19,536
China Unicom Ltd.                                        73,028          65,346
CITIC International Financial Holdings Ltd.              56,804          31,997
CITIC Pacific Ltd.                                       40,572         119,621
CLP Holdings Ltd.                                        48,688         284,907
CNOOC Ltd.                                              215,032         171,649
Dah Sing Banking Group Ltd.                               8,112          14,726
Dah Sing Financial Holdings Ltd.                          1,620          11,868
Denway Motors Ltd.                                       81,144          27,163
Guangdong Investment Ltd.                                56,804          21,758
Guangzhou Investment Co., Ltd.                           32,460           6,018
Hang Lung Group Ltd.                                     16,228          35,101
Hang Lung Properties Ltd.                                52,744          94,392
Hang Seng Bank Ltd.                                      40,164         509,354
Henderson Investment Ltd.                                24,344          41,686
Henderson Land Development Co., Ltd.                     16,228          84,305
Hong Kong & China Gas Co. Ltd. (The)                     16,228          35,624
Hong Kong Aircraft Engineering Co. Ltd.                   1,620          18,980
Hong Kong Exchanges and Clearing Ltd.                     8,112          52,169
Hongkong & Shanghai Hotels (The)                         12,168          13,473
Hongkong Electric Holdings Ltd.                          38,544         174,433
Hopewell Holdings Ltd.                                   12,168          34,309
Hung Hing Printing Group                                 24,344          14,574
Hutchison Whampoa Ltd.                                   40,572         370,356
Hysan Development Co., Ltd.                               8,112          22,873
i-CABLE Communications Ltd.                              68,972          15,363
Industrial & Commercial Bank of China Ltd.               20,288          29,908
Lenovo Group Ltd.                                        64,916          21,522
MTR Corp.                                                46,660         112,640
New World Development Ltd.                               32,460          53,494
Oriental Press Group                                     73,028          14,574

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE PACIFIC EX-JAPAN TOTAL DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                              Shares      US $ Value
-------------------------------------------------------------------------------
PCCW Ltd.                                                85,200     $    60,881
Shanghai Industrial Holdings Ltd.                        12,168          23,734
Shaw Brothers                                            12,168          17,155
Shenzhen Investment Ltd.                                 24,344           6,582
Shun Tak Holdings Ltd.                                    8,112          10,601
Silver Grant International                               24,344           6,504
Singamas Container Holdings Ltd.                         16,228          11,283
Sino Land Co.                                            32,460          51,822
Sun Hung Kai & Co., Ltd.                                 20,288          18,415
Sun Hung Kai Properties Ltd.                             28,400         289,594
Swire Pacific Ltd. Class A                               10,144         104,679
Swire Pacific Ltd. Class B                               30,428          58,372
Techtronic Industries Co.                                10,144          13,713
Television Broadcasts Ltd.                                4,056          25,066
Wharf Holdings Ltd.                                      24,344          86,506
Wheelock & Co., Ltd.                                      8,112          13,630
Wheelock Properties Ltd.                                 20,288          15,934
Wing Hang Bank Ltd.                                       4,056          35,510
Wing Lung Bank Ltd.                                       3,652          31,503
                                                                    -----------
Total Hong Kong                                                       5,254,709
                                                                    -----------

New Zealand - 2.9%
Air New Zealand Ltd.                                     23,840          17,164
Auckland International Airport Ltd.                      28,568          37,825
CanWest MediaWorks NZ Ltd.                                5,660           4,973
Contact Energy Ltd.                                       8,736          37,952
Fisher & Paykel Appliances Holdings Ltd.                  6,516          18,328
Fisher & Paykel Healthcare Corp.                          7,588          19,955
Fletcher Building Ltd.                                   10,764          60,094
Freightways Ltd.                                          3,416           7,712
Hallenstein Glasson Holdings Ltd.                         2,444           7,814
Infratil Ltd.                                             3,272           8,185
Mainfreight Ltd.                                            948           3,210
New Zealand Refining Co., Ltd. (The)                      6,864          27,641
Nuplex Industries Ltd.                                    2,092           8,093

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE PACIFIC EX-JAPAN TOTAL DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                              Shares      US $ Value
-------------------------------------------------------------------------------
PGG Wrightson Ltd.                                        7,180     $     9,726
Port of Tauranga Ltd.                                     2,988           9,754
Pumpkin Patch Ltd.                                        1,976           5,220
Ryman Healthcare Ltd.                                       820           4,308
Sanford Ltd.                                              2,572           7,847
Sky City Entertainment Group Ltd.                        11,252          37,073
Steel & Tube Holdings Ltd.                                3,592          10,191
Telecom Corp. of New Zealand Ltd.                        95,336         235,004
Tourism Holdings Ltd.                                     3,676           3,992
Vector Ltd.                                              13,304          19,807
                                                                    -----------
Total New Zealand                                                       601,868
                                                                    -----------

Singapore - 11.1%
Fraser and Neave Ltd.                                    20,000          50,590
Allgreen Properties Ltd.                                 20,000          15,936
Ascendas Real Estate Investment Trust                    28,000          33,996
Ascott Group Ltd. (The)                                  16,000          10,421
CapitaCommercial Trust                                    8,000           8,398
CapitaLand Ltd.                                          12,000          34,148
CapitaMall Trust Management Ltd.                         24,000          32,175
Cerebos Pacific Ltd.                                      4,000           7,310
Chuan Hup Holdings Ltd.                                  72,000          15,025
City Developments Ltd.                                    4,000          23,651
ComfortDelgro Corp., Ltd.                                32,000          30,961
COSCO Corp. (Singapore) Ltd.                             12,000           9,561
Creative Technology Ltd.                                  1,600           8,904
DBS Group Holdings Ltd.                                  28,000         320,486
Elec & Eltek International Co., Ltd.                      4,000           8,560
Great Eastern Holdings Ltd.                               4,000          40,219
Guocoland Ltd.                                            8,000          12,243
Haw Par Corp., Ltd.                                       4,000          14,418
Hi-P International Ltd.                                  12,000           6,298
Hong Leong Finance Ltd.                                   8,000          16,593

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE PACIFIC EX-JAPAN TOTAL DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                              Shares      US $ Value
-------------------------------------------------------------------------------
Jardine Cycle & Carriage Ltd.                             4,000     $    25,295
Jaya Holdings Ltd.                                       16,000          13,558
Keppel Corp. Ltd.                                         4,000          37,183
Keppel Land Ltd.                                          4,000          10,219
Keppel Telecommunications & Transportation Ltd.           8,000           7,943
Labroy Marine Ltd.                                       12,000          10,244
MFS Technology Ltd.                                      12,000           8,651
MobileOne Ltd.                                           24,000          31,416
Oversea-Chinese Banking Corp.                            44,000         183,641
Overseas Union Enterprise Ltd.                            4,000          25,548
Parkway Holdings Ltd.                                    12,000          18,743
Petra Foods Ltd.                                         12,000          10,548
Raffles Education Corp., Ltd.                             4,000           6,121
Raffles Holdings Ltd.                                    24,000          10,548
SBS Transit Ltd.                                          6,000           8,233
SembCorp Industries Ltd.                                 16,000          32,782
SembCorp Marine Ltd.                                     16,000          30,354
SIA Engineering Co., Ltd.                                 8,000          18,617
Singapore Airlines Ltd.                                  16,000         128,498
Singapore Airport Terminal Services Ltd.                 16,000          21,551
Singapore Exchange Ltd.                                   8,000          17,808
Singapore Land Ltd.                                       4,000          15,936
Singapore Petroleum Co., Ltd.                             4,000          12,774
Singapore Post Ltd.                                      44,000          30,050
Singapore Press Holdings Ltd.                            24,000          62,529
Singapore Technologies Engineering Ltd.                  16,000          29,241
Singapore Telecommunications Ltd.                       204,000         327,669
SMRT Corp., Ltd.                                         36,000          25,497
StarHub Ltd.                                             36,000          51,905
Straits Trading Co., Ltd.                                 4,000           6,931
Suntec Real Estate Investment Trust                      28,000          21,956
United Industrial Corp., Ltd.                             8,000           7,487
United Overseas Bank Ltd.                                24,000         236,760
UOB-Kay Hian Holdings Ltd.                               16,000          12,040

                      See Notes to Schedule of Investments.

===============================================================================
Schedule of Investments (unaudited)
WISDOMTREE PACIFIC EX-JAPAN TOTAL DIVIDEND FUND June 30, 2006
-------------------------------------------------------------------------------

Investments                                              Shares      US $ Value
-------------------------------------------------------------------------------
UOL Group Ltd.                                            8,000     $    14,469
Venture Corp., Ltd.                                       4,000          26,813
Want Want Holdings Ltd.                                   8,000          10,800
WBL Corp., Ltd.                                           4,000          13,659
Wheelock Properties (Singapore) Ltd.                      8,000           7,285
                                                                    -----------
Total Singapore                                                       2,271,195
                                                                    -----------
TOTAL COMMON STOCKS (Cost: $19,418,484)                              20,436,171
                                                                    ===========

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
United States - 0.0%
Columbia Cash Reserves Fund, 4.71%** (Cost: $5,000)       5,000           5,000
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $19,423,484)***       20,441,171
                                                                    ===========

Foreign Cash and Other Assets in Excess of Liabilities - 0.1%            18,798
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  20,459,969
===============================================================================
* 5,071 warrants attached, expiring on 7/18/07 with a cost of $0.
** Rate shown represents annualized 7-day yield as of June 30, 2006. ***Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

                          Portfolio Holdings by Sector
                 WisdomTree Pacific ex-Japan Total Dividend Fund
                            June 30, 2006 (unaudited)

Sector Breakdown*                                   US $ Value    % Net Assets
-------------------------------------------------------------------------------
Financials                                           $ 9,352,407           45.8%
Telecommunication Services                             2,455,299           12.0
Industrials                                            2,339,199           11.4
Materials                                              1,841,589            9.0
Consumer Discretionary                                 1,410,436            6.9
Consumer Staples                                         971,088            4.7
Energy                                                   811,215            4.0
Utilities                                                779,549            3.8
Health Care                                              290,194            1.4
Information Technology                                   185,196            0.9
Short-Term Investment                                      5,000            0.0#
Foreign Cash and Other Assets in Excess
  of Liabilities                                          18,798            0.1
                                                     -----------         ------
                                                     $20,459,970          100.0%
                                                     ===========         ======

----------
* A sector may comprise several industries.
# Represents less than 0.05%.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE PACIFIC EX-JAPAN HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
Australia - 87.4%
Adelaide Bank Ltd.                                       10,892      $   105,037
Adelaide Brighton Ltd.                                   54,092          102,880
Alesco Corp., Ltd.                                       10,940           73,476
Alinta Ltd.                                              20,568          159,381
Amcor Ltd.                                               53,436          265,198
Austereo Group Ltd.                                      60,124           75,937
Australia & New Zealand Banking Group Ltd.               82,072        1,621,335
Australian Pharmaceutical Industries Ltd.                44,272           75,980
Australian Pipeline Trust                                30,712           97,431
AWB Ltd.                                                 47,584          153,076
Baycorp Advantage Ltd.                                    5,976           14,252
BlueScope Steel Ltd.                                     62,392          368,515
Bradken Ltd.                                              5,652           21,836
City Pacific Ltd.                                        37,312          103,954
Coca-Cola Amatil Ltd.                                    53,816          283,477
Colorado Group Ltd.                                       8,820           28,505
Commonwealth Bank of Australia                           53,356        1,760,449
Consolidated Minerals Ltd.                               46,560           61,227
Crane Group Ltd.                                          8,464           77,032
CSR Ltd.                                                 55,572          138,312
David Jones Ltd.                                         52,368          115,553
Excel Coal Ltd.                                          18,112          108,592
Flight Centre Ltd.                                       12,228           90,212
Futuris Corp., Ltd.                                      60,044           93,680
Galileo Shopping America Trust                          126,552          110,476
Great Southern Plantations Ltd.                          31,592           80,506
GUD Holdings Ltd.                                        13,324           78,203
Gunns Ltd.                                               39,356           82,163
GWA International Ltd.                                   39,660           91,637
Hills Industries Ltd.                                    25,868           92,634
Insurance Australia Group Ltd.                          120,168          477,642
IWL Ltd.                                                  3,508           11,207

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE PACIFIC EX-JAPAN HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
John Fairfax Holdings Ltd.                               74,520      $   207,617
Jubilee Mines NL                                         16,740           99,869
Just Group Ltd.                                          29,580           75,159
Lend Lease Corp. Ltd.                                    26,752          278,057
Lion Nathan Ltd.                                         34,748          201,365
MacArthur Coal Ltd.                                      29,464           98,068
McGuigan Simeon Wines Ltd.                               10,020           18,611
Mortgage Choice Ltd.                                      7,312           13,853
National Australia Bank Ltd.                             64,912        1,695,639
New Hope Corp. Ltd.                                      88,436           80,487
Oakton Ltd.                                               4,404           10,765
OAMPS Ltd.                                               10,064           25,347
Pacific Brands Ltd.                                      74,768          119,430
Perpetual Ltd.                                            3,036          164,997
Prime Television Ltd.                                     6,464           16,568
Programmed Maintenance Services Ltd.                      4,044           12,048
Promina Group Ltd.                                       65,928          275,274
Qantas Airways Ltd.                                     179,340          394,392
Repco Corp., Ltd.                                        52,256           44,259
Ridley Corp., Ltd.                                       17,988           16,171
Rural Press Ltd.                                         12,992          102,702
Salmat Ltd.                                               8,772           17,792
Sims Group Ltd.                                          11,912          177,000
Skilled Group Ltd.                                        5,420           17,154
Smorgon Steel Group Ltd.                                118,012          147,297
Southern Cross Broadcasting Australia Ltd.               10,304           80,381
Spotless Group Ltd.                                      25,852           92,192
St. George Bank Ltd.                                     34,116          743,412
STW Communications Group Ltd.                            32,040           66,890
Suncorp-Metway Ltd.                                      37,928          545,256
Sunland Group Ltd.                                       42,460           68,770
TABCORP Holdings Ltd.                                    41,908          473,260
Telstra Corp Ltd.                                       528,132        1,443,942
Ten Network Holdings Ltd.                                55,392          108,645

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE PACIFIC EX-JAPAN HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Tishman Speyer Office Fund                               48,788      $    79,381
Wesfarmers Ltd.                                          29,084          763,409
West Australian Newspapers Holdings Ltd.                 21,340          138,410
Westpac Banking Corp.                                    88,576        1,531,999
                                                                     -----------
Total Australia                                                       17,465,663
                                                                     -----------

Hong Kong - 0.6%
Fubon Bank Ltd.                                          64,832           23,789
Hung Hing Printing Group Ltd.                            40,520           24,259
Oriental Press Group Ltd.                               356,584           71,161
                                                                     -----------
Total Hong Kong                                                          119,209
                                                                     -----------

New Zealand - 6.9%
Air New Zealand Ltd.                                    114,060           82,121
Auckland International Airport Ltd.                     101,268          134,081
CanWest MediaWorks NZ Ltd.                               13,636           11,981
Fisher & Paykel Appliances Holdings Ltd.                 32,020           90,066
Fletcher Building Ltd.                                   32,700          182,560
Freightways Ltd.                                          8,228           18,575
New Zealand Refining Co., Ltd. (The)                     26,772          107,811
Nuplex Industries Ltd.                                    5,036           19,481
Sanford Ltd.                                              6,192           18,890
Sky City Entertainment Group Ltd.                        39,508          130,171
Telecom Corp. of New Zealand Ltd.                       235,140          579,622
                                                                     -----------
Total New Zealand                                                      1,375,359
                                                                     -----------

Singapore - 4.8%
Ascendas Real Estate Investment Trust                    96,000          116,558
Chuan Hup Holdings Ltd.                                 388,000           80,969
Fortune Real Estate Investment Trust                     20,000           15,450
Hong Leong Finance Ltd.                                  44,000           91,264
Jaya Holdings Ltd.                                       84,000           71,180
Macquarie MEAG Prime REIT                                16,000            9,258
MobileOne Ltd.                                           92,000          120,429

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE PACIFIC EX-JAPAN HIGH-YIELDING EQUITY FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Robinson & Co., Ltd.                                      4,000      $    12,900
SMRT Corp., Ltd.                                        144,000          101,989
StarHub Ltd.                                            116,000          167,249
Suntec Real Estate Investment Trust                     120,000           94,097
UOB-Kay Hian Holdings Ltd.                               96,000           72,242
                                                                     -----------
Total Singapore                                                          953,585
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $19,492,445)                               19,913,816
                                                                     ===========

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
United States - 0.0%
Columbia Cash Reserves Fund, 4.71%* (Cost: $5,000)        5,000            5,000
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $19,497,445)**         19,918,816
                                                                     ===========

Foreign Cash and Other Assets in Excess of Liabilities - 0.3%             53,157
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $19,971,973
================================================================================
*Rate shown represents annualized 7-day yield as of June 30, 2006.
**Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

                          Portfolio Holdings by Sector
              WisdomTree Pacific ex-Japan High-Yielding Equity Fund
                            June 30, 2006 (unaudited)

Sector Breakdown*                                 US $ Value    % of Net Assets
-------------------------------------------------------------------------------
Financials                                        $10,034,741              50.2%
Telecommunication Services                          2,311,242              11.6
Industrials                                         2,280,829              11.4
Consumer Discretionary                              2,138,011              10.7
Materials                                           1,709,025               8.6
Consumer Staples                                      785,270               3.9
Energy                                                296,890               1.5
Utilities                                             256,811               1.3
Health Care                                            75,980               0.4
Information Technology                                 25,017               0.1
Short-Term Investment                                   5,000               0.0#
Foreign Cash and Other Assets in Excess
  of Liabilities                                       53,157               0.3
                                                  -----------            ------
                                                  $19,971,973             100.0%
                                                  ===========            ======

----------
* A sector may comprise several industries.
# Represents less than 0.05%.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
Australia - 6.1%
AMP Ltd.                                                  6,496      $    44,063
Australia & New Zealand Banking Group Ltd.                8,208          162,149
BHP Billiton Ltd.                                         5,488          118,242
Commonwealth Bank of Australia                            6,312          208,261
Macquarie Bank Ltd.                                         672           34,449
National Australia Bank Ltd.                              7,412          193,617
QBE Insurance Group Ltd.                                  2,276           34,665
Rinker Group Ltd.                                         1,252           15,246
Rio Tinto Ltd.                                              656           37,918
St George Bank Ltd.                                       2,596           56,569
Telstra Corp Ltd.                                        46,876          128,162
Westpac Banking Corp.                                     8,332          144,109
Woodside Petroleum Ltd.                                   1,532           50,081
Woolworths Ltd.                                           3,652           54,672
                                                                     -----------
Total Australia                                                        1,282,203
                                                                     -----------

Austria - 0.3%
Bank Austria Creditanstalt AG                               272           32,786
Erste Bank der oesterreichischen Sparkassen AG              248           13,953
OMV AG                                                      236           14,047
Telekom Austria AG                                          480           10,685
                                                                     -----------
Total Austria                                                             71,471
                                                                     -----------

Belgium - 2.1%
Belgacom S.A.                                             1,624           53,844
Dexia N.V./S.A.                                           2,468           59,327
Fortis N.V./S.A.                                          5,424          184,620
Groupe Bruxelles Lambert S.A.                               224           23,458
InBev N.V.                                                  580           28,441
KBC Groep N.V.                                              812           87,110
                                                                     -----------
Total Belgium                                                            436,800
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Denmark - 0.5%
Danske Bank A/S                                           2,016      $    76,718
Novo-Nordisk A/S  Class B                                   404           25,727
                                                                     -----------
Total Denmark                                                            102,445
                                                                     -----------

Finland - 1.3%
Fortum Oyj                                                4,040          103,315
Nokia Oyj                                                 6,864          140,075
UPM-Kymmene Corp.                                         1,616           34,817
                                                                     -----------
Total Finland                                                            278,207
                                                                     -----------

France - 15.0%
Accor S.A.                                                  532           32,373
Assurances Generales de France                              504           59,450
AXA S.A.                                                  6,068          199,092
BNP Paribas                                               2,448          234,291
Bouygues S.A.                                               700           35,981
Carrefour S.A.                                            1,588           93,078
Christian Dior S.A.                                         272           26,658
Cie de Saint-Gobain S.A.                                    816           58,325
CNP Assurance S.A.                                          300           28,520
Credit Agricole S.A.                                      1,788           68,015
France Telecom S.A.                                      15,432          331,697
Gaz de France                                             1,292           43,365
Groupe Danone                                               488           61,993
Lafarge S.A.                                                444           55,722
Lagardere SCA                                               256           18,887
L'Air Liquide S.A.                                          292           56,864
L'Oreal S.A.                                                964           91,029
LVMH Moet Hennessy Louis Vuitton S.A.                       720           71,441
Natexis Banques Populaires                                   84           19,322
Peugeot S.A.                                                628           39,066

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
PPR S.A.                                                    308      $    39,264
Renault S.A.                                                780           83,777
Sanofi-Aventis                                            2,212          215,805
Schneider Electric S.A.                                     616           64,193
Societe Generale                                          1,188          174,689
Suez S.A.                                                 4,304          178,858
Total S.A.                                                7,812          513,924
Vallourec S.A.                                                8            9,615
Veolia Environnement S.A.                                   616           31,829
VINCI S.A.                                                  608           62,621
Vivendi S.A.                                              4,124          144,484
                                                                     -----------
Total France                                                           3,144,228
                                                                     -----------

Germany - 7.5%
Adidas AG                                                   132            6,309
Allianz AG                                                  492           77,706
BASF AG                                                   1,192           95,686
Bayer AG                                                  1,536           70,586
Bayerische Motoren Werke AG                                 748           37,358
Beiersdorf AG                                                92           13,859
Commerzbank AG                                              832           30,256
Continental AG                                              128           13,080
DaimlerChrysler AG                                        2,824          139,489
Deutsche Bank AG                                            724           81,465
Deutsche Boerse AG                                           48            6,536
Deutsche Post AG                                          3,032           81,259
Deutsche Postbank AG                                        268           19,279
Deutsche Telekom AG                                      17,936          288,508
E.ON AG                                                   1,652          190,152
Metro AG                                                    552           31,282
Muenchener Rueckversicherungs AG                            496           67,740
RWE AG                                                    1,076           89,498
SAP AG                                                      208           43,883
Siemens AG                                                1,312          114,126

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
ThyssenKrupp AG                                           1,040      $    35,599
T-Online International AG*                                  468            4,189
Volkswagen AG                                               448           31,409
                                                                     -----------
Total Germany                                                          1,569,254
                                                                     -----------

Hong Kong - 3.0%
BOC Hong Kong (Holdings) Ltd.                            36,360           71,156
Cheung Kong (Holdings) Ltd.                               4,040           43,771
China Mobile Ltd.                                        32,320          184,757
China Netcom Group Corp. Ltd.                             2,016            3,530
China Unicom Ltd.                                         8,084            7,234
CLP Holdings Ltd.                                         8,084           47,305
CNOOC Ltd.                                               40,404           32,252
Hang Seng Bank Ltd.                                       7,672           97,295
Hong Kong & China Gas Co. Ltd. (The)                      4,040            8,869
Hutchison Whampoa Ltd.                                    8,084           73,794
MTR Corp.                                                 8,084           19,515
Sun Hung Kai Properties Ltd.                              4,040           41,196
                                                                     -----------
Total Hong Kong                                                          630,674
                                                                     -----------

Ireland - 0.6%
Allied Irish Banks PLC                                    2,368           57,075
Anglo Irish Bank Corp. PLC                                  576            8,948
Bank of Ireland                                           2,424           43,237
CRH PLC                                                     600           19,556
                                                                     -----------
Total Ireland                                                            128,816
                                                                     -----------

Italy - 7.5%
Assicurazioni Generali SpA                                1,452           52,876
Autostrade SpA                                              580           16,293
Banca Intesa SpA                                         21,748          127,361
Banca Monte dei Paschi di Siena SpA                       3,328           20,000
Capitalia SpA                                             6,152           50,462
Enel SpA                                                 24,752          213,315

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
ENI SpA                                                  17,556      $   516,977
Luxottica Group SpA                                         372           10,103
Mediaset SpA                                              3,012           35,509
Mediobanca SpA                                            1,784           34,924
RAS Holding SpA                                           1,976           49,117
Sanpaolo IMI SpA                                          3,796           67,127
Telecom Italia SpA                                       64,936          180,799
UniCredito Italiano SpA                                  25,696          201,080
                                                                     -----------
Total Italy                                                            1,575,943
                                                                     -----------

Japan - 7.3%
AEON Co., Ltd.                                              400            8,783
Astellas Pharma, Inc.                                       400           14,696
Bridgestone Corp.                                           400            7,715
Canon Inc.                                                1,200           58,890
Chubu Electric Power Co., Inc.                            1,200           32,437
Chugai Pharmaceutical Co., Ltd.                             400            8,170
DENSO CORP.                                                 800           26,173
East Japan Railway Co.                                        4           29,742
Eisai Co., Ltd.                                             400           18,020
Fuji Photo Film Co., Ltd.                                   400           13,437
Hitachi Ltd.                                              4,000           26,453
Honda Motor Co., Ltd.                                     1,600           50,807
Hoya Corp.                                                  400           14,241
Japan Tobacco, Inc.                                           4           14,591
JFE Holdings, Inc.                                          400           16,971
Kansai Electric Power Co., Inc. (The)                     1,200           26,873
Keyence Corp.                                               400          102,244
Kyushu Electric Power Co., Inc.                             800           18,615
Mitsubishi Corp.                                          1,200           23,986
Mitsubishi UFJ Financial Group, Inc.                          4           55,986
Mitsui Fudosan Co., Ltd.                                  4,000           86,953
Mizuho Financial Group, Inc.                                  4           33,906
Mizuho Trust & Banking Co., Ltd.                          4,000            9,832

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Nikko Cordial Corp.                                       2,000      $    25,613
Nippon Steel Corp.                                        4,000           15,151
Nippon Telegraph & Telephone Corp.                           12           58,890
Nissan Motor Co., Ltd.                                    6,400           69,982
Nomura Holdings, Inc.                                     1,200           22,517
NTT DoCoMo, Inc.                                             56           82,299
ORIX Corp.                                                   40            9,780
SMC Corp.                                                   400           56,651
SOFTBANK CORP.                                              400            8,975
Sony Corp.                                                  400           17,671
Sumitomo Electric Industries Ltd.                           400            5,865
Sumitomo Metal Industries Ltd.                            4,000           16,516
Sumitomo Realty & Development Co., Ltd.                   4,000           98,675
Suzuki Motor Corp.                                          400            8,660
T&D Holdings, Inc.                                          200           16,183
Takeda Pharmaceutical Co., Ltd.                             800           49,827
Tohoku Electric Power Co., Inc.                             800           17,566
Tokyo Electric Power Co., Inc. (The)                      2,000           55,286
Tokyo Gas Co., Ltd.                                       4,000           18,860
Toyota Motor Corp.                                        3,200          167,677
Yahoo Japan Corp.                                            12            6,361
                                                                     -----------
Total Japan                                                            1,528,526
                                                                     -----------

Netherlands - 4.2%
ABN AMRO Holding N.V.                                     6,600          180,512
Aegon N.V.                                                4,112           70,297
Akzo Nobel N.V.                                             604           32,560
European Aeronautic Defence & Space Co. N.V.              1,496           42,963
Heineken N.V.                                               460           19,498
ING Groep N.V.                                            6,232          244,873
Koninklijke Philips Electronics N.V.                      1,792           55,977
Royal KPN N.V.                                            8,088           90,904
STMicroelectronics N.V.                                     668           10,754
TNT N.V.                                                    780           27,906

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Unilever N.V.                                             4,500      $   102,017
                                                                     -----------
Total Netherlands                                                        878,261
                                                                     -----------

Norway -  1.1%
DnB NOR ASA                                               4,444           55,170
Norsk Hydro ASA                                           2,420           64,169
Statoil ASA                                               3,032           86,001
Telenor ASA                                               2,420           29,265
                                                                     -----------
Total Norway                                                             234,605
                                                                     -----------

Portugal - 0.4%
EDP-Energias de Portugal S.A.                             9,636           37,826
Portugal Telecom, SGPS, S.A.                              4,272           51,565
                                                                     -----------
Total Portugal                                                            89,391
                                                                     -----------

Singapore - 0.9%
DBS Group Holdings Ltd.                                   4,000           45,784
Oversea-Chinese Banking Corp. Ltd.                        8,000           33,389
Singapore Telecommunications Ltd.                        40,000           64,249
United Overseas Bank Ltd.                                 4,000           39,460
                                                                     -----------
Total Singapore                                                          182,882
                                                                     -----------

Spain - 5.2%
Abertis Infraestructuras S.A.                             1,080           25,285
ACS, Actividades Construccion y Servicios, S.A.             372           15,511
Altadis, S.A.                                               516           24,386
Banco Bilbao Vizcaya Argentaria, S.A.                     8,220          169,009
Banco Popular Espanol, S.A.                               2,896           43,140
Banco S.A.ntander Central Hispano S.A.                   17,040          248,821
Cia Espanola De Petroleos, S.A.                             464           33,106
EndeS.A. S.A.                                             2,340           81,354
Gas Natural SDG S.A.                                      1,084           33,085
Grupo Ferrovial S.A.                                        152           11,603
Iberdrola S.A.                                            2,216           76,306

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Inditex S.A.                                                444      $    18,723
Repsol YPF, S.A.                                          2,460           70,427
Telefonica Moviles, S.A.                                  6,116           85,788
Telefonica S.A.                                           7,588          126,325
Union Fenosa S.A.                                           492           19,036
                                                                     -----------
Total Spain                                                            1,081,905
                                                                     -----------

Sweden - 2.4%
Atlas Copco AB Class A                                      808           22,434
ForeningsSparbanken AB                                    1,616           42,400
H & M AB Class B                                          2,016           78,082
Nordea Bank AB                                            8,084           96,513
Sandvik AB                                                2,420           28,136
Skandinaviska Enskilda Banken AB                          1,616           38,474
Svenska Handelsbanken Class A                             1,616           41,614
Telefonaktiebolaget LM Ericsson Class B                  20,200           66,740
TeliaSonera AB                                           10,100           57,346
Volvo AB Class B                                            808           39,708
                                                                     -----------
Total Sweden                                                             511,447
                                                                     -----------

Switzerland - 4.9%
Adecco S.A.                                                 180           10,624
Credit Suisse Group                                       2,640          147,409
Holcim Ltd.                                                 300           22,947
Nestle S.A.                                                 756          236,983
Novartis AG                                               3,464          187,197
Roche Holding AG                                            688          113,506
Swiss Reinsurance Co.                                       752           52,456
Swisscom AG                                                 184           60,457
UBS AG                                                    1,872          204,774
                                                                     -----------
Total Switzerland                                                      1,036,353
                                                                     -----------

United Kingdom - 29.3%
Anglo American PLC                                        2,948          120,936

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Associated British Foods PLC                              1,564      $    21,999
AstraZeneca PLC                                           3,236          195,355
Aviva PLC                                                 7,320          103,639
BAA PLC                                                   2,316           39,966
BAE SYSTEMS PLC                                           6,924           47,351
Barclays PLC                                             23,368          265,589
BG Group PLC                                              2,632           35,171
BHP Billiton PLC                                          3,428           66,509
BOC Group PLC                                             1,136           33,218
BP PLC                                                   53,592          624,958
British American Tobacco PLC                              6,152          154,974
British Land Co. PLC                                        568           13,268
British Sky Broadcasting PLC                              3,040           32,246
BT Group PLC                                             33,532          148,381
Cadbury Schweppes PLC                                     4,344           41,900
Centrica PLC                                             10,472           55,249
Diageo PLC                                                8,156          137,197
GlaxoSmithKline PLC                                      14,148          395,390
GUS PLC                                                   2,484           44,381
HBOS PLC                                                 12,732          221,356
HSBC Holdings PLC                                        39,348          692,465
Imperial Tobacco Group PLC                                1,968           60,750
Land Securities Group PLC                                 1,116           37,030
Legal & General Group PLC                                 6,864           16,282
Lloyds TSB Group PLC                                     31,864          313,235
Man Group PLC                                               460           21,678
Marks & Spencer Group PLC                                 2,992           32,484
National Grid PLC                                        10,060          108,848
Old Mutual PLC                                           14,404           43,491
Prudential PLC                                            5,348           60,436
Reckitt Benckiser PLC                                     1,120           41,844
Reed Elsevier PLC                                         2,968           29,972
Rio Tinto PLC                                             1,432           75,722
Royal Bank of Scotland Group (The) PLC                    9,436          310,303

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL LARGECAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Royal Dutch Shell PLC Class A                            10,608      $   356,731
Royal Dutch Shell PLC Class B                             7,444          260,354
SABMiller PLC                                             2,516           45,348
Scottish & Southern Energy PLC                            2,896           61,651
Scottish Power PLC                                        5,420           58,443
Shire PLC                                                   184            2,685
Standard Chartered PLC                                    2,836           69,238
Tesco PLC                                                15,964           98,618
Unilever PLC                                              4,024           90,502
Vodafone Group PLC                                      179,472          382,564
Wolseley PLC                                              1,072           23,654
WPP Group PLC                                             1,324           16,027
Xstrata PLC                                                 456           17,290
                                                                     -----------
Total United Kingdom                                                   6,126,678
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $19,758,895)                               20,890,089
                                                                     ===========

RIGHT* - 0.0%
France - 0.0%
AXA S.A., expiring on 7/01/06                             1,517            1,280
                                                                     -----------

TOTAL LONG-TERM INVESTMENTS (Cost: $19,758,895)                       20,891,369
                                                                     ===========

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
United States - 0.2%
Columbia Cash Reserves Fund, 4.71%** (Cost: $39,579)     39,579           39,579
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $19,798,474)***        20,930,948
                                                                     ===========

Cash, Foreign Cash and Other Assets in Excess of Liabilities - 0.1%       12,533
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $20,943,481
================================================================================
* Non-income producing security.
** Rate shown represents annualized 7-day yield as of June 30, 2006. ***Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

                          Portfolio Holdings by Sector
                 WisdomTree International LargeCap Dividend Fund
                            June 30, 2006 (unaudited)

Sector Breakdown*                                  US $ Value   % of Net Assets
-------------------------------------------------------------------------------
Financials                                        $ 7,670,670              36.6%
Energy                                              2,658,199              12.7
Telecommunication Services                          2,472,204              11.8
Utilities                                           1,607,939               7.7
Consumer Staples                                    1,473,743               7.0
Consumer Discretionary                              1,399,223               6.7
Health Care                                         1,226,380               5.8
Materials                                             958,055               4.6
Industrials                                           951,125               4.5
Information Technology                                473,831               2.3
Short-Term Investment                                  39,579               0.2
Cash, Foreign Cash and Other Assets in Excess
  of Liabilities                                       12,533               0.1
                                                  -----------            ------
                                                  $20,943,481             100.0%
                                                  ===========            ======

----------
* A sector may comprise several industries.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL DIVIDEND TOP 100(SM) FUND June 30, (2006)
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Australia - 14.3%
AMP Ltd.                                                 31,704      $   215,052
Australia & New Zealand Banking Group Ltd.               15,400          304,228
Commonwealth Bank of Australia                            9,388          309,751
Macquarie Bank Ltd.                                       4,256          218,178
National Australia Bank Ltd.                             11,072          289,224
QBE Insurance Group Ltd.                                 10,708          163,088
St.George Bank Ltd.                                      15,184          330,870
Telstra Corp. Ltd.                                      176,560          482,725
Westpac Banking Corp.                                    17,844          308,628
Woodside Petroleum Ltd.                                   4,644          151,811
Woolworths Ltd.                                          14,160          211,981
                                                                     -----------
Total Australia                                                        2,985,536
                                                                     -----------

Belgium - 3.1%
Belgacom S.A.                                             9,036          299,592
Dexia N.V.                                                6,396          153,751
Fortis N.V.                                               5,876          200,005
                                                                     -----------
Total Belgium                                                            653,348
                                                                     -----------

Denmark - 1.0%
                                                                     -----------
Danske Bank A/S                                           5,428          206,559
                                                                     -----------

Finland - 2.6%
Fortum Oyj                                               12,120          309,945
UPM-Kymmene Corp.                                        10,504          226,311
                                                                     -----------
Total Finland                                                            536,256
                                                                     -----------

France - 7.9%
Assurances Generales de France                            1,456          171,743

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL DIVIDEND TOP 100(SM) FUND June 30, (2006)
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
AXA S.A.                                                  4,636      $   152,108
BNP Paribas                                               1,864          178,398
Credit Agricole S.A.                                      4,040          153,681
France Telecom S.A.                                      13,548          291,202
Societe Generale                                          1,244          182,924
Suez S.A.                                                 4,448          184,842
Total S.A.                                                2,388          157,098
Vivendi S.A.                                              4,968          174,054
                                                                     -----------
Total France                                                           1,646,050
                                                                     -----------

Germany - 4.5%
BASF AG                                                   1,904          152,841
DaimlerChrysler AG                                        3,492          172,485
Deutsche Post AG                                          6,180          165,627
Deutsche Telekom AG                                      17,324          278,664
E.ON AG                                                   1,416          162,987
                                                                     -----------
Total Germany                                                            932,604
                                                                     -----------

Hong Kong - 4.2%
BOC Hong Kong (Holdings) Ltd.                           125,240          245,094
China Netcom Group Corp. Ltd.                           103,020          180,388
CLP Holdings Ltd.                                        42,420          248,228
Hang Seng Bank Ltd.                                      16,564          210,062
                                                                     -----------
Total Hong Kong                                                          883,772
                                                                     -----------

Ireland - 1.7%
Allied Irish Banks PLC                                    7,640          184,143
Bank of Ireland                                           9,016          160,820
                                                                     -----------
Total Ireland                                                            344,963
                                                                     -----------

Italy - 9.9%
Banca Intesa SpA                                         41,504          243,056
Capitalia SpA                                            19,916          163,362
Enel SpA                                                 37,408          322,386

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL DIVIDEND TOP 100(SM) FUND June 30, (2006)
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
ENI SpA                                                   8,008      $   235,814
Mediaset SpA                                             18,708          220,551
RAS Holding SpA                                           8,308          206,512
Sanpaolo IMI SpA                                         10,064          177,969
Telecom Italia SpA                                      115,636          321,961
UniCredito Italiano SpA                                  22,628          177,072
                                                                     -----------
Total Italy                                                            2,068,683
                                                                     -----------

Netherlands - 5.0%
ABN AMRO Holding N.V.                                     9,104          248,997
Aegon N.V.                                               10,240          175,058
ING Groep N.V.                                            4,720          185,463
Royal KPN N.V.                                           21,760          244,568
Unilever N.V.                                             8,320          188,618
                                                                     -----------
Total Netherlands                                                      1,042,704
                                                                     -----------

Norway - 1.0%
DnB NOR ASA                                              16,564          205,633
                                                                     -----------

Portugal - 2.1%
EDP - Energias de Portugal, S.A.                         46,804          183,727
Portugal Telecom, SGPS, S.A.                             20,720          250,100
                                                                     -----------
Total Portugal                                                           433,827
                                                                     -----------

Singapore - 3.3%
DBS Group Holdings Ltd.                                  16,000          183,135
Oversea-Chinese Banking Corp.                            40,000          166,946
Singapore Telecommunications Ltd.                        88,000          141,348
United Overseas Bank Ltd.                                20,000          197,300
                                                                     -----------
Total Singapore                                                          688,729
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL DIVIDEND TOP 100(SM) FUND June 30, (2006)
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Spain - 6.3%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.              7,684      $   157,988
Banco Popular Espanol, S.A.                              10,796          160,820
Banco Santander Central Hispano, S.A.                    12,324          179,957
Endesa S.A.                                               6,408          222,784
Gas Natural SDG S.A.                                      6,032          184,105
Iberdrola S.A.                                            5,604          192,968
Telefonica S.A.                                          13,096          218,022
                                                                     -----------
Total Spain                                                            1,316,644
                                                                     -----------

Sweden - 5.5%
ForeningsSparbanken AB                                    7,676          201,399
H & M AB Class B                                          5,048          195,516
Nordea Bank AB                                           16,160          192,930
Sandvik AB                                               12,120          140,912
Svenska Handelsbanken  Class A                            6,464          166,458
Volvo AB Class B                                          4,848          238,246
                                                                     -----------
Total Sweden                                                           1,135,461
                                                                     -----------

Switzerland - 1.0%
Swisscom AG                                                 604          198,457
                                                                     -----------

United Kingdom - 26.4%
Aviva PLC                                                14,512          205,465
BAE SYSTEMS PLC                                          20,960          143,339
Barclays PLC                                             20,532          233,356
BP PLC                                                   15,892          185,323
British American Tobacco PLC                              7,760          195,481
BT Group PLC                                             68,452          302,903
Centrica PLC                                             42,848          226,059
Diageo PLC                                               11,612          195,333
GlaxoSmithKline PLC                                       5,656          158,067
GUS PLC                                                  10,284          183,741
HBOS PLC                                                 12,904          224,346
HSBC Holdings PLC                                        10,448          183,869

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL DIVIDEND TOP 100(SM) FUND June 30, (2006)
--------------------------------------------------------------------------------

Investments                                              Shares       US $ Value
--------------------------------------------------------------------------------
Imperial Tobacco Group PLC                                6,280      $   193,857
Legal & General Group PLC                                91,240          216,426
Lloyds TSB Group PLC                                     39,772          390,973
National Grid PLC                                        23,460          253,834
Old Mutual PLC                                           55,412          167,311
Prudential PLC                                           13,220          149,396
Reed Elsevier PLC                                        15,872          160,284
Royal Bank of Scotland Group (The) PLC                    7,368          242,297
Royal Dutch Shell PLC  Class A                            5,928          199,350
Scottish & Southern Energy PLC                           10,632          226,337
Scottish Power PLC                                       30,152          325,125
Standard Chartered PLC                                    6,008          146,680
Unilever PLC                                              9,580          215,459
Vodafone Group PLC                                       85,172          181,553
                                                                     -----------
Total United Kingdom                                                   5,506,164
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $19,761,613)                               20,785,390
                                                                     -----------

RIGHT* - 0.0%
France - 0.0%
AXA S.A., expiring on 7/01/06                             1,159              978
                                                                     -----------

TOTAL LONG-TERM INVESTMENTS (Cost: $19,761,613)                       20,786,368
                                                                     ===========

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
United States - 0.2%
Columbia Cash Reserves Fund, 4.71%** (Cost: $33,814)     33,814           33,814
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $19,795,427)***       20,820,182
                                                                     ===========

Other Assets in Excess of Liabilities - 0.0%                               1,139
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $20,821,321
================================================================================
* Non-income producing security.
** Rate shown represents annualized 7-day yield as of June 30, 2006. ***Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

                          Portfolio Holdings by Sector
                  WisdomTree International Dividend Top(SM) 100
                            June 30, 2006 (unaudited)

Sector Breakdown*                                  US $ Value   % of Net Assets
-------------------------------------------------------------------------------
Financials                                        $ 9,889,456              47.5%
Telecommunication Services                          3,391,483              16.3
Utilities                                           3,043,328              14.6
Consumer Staples                                    1,200,730               5.8
Consumer Discretionary                              1,106,631               5.3
Energy                                                929,397               4.5
Industrials                                           688,124               3.3
Materials                                             379,152               1.8
Health Care                                           158,067               0.7
Short-Term Investment                                  33,814               0.2
Other Assets in Excess of Liabilities                   1,139               0.0#
                                                  -----------            ------
                                                  $20,821,321             100.0%
                                                  ===========            ======

----------
* A sector may comprise several industries.
# Represents less than 0.05%.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
Australia - 11.9%
Alumina Ltd.                                              12,996     $    65,174
Amcor Ltd.                                                13,536          67,178
Aristocrat Leisure Ltd.                                    5,752          55,042
Australian Gas Light Co., Ltd.                             6,704          87,213
Australian Stock Exchange Ltd.                             2,452          59,351
AXA Asia Pacific Holdings Ltd.                            12,964          60,390
BlueScope Steel Ltd.                                      16,532          97,645
Brambles Industries Ltd.                                   8,504          69,498
Caltex Australia Ltd.                                      3,760          65,926
Coca-Cola Amatil Ltd.                                     13,712          72,228
Coles Myer Ltd.                                           16,560         139,765
CSL Ltd.                                                   1,428          57,025
Foster's Group Ltd.                                       29,720         120,780
Harvey Norman Holdings Ltd.                               19,392          56,765
Insurance Australia Group Ltd.                            33,200         131,963
John Fairfax Holdings Ltd.                                20,116          56,044
Lend Lease Corp. Ltd.                                      6,812          70,803
Lion Nathan Ltd.                                           9,928          57,533
Newcrest Mining Ltd.                                       3,860          60,453
Orica Ltd.                                                 3,512          62,335
Origin Energy Ltd.                                        11,124          60,827
Promina Group Ltd.                                        16,904          70,581
Publishing & Broadcasting Ltd.                             7,840         106,068
Qantas Airways Ltd.                                       49,144         108,074
Santos Ltd.                                                8,048          72,349
Suncorp-Metway Ltd.                                       10,608         152,501
TABCORP Holdings Ltd.                                     11,580         130,771
Toll Holdings Ltd.                                         5,224          54,531
Wesfarmers Ltd.                                            8,340         218,912
                                                                     -----------
Total Australia                                                        2,487,725
                                                                     -----------

Austria - 0.6%
BOEHLER-UDDEHOLM AG                                          380          20,772
Oesterreichische Elektrizitaetswirtschafts AG Class A        532          25,577
Uniqa Versicherungen AG                                      420          13,641
voestalpine AG                                               148          22,482
Wiener Staedtische AG                                        336          19,763
Wienerberger AG                                              640          30,401
                                                                     -----------
Total Austria                                                            132,636
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Belgium - 1.8%
Ackermans & van Haaren                                       116     $     8,440
Agfa-Gevaert N.V.                                          1,152          27,899
Almancora SCA                                                480          62,603
Bekaert S.A.                                                 144          13,828
Delhaize Group                                               580          40,196
Groep Colruyt S.A.                                           208          32,473
Mobistar S.A.                                                700          55,538
Solvay S.A.                                                  712          81,890
UCB S.A.                                                     892          48,246
Umicore                                                      120          16,019
                                                                     -----------
Total Belgium                                                            387,132
                                                                     -----------

Finland - 2.7%
Elisa Oyj  Class A                                         2,028          38,611
Kesko Oyj Class B                                            812          31,127
Metso Oyj                                                    812          29,456
OKO Bank PLC Class A                                       2,436          35,820
Outokumpu Oyj                                              1,624          38,000
Rautaruukki Oyj                                            2,436          73,571
Sampo Oyj Class A                                          6,088         116,144
Sanoma-WSOY Oyj                                            2,108          50,727
Stora Enso Oyj Class R                                     6,904          96,400
TietoEnator Corp.                                            812          23,444
Wartsila Oyj Class B                                         404          17,047
YIT Oyj                                                    1,016          24,904
                                                                     -----------
Total Finland                                                            575,251
                                                                     -----------

France - 7.8%
Air France-KLM                                             1,748          41,081
Bail Investissement                                          552          34,775
Capgemini S.A.                                               696          39,718
Casino Guichard Perrachon S.A.                             1,260          95,780
Cie Generale d'Optique Essilor International S.A.            468          47,095
Ciments Francais                                             232          38,534
Clarins                                                      548          37,873
Compagnie Generale des Etablissements Michelin Class B     1,424          85,577
Dassault Systemes S.A.                                       724          38,789
Eiffage                                                      496          41,985
Eramet                                                       276          39,349

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Euler Hermes S.A.                                            352     $    38,842
Eurazeo                                                      372          36,840
Gecina S.A.                                                  892         116,793
Hermes International                                         436          38,551
Imerys S.A.                                                  620          49,548
Klepierre                                                    532          61,596
M6-Metropole Television                                    1,984          62,077
PagesJaunes Groupe S.A.                                    5,320         166,999
Publicis Groupe                                              924          35,680
Societe Des Autoroutes Paris-Rhin-Rhone                      612          41,944
Societe Television Francaise 1                             2,012          65,602
Sodexho Alliance S.A.                                      1,272          61,105
Technip S.A.                                                 872          48,279
Thales S.A.                                                1,660          64,823
Thomson                                                    1,992          32,934
Unibail                                                      516          89,928
Valeo S.A.                                                   984          35,028
Wendel Investissement                                        324          39,108
                                                                     -----------
Total France                                                           1,626,233
                                                                     -----------

Germany -  3.9%
Altana AG                                                    964          53,693
AMB Generali Holding AG                                      304          43,147
Celesio AG                                                   432          39,257
Deutsche Lufthansa AG                                      4,716          86,834
Fraport AG Frankfurt Airport Services Worldwide              360          25,663
Fresenius AG                                                 116          19,178
Fresenius Medical Care AG & Co. KGaA                         384          44,131
Heidelberger Druckmaschinen AG                               440          20,001
Henkel KGaA                                                  380          39,503
Hochtief AG                                                  364          20,241
Hypo Real Estate Holding AG                                  772          46,878
IKB Deutsche Industriebank AG                                692          25,306
IVG Immobilien AG                                            620          18,725
K+S AG                                                       324          26,129
Linde AG                                                     724          55,776
MAN AG                                                       704          50,967
Merck KGaA                                                   196          17,819
Puma AG Rudolf Dassler Sport                                  52          20,208
Rheinmetall AG                                               276          19,237
Salzgitter AG                                                236          20,028

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Suedzucker AG                                              1,512     $    33,524
TUI AG                                                     3,428          67,896
United Internet AG                                         1,376          19,828
                                                                     -----------
Total Germany                                                            813,969
                                                                     -----------

Hong Kong - 5.1%
Bank of East Asia Ltd.                                    18,680          76,841
China Merchants Holdings (International) Co., Ltd.        16,244          49,462
China Overseas Land & Investment Ltd.*                    32,484          19,761
China Resources Enterprise, Ltd.                           8,124          16,579
China Resources Power Holdings Co.                        16,244          13,594
CITIC Pacific Ltd.                                        28,428          83,816
Denway Motors Ltd.                                        56,860          19,034
Guangdong Investment Ltd.                                 40,616          15,557
Hang Lung Group Ltd.                                      12,184          26,354
Hang Lung Properties Ltd.                                 36,552          65,414
Henderson Investment Ltd.                                 16,244          27,816
Henderson Land Development Co., Ltd.                      12,184          63,297
Hong Kong Exchanges and Clearing Ltd.                      8,124          52,246
Hongkong Electric Holdings Ltd.                           26,396         119,457
Hopewell Holdings                                          8,124          22,907
Hysan Development Co., Ltd.                                8,124          22,907
Lenovo Group Ltd.                                         48,732          16,156
New World Development Ltd.                                24,368          40,158
PCCW Ltd.                                                 60,916          43,528
Sino Land Co.                                             16,244          25,934
Swire Pacific Ltd. Class A                                 8,124          83,834
Swire Pacific Ltd. Class B                                20,304          38,951
Television Broadcasts Ltd.                                 4,064          25,115
Wharf Holdings Ltd.                                       16,244          57,723
Wheelock & Co., Ltd.                                      12,184          20,471
Wing Hang Bank Ltd.                                        2,028          17,755
                                                                     -----------
Total Hong Kong                                                        1,064,667
                                                                     -----------

Ireland -  0.7%
C&C Group PLC                                              1,988          17,260
Depfa Bank PLC                                             1,900          31,485
IAWS Group PLC                                               316           5,507
Independent News & Media PLC                               8,968          26,202
Irish Life & Permanent PLC                                 2,280          54,575

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Kerry Group PLC Class A                                      420     $     9,022
Kingspan Group PLC                                           392           6,772
                                                                     -----------
Total Ireland                                                            150,823
                                                                     -----------

Italy - 7.6%
ACEA SpA                                                   2,544          35,196
AEM SpA                                                   15,772          36,623
Alleanza Assicurazioni SpA                                 9,000         101,959
Autogrill SpA                                              2,252          34,641
Banca Carige SpA                                           6,544          35,311
Banca CR Firenze                                          12,360          34,966
Banca Fideuram SpA                                         9,868          57,411
Banca Lombarda e Piemontese SpA                            2,780          44,824
Banca Popolare dell'Emilia Romagna S.c.r.l.                1,752          37,411
Banca Popolare di Milano S.c.r.l.                          2,864          36,492
Banca Popolare di Sondrio S.c.r.l                          2,092          33,972
Banca Popolare di Verona e Novara S.c.r.l.                 2,400          64,291
Banca Popolare Italiana                                    4,688          44,568
Banche Popolari Unite S.c.r.l.                             3,208          82,982
Bulgari SpA                                                3,196          36,248
CIR-Compagnie Industriali Riunite SpA                     12,180          34,691
Finmeccanica SpA                                           1,792          39,778
Fondiaria-Sai SpA                                          1,204          49,202
Geox SpA                                                   3,152          37,522
Hera SpA                                                  10,656          35,426
Ifil Investments SpA                                       6,236          35,403
Italcementi SpA                                            1,500          37,938
Mediolanum SpA                                             5,140          36,082
Milano Assicurazioni SPA                                   5,880          42,893
Pirelli & C SpA                                           40,276          35,045
RCS MediaGroup SpA                                         6,456          33,061
Reti Bancarie Holding SpA                                    716          34,515
Saipem SpA                                                 1,616          36,759
Snam Rete Gas SpA                                         30,724         135,043
Terna SpA                                                 32,236          85,941
Toro Assicurazioni SpA                                     3,760         100,337
Unipol SpA                                                19,200          61,743
                                                                     -----------
Total Italy                                                            1,588,274
                                                                     -----------

Japan - 13.7%
Acom Co., Ltd.                                             1,080          58,669
Advantest Corp.                                              800          81,599

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Aisin Seiki Co., Ltd.                                      2,000     $    59,485
Ajinomoto Co., Inc.                                        4,000          44,334
All Nippon Airways Co., Ltd.                              16,000          61,584
Asahi Breweries Ltd.                                       4,400          61,854
Asahi Kasei Corp.                                         12,000          78,415
Bank of Yokohama Ltd. (The)                                8,000          61,934
Chugoku Electric Power Co., Inc. (The)                     3,200          67,743
Credit Saison Co., Ltd.                                    1,200          56,895
Daikin Industries Ltd.                                     2,000          69,457
Daiwa House Industry Co., Ltd.                             4,000          64,034
Electric Power Development Co.                             1,600          61,024
Fast Retailing Co., Ltd.                                     800          65,433
Ibiden Co., Ltd.                                           1,200          57,735
JS Group Corp.                                             3,200          67,323
JSR Corp.                                                  2,400          60,674
Kobe Steel Ltd.                                           20,000          62,634
Marubeni Corp.                                            12,000          64,034
Matsushita Electric Works Ltd.                             4,000          44,473
Mazda Motor Corp.                                         12,000          75,266
Mitsubishi UFJ Securities Co.                              4,000          51,647
Mitsui OSK Lines Ltd.                                      8,000          54,446
Mitsui Trust Holdings, Inc.                                4,000          48,113
Nippon Mining Holdings, Inc.                               8,000          67,393
Nippon Oil Corp.                                           8,000          58,505
Nippon Yusen KK                                            8,000          52,067
OJI Paper Co., Ltd.                                       12,000          68,337
Olympus Corp.                                              4,000         107,073
Osaka Gas Co., Ltd.                                       20,000          64,383
Promise Co., Ltd.                                          1,000          57,998
Sega Sammy Holdings Inc.                                   1,600          59,345
Sekisui House, Ltd.                                        4,000          54,971
Shinsei Bank Ltd.                                          8,000          50,737
Shiseido Co., Ltd.                                         4,000          78,555
Sumco Corp.                                                1,200          68,442
Sumitomo Metal Mining Co., Ltd.                            4,000          52,206
Takefuji Corp.                                             1,000          59,660
Teijin Ltd.                                                8,000          50,807
Tokyu Corp.                                               12,000          70,122
Toppan Printing Co., Ltd.                                  4,000          45,278
Toyota Tsusho Corp.                                        2,800          67,235
UFJ NICOS Co., Ltd.                                        4,000          32,402

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Yamada Denki Co., Ltd.                                       800     $    81,669
Yamaha Motor Co., Ltd.                                     2,400          62,774
Yamato Holdings Co., Ltd.                                  4,000          71,032
                                                                     -----------
Total Japan                                                            2,859,796
                                                                     -----------

Netherlands - 3.2%
Buhrmann N.V.                                                984          14,268
Corio N.V.                                                 1,012          62,927
CSM N.V.                                                     764          21,257
Euronext N.V.                                                400          37,490
Fugro N.V.                                                   364          15,694
Heineken Holding N.V.                                        996          36,716
Hunter Douglas N.V.                                          288          19,388
Koninklijke BAM Groep N.V.                                   828          16,453
Koninklijke DSM N.V.                                       1,704          70,942
Koninklijke Vopak N.V.                                       400          14,111
Mittal Steel Co. N.V.                                        944          29,198
Randstad Holding N.V.                                        464          27,197
Reed Elsevier N.V.                                         6,700         100,747
Rodamco Europe N.V.                                        1,112         108,986
SBM Offshore N.V.                                            620          16,521
Vedior N.V.                                                  740          15,537
Wolters Kluwer N.V.                                        2,580          60,931
                                                                     -----------
Total Netherlands                                                        668,363
                                                                     -----------

New Zealand - 1.1%
Contact Energy Ltd.                                        6,128          26,621
Fletcher Building Ltd.                                     7,552          42,162
Telecom Corp. of New Zealand Ltd.                         66,924         164,968
                                                                     -----------
Total New Zealand                                                        233,751
                                                                     -----------

Norway - 1.1%
Aker ASA  Class A                                            484          25,395
Norske Skogindustrier ASA                                  3,248          47,630
Orkla ASA                                                  1,460          67,690
Storebrand ASA                                             4,468          46,133
Wilh Wilhelmsen ASA Class A                                  204           6,655
Yara International ASA                                     2,436          32,493
                                                                     -----------
Total Norway                                                             225,996
                                                                     -----------

Portugal - 1.6%
Banco BPI S.A.                                             4,464          33,905

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Banco Comercial Portugues S.A. Class R                    31,856     $    90,426
Banco Espirito Santo, S.A.                                 4,688          63,180
Brisa-Auto-estradas de Portugal S.A.                       5,004          52,211
CIMPOR - Cimentos de Portugal SGPS S.A.                    6,444          42,928
PT Multimedia-Servicos de Telecomunicacoes
  e Multimedia, SGPS, S.A.                                 2,716          31,429
Sonae SGPS, S.A.                                          11,088          16,588
                                                                     -----------
Total Portugal                                                           330,667
                                                                     -----------

Singapore - 1.9%
Fraser and Neave Ltd.                                     20,000          50,590
CapitaLand Ltd.                                            8,000          22,765
City Developments Ltd.                                     4,000          23,651
Great Eastern Holdings Ltd.                                4,000          40,219
Keppel Corp. Ltd.                                          4,000          37,183
SembCorp Marine Ltd.                                      12,000          22,765
Singapore Airlines Ltd.                                   12,000          96,373
Singapore Press Holdings Ltd.                             16,000          41,686
Singapore Technologies Engineering Ltd.                   12,000          21,931
StarHub Ltd.                                              24,000          34,603
                                                                     -----------
Total Singapore                                                          391,766
                                                                     -----------

Spain - 4.3%
Acciona S.A.                                                 264          40,997
Acerinox S.A.                                              1,460          25,314
Antena 3 de Television, S.A.                               2,596          59,284
Banco de Valencia S.A.                                       512          19,764
Banco Sabadell S.A.                                        2,112          73,859
Bankinter S.A.                                               508          32,738
Cintra Concesiones de Infraestructuras de
  Transporte, S.A.                                         1,544          20,177
Corporacion Financiera Alba, S.A.                            384          21,265
Corporacion Mapfre S.A.                                    1,372          25,315
Ebro Puleva S.A.                                           1,024          21,015
Enagas                                                     1,472          31,395
Fadesa Inmobiliaria S.A.                                     620          21,262
Fomento de Construcciones y Contratas S.A.                   872          66,286
Gamesa Corp Tecnologica S.A.                               1,004          21,516
Gestevision Telecinco S.A.                                 4,428         106,160
Indra Sistemas S.A.                                        1,048          20,569
Inmobiliaria Colonial, S.A.                                  324          25,727
Metrovacesa, S.A.                                            460          41,525
Promotora de Informaciones S.A.                            1,224          19,641

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Red Electrica de Espana                                      908     $    31,336
Sacyr Vallehermoso, S.A.                                   1,324          44,236
Sociedad General de Aguas de Barcelona S.A. Class A          796          22,117
Telefonica Publicidad e Informacion S.A.                   4,840          52,418
Zardoya-Otis S.A.                                          1,845          52,364
                                                                     -----------
Total Spain                                                              896,280
                                                                     -----------

Sweden - 4.7%
Alfa Laval AB                                                812          24,292
Assa Abloy AB Class B                                      2,436          40,919
Atlas Copco AB Class B                                     1,624          42,159
Electrolux AB Series B                                     3,248          46,893
Gambro AB Class A                                          1,624          25,588
Hexagon AB Class B                                           812          29,534
Holmen AB Class B                                            812          32,803
Industrivarden AB Class A                                  1,216          34,099
Investment AB Kinnevik Class B                             1,624          19,952
Investor AB Class A                                        2,436          44,470
Investor AB Class B                                        3,248          59,518
Scania AB Class A                                          1,216          54,609
Scania AB Class B                                          1,216          55,200
Securitas AB Class B                                       2,436          46,668
Skanska AB Class B                                         4,872          75,074
SKF AB Class B                                             4,064          64,034
SSAB Svenskt Stal AB Series A                              1,212          24,144
Svenska Cellulosa Aktiebolaget SCA Class B                 2,028          83,756
Swedish Match AB                                           1,624          26,152
Tele2 AB Class B                                           2,436          24,602
Telefonaktiebolaget LM Ericsson Class A                    8,124          26,841
Volvo AB Class A                                           2,028          97,691
                                                                     -----------
Total Sweden                                                             978,998
                                                                     -----------

Switzerland - 2.1%
Baloise Holding AG                                           388          29,757
Ciba Specialty Chemicals Holding Inc.                        824          45,841
EMS-Chemie Holding AG                                        216          23,451
Givaudan S.A.                                                 36          28,286
Julius Baer Holding Ltd.                                     284          24,621
Kuehne + Nagel International AG                              432          31,386
Lonza Group AG                                               224          15,333

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Nobel Biocare Holding AG                                      84     $    19,903
Panalpina Welttransport Holding AG                           116          10,767
Pargesa Holding S.A.                                         404          38,223
Phonak Holding AG                                            164          10,235
Schindler Holding AG                                         288          15,211
Schindler Holding AG Participating Shares                    204          10,566
Serono S.A.                                                   36          24,818
SGS S.A.                                                      56          53,029
Straumann Holding AG                                          36           9,162
Swatch Group Ltd. (The)                                      320          11,154
Swatch Group Ltd. (The) Class B                               80          13,486
Vontobel Holding AG                                          632          22,107
                                                                     -----------
Total Switzerland                                                        437,336
                                                                     -----------

United Kingdom - 23.8%
3i Group PLC                                               6,988         116,516
Alliance & Leicester PLC                                   6,480         139,746
Amvescap PLC                                              12,472         114,242
Antofagasta PLC                                           15,760         121,842
Associated British Ports Holdings PLC                      7,516         125,528
AWG PLC                                                    5,232         115,929
Boots Group PLC                                            9,556         136,004
Brambles Industries PLC                                   13,824         109,943
Cable & Wireless PLC                                      54,628         116,193
Capita Group PLC                                          13,300         113,524
Carnival PLC                                               2,812         114,577
Carphone Warehouse Group PLC                              17,928         105,279
Compass Group PLC                                         28,556         138,509
DSG International PLC                                     30,784         108,749
Enterprise Inns PLC                                        6,336         111,094
Friends Provident PLC                                     34,220         113,134
Gallaher Group PLC                                         7,864         122,904
Hammerson PLC                                              5,312         116,326
Hanson PLC                                                 9,348         113,506
Hays PLC                                                  37,176          92,824
Imperial Chemical Industries PLC                          17,228         115,667
Intercontinental Hotels Group PLC                          5,492          96,041
ITV PLC                                                   56,488         112,836
J. Sainsbury PLC                                          18,560         114,826
Kelda Group PLC                                            7,768         109,982
Kingfisher PLC                                            34,068         150,280

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL MIDCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Liberty International PLC                                  5,792     $   114,089
Next PLC                                                   3,612         109,027
Northern Rock PLC                                          6,008         111,121
Pearson PLC                                                9,464         128,918
Persimmon PLC                                              5,300         120,964
Rentokil Initial PLC                                      40,900         118,009
Reuters Group PLC                                         15,960         113,647
Royal & Sun Alliance Insurance Group                      46,640         116,024
Scottish & Newcastle PLC                                  13,008         122,640
Severn Trent PLC                                           4,904         106,121
Smith & Nephew PLC                                        13,988         107,755
Smiths Group PLC                                           6,900         113,708
United Utilities PLC                                      19,028         225,765
Whitbread & Co. PLC                                        4,804         103,602
Whitbread & Co. PLC                                        5,652          16,203
WM Morrison Supermarkets PLC                              29,760         107,058
Yell Group PLC                                            11,592         109,666
                                                                     -----------
Total United Kingdom                                                   4,990,318
                                                                     -----------
TOTAL COMMON STOCKS (Cost:  $19,805,717)                              20,839,981
                                                                     -----------

RIGHTS** - 0.0%
Germany - 0.0%
Linde AG , expiring on 7/10/06                               724           2,796
                                                                     -----------

Spain - 0.0%
Zardoya-Otis S.A., expiring on 6/30/06                       429           1,196
                                                                     -----------

TOTAL RIGHTS (Cost: $0)                                                    3,992
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $19,805,717)***        20,843,973
                                                                     -----------

Cash, Foreign Cash and Other Assets in Excess of Liabilities - 0.4%       86,388
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $20,930,361
================================================================================
* 4,060 warrants attached, expiring on 7/18/07 with a cost of $0.
** Non-income producing security.
***Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

                          Portfolio Holdings by Sector
                  WisdomTree International MidCap Dividend Fund
                            June 30, 2006 (unaudited)

Sector Breakdown*                                 US $ Value    % of Net Assets
-------------------------------------------------------------------------------
Financials                                        $ 5,412,938              25.9%
Consumer Discretionary                              4,122,445              19.7
Industrials                                         3,989,053              19.1
Materials                                           2,240,387              10.7
Consumer Staples                                    1,625,885               7.8
Utilities                                           1,452,042               6.9
Health Care                                           630,977               3.0
Telecommunication Services                            509,473               2.4
Energy                                                467,650               2.2
Information Technology                                393,123               1.9
Cash, Foreign Cash and Other Assets in Excess
  of Liabilities                                       86,388               0.4
                                                      -------            ------
                                                 $ 20,930,361             100.0%
                                                 ============            ======

----------
* A sector may comprise several industries.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
Australia - 17.2%
ABB Grain Ltd.                                             9,748     $    49,247
ABC Learning Centres Ltd.                                 10,592          50,364
Adelaide Bank Ltd.                                         5,768          55,624
Adelaide Brighton Ltd.                                    28,508          54,221
Alinta Ltd.                                               12,388          95,994
Ansell Ltd.                                                7,520          54,026
APN News & Media Ltd.                                     19,528          73,702
Austereo Group Ltd.                                       43,680          55,168
Australian Pipeline Trust                                 17,228          54,654
AWB Ltd.                                                  27,452          88,312
Bank of Queensland Ltd.                                    5,332          55,460
Baycorp Advantage Ltd.                                    22,324          53,240
Bendigo Bank Ltd.                                          5,860          56,163
Boom Logistics Ltd.                                       16,436          54,340
Challenger Financial Services Group Ltd.                  21,840          51,274
Coates Hire Ltd.                                          11,832          56,172
Corporate Express Australia Ltd.                          11,640          51,715
Crane Group Ltd.                                           5,676          51,658
David Jones Ltd.                                          25,116          55,420
Downer EDI Ltd.                                            9,136          50,500
Energy Resources of Australia Ltd.                         6,012          57,351
Excel Coal Ltd.                                            9,216          55,255
Flight Centre Ltd.                                         7,172          52,911
Futuris Corp., Ltd.                                       32,556          50,794
Galileo Shopping America Trust                            63,344          55,297
Great Southern Plantations Ltd.                           18,984          48,377
Gunns Ltd.                                                24,652          51,466
GWA International Ltd.                                    22,680          52,404
Hills Industries Ltd.                                     15,432          55,262
Iluka Resources Ltd.                                      10,916          53,121
Iress Market Technology Ltd.                              12,452          53,657

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Just Group Ltd.                                           20,636      $   52,434
MFS Ltd.                                                  17,144          50,694
Minara Resources Ltd.                                     31,832          57,468
Nufarm Ltd.                                                6,956          52,455
OneSteel Ltd.                                             22,900          69,245
Pacific Brands Ltd.                                       39,044          62,367
PaperlinX Ltd.                                            22,752          52,739
Peet & Co. Ltd.                                           17,748          53,403
Primary Health Care Ltd.                                   6,124          54,143
Ramsay Health Care Ltd.                                    7,208          51,463
Record Investments Ltd.                                    7,768          71,275
Rural Press Ltd.                                           6,688          52,869
Seek Ltd.                                                 16,128          64,105
Seven Network Ltd.                                         8,560          51,513
SFE Corp., Ltd.                                            4,476          54,870
Sigma Pharmaceuticals Ltd.                                28,572          55,192
Sims Group Ltd.                                            7,304         108,530
Smorgon Steel Group Ltd.                                  61,848          77,196
Southern Cross Broadcasting Australia Ltd.                 6,416          50,051
Spotless Group Ltd.                                       14,664          52,294
STW Communications Group Ltd.                             24,476          51,098
Sunland Group Ltd.                                        31,972          51,783
Symbion Health Ltd.                                       23,428          53,262
Ten Network Holdings Ltd.                                 30,060          58,959
Timbercorp Ltd.                                           18,152          54,214
Tishman Speyer Office Fund                                31,268          50,875
Transfield Services Ltd.                                   9,400          60,060
UNiTAB Ltd.                                                5,308          58,207
United Group Ltd.                                          5,396          57,729
Washington H. Soul Pattinson & Co., Ltd.                   8,552          50,766
West Australian Newspapers Holdings Ltd.                  12,056          78,194
                                                                     -----------
Total Australia                                                        3,572,602
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Austria - 0.4%
Andritz AG                                                   156     $    25,780
AT&S Austria Technologie & Systemtechnik AG                  364           7,321
Flughafen Wien AG                                            524          40,013
Schoeller-Bleckmann Oilfield Equipment AG                    124           4,693
Semperit AG Holding                                          468          12,716
                                                                     -----------
Total Austria                                                             90,523
                                                                     -----------

Belgium - 2.0%
Barco N.V.                                                   280          25,867
Compagnie Maritime Belge S.A.                              4,024         116,849
Cumerio N.V./S.A.                                            708          14,177
Euronav N.V.                                               3,292         101,276
EVS Broadcast Equipment S.A.                                 300          14,807
Gimv N.V.                                                  1,192          69,303
Melexis N.V.                                               1,228          20,993
Omega Pharma S.A.                                            168          11,729
Tessenderlo Chemie N.V.                                      972          34,564
                                                                     -----------
Total Belgium                                                            409,565
                                                                     -----------

Denmark - 1.1%
Amagerbanken A/S                                             100           6,248
Auriga Industries A/S Class B                                400           9,702
Bang & Olufsen A/S Class B                                   160          17,690
D/S Torm A/S                                               2,612         124,472
FLSmidth & Co. A/S                                           604          22,778
NKT Holding A/S                                              400          24,993
Spar Nord Bank A/S                                           604          13,460
                                                                     -----------
Total Denmark                                                            219,343
                                                                     -----------

Finland - 3.3%
Amer Sports Oyj                                            1,604          33,492
Citycon Oyj                                                4,016          18,538
Finnair Oyj                                                1,604          24,919
Finnlines Oyj                                              1,204          23,323

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Fiskars Oyj Abp Class A                                    1,808     $    23,395
Hk-Ruokatalo Oyj Class A                                   1,808          21,985
Huhtamaki Oyj                                              2,212          39,286
KCI Konecranes Oyj                                         1,204          21,676
Kemira GrowHow Oyj                                         3,616          20,575
Kemira Oyj                                                 2,812          46,203
Lassila & Tikanoja Oyj                                       804          16,634
M-real Oyj Class B                                         6,428          31,808
Nokian Renkaat Oyj                                         2,008          26,394
Orion Oyj Class B                                          3,216          63,862
Perlos Oyj                                                 2,008          19,025
Poyry Oyj                                                  2,008          21,567
Rakentajain Konevuokraam Class B                           1,204          20,706
Ramirent Oyj                                                 400          15,855
Rapala VMC Oyj                                             2,412          18,937
Sponda Oyj                                                 4,016          41,081
Stockmann Oyj Abp Class B                                    804          32,630
Technopolis PLC                                            2,412          18,196
Uponor Oyj                                                 2,412          65,229
Vaisala Oyj Class A                                          604          18,535
                                                                     -----------
Total Finland                                                            683,851
                                                                     -----------

France -  2.2%
Acanthe Developpement S.A.                                 5,460          27,158
Alain Afflelou S.A.                                          332          14,815
April Group                                                  308          16,529
Bacou Dalloz                                                 120          14,285
Canal Plus                                                 3,788          37,489
CFF RECYCLING                                                384          13,994
Foncia Groupe                                                324          14,289
Generale de Sante                                            600          21,105
Groupe Steria SCA                                            260          13,713
Haulotte Group                                               528          15,157
Havas S.A.                                                 8,232          41,998

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Ingenico                                                     628     $    13,811
Kaufman & Broad S.A.                                         320          17,431
Manitou BF S.A.                                              780          36,154
Mercialys                                                    492          14,658
Nexans S.A.                                                  396          28,229
Provimi S.A.                                                 208           6,888
Rallye S.A.                                                1,844          81,935
Trigano S.A.                                                 268          14,221
Viel et Compagnie                                          2,548          14,726
                                                                     -----------
Total France                                                             458,585
                                                                     -----------

Germany - 2.5%
AWD Holding AG                                             1,356          45,462
BayWa AG                                                     572          15,403
Comdirect Bank AG                                          3,120          30,160
DAB Bank AG                                                1,752          15,054
Deutsche Euroshop AG                                         492          34,223
Douglas Holding AG                                           848          39,165
ElringKlinger AG                                             308          15,103
IDS Scheer AG                                                768          15,142
Indus Holding AG                                             600          21,389
Kloeckner-Werke AG                                         3,200          48,486
Krones AG                                                    120          15,034
Leoni AG                                                     452          16,998
Medion AG                                                  1,172          15,345
MPC Muenchmeyer Petersen Capital AG                          564          41,770
MVV Energie AG                                             1,392          37,377
Norddeutsche Affinerie AG                                  1,428          34,948
Sixt AG                                                      304          17,492
Software AG                                                  424          22,055
Takkt AG                                                     964          15,346
Vossloh AG                                                   356          18,044
                                                                     -----------
Total Germany                                                            513,996
                                                                     -----------

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Hong Kong - 3.3%
Beijing Enterprises Holdings Ltd.                          8,040     $    13,923
China National Aviation Co., Ltd.                         24,120           8,385
China Power International Development Ltd.                68,336          25,075
China Travel International Investment Hong Kong Ltd.     168,828          40,647
CITIC International Financial Holdings Ltd.              108,532          61,134
Cross-Harbour Holdings Ltd.                               20,104          15,789
Dah Sing Banking Group Ltd.                               11,256          20,434
Dah Sing Financial Holdings Ltd.                           1,604          11,751
Fountain Set (Holdings) Ltd.                              40,196          13,714
Fubon Bank Ltd.                                           48,232          17,698
Guangzhou Investment Co., Ltd.                            64,316          11,924
Hong Kong Aircraft Engineering Co. Ltd.                    3,216          37,679
Hongkong & Shanghai Hotels (The)                          16,076          17,800
Hung Hing Printing Group Ltd.                             32,156          19,251
i-CABLE Communications Ltd.                               72,352          16,116
Industrial & Commercial Bank of China Ltd.                40,196          59,256
Kowloon Development Co., Ltd.                             16,076          26,907
Liu Chong Hing Bank Ltd.                                  12,060          23,369
Oriental Press Group Ltd.                                112,548          22,460
Shanghai Industrial Holdings Ltd.                         28,132          54,873
Shaw Brothers (Hong Kong) Ltd.                            12,060          17,002
Shenzhen Investment Ltd.                                  40,196          10,868
Silver Grant International Industries Ltd.                32,156           8,591
Singamas Container Holdings Ltd.                          16,076          11,177
Sun Hung Kai & Co., Ltd.                                  20,104          18,248
Tianjin Development Holdings Ltd.                          8,040           4,943
Vitasoy International Holdings Ltd.                       40,196          14,491
Wheelock Properties Ltd.                                  20,104          15,789
Wing Lung Bank Ltd.                                        6,836          58,969
                                                                     -----------
Total Hong Kong                                                          678,263
                                                                     -----------

Ireland - 0.7%
Abbey PLC                                                    740           8,896

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
DCC PLC                                                    1,296     $    31,121
FBD Holdings PLC                                             460          21,469
Fyffes PLC                                                14,100          24,905
Glanbia PLC                                                5,076          14,733
Greencore Group PLC                                        5,092          23,814
McInerney Holdings PLC                                       500           7,061
United Drug PLC                                            2,500          10,681
                                                                     -----------
Total Ireland                                                            142,680
                                                                     -----------

Italy - 3.2%
Aedes SpA                                                  3,080          20,302
AEM Torino SpA                                             8,008          20,663
Astaldi SpA                                                3,328          19,947
Autostrada Torino-Milano SpA                               2,416          49,397
Azimut Holding SpA                                         2,016          21,009
Banca Intermobiliare SpA                                   3,548          38,924
Banca Popolare dell'Etruria e del Lazio                    1,124          21,371
Banca Popolare di Intra                                    1,276          19,399
Banco di Desio e della Brianza SpA                         2,528          20,332
Beni Stabili SpA                                          30,360          30,881
Caltagirone Editore SpA                                    2,800          23,755
Caltagirone SpA                                            1,840          21,033
Cam Finanziara SpA                                         8,936          19,836
Cementir SpA                                               3,052          22,498
Cofide SpA                                                15,260          19,824
Cremonini SpA                                             11,800          31,610
Gewiss SpA                                                 2,548          20,330
IMMSI SpA                                                  7,104          19,938
Indesit Co., SpA                                           3,044          33,415
Interpump SpA                                              2,392          20,951
Piccolo Credito Valtellinese Scarl                         2,560          35,352
Premafin Finanziaria SpA                                   7,816          21,762
Recordati SpA                                              3,424          24,999
Risanamento SpA                                            3,196          24,376

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Societa Iniziative Autostradali e Servizi SpA              3,860     $    48,640
Sogefi SpA                                                 3,092          21,626
                                                                     -----------
Total Italy                                                              672,170
                                                                     -----------

Japan - 18.8%
ABC-Mart, Inc.                                             1,200          25,351
ADEKA Corp.                                                2,000          25,648
Aichi Steel Corp.                                          4,000          28,483
Air Water, Inc.                                            4,000          40,345
AOC Holdings, Inc.                                         1,600          27,461
Asatsu-DK , Inc.                                             800          25,893
Awa Bank Ltd. (The)                                        4,000          25,089
Calsonic Kansei Corp.                                      4,000          25,543
Central Glass Co., Ltd.                                    4,000          23,829
Circle K Sunkus Co., Ltd.                                  1,200          25,981
Coca-Cola West Japan Co., Ltd.                             1,200          25,456
COMSYS Holdings Corp.                                      4,000          49,407
Daifuku Co., Ltd.                                          2,000          33,032
Daio Paper Corp.                                           4,000          39,645
Daishi Bank Ltd. (The)                                     4,000          17,845
Diamond City Co., Ltd.                                       800          31,632
Disco Corp.                                                  400          22,464
Don Quijote Co., Ltd.                                      1,200          27,188
Ebara Corp.                                                8,000          34,151
Exedy Corp.                                                  800          25,194
Ezaki Glico Co., Ltd.                                      4,000          41,394
Fuji Fire & Marine Insurance Co., Ltd. (The)               8,000          33,102
Futaba Corp.                                                 800          20,540
Futaba Industrial Co., Ltd.                                1,200          27,713
Gigas K's Denki Corp.                                        800          20,365
Goldcrest Co., Ltd.                                          480          23,556
Goodwill Group, Inc. (The)                                    32          23,654
Gunze Ltd.                                                 4,000          23,864
Hankyu Department Stores, Inc.                             4,000          31,072

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Heiwa Corp.                                                1,600     $    22,226
Higo Bank Ltd. (The)                                       4,000          29,637
Hitachi Cable Ltd.                                         4,000          18,545
Hitachi Koki Co., Ltd.                                     4,000          61,059
Hitachi Maxell Ltd.                                        2,000          27,590
Hokkoku Bank Ltd. (The)                                    4,000          17,740
Horiba Ltd.                                                  800          26,453
House Foods Corp.                                          1,600          24,214
Hyakugo Bank Ltd. (The)                                    4,000          26,733
Hyakujushi Bank Ltd. (The)                                 4,000          25,963
Jaccs Co., Ltd.                                            4,000          41,464
Japan Aviation Electronics Industry Ltd.                   4,000          56,126
Kagoshima Bank Ltd. (The)                                  4,000          29,567
Kandenko Co., Ltd.                                         4,000          29,742
Katokichi Co., Ltd.                                        2,800          28,168
Keihin Corp.                                               1,200          25,771
Keisei Electric Railway Co., Ltd.                          4,000          22,604
Keiyo Bank Ltd. (The)                                      4,000          22,674
Kobayashi Pharmaceutical Co., Ltd.                           800          32,752
Koei Co., Ltd.                                             1,200          21,415
Komeri Co., Ltd.                                             800          25,334
Komori Corp.                                               4,000          85,203
Kose Corp.                                                   800          25,194
Kyowa Exeo Corp.                                           4,000          51,717
Lintec Corp.                                                 800          20,960
Lion Corp.                                                 4,000          25,963
Makino Milling Machine Co., Ltd.                           4,000          44,404
Meiji Dairies Corp.                                        4,000          27,958
Meiji Seika Kaisha Ltd.                                    4,000          20,400
Meitec Corp.                                                 800          26,103
MISUMI Group, Inc.                                         1,600          29,952
Musashino Bank Ltd. (The)                                    400          21,135
Nabtesco Corp.                                             4,000          44,824
Nachi-Fujikoshi Corp.                                      4,000          22,569

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Nagase & Co., Ltd.                                         4,000     $    52,941
Nichirei Corp.                                             4,000          21,415
Nihon Unisys Ltd.                                          1,600          26,565
Nippon Kayaku Co., Ltd.                                    4,000          33,346
Nippon Light Metal Co., Ltd.                               8,000          21,904
Nippon Paint Co., Ltd.                                     4,000          18,965
Nippon Suisan Kaisha Ltd.                                  4,800          24,270
Nishimatsuya Chain Co., Ltd.                               1,600          31,002
Nishi-Nippon Railroad Co., Ltd.                            8,000          30,652
Nissan Diesel Motor Co., Ltd.                              4,000          20,365
Nissha Printing Co., Ltd.                                    800          29,882
Obic Co., Ltd.                                               120          24,291
Ogaki Kyoritsu Bank Ltd. (The)                             4,000          18,370
Oki Electric Industry Co., Ltd.                           12,000          28,343
Okumura Corp.                                              4,000          22,254
OSG Corp.                                                  1,600          26,971
PanaHome Corp.                                             4,000          30,197
Paris Miki, Inc.                                           1,200          25,036
Plenus Co., Ltd.                                             800          27,293
Point, Inc.                                                  400          22,604
QP Corp.                                                   2,800          26,625
Rengo Co., Ltd.                                            4,000          30,267
Rinnai Corp.                                                 800          21,205
Sagami Railway Co., Ltd.                                   8,000          27,153
Saibu Gas Co., Ltd.                                       12,000          26,348
San-In Godo Bank Ltd. (The)                                4,000          38,035
Sanken Electric Co., Ltd.                                  4,000          50,947
Sankyu, Inc.                                               4,000          22,464
Sanwa Shutter Corp.                                        4,000          23,584
Sanyo Shinpan Finance Co., Ltd.                              480          24,438
Sanyo Special Steel Co., Ltd.                              4,000          32,822
Sapporo Holdings Ltd.                                      4,000          20,260
Shiga Bank Ltd. (The)                                      4,000          25,788
Shimachu Co., Ltd.                                           800          20,925

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Shimadzu Corp.                                             4,000     $    28,378
Shin-Etsu Polymer Co., Ltd.                                2,000          28,868
Showa Corp.                                                1,600          26,747
Sohgo Security Services Co., Ltd.                          1,200          22,674
Sumitomo Osaka Cement Co., Ltd.                            8,000          24,634
Sumitomo Real Estate Sales Co., Ltd.                         360          27,366
Sumitomo Warehouse Co., Ltd. (The)                         4,000          29,567
Sundrug Co., Ltd.                                          1,200          29,497
Sysmex Corp.                                                 800          36,951
Taiyo Yuden Co., Ltd.                                      4,000          50,842
Toda Corp.                                                 4,000          19,350
Tokai Carbon Co., Ltd.                                     4,000          22,429
Tokai Rubber Industries, Inc.                              1,600          24,494
Tokai Tokyo Securities Co., Ltd.                           4,000          23,444
Tokyo Dome Corp.                                           4,000          24,809
Tokyo Ohka Kogyo Co., Ltd.                                   800          20,470
Tokyo Style Co., Ltd.                                      4,000          47,623
Tokyo Tomin Bank Ltd. (The)                                  800          34,081
Toppan Forms Co., Ltd.                                     2,000          25,491
Toshiba Machine Co., Ltd.                                  4,000          45,278
Toshiba TEC Corp.                                          4,000          19,840
Toyo Ink Manufacturing Co., Ltd.                           4,000          16,761
Toyo Suisan Kaisha Ltd.                                    4,000          62,704
Toyobo Co., Ltd.                                           8,000          22,674
Toyota Auto Body Co., Ltd.                                 1,600          27,083
Tsubakimoto Chain Co.                                      4,000          26,173
Tsumura & Co.                                              4,000         114,071
UFJ Central Leasing Co., Ltd.                                400          20,155
Ulvac, Inc.                                                  800          27,363
Union Tool Co.                                               400          20,260
Xebio Co., Ltd.                                              800          27,363
Yamatake Corp.                                             1,200          29,183
Yamato Kogyo Co., Ltd.                                     1,200          26,873
Yamazaki Baking Co., Ltd.                                  4,000          35,866

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Yokohama Rubber Co., Ltd. (The)                            4,000     $    17,705
York-Benimaru Co., Ltd.                                      800          22,884
                                                                     -----------
Total Japan                                                            3,924,534
                                                                     -----------

Netherlands - 3.1%
Aalberts Industries N.V.                                     280          20,568
Arcadis N.V.                                                 428          20,282
Binck N.V.                                                 1,192          20,774
Boskalis Westminster                                         456          30,932
Eurocommercial Properties N.V.                             1,480          56,696
Getronics N.V.                                             1,676          18,023
Heijmans N.V.                                                684          33,934
Imtech N.V.                                                  576          27,840
Koninklijke Wessanen N.V.                                  3,220          43,808
Macintosh Retail Group N.V.                                  604          20,142
Nieuwe Steen Investments Funds N.V.                        1,924          51,663
Nutreco Holding N.V.                                         340          21,781
OCE N.V.                                                   3,192          46,855
Stork N.V.                                                   684          36,602
Telegraaf Media Groep N.V.                                   824          22,273
Univar N.V.                                                  468          22,171
VastNed Offices/Industrial N.V.                              964          33,897
Vastned Retail N.V.                                          532          43,195
Wegener N.V.                                               1,128          16,803
Wereldhave N.V.                                              648          63,012
                                                                     -----------
Total Netherlands                                                        651,251
                                                                     -----------

New Zealand -  2.5%
Air New Zealand Ltd.                                      46,288          33,326
Auckland International Airport Ltd.                       55,476          73,452
CanWest MediaWorks NZ Ltd.                                18,032          15,843
Fisher & Paykel Appliances Holdings Ltd.                  12,652          35,587
Fisher & Paykel Healthcare Corp.                          14,740          38,762
Freightways Ltd.                                           7,780          17,564

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Infratil Ltd.                                              7,168     $    17,932
Mainfreight Ltd.                                           5,352          18,124
New Zealand Refining Co., Ltd. (The)                      13,332          53,688
Nuplex Industries Ltd.                                     4,480          17,330
PGG Wrightson Ltd.                                        13,944          18,888
Port of Tauranga Ltd.                                      5,796          18,920
Pumpkin Patch Ltd.                                         7,084          18,716
Sanford Ltd.                                               5,688          17,353
Sky City Entertainment Group Ltd.                         21,856          72,011
Steel & Tube Holdings Ltd.                                 6,972          19,781
Vector Ltd.                                               25,832          38,458
                                                                     -----------
Total New Zealand                                                        525,735
                                                                     -----------

Norway -  1.8%
ABG Sundal Collier ASA                                    24,120          36,746
Acta Holding ASA                                          18,088          57,555
Aker Yards AS                                                644          45,330
Aktiv Kapital ASA                                          1,204          21,090
Camillo Eitzen & Co. A/S                                   1,324          13,192
Ekornes ASA                                                1,808          35,012
Expert ASA                                                   804          10,983
Hafslund ASA Class B                                         804          11,887
ProSafe ASA                                                  400          24,427
Schibsted ASA                                              1,004          26,784
Solstad Offshore ASA                                         804          15,246
Sparebanken Midt-Norge                                     2,812          33,780
Tomra Systems ASA                                          1,604          13,017
Veidekke ASA                                               1,004          33,399
                                                                     -----------
Total Norway                                                             378,448
                                                                     -----------

Portugal  0.9%
Corticeira Amorim S.A.                                     2,768           7,043
Finibanco Holding SGPS S.A.                                1,968           5,536
Jeronimo Martins                                           3,056          52,166

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Mota-Engil SGPS S.A.                                       3,696     $    19,518
Portucel-Empresa Produtora De Pasta E Papel S.A.          14,728          41,053
SAG Gest-Solucoes Automovel Globais SGPS, S.A.             9,572          22,398
SEMAPA-Sociedade de Investimento e Gestao SGPS, S.A.       4,748          50,086
                                                                     -----------
Total Portugal                                                           197,800
                                                                     -----------

Singapore - 6.4%
Ascendas REIT                                             52,000          63,136
CapitaCommercial Trust                                    32,000          33,592
CapitaMall Trust                                          48,000          64,350
ComfortDelgro Corp., Ltd.                                 64,000          61,922
Cosco Corp. Singapore Ltd.                                52,000          41,433
Creative Technology Ltd.                                   7,600          42,293
Fortune REIT                                              20,000          15,450
Guocoland Ltd.                                            24,000          36,728
Haw Par Corp., Ltd.                                       12,000          43,254
Hi-P International Ltd.                                   64,000          33,592
Jardine Cycle & Carriage Ltd.                              8,000          50,590
Jaya Holdings Ltd.                                        48,000          40,674
Keppel Land Ltd.                                          16,000          40,876
Labroy Marine Ltd.                                        52,000          44,392
MFS Technology Ltd.                                       52,000          37,487
MobileOne Ltd.                                            48,000          62,832
Overseas Union Enterprise Ltd.                             8,000          51,096
Parkway Holdings Ltd.                                     28,000          43,735
Raffles Holdings Ltd.                                     88,000          38,676
Singapore Airport Terminal Services Ltd.                  36,000          48,490
Singapore Land Ltd.                                        8,000          31,872
Singapore Petroleum Co., Ltd.                             12,000          38,322
Singapore Post Ltd.                                       88,000          60,100
SMRT Corp., Ltd.                                          68,000          48,161
Suntec REIT                                               52,000          40,775
United Industrial Corp., Ltd.                             40,000          37,436
UOL Group Ltd.                                            20,000          36,172

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Venture Corp., Ltd.                                        4,000     $    26,812
Want Want Holdings Ltd.                                   32,000          43,200
WBL Corp., Ltd.                                           12,000          40,978
Wheelock Properties (Singapore) Ltd.                      44,000          40,067
                                                                     -----------
Total Singapore                                                        1,338,493
                                                                     -----------

Spain - 0.7%
Campofrio Alimentacion S.A.                                1,552          27,088
Dinamia Capital Privado S.C.R., S.A.                         268           6,871
Europistas, Concesionaria Espanola S.A.                    2,388          15,542
FAES FARMA S.A.                                              592          14,201
Grupo Duro Felguera S.A.                                     936           4,943
Grupo Empresarial Ence S.A.                                  552          21,153
Miquel y Costas & Miquel, S.A.                               156           4,588
Obrascon Huarte Lain, S.A.                                   748          14,002
Prosegur Cia de Seguridad S.A.                               776          19,348
Tubacex, S.A.                                                852           5,087
Tubos Reunidos, S.A.                                         464           7,102
                                                                     -----------
Total Spain                                                              139,925
                                                                     -----------

Sweden - 5.2%
Axfood AB                                                  2,008          57,702
Cardo AB                                                     804          26,229
Castellum AB                                               5,220          53,443
Clas Ohlson AB Class B                                     1,604          33,401
D. Carnegie & Co. AB                                       3,616          66,262
Eniro AB                                                   4,016          42,231
Fabege AB                                                  4,420          82,222
Hoganas AB Class B                                         1,204          29,918
Hufvudstaden AB Class A                                    4,016          30,802
Industrivarden AB Class C                                  1,604          42,196
Intrum Justitia AB                                         3,216          31,921
JM AB                                                      1,600          25,432
Kungsleden AB                                              5,220          61,233

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Lundbergforetagen AB Class B                                 604     $    31,276
Meda AB Class A                                            1,604          33,401
Munters AB                                                 1,004          33,520
NCC AB Class B                                             1,604          38,745
Nibe Industrier AB Class B                                 3,216          33,707
Nobia AB                                                   1,204          39,111
Oresund Investment AB                                      2,008          40,698
Peab AB                                                    1,604          26,053
Ratos AB Class B                                           4,016          58,817
SSAB Svenskt Stal AB Series B                              2,412          45,538
Trelleborg AB Class B                                      2,412          41,185
Wallenstam Byggnads AB Class B                             2,412          32,982
WM-data AB Class B                                        12,060          37,167
                                                                     -----------
Total Sweden                                                           1,075,192
                                                                     -----------

Switzerland - 0.1%
Ascom Holding AG                                             436           4,556
Converium Holding AG                                         772           8,413
Kudelski S.A.                                                368           8,877
Swiss Steel AG                                               160           7,837
                                                                     -----------
Total Switzerland                                                         29,683
                                                                     -----------

United Kingdom - 24.2%
Davis Service Group PLC                                    7,272          63,450
Aberdeen Asset Management PLC                             22,008          62,075
Aero Inventory PLC                                         1,136           6,366
Aggreko PLC                                               12,996          69,046
Arriva PLC                                                 6,308          69,593
Atkins WS PLC                                              4,160          64,054
Babcock International Group PLC                           10,388          63,403
Body Shop International PLC                               10,648          58,984
Bodycote International PLC                                13,252          62,072
Bovis Homes Group PLC                                      4,136          61,427
Brit Insurance Holdings PLC                               20,220          98,543

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Burren Energy PLC                                          4,384     $    70,705
Capital & Regional PLC                                     3,320          62,111
Carillion PLC                                             10,988          63,814
Carpetright PLC                                            2,752          64,541
Cattles PLC                                               12,652          77,046
Crest Nicholson PLC                                        6,604          62,324
Croda International PLC                                    7,692          61,708
Dairy Crest Group PLC                                      7,080          65,932
De La Rue PLC                                              6,152          62,183
De Vere Group PLC                                          4,084          65,414
Derwent Valley Holdings PLC                                2,332          67,630
DS Smith PLC                                              21,564          59,826
Electrocomponents PLC                                     27,636         118,457
F&C Asset Management PLC                                  22,476          78,984
Filtrona PLC                                              10,968          59,032
Findel PLC                                                 5,884          61,651
First Choice Holidays PLC                                 14,684          62,126
FKI PLC                                                   29,652          58,682
Forth Ports PLC                                            1,932          65,535
Go-Ahead Group PLC                                         1,896          68,943
Great Portland Estates PLC                                 7,092          65,585
Greene King PLC                                            4,344          66,083
Halfords Group PLC                                        11,084          61,091
Halma PLC                                                 17,892          65,440
Hiscox PLC                                                15,724          60,637
HMV Group PLC                                             19,820          63,052
Homeserve PLC                                              2,204          63,184
Intermediate Capital Group PLC                             2,680          66,768
Intertek Group PLC                                         4,840          62,663
Jardine Lloyd Thompson Group PLC                          10,468          72,023
J D Wetherspoon PLC                                        8,124          64,498
Laird Group PLC                                            8,724          62,928
London Merchant Securities                                13,404          49,831
Matalan PLC                                               18,820          58,826
McCarthy & Stone PLC                                       3,852          65,438

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
Millennium & Copthorne Hotels PLC                          8,156     $    65,318
Misys PLC                                                 17,428          69,303
N Brown Group PLC                                         15,364          60,811
Northern Foods PLC                                        41,132          60,480
Northgate PLC                                              3,308          63,998
Paragon Group of Cos. (The) PLC                            4,948          59,851
Pendragon PLC                                              6,064          67,014
Premier Farnell PLC                                       18,876          61,882
Premier Foods PLC                                         11,112          62,736
PZ Cussons PLC                                             2,232          57,258
Quintain Estates & Development PLC                         5,480          65,476
Redrow PLC                                                 7,388          68,015
Renishaw PLC                                               3,852          60,914
Savills PLC                                                6,100          65,719
Schroders PLC                                              3,500          60,721
SIG PLC                                                    3,952          64,323
Songbird Estates PLC Class B                              24,632          96,355
Spectris PLC                                               5,764          65,297
Spirax-Sarco Engineering PLC                               3,848          64,659
SSL International PLC                                     11,588          63,708
Stagecoach Group PLC                                      33,480          71,366
Taylor Nelson Sofres PLC                                  14,132          60,901
Topps Tiles PLC                                           14,960          61,426
Ultra Electronics Holdings PLC                             3,452          61,803
Victrex PLC                                                4,368          62,207
Virgin Mobile Holdings UK PLC                              7,908          54,263
Viridian Group PLC                                         4,424          78,265
VT Group PLC                                               6,916          62,295
Weir Group  (The) PLC                                      7,860          62,947
WH Smith PLC                                               7,464          67,231
Wolverhampton & Dudley Brew PLC                            2,580          61,414
Woolworths Group PLC                                     101,764          59,289
                                                                     -----------
Total United Kingdom                                                   5,050,949
                                                                     -----------
Total Common Stocks (Cost: $19,839,557)                               20,753,588
                                                                     ===========

                      See Notes to Schedule of Investments.

================================================================================
Schedule of Investments (unaudited)
WISDOMTREE INTERNATIONAL SMALLCAP DIVIDEND FUND June 30, 2006
--------------------------------------------------------------------------------

Investments                                               Shares      US $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
United States - 0.1%
Columbia Cash Reserves Fund, 4.71%* (Cost: $26,376)       26,376     $    26,376
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $19,865,933)**         20,779,964
                                                                     ===========

Cash, Foreign Cash and Other Assets in Excess of Liabilities - 0.3%       58,003
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $20,837,967
================================================================================
* Rate shown represents annualized 7-day yield as of June 30, 2006.
**Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Schedule of Investments.

                          Portfolio Holdings by Sector
                 WisdomTree International SmallCap Dividend Fund
                            June 30, 2006 (unaudited)

Sector Breakdown*                               US $ Value      % of Net Assets
-------------------------------------------------------------------------------
Industrials                                      $ 5,024,519               24.1%
Financials                                         4,701,525               22.6
Consumer Discretionary                             4,166,693               20.0
Materials                                          1,953,273                9.4
Consumer Staples                                   1,578,501                7.5
Information Technology                             1,485,236                7.1
Health Care                                          745,290                3.6
Energy                                               592,733                2.8
Utilities                                            388,722                1.9
Telecommunication Services                           117,096                0.6
Short-Term Investment                                 26,376                0.1
Cash, Foreign Cash and Other Assets in Excess
  of Liabilities                                      58,003                0.3
                                                 -----------             -----
                                                 $20,837,967              100.0%
                                                 ===========             ======

----------
* A sector may comprise several industries.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the "Trust") is an open-end, non-diversified management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. The Trust currently consists of the following twenty funds (separately, a "Fund" and collectively, the "Funds"): WisdomTree Total Dividend Fund ("Total Dividend Fund"), WisdomTree High-Yielding Equity Fund ("High-Yielding Equity Fund"), WisdomTree LargeCap Dividend Fund ("LargeCap Dividend Fund"),WisdomTree Dividend Top 100 Fund ("Dividend Top 100 Fund"), WisdomTree MidCap Dividend Fund ("MidCap Dividend Fund"), WisdomTree SmallCap Dividend Fund ("SmallCap Dividend Fund"), WisdomTree DIEFA Fund ("DIEFA Fund"), WisdomTree DIEFA High-Yielding Equity Fund ("DIEFA High-Yielding Equity Fund"), WisdomTree Europe Total Dividend Fund ("Europe Total Dividend Fund"), WisdomTree Europe High-Yielding Equity Fund ("Europe High-Yielding Equity Fund"), WisdomTree Europe SmallCap Dividend Fund ("Europe SmallCap Dividend Fund"), WisdomTree Japan Total Dividend Fund ("Japan Total Dividend Fund"), WisdomTree Japan High-Yielding Equity Fund ("Japan High-Yielding Equity Fund"), WisdomTree Japan SmallCap Dividend Fund ("Japan SmallCap Dividend Fund"), WisdomTree Pacific ex-Japan Total Dividend Fund ("Pacific ex-Japan Total Dividend Fund"), WisdomTree Pacific ex-Japan High-Yielding Equity Fund ("Pacific ex-Japan High-Yielding Equity Fund"), WisdomTree International LargeCap Dividend Fund ("International LargeCap Dividend Fund"), WisdomTree International Dividend Top 100 Fund ("International Dividend Top 100 Fund"), WisdomTree International MidCap Dividend Fund ("International MidCap Dividend Fund") and WisdomTree International SmallCap Dividend Fund ("International SmallCap Dividend Fund"). The Funds commenced investment operations on June 16, 2006.

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments. Each Index consists of dividend paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. "WisdomTree", "High-Yielding Equity", "Dividend Top 100", "WisdomTree DIEFA", and "International Dividend Top 100" are service marks of WisdomTree Investments and have been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation-Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c) Foreign Currency Translation-The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

(d) Short-Term Investments-Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits

Notes to Schedule of Investments (unaudited) (concluded)

are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL TAX INFORMATION

At June 30, 2006, the aggregate unrealized appreciation and depreciation of investments based on cost for Federal income tax purposes were substantially the same as the amounts indicated below:

                                                              Gross            Gross               Net
                                                            Unrealized       Unrealized        Unrealized
Fund                                       Tax Cost        Appreciation     Depreciation      Appreciation
----------------------------------------------------------------------------------------------------------
Total Dividend Fund                       $24,713,802      $   961,180      $   (92,414)      $   868,766
----------------------------------------------------------------------------------------------------------
High-Yielding Equity Fund                  24,714,961          748,254          (96,994)          651,260
----------------------------------------------------------------------------------------------------------
LargeCap Dividend Fund                     14,971,519          423,555          (49,221)          374,334
----------------------------------------------------------------------------------------------------------
Dividend Top 100 Fund                       7,423,571          255,991          (28,301)          227,690
----------------------------------------------------------------------------------------------------------
MidCap Dividend Fund                        7,402,131          305,548          (30,633)          274,915
----------------------------------------------------------------------------------------------------------
SmallCap Dividend Fund                      7,432,866          373,880          (60,163)          313,717
----------------------------------------------------------------------------------------------------------
DIEFA Fund                                 24,352,399        1,828,214          (21,259)        1,806,955
----------------------------------------------------------------------------------------------------------
DIEFA High-Yielding Equity Fund            19,554,613        1,214,351          (19,421)        1,194,930
----------------------------------------------------------------------------------------------------------
Europe Total Dividend Fund                 14,655,699        1,111,228           (6,872)        1,104,356
----------------------------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund           14,675,535          918,870           (3,785)          915,085
----------------------------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund              20,008,654        1,046,831          (53,705)          993,126
----------------------------------------------------------------------------------------------------------
Japan Total Dividend Fund                  19,750,420        1,208,325          (18,912)        1,189,413
----------------------------------------------------------------------------------------------------------
Japan High-Yielding Equity Fund            19,784,966          998,679          (15,036)          983,643
----------------------------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                9,656,973          716,251          (18,693)          697,558
----------------------------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund       19,423,484        1,095,617          (77,930)        1,017,687
----------------------------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity
Fund                                       19,497,445          607,567         (186,196)          421,371
----------------------------------------------------------------------------------------------------------
International LargeCap Dividend Fund       19,798,474        1,134,633           (2,159)        1,132,474
----------------------------------------------------------------------------------------------------------
International Dividend Top 100 Fund        19,795,427        1,029,482           (4,727)        1,024,755
----------------------------------------------------------------------------------------------------------
International MidCap Dividend Fund         19,805,717        1,095,948          (57,692)        1,038,256
----------------------------------------------------------------------------------------------------------
International SmallCap Dividend Fund       19,865,933          981,627          (67,596)          914,031
----------------------------------------------------------------------------------------------------------

Item 2.  Controls and Procedures.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3: Exhibits.

      (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)    WisdomTree Trust
                ----------------------------------------------------------------


By: /s/ Jonathan L. Steinberg
    ----------------------------------------------------------------------------
        Jonathan L. Steinberg
        President

Date: August 22, 2006
      --------------------------------------------------------------------------



By: /s/ Marc J. Ruskin
    ----------------------------------------------------------------------------
        Marc J. Ruskin
        Treasurer

Date: August 22, 2006
      --------------------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Jonathan L. Steinberg
    ----------------------------------------------------------------------------
        Jonathan L. Steinberg
        President

Date: August 22, 2006
      --------------------------------------------------------------------------


By: /s/ Marc J. Ruskin
    ----------------------------------------------------------------------------
        Marc J. Ruskin
        Treasurer

Date: August 22, 2006
      --------------------------------------------------------------------------